UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06557
RidgeWorth Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 12/31/2009

Item 1. Schedule of Investments.
SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.3%)
Consumer Discretionary (20.9%)
Amazon.com, Inc.*	41,600	5,596
Best Buy Co., Inc.	21,600	852
Blue Nile, Inc.*	62,000	3,927
Coach, Inc.	65,800	2,404
D.R. Horton, Inc.	77,300	840
eBay, Inc.*	61,000	1,436
MercadoLibre, Inc.*	26,300	1,364
Netflix, Inc.*(a)	23,300	1,285
Nordstrom, Inc.	49,300	1,853
Priceline.com, Inc.*	3,800	830
Quanta Services, Inc.*	58,800	1,225
Urban Outfitters, Inc.*	47,000	1,645

		23,257

Financials (10.7%)
Alliance Data Systems Corp.*	45,500	2,939
BlackRock, Inc.	23,600	5,480
Greenhill & Co., Inc.	12,200	979
MSCI, Inc., Cl A*	23,500	747
Portfolio Recovery Associates, Inc.*	34,900	1,566
Stifel Financial Corp.*	3,400	201

		11,912

Health Care (15.6%)
Alcon, Inc.	7,000	1,151
Celgene Corp.*	36,900	2,055
Covance, Inc.*	34,600	1,888
Gilead Sciences, Inc.*	82,700	3,579
HMS Holdings Corp.*	20,900	1,018
IDEXX Laboratories, Inc.*(a)	23,800	1,272
Intuitive Surgical, Inc.*(a)	5,700	1,729
Medco Health Solutions, Inc.*	45,800	2,927
Psychiatric Solutions, Inc.*	85,600	1,810

		17,429

Industrials (8.6%)
AECOM Technology Corp.*	61,800	1,700
American Superconductor Corp.*	20,300	830
First Solar, Inc.*	29,900	4,048
Precision Castparts Corp.	19,000	2,097
Shaw Group, Inc. (The)*	33,100	952

		9,627

Information Technology (37.0%)
Altera Corp.	75,100	1,700
Apple, Inc.*	27,900	5,883
AsiaInfo Holdings, Inc.*	26,300	801
Baidu, Inc. ADR*	6,000	2,467
Cisco Systems, Inc.*	105,700	2,531
Cognizant Technology Solutions Corp., Cl A*	126,800	5,744
Concur Technologies, Inc.*	23,000	983
F5 Networks, Inc.*	34,000	1,801
Google, Inc., Cl A*	9,500	5,890
Paychex, Inc.	73,600	2,255
QUALCOMM, Inc.	119,300	5,519
Sourcefire, Inc.*	25,400	679
VistaPrint NV*	87,700	4,969

		41,222

Telecommunication Services (6.5%)
American Tower Corp., Cl A*	50,600	2,186
NII Holdings, Inc.*	72,200	2,424
tw telecom, Inc.*	153,800	2,636

		7,246

Total Common Stocks		110,693

Short-Term Investment (3.0%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	3,290	3,290

Total Short-Term Investment		3,290

Money Market Fund (0.3%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	306,941	307

Total Money Market Fund		307

Total Investments (Cost $70,667) — 102.6%		114,290

Liabilities in excess of other assets — (2.6)%		(2,845)

Net Assets — 100.0%		$111,445

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $3,223.

(b)	Affiliate investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.7%)
Consumer Discretionary (24.3%)
Blue Nile, Inc.*	16,600	1,051
drugstore.com, Inc.*	25,700	79
hhgregg, Inc.*	16,700	368
J. Crew Group, Inc.*	11,000	492
J.C. Penney Co., Inc.	17,100	455
KB Home	25,300	346
Lululemon Athletica, Inc.*	30,300	912
MercadoLibre, Inc.*	29,600	1,535
Priceline.com, Inc.*	6,000	1,311
Quanta Services, Inc.*	26,500	552
Strayer Education, Inc.(a)	2,500	531

		7,632

Energy (1.4%)
Ormat Technologies, Inc.	11,300	428

Financials (13.2%)
Alliance Data Systems Corp.*	11,000	710
BlackRock, Inc.	3,000	697
Greenhill & Co., Inc.	4,200	337
IntercontinentalExchange, Inc.*	3,700	415
Portfolio Recovery Associates, Inc.*	16,400	736
Stifel Financial Corp.*	14,500	859
Verisk Analytics, Inc., Cl A*	13,500	409

		4,163

Health Care (10.0%)
Covance, Inc.*	9,800	535
HMS Holdings Corp.*	30,500	1,485
IDEXX Laboratories, Inc.*(a)	5,700	305
Illumina, Inc.*	10,000	306
Intuitive Surgical, Inc.*	1,700	516

		3,147

Industrials (12.0%)
American Superconductor Corp.*	35,500	1,452
First Solar, Inc.*	6,300	853
MYR Group, Inc.*	5,000	90
Shaw Group, Inc. (The)*	24,100	693
Valmont Industries, Inc.	8,700	683

		3,771

Information Technology (36.5%)
Altera Corp.	37,300	844
AsiaInfo Holdings, Inc.*	34,000	1,036
Baidu, Inc. ADR*	1,300	535
Cognizant Technology Solutions Corp., Cl A*	21,200	960
Concur Technologies, Inc.*	19,400	829
Constant Contact, Inc.*	30,800	493
F5 Networks, Inc.*	11,000	583
IHS, Inc., Cl A*	9,900	543
OpenTable, Inc.*(a)	25,700	654
Paychex, Inc.	22,400	686
Pegasystems, Inc.	24,000	816
Rackspace Hosting, Inc.*	16,200	338
Sourcefire, Inc.*	47,300	1,265
Veeco Instruments, Inc.*	25,500	843
VistaPrint NV*	18,600	1,054

		11,479

Telecommunications Services (0.3%)
Neutral Tandem, Inc.*	3,500	80

Total Common Stocks		30,700

Short-Term Investment (3.2%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	1,008	1,008

Total Short-Term Investment		1,008

Money Market Fund (1.2%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	367,725	368

Total Money Market Fund		368

Total Investments (Cost $20,736) — 102.1%		32,076
Liabilities in excess of other assets — (2.1)%		(666)

Net Assets — 100.0%		$31,410

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $987.

(b)	Affiliate investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (130.3%)
Foreign Common Stocks (128.2%)
Argentina (0.3%)
Petrobras Energia SA ADR	20,900	327

Australia (4.5%)
Alumina Ltd. SP ADR*	118,300	775
AWB Ltd., Cl B*	714,800	725
BlueScope Steel Ltd.	309,084	863
Macquarie Infrastructure Group	458,918	550
OneSteel Ltd.	215,185	647
TABCORP Holdings Ltd.	135,953	848
Tatts Group Ltd.	279,670	613

		5,021

Austria (1.1%)
OMV AG	26,600	1,171

Belgium (3.2%)
Belgacom SA	20,100	730
Delhaize Group	18,700	1,437
Dexia SA*	218,100	1,394

		3,561

Canada (5.0%)
Barrick Gold Corp.	33,300	1,311
Celestica, Inc.*	45,700	431
Cenovus Energy, Inc. ADR	21,600	544
Cott Corp.*	66,900	549
Pan American Silver Corp.*	46,800	1,114
Suncor Energy, Inc.	32,000	1,130
Yamana Gold, Inc.	46,100	525

		5,604

China (2.8%)
China Petroleum & Chemical Corp. ADR	16,400	1,444
Perfect World Co. Ltd. SP ADR*	13,200	521
VisionChina Media, Inc. SP ADR*	49,600	542
WuXi PharmaTech Cayman, Inc. ADR*	34,972	558

		3,065

Denmark (1.9%)
Danske Bank A/S*	46,500	1,057
H. Lundbeck A/S	28,500	520
Vestas Wind Systems A/S*	9,300	568

		2,145

Finland (0.7%)
Wartsila Corp.	20,400	821

France (5.2%)
Atos Origin SA*	14,200	653
Bouygues SA	14,800	773
Legrand SA	38,700	1,080
PagesJaunes SA	78,700	880
Sanofi-Aventis SP ADR	31,100	1,221
Vivendi	40,100	1,195

		5,802

Germany (8.9%)
Aixtron AG SP ADR	15,500	519
BASF SE	18,700	1,172
Celesio AG	21,000	536
Commerzbank AG*	104,700	885
Deutsche Bank AG	15,500	1,099
Hannover Rueckversicherung AG*	13,400	631
Hochtief AG	14,600	1,112
Metro AG	8,900	547
Muenchener Rueckversicherungs-Gesellschaft AG	9,200	1,435
RWE AG	12,600	1,232
Suedzucker AG	34,900	728

		9,896

Greece (2.8%)
Alpha Bank A.E.*	34,800	409
National Bank of Greece SA SP ADR	109,700	572
OPAP SA	45,200	994
Piraeus Bank SA*	67,800	786
Titan Cement Co. SA	11,400	332

		3,093

Hong Kong (3.4%)
China Resources Power Holdings Co. Ltd	344,000	685
Hopson Development Holdings Ltd.	326,000	471
Industrial & Commercial Bank of China (Asia) Ltd.	148,000	323
Li & Fung Ltd.	284,000	1,181
New World Development Co. Ltd.	545,000	1,122

		3,782

Ireland (0.5%)
Allied Irish Banks PLC SP ADR*	130,100	457
Bank of Ireland SP ADR*	12,000	92

		549

Italy (6.4%)
Banca Carige SpA	267,900	716
Benetton Group SpA	62,700	561
Bulgari SpA	96,200	794
Enel SpA	183,800	1,066
Finmeccanica SpA	48,200	773
MEDIOBANCA — Banca di Credito Finanziario SpA*	83,055	990
Snam Rete Gas SpA	220,000	1,094
Telecom Italia RNC SpA	1,049,800	1,163

		7,157

Japan (20.4%)
Alps Electric Co. Ltd.*	154,400	902
Capcom Co. Ltd.	40,600	668
COSMO OIL Co. Ltd.	257,000	538
DIC Corp.	351,000	596
Hitachi Cable Ltd.	108,000	325
Hitachi Ltd.*	408,000	1,243
JFE Shoji Holdings, Inc.	91,000	324
Kajima Corp.	598,000	1,201
Kandenko Co. Ltd.	86,000	540
Kobe Steel Ltd.	445,000	803
Maruichi Steel Tube Ltd.	47,100	939
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Medipal Holdings Corp.	41,000	507
Miraca Holdings, Inc.	26,300	719
Mitsubishi Chemical Holdings Corp.	176,500	747
Mitsubishi Tanabe Pharma Corp.	45,000	561
Mitsui Chemicals, Inc.	395,000	1,018
Mitsui Engineering & Shipbuilding Co. Ltd.	226,000	539
Mitsui Mining & Smelting Co. Ltd.*	288,000	742
Nichirei Corp.	96,000	332
Nippon Express Co. Ltd.	130,000	532
Nippon Oil Corp.	150,000	693
Nippon Television Network Corp.	4,140	534
Oji Paper Co. Ltd.	135,000	564
Q.P. Corp.	50,700	538
Rengo Co. Ltd.	90,000	534
Seiko Epson Corp.	3,700	59
Shimachu Co. Ltd.	28,000	548
Showa Denko Kabushiki Kaisha	475,000	944
Sohgo Security Services Co. Ltd.	28,400	318
Sumitomo Bakelite Co. Ltd.	120,000	589
Sumitomo Chemical Co. Ltd.	147,000	639
Suzuken Co. Ltd.	23,300	763
Toda Corp.	98,000	312
Toyo Suisan Kaisha, Ltd.	31,000	711
Yamato Transport Co. Ltd.	80,000	1,107

		22,629

Jersey (1.2%)
Petrofac Ltd.	35,100	591
United Business Media Ltd.	100,200	752

		1,343

Netherlands (4.4%)
Akzo Nobel NV	13,700	911
Brit Insurance Holdings NV	486,300	1,548
Royal Philips Electronics NV	53,800	1,595
STMicroelectronics NV NYS	96,100	891

		4,945

Papua New Guinea (0.5%)
Lihir Gold Ltd. SP ADR	19,400	566

Peru (1.0%)
Compania de Minas Buenaventura SA SP ADR	34,400	1,151

Portugal (0.7%)
Banco Espirito Santo SA	116,700	764

Russian Federation (2.0%)
Gazprom SP ADR	45,200	1,132
Vimpel-Communications SP ADR	60,000	1,115

		2,247

Singapore (3.2%)
Fraser & Neave Ltd.	202,000	604
Keppel Corp. Ltd.	187,000	1,096
SembCorp Industries, Ltd.	432,000	1,138
SMRT Corp. Ltd.	489,000	665

		3,503

South Africa (1.6%)
Harmony Gold Mining Co. Ltd. SP ADR	105,000	1,068
Metropolitan Holdings Ltd.	199,900	364
Murray & Roberts Holding Ltd.	60,145	379

		1,811

Spain (7.7%)
Abertis Infraestructuras SA	25,100	566
Banco Bilbao Vizcaya Argentaria SA	65,100	1,188
Banco de Sabadell SA	171,500	953
Banco Espanol de Credito SA	69,500	853
Banco Popular Espanol SA	116,400	856
Bankinter SA	62,800	644
Corporacion Financiera Alba SA	10,200	534
Endesa SA	35,800	1,229
Indra Sistemas SA	33,700	795
Sacyr Vallehermoso Group SA*	81,200	931

		8,549

Sweden (7.0%)
Boliden AB	89,600	1,154
Electrolux AB, Ser B*	47,700	1,117
Holmen AB, Cl B	39,345	1,007
Securitas AB, Cl B	95,900	939
Svenska Cellulosa AB, Cl B	59,000	787
Svenska Handelsbanken AB, Cl A	19,700	562
Telefonaktiebolaget LM Ericsson SP ADR	117,100	1,076
TeliaSonera AB	153,500	1,113

		7,755

Switzerland (9.0%)
ABB Ltd.	79,600	1,535
Actelion Ltd.*	20,700	1,105
Credit Suisse Group AG SP ADR	22,700	1,116
Novartis AG SP ADR	30,700	1,671
Schindler Holding AG	15,500	1,194
Swatch Group AG	4,540	1,150
Swisscom AG	2,880	1,102
Zurich Financial Services AG	5,010	1,097

		9,970

Turkey (0.8%)
Turkcell Iletisim Hizmetleri AS SP ADR	52,100	911

United Kingdom (21.9%)
3i Group PLC	250,700	1,146
Amlin PLC	186,900	1,083
AstraZeneca PLC SP ADR	33,000	1,549
Barclays PLC SP ADR	29,600	521
BHP Billiton PLC SP ADR	20,700	1,322
British American Tobacco PLC	35,900	1,169
BT Group PLC	646,000	1,408
Bunzl PLC	54,400	593
Capita Group PLC	96,200	1,167
Drax Group PLC	163,400	1,095
GlaxoSmithKline PLC SP ADR	36,000	1,521
Home Retail Group PLC	174,400	796
Imperial Tobacco Group PLC	26,800	848
Jardine Lloyd Thompson Group PLC	56,676	443
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Kazakhmys PLC*	54,900	1,177
Kingfisher PLC	303,800	1,124
Lloyds Banking Group PLC SP ADR	169,100	553
Logica PLC	436,000	801
Rentokil Initial PLC*	306,400	572
Royal Dutch Shell PLC SP ADR	19,900	1,196
RSA Insurance Group PLC	746,800	1,454
Sage Group PLC (The)	154,400	549
Tate & Lyle PLC	165,000	1,153
Vodafone Group PLC SP ADR	48,200	1,113

		24,353

Total Foreign Common Stocks		142,491

Rights — Foreign (0.5%)
Italy (0.5%)
Fondiaria-Sai SpA	45,600	514

Total Rights — Foreign		514

Warrant (0.0%)
Italy (0.0%)
MEDIOBANCA — Banca di Credito Finanziario SpA(b)	79,100	—

Total Warrant		—

Short-Term Investment (1.7%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 01/04/10(a)	1,901,797	1,902

Total Short-Term Investment		1,902

Total Investments —130.3% Total Long Positions (Cost $147,327)		144,907
Liabilities in excess of other assets — (1.4)%		(1,556)
Short Positions (see summary below) —(28.9)%		(32,174)

Net Assets — 100.0%		$111,177

Short Positions ((28.9)%)
Foreign Common Stocks Sold Short ((28.9)%)
Australia ((0.7)%)
Cochlear Ltd.	(13,386)	(830)

Belgium ((0.5)%)
Anheuser-Busch InBev NV	(10,700)	(558)

Canada ((1.4)%)
Cameco Corp.	(18,600)	(598)
Imax Corp.*	(28,400)	(378)
Silver Standard Resources, Inc.*	(24,400)	(534)

		(1,510)

Chile ((0.4)%)
Lan Airlines SA SP ADR	(26,000)	(433)

Denmark ((0.5)%)
A.P. Moller-Maersk A/S, Cl B	(82)	(578)

France ((5.9)%)
Accor SA	(15,000)	(822)
Compagnie de Saint-Gobain	(11,700)	(638)
Electricite de France	(13,800)	(822)
Essilor International SA	(13,200)	(790)
Eurazeo	(10,600)	(742)
Pernod Ricard SA	(10,302)	(885)
Suez Environnement SA	(54,000)	(1,248)
Wendel	(9,300)	(571)

		(6,518)

Germany ((1.8)%)
Deutsche Postbank AG*	(16,000)	(524)
Fresenius SE	(12,400)	(885)
ThyssenKrupp AG	(14,400)	(549)

		(1,958)

Ireland ((0.5)%)
Ryanair Holdings PLC SP ADR*	(21,800)	(585)

Israel ((0.5)%)
Teva Pharmaceutical Industries, Ltd. SP ADR	(9,800)	(551)

Italy ((0.5)%)
Luxottica Group SpA	(21,600)	(559)

Japan ((9.3)%)
Bridgestone Corp.	(33,500)	(585)
Daikin Industries Ltd.	(22,200)	(873)
FANUC Ltd.	(9,500)	(880)
Hitachi High-Technologies Corp.	(33,800)	(668)
Ibiden Co. Ltd.	(15,200)	(539)
Komatsu Ltd.	(29,700)	(617)
Kubota Corp.	(72,000)	(657)
Mitsubishi Corp.	(25,900)	(641)
NGK Insulators Ltd.	(24,000)	(521)
Ricoh Co. Ltd.	(61,000)	(861)
ROHM Co. Ltd	(8,700)	(566)
Sapporo Holdings Ltd.	(59,000)	(322)
Shimano, Inc.	(13,400)	(535)
Shin-Etsu Chemical Co. Ltd.	(13,900)	(781)
UNY Co. Ltd.	(74,000)	(517)
Yamaha Corp.	(68,400)	(820)

		(10,383)

Mexico ((1.1)%)
CEMEX SAB de CV*	(49,300)	(583)
Coca-Cola FEMSA, SAB de CV SP ADR	(9,100)	(598)

		(1,181)

Norway ((0.6)%)
Norsk Hydro ASA*	(75,500)	(636)

Portugal ((0.5)%)
Galp Energia SGPS SA	(32,700)	(566)

South Africa ((0.5)%)
MTN Group Ltd.	(34,600)	(554)

Spain ((1.4)%)
Acciona SA	(5,700)	(744)
Enagas	(38,000)	(840)

		(1,584)

Sweden ((0.7)%)
Swedbank AB, Cl A	(75,200)	(746)

Switzerland ((0.5)%)
Roche Holding AG SP ADR	(12,700)	(536)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
United Kingdom ((1.7)%)
Autonomy Corp. PLC*	(22,700)	(554)
Inmarsat PLC	(61,400)	(686)
Smiths Group PLC	(40,800)	(668)

		(1,908)

Total Foreign Common Stocks Sold Short		(32,174)

Total Investment Securities Sold Short (Proceeds $30,620)		(32,174)

*	Non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Valued at fair value using methods determined by the Board. Fair value is zero. Fair valued securities held by the Fund represent 0.00% of net assets as of December 31, 2009.

ADR	American Depositary Receipt
Amounts designated as “-” are $0 or have been rounded to $0.
The investment considerations for the International Equity 130/30 Fund as a percentage of net assets, by sector, as of December 31, 2009, were as follows:

Long Positions:
Financials	26.1%
Materials	21.9
Industrials	18.7
Consumer Discretionary	14.3
Health Care	10.1
Telecommunication Services	9.4
Energy	7.9
Consumer Staples	7.9
Information Technology	6.5
Utilities	5.8
Short-Term Investment	1.7
Short Positions:
Industrials	(7.4)%
Consumer Discretionary	(4.0)
Utilities	(3.3)
Information Technology	(2.9)
Materials	(2.8)
Consumer Staples	(2.6)
Health Care	(2.5)
Financials	(1.8)
Telecommunication Services	(1.1)
Energy	(0.5)
See Notes to Schedules of Portfolio Investments.

At December 31, 2009, the Fund’s forward foreign currency contracts were as follows:

		Contract			Unrealized
		Amount in Local	Contract Value	Market	Appreciation
Currency	Delivery Date	Currency	in USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	01/04/10	1	1	1	—
British Pound	01/04/10	3	5	5	—
Danish Krone	01/05/10	10	2	2	—
Euro	01/04/10	—	1	1	—
Japanese Yen	01/05/10	57,512	621	617	4
Norwegian Krone	01/04/10	9	2	2	—
Swedish Krona	01/04/10	9	1	1	—
Swiss Franc	01/04/10	1	1	1	—

Total Long Contracts			$634	$630	$4

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (98.9%)
Australia (6.5%)
Australia & New Zealand Banking Group Ltd.	126,423	2,598
Challenger Financial Services Group Ltd.	437,361	1,661
Downer EDI Ltd.	485,421	4,076
Macquarie Group Ltd.(a)	67,863	2,950
National Australia Bank Ltd.	176,715	4,348
Qantas Airways Ltd.	1,369,432	3,677

		19,310

Austria (2.5%)
Erste Group Bank AG	21,216	793
OMV AG	64,615	2,843
Voestalpine AG	97,878	3,606

		7,242

Belgium (0.6%)
Anheuser-Busch InBev NV	34,179	1,783

Bermuda (0.7%)
Texwinca Holdings Ltd.	2,183,721	2,042

Brazil (3.4%)
Gerdau SA	138,974	2,327
Gerdau SA SP ADR	26,557	452
Petroleo Brasileiro SA	195,711	4,126
Rossi Residencial SA	279,203	2,454
Vivo Participacoes SA	17,745	555

		9,914

Canada (0.5%)
Research In Motion Ltd.*	22,719	1,534

China (1.7%)
PetroChina Co. Ltd., Cl H	2,792,061	3,356
Shimao Property Holdings Ltd.	836,164	1,588

		4,944

France (11.9%)
BNP Paribas	27,736	2,222
Bouygues SA	32,394	1,691
Capgemini SA	44,022	2,017
Compagnie Generale de Geophysique-Veritas*	93,464	2,000
Credit Agricole SA	118,334	2,097
PSA Peugeot Citroen SA*	67,277	2,282
Publicis Groupe	71,494	2,921
Sanofi-Aventis	66,494	5,248
Schneider Electric SA	16,972	1,990
Societe Generale	77,285	5,423
Vinci SA	57,251	3,239
Vivendi	128,566	3,832

		34,962

Germany (9.4%)
Adidas AG	26,726	1,453
Allianz SE	37,068	4,656
BASF SE	50,761	3,183
Deutsche Bank AG	66,223	4,706
Deutsche Lufthansa AG	133,351	2,249
HeidelbergCement AG	26,078	1,785
MAN AG	31,006	2,416
Siemens AG	41,185	3,800
ThyssenKrupp AG	90,657	3,454

		27,702

Hong Kong (2.3%)
BOC Hong Kong Holdings Ltd.	393,500	893
Industrial & Commercial Bank of China (Asia) Ltd.	2,339,194	5,099
Industrial & Commercial Bank of China Ltd., H Shares	779,208	647

		6,639

Hungary (0.2%)
OTP Bank Nyrt. PLC*	16,085	467

India (2.7%)
ICICI Bank Ltd. SP ADR	31,769	1,198
Indiabulls Real Estate Ltd.*	426,469	2,087
Lanco Infratech Ltd.*	56,342	698
Satyam Computer Services Ltd. SP ADR*	409,661	1,889
Tata Steel Ltd.	166,760	2,214

		8,086

Italy (2.1%)
Intesa Sanpaolo SpA*	472,793	2,135
UniCredito Italiano SpA*	1,248,234	4,191

		6,326

Japan (13.4%)
Daicel Chemical Industries Ltd.	176,927	1,034
Hitachi High-Technologies Corp.	130,030	2,568
Honda Motor Co. Ltd.	115,488	3,857
Itochu Techno-Solutions Corp.	919,780	6,735
Mitsubishi Corp.	47,116	1,166
Mitsubishi UFJ Financial Group, Inc.	362,702	1,761
Mitsui & Co. Ltd.	268,178	3,776
Nippon Telegraph & Telephone Corp.	116,716	4,575
Nitto Denko Corp.	27,913	995
Sharp Corp.	58,168	729
Shin-Etsu Chemical Co. Ltd.	56,714	3,185
Sumitomo Corp.	143,844	1,457
Sumitomo Mitsui Financial Group, Inc.	29,205	830
Takata Corp.	225,339	5,214
TS TECH Co. Ltd.	84,586	1,712

		39,594

Luxembourg (1.5%)
ArcelorMittal	98,664	4,551

Mauritius (0.8%)
Golden Agri-Resources Ltd.*	6,585,289	2,391

Netherlands (2.5%)
Aegon NV*	159,894	1,041
ING Groep NV*	424,179	4,195
Koninklijke Ahold NV	170,949	2,269

		7,505

Norway (2.0%)
Acergy SA	162,981	2,582
Telenor ASA*	242,787	3,401

		5,983

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Russian Federation (1.4%)
JSC MMC Norilsk Nickel ADR	157,885	2,266
JSC MMC Norilsk Nickel SP ADR*	17,568	252
Vimpel-Communications SP ADR	80,900	1,504

		4,022

Singapore (2.7%)
Midas Holdings Ltd.(a)	2,120,706	1,389
SIA Engineering Co. Ltd.	963,406	2,291
United Overseas Bank Ltd.	98,878	1,387
Venture Corp. Ltd.	458,685	2,890

		7,957

South Africa (0.5%)
Barloworld Ltd.	238,239	1,458

Spain (3.4%)
Banco Santander Central Hispano SA	178,580	2,957
Telefonica SA	248,492	6,952

		9,909

Sweden (1.5%)
Alfa Laval AB	162,559	2,250
Hennes & Mauritz AB	40,266	2,237

		4,487

Switzerland (8.0%)
ABB Ltd.	145,688	2,809
Nestle SA	141,216	6,854
Roche Holding AG	29,804	5,066
Swiss Re	66,731	3,220
Transocean Ltd.*	30,296	2,509
UBS AG*	205,756	3,193

		23,651

Taiwan (3.0%)
Compal Electronics, Inc.	1,215,920	1,688
Lite-On Technology Corp.	2,375,609	3,573
Tripod Technology Corp.	1,082,166	3,658

		8,919

Turkey (0.5%)
Tofas Turk Otomobil Fabrikasi AS	433,753	1,373

United Kingdom (13.3%)
Antofagasta PLC	143,672	2,302
Aviva PLC	384,724	2,472
BAE Systems PLC	323,250	1,877
Barclays PLC	952,743	4,247
British American Tobacco PLC	109,614	3,570
G4S PLC	492,756	2,074
GlaxoSmithKline PLC	128,135	2,731
Kazakhmys PLC*	129,383	2,775
Logica PLC	382,783	703
Royal Dutch Shell PLC SP ADR	24,248	1,410
Royal Dutch Shell PLC, Cl A	118,034	3,588
Royal Dutch Shell PLC, Cl B	131,473	3,846
SABMiller PLC	106,352	3,136
Xstrata PLC*	240,488	4,354

		39,085

Total Foreign Common Stocks		291,836

Preferred Stock (0.9%)
Brazil (0.9%)
Vale SA, Cl A	104,033	2,522

Total Preferred Stock		2,522

Rights — Foreign (0.0%)
Belgium (0.0%)
Fortis(a)(b)	866,146	—

Total Rights — Foreign		—

Warrant (0.0%)
Mauritius (0.0%)
Golden Agri-Resources Ltd.	458,864	46

Total Warrant		46

Short-Term Investments (1.0%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 01/04/10(c)	731	731

RidgeWorth Funds Securities Lending Joint Account(d)(e)	2,206	2,206

Total Short-Term Investments		2,937

Total Investments (Cost $235,159) — 100.8%		297,341

Liabilities in excess of other assets — (0.8)%		(2,415)

Net Assets — 100.0%		$294,926

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $2,095.

(b)	Valued at fair value using methods determined by the Board. Fair value is zero. Fair valued securities held by the Fund represent 0.00% of net assets as of December 31, 2009.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(d)	Investment in affiliate.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

ADR	American Depositary Receipt
Amounts designated as “-” are $0 or have been rounded to $0.
The investment concentrations for the International Equity Fund as a percentage of net assets, by sector, as of December 31, 2009, were as follows:

Industries
Financials	25.9%
Industrials	16.4%
Materials	13.8%
Consumer Discretionary	9.7%
Energy	9.6%
Consumer Staples	6.8%
Telecommunication Services	6.3%
Information Technology	6.1%
Health Care	4.4%
Short-Term Investment	1.0%
Transportation	0.8%
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (99.2%)
Australia (5.1%)
AGL Energy Ltd.	24,669	311
Alumina Ltd.*	166,493	275
Amcor Ltd.	47,951	268
AMP Ltd.	114,680	697
Aristocrat Leisure Ltd.	27,861	101
ASX Ltd.	11,405	358
Australia & New Zealand Banking Group Ltd.	120,397	2,474
AXA Asia Pacific Holdings Ltd.	69,368	409
BGP Holdings PLC*(a)(b)	737,041	—
BHP Billiton Ltd.	180,892	7,003
BlueScope Steel Ltd.	121,374	339
Boral Ltd.(c)	41,587	222
Brambles Ltd.	83,434	508
CFS Retail Property Trust	119,309	204
Coca-Cola Amatil Ltd.	39,539	409
Commonwealth Bank of Australia	81,252	4,002
Computershare Ltd.	30,681	315
CSL Ltd.	35,489	1,035
CSR Ltd.	101,770	165
Dexus Property Group	260,018	198
Fairfax Media Ltd.(c)	159,554	249
Fortescue Metals Group Ltd.*	73,660	294
Foster’s Group Ltd.	112,109	554
GPT Group	589,840	320
Incitec Pivot Ltd.	99,746	318
Insurance Australia Group Ltd.	124,389	450
Leighton Holdings Ltd.(c)	9,893	339
Lend Lease Group	30,954	285
Macquarie Group Ltd.(c)	18,176	790
Macquarie Infrastructure Group	172,590	207
Mirvac Group Ltd. REIT	115,462	163
National Australia Bank Ltd.	106,200	2,613
Newcrest Mining Ltd.	27,766	881
OneSteel Ltd.	98,537	296
Orica Ltd.	22,328	522
Origin Energy Ltd.	48,107	727
OZ Minerals Ltd.*(d)	212,154	225
Perpetual Ltd.(c)	3,015	100
QBE Insurance Group Ltd.	56,317	1,295
Rio Tinto Group Ltd.	24,441	1,644
Santos Ltd.	50,862	644
Sims Metal Management Ltd.	10,042	200
Sonic Healthcare Ltd.	25,839	357
Stockland Trust Group	132,219	469
Suncorp-Metway Ltd.	78,379	612
TABCORP Holdings Ltd.	41,660	260
Telstra Corp. Ltd.	243,450	750
Toll Holdings Ltd.	43,830	344
Transurban Group	75,199	374
Wesfarmers Ltd.	57,957	1,627
Wesfarmers Ltd. PPS	9,744	273
Westfield Group REIT	114,910	1,294
Westpac Banking Corp.	158,632	3,604
Woodside Petroleum Ltd.	27,034	1,146
Woolworths Ltd.	68,849	1,731
WorleyParsons Ltd.	10,895	285

		45,535

Austria (1.7%)
Erste Group Bank AG	82,668	3,088
IMMOEAST AG*(c)	184,608	1,019
Oesterreichische Elektrizitaeswirtschafts AG	36,367	1,549
OMV AG	68,623	3,020
Raiffeisen International Bank-Holding AG	24,635	1,395
Telekom Austria AG	143,802	2,051
Vienna Insurance Group	17,736	915
Voestalpine AG	55,743	2,053

		15,090

Belgium (2.2%)
Anheuser-Busch InBev NV	139,784	7,292
Belgacom SA	29,843	1,083
Colruyt SA	3,095	747
Compagnie Nationale a Portefeuille SA	6,934	370
Delhaize Group	20,306	1,561
Dexia SA*(c)	105,705	676
Fortis*	444,771	1,672
Groupe Bruxelles Lambert SA	15,036	1,424
KBC Bank & Insurance Holding Co. NV*	32,074	1,396
Mobistar SA	5,937	408
Solvay SA	11,613	1,258
UCB SA	21,199	888
Umicore	24,020	806

		19,581

Cyprus (0.1%)
Bank of Cyprus Public Co. Ltd.	125,191	885

Denmark (1.3%)
A.P. Moller-Maersk A/S	145	1,023
A.P. Moller-Maersk A/S, Cl A	73	497
Carlsberg A/S, Cl B	14,769	1,093
Coloplast A/S, Cl B	3,668	334
Danske Bank A/S*	61,150	1,390
DSV A/S*	25,656	465
H. Lundbeck A/S	1,304	24
Novo Nordisk A/S, Cl B	61,007	3,902
Novozymes A/S, Cl B	6,349	661
Topdanmark A/S*	2,198	298
Trygvesta AS	3,182	210
Vestas Wind Systems A/S*	27,330	1,669
William Demant Holding*(c)	3,721	281

		11,847

Finland (0.9%)
Fortum Corp.	34,049	926
Kone Oyj, Cl B	10,717	460
Metso Corp.	9,109	322
Neste Oil Oyj	9,246	165
Nokia Corp., Cl A	276,522	3,536
Nokian Renkaat Oyj	9,345	228
Outokumpu Oyj	10,690	203
Rautaruukki Oyj	7,818	181
Sampo PLC, Cl A	33,802	825
Stora Enso Oyj	46,390	324
UPM-Kymmene Oyj	40,546	484
Wartsila Corp.(c)	5,374	216
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
		7,870

France (11.6%)
Accor	14,052	770
Aeroports De Paris	3,278	265
Air France-KLM*	16,039	253
Air Liquide SA	25,655	3,053
Alcatel*	237,694	812
Alstom	19,032	1,338
Atos Origin SA*	5,673	261
AXA SA	149,974	3,556
BNP Paribas	88,708	7,108
Bouygues SA	20,622	1,077
Bureau Veritas SA	5,308	277
Capgemini SA	13,767	631
Carrefour SA	61,717	2,969
Casino Guichard-Perrachon SA	5,475	491
Christian Dior SA	6,533	672
CNP Assurances SA	3,665	356
Compagnie de Saint-Gobain	35,840	1,956
Compagnie Generale de Geophysique-Veritas*	15,780	338
Compagnie Generale des Etablissements Michelin, Cl B	14,549	1,117
Credit Agricole SA	84,917	1,504
Danone SA	53,291	3,272
Dassault Systemes SA	7,063	402
Eiffage SA	4,535	256
Electricite de France	22,938	1,366
Eramet	574	182
Essilor International SA	20,005	1,197
Eurazeo	3,485	244
European Aeronautic Defence & Space Co.(c)	39,201	791
Eutelsat Communications	9,318	300
Fonciere des Regions	2,171	222
France Telecom SA	176,812	4,418
GDF SUEZ	117,523	5,102
Gecina SA	2,358	257
Hermes International	5,512	737
Icade	2,335	223
Imerys	4,271	257
Klepierre	8,611	350
L’Oreal SA	22,986	2,570
Lafarge SA	19,905	1,649
Lagardere SCA	11,417	465
Legrand SA	10,061	281
LVMH Moet Hennessy Louis Vuitton SA	23,701	2,663
M6 Metropole Television	7,650	197
Natixis*	93,002	473
Neopost SA(c)	3,755	310
PagesJaunes SA	14,961	167
Pernod Ricard	19,169	1,646
Pinault-Printemps-Redoute SA	7,302	882
PSA Peugeot Citroen SA*	13,451	456
Publicis Groupe	13,049	533
Renault SA*	17,398	903
Safran SA	17,293	339
Sanofi-Aventis	102,240	8,069
Schneider Electric SA	21,283	2,495
Scor SE	15,441	387
Societe BIC	3,164	219
Societe Generale	59,845	4,199
Societe Television Francaise 1	13,934	257
Sodexho Alliance SA	9,282	530
Suez Environnement SA	27,896	645
Technip SA	9,628	682
Thales SA	8,327	429
Total SA	201,156	12,976
Unibail-Rodamco	7,994	1,761
Vallourec SA	5,527	1,007
Veolia Environnement	37,936	1,257
Vinci SA	41,438	2,344
Vivendi	114,081	3,400

		102,571

Germany (14.5%)
Adidas AG	33,426	1,818
Allianz SE	74,929	9,412
BASF SE	150,175	9,416
Bayer AG	135,241	10,893
Bayerische Motoren Werke AG	51,638	2,369
Bayerische Motoren Werke AG	8,849	289
Beiersdorf AG	14,178	938
Celesio AG	16,260	415
Commerzbank AG*(c)	118,997	1,006
Daimler AG	145,787	7,767
Deutsche Bank AG	98,534	7,003
Deutsche Boerse AG	32,539	2,701
Deutsche Lufthansa AG	38,126	643
Deutsche Post AG	140,798	2,735
Deutsche Postbank AG*	15,055	493
Deutsche Telekom AG	463,550	6,870
E.ON AG	311,012	12,976
Fraport AG	6,451	332
Fresenius SE	5,235	326
GEA Group AG	27,280	608
Hannover Rueckversicherung AG*	10,910	513
HeidelbergCement AG	20,500	1,403
Henkel AG & KGaA Vorzug	27,115	1,407
Henkel KGaA	22,533	1,001
Hochtief AG	7,303	556
Infineon Technologies AG*	178,881	995
K+S AG	24,826	1,424
Linde AG	24,186	2,907
MAN AG	17,428	1,358
Merck KGaA	10,557	979
Metro AG	19,078	1,173
Muenchener Rueckversicherungs-Gesellschaft AG	32,195	5,024
Puma AG Rudolf Dassler Sport	954	319
RWE AG	68,276	6,677
Salzgitter AG	6,740	663
SAP AG	142,178	6,742
Siemens AG	133,431	12,311
Solarworld AG(c)	14,399	316
Suedzucker AG	13,712	286
ThyssenKrupp AG	56,184	2,141
TUI AG*	27,334	230
United Internet AG*	22,213	292
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Volkswagen AG(c)	6,903	758
Wacker Chemie AG	2,500	436

		128,921

Greece (1.1%)
Alpha Bank A.E.*	73,538	864
Coca-Cola Hellenic Bottling Co. SA	39,727	911
EFG Eurobank Ergasias SA*	69,854	789
Hellenic Petroleum SA	18,987	213
Hellenic Telecommunications Organization SA	51,093	754
Marfin Investment Group SA	142,062	405
National Bank of Greece SA*	124,199	3,222
OPAP SA	44,995	989
Piraeus Bank SA*	62,986	730
Public Power Corp. SA*	25,682	479
Titan Cement Co. SA	12,126	353

		9,709

Hong Kong (0.8%)
Bank of East Asia Ltd.	60,333	240
BOC Hong Kong Holdings Ltd.	149,856	340
Cheung Kong (Holdings) Ltd.	56,241	728
CLP Holdings Ltd.	76,163	515
Esprit Holdings Ltd.	45,490	304
Foxconn International Holdings Ltd.*	97,649	114
Hang Lung Properties Ltd.	85,196	336
Hang Seng Bank Ltd.	31,092	460
Henderson Land Development Co. Ltd.	43,220	326
Hong Kong & China Gas Co. Ltd. (The)	126,763	319
Hong Kong Electric Holdings Ltd.	56,073	305
Hong Kong Exchanges & Clearing Ltd.	37,374	672
Hutchison Whampoa Ltd.	87,582	603
Li & Fung Ltd.	87,671	365
Link REIT (The)	90,468	231
New World Development Co. Ltd.	103,118	212
Sino Land Co. Ltd.	10,855	21
Sun Hung Kai Properties Ltd.	44,850	673
Swire Pacific Ltd.	31,031	376
Wharf Holdings Ltd. (The)	55,925	323

		7,463

Ireland (1.0%)
Anglo Irish Bank Corp. PLC*(a)(c)	143,993	45
Anglo Irish Bank Corp. PLC*(a)	8,839	3
CRH PLC	197,219	5,374
Elan Corp. PLC*	157,310	947
Kerry Group PLC, Cl A	47,462	1,494
Ryanair Holdings PLC*	82,134	388
Ryanair Holdings PLC*	45,090	214

		8,465

Italy (9.0%)
A2A SpA	267,469	562
Assicurazioni Generali SpA	271,867	7,334
Autogrill SpA*	27,922	353
Autostrade SpA	58,679	1,535
Banca Carige SpA	167,820	448
Banca Monte dei Paschi di Siena SpA	524,997	924
Banca Popolare di Milano Scarl SpA	89,630	640
Banco Popolare Scarl*	153,217	1,157
Enel SpA	1,514,207	8,785
Eni SpA	598,796	15,278
Exor SpA	17,137	334
Fiat SpA*	167,233	2,457
Finmeccanica SpA	91,311	1,465
Fondiaria-Sai SpA	15,576	248
Intesa Sanpaolo	194,684	654
Intesa Sanpaolo SpA*	1,771,159	7,997
Italcementi SpA	19,453	267
Luxottica Group SpA	26,308	681
Mediaset SpA	173,722	1,428
MEDIOBANCA — Banca di Credito Finanziario SpA*	111,269	1,326
Mediolanum SpA	60,128	376
Parmalat SpA	415,302	1,163
Pirelli & C. SpA*	649,580	391
Prysmian SpA	20,331	355
Saipem SpA	61,783	2,134
Snam Rete Gas SpA	327,838	1,631
Telecom Italia RNC SpA	1,405,776	1,558
Telecom Italia SpA	2,337,029	3,645
Terna SpA	301,742	1,298
UniCredito Italiano SpA*	3,324,977	11,164
Unione di Banche Italiane Scpa	134,774	1,940
Unipol Gruppo Finanziario SpA*	196,311	270

		79,798

Japan (17.8%)
77 Bank Ltd.	35,795	190
Advantest Corp.	12,473	322
AEON Co. Ltd.	54,215	438
AEON MALL Co. Ltd.	6,463	125
Aioi Insurance Co. Ltd.	46,920	224
Aisin Seiki Co. Ltd.	15,642	445
Ajinomoto Co., Inc.	58,971	554
All Nippon Airways Co. Ltd.	61,595	167
Amada Co. Ltd.	33,386	208
Asahi Breweries Ltd.	30,018	552
Asahi Glass Co. Ltd.	79,644	751
Asahi Kasei Corp.	107,484	536
Astellas Pharma, Inc.	36,459	1,355
Bank of Kyoto Ltd. (The)(d)	30,560	246
Bank of Yokohama Ltd. (The)	106,980	485
Benesse Holdings, Inc.	7,174	300
Bridgestone Corp.	47,121	823
Canon, Inc.	81,097	3,405
Casio Computer Co. Ltd.(c)	21,814	173
Central Japan Railway Co.	120	802
Chiba Bank Ltd. (The)	68,650	408
Chubu Electric Power Co., Inc.	51,772	1,234
Chugai Pharmaceutical Co. Ltd.	20,175	377
Chugoku Electric Power Co., Inc. (The)	20,978	400
Citizen Holdings Co. Ltd.	27,300	157
Credit Saison Co. Ltd.	14,489	162
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Dai Nippon Printing Co. Ltd.	45,723	580
Daiichi Sankyo Co. Ltd.	54,285	1,136
Daikin Industries Ltd.	18,523	728
Daito Trust Construction Co. Ltd.	7,649	361
Daiwa House Industry Co. Ltd.	45,611	487
Daiwa Securities Group, Inc.	102,245	511
Denki Kagaku Kogyo Kabushiki Kaisha	51,570	230
DENSO Corp.	36,375	1,086
Dentsu, Inc.(c)	15,963	366
DOWA Mining Co. Ltd.	24,558	136
East Japan Railway Co.	25,236	1,591
Eisai Co. Ltd.	19,082	701
Electric Power Development Co. Ltd.	9,320	264
Elpida Memory, Inc.*	11,762	190
FANUC Ltd.	14,455	1,340
Fast Retailing Co. Ltd.	3,891	730
Fuji Photo Film Co. Ltd.	38,608	1,157
Fujitsu Ltd.	146,209	936
Fukuoka Financial Group, Inc.	75,280	260
Furukawa Electric Co. Ltd. (The)	60,249	250
Gunma Bank Ltd. (The)	37,620	191
Hankyu Hanshin Holdings, Inc.	99,947	444
Hirose Electric Co. Ltd.	3,001	313
Hitachi Chemical Co. Ltd.	10,038	203
Hitachi Construction Machinery Co. Ltd.	10,071	261
Hitachi Ltd.*(c)	263,812	805
Hokkaido Electric Power Co., Inc.	12,746	231
Hokuhoku Financial Group, Inc.	125,042	254
Hokuriku Electric Power Co.	11,163	243
Honda Motor Co. Ltd.	126,506	4,225
Hoya Corp.	34,036	899
Ibiden Co. Ltd.	11,342	402
Inpex Holdings, Inc.	68	512
Isetan Mitsukoshi Holdings Ltd.	34,725	312
Ishikawajima-Harima Heavy Industries Co. Ltd.*	126,028	199
Isuzu Motors Ltd.	113,873	212
Itochu Techno-Solutions Corp.	120,353	881
Iyo Bank Ltd. (The)	23,902	194
J. Front Retailing Co. Ltd.	46,171	203
Japan Real Estate Investment Corp. REIT	42	309
Japan Retail Fund Investment Corp. REIT	37	166
Japan Steel Works Ltd. (The)	28,542	361
Japan Tobacco, Inc.	349	1,173
JFE Holdings, Inc.	37,972	1,488
JGC Corp.	18,150	333
Joyo Bank Ltd. (The)	62,997	252
JS Group Corp.	18,303	314
JSR Corp.	16,482	333
Kajima Corp.	79,851	160
Kamigumi Co. Ltd.	25,197	184
Kaneka Corp.	29,769	189
Kansai Electric Power Co., Inc. (The)	58,761	1,325
Kansai Paint Co. Ltd.	21,282	178
Kao Corp.	43,107	1,007
Kawasaki Heavy Industries Ltd.	129,569	326
Kawasaki Kisen Kaisha Ltd.*(c)	58,490	166
KDDI Corp.	226	1,196
Keihin Electric Express Railway Co. Ltd.	41,717	306
Keio Electric Railway Co. Ltd.	42,925	258
Keyence Corp.	3,371	695
Kintetsu Corp.(c)	136,496	451
Kirin Holdings Co. Ltd.	67,959	1,087
Kobe Steel Ltd.	219,922	397
Komatsu Ltd.	71,910	1,493
Konami Corp.	8,989	160
Konica Minolta Holdings, Inc.	41,779	427
Kubota Corp.	88,692	810
Kuraray Co. Ltd.	31,695	370
Kurita Water Industries Ltd.	10,073	314
Kyocera Corp.	12,854	1,128
Kyowa Hakko Kogyo Co. Ltd.	24,846	263
Kyushu Electric Power Co., Inc.	31,769	653
Lawson, Inc.	6,220	274
Mabuchi Motor Co. Ltd.	2,762	136
Makita Corp.	10,896	371
Marubeni Corp.	135,127	742
MARUI Group Co. Ltd.	21,301	131
Matsushita Electric Industrial Co. Ltd.	150,783	2,145
Matsushita Electric Works Ltd.	33,141	399
Mazda Motor Corp.	89,740	204
Meiji Holdings Co. Ltd.*	2,114	80
Minebea Co. Ltd.	37,772	204
Mitsubishi Chemical Holdings Corp.	98,849	418
Mitsubishi Corp.	103,627	2,565
Mitsubishi Electric Corp.*	144,439	1,063
Mitsubishi Estate Co. Ltd.	91,741	1,456
Mitsubishi Gas Chemical Co., Inc.	36,147	181
Mitsubishi Heavy Industries Ltd.	236,074	826
Mitsubishi Materials Corp.*	94,612	231
Mitsubishi Motors Corp.*(c)	295,745	407
Mitsubishi Rayon Co. Ltd.	49,401	198
Mitsubishi Tanabe Pharma Corp.	18,386	229
Mitsubishi UFJ Financial Group, Inc.	775,926	3,766
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,244	97
Mitsui & Co. Ltd.	132,662	1,868
Mitsui Chemicals, Inc.	56,419	145
Mitsui Engineering & Shipbuilding Co. Ltd.	71,703	171
Mitsui Fudosan Co. Ltd.	66,860	1,119
Mitsui O.S.K. Lines Ltd.	97,497	512
Mitsui Sumitomo Insurance Group Holdings, Inc.	32,048	814
Mitsui Trust Holdings, Inc.	90,504	302
Mizuho Financial Group, Inc.	1,019,558	1,818
Mizuho Securities Co. Ltd.	58,010	175
Murata Manufacturing Co. Ltd.	17,769	878
Namco Bandai Holdings, Inc.	19,088	182
NEC Corp.*	150,562	386
NGK Insulators Ltd.	21,788	473
NGK Spark Plug Co. Ltd.	15,390	173
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Nidec Corp.	9,133	838
Nikon Corp.	27,842	547
Nintendo Co. Ltd.	7,726	1,829
Nippon Building Fund, Inc.	48	364
Nippon Electric Glass Co. Ltd.	31,951	436
Nippon Express Co. Ltd.	78,182	320
Nippon Meat Packers, Inc.	17,692	204
Nippon Mining Holdings, Inc.	81,138	346
Nippon Oil Corp.	110,310	509
Nippon Paper Group, Inc.	8,705	222
Nippon Sheet Glass Co. Ltd.	64,729	184
Nippon Steel Corp.	392,434	1,580
Nippon Telegraph & Telephone Corp.	39,166	1,535
Nippon Yusen Kabushiki Kaisha	100,283	307
NIPPONKOA Insurance Co. Ltd.	54,838	310
Nissan Chemical Industries Ltd.	13,396	190
Nissan Motor Co. Ltd.*	194,462	1,692
Nisshin Seifun Group, Inc.	18,770	253
Nissin Food Products Co. Ltd.	6,797	221
Nitori Co. Ltd.	3,019	225
Nitto Denko Corp.	13,719	489
NOK Corp.	10,915	150
Nomura Holdings, Inc.	271,647	1,987
Nomura Real Estate Holdings, Inc.	3,449	51
Nomura Research Institute Ltd.	9,832	193
NSK Ltd.	42,869	313
NTN Corp.	37,643	169
NTT Data Corp.	107	332
NTT DoCoMo, Inc.	1,191	1,658
Obayashi Corp.	61,002	207
Odakyu Electric Railway Co. Ltd.	55,565	425
Oji Paper Co. Ltd.	70,516	295
Olympus Corp.	17,349	555
OMRON Corp.	19,342	345
Ono Pharmaceutical Co. Ltd.	8,118	347
Oriental Land Co. Ltd.(c)	3,727	245
ORIX Corp.	7,019	473
Osaka Gas Co. Ltd.	145,073	489
Rakuten, Inc.	604	459
Resona Holdings, Inc.	40,673	410
Ricoh Co. Ltd.	55,729	786
ROHM Co. Ltd.	8,871	577
Sankyo Co. Ltd.	5,243	261
SANYO Electric Co. Ltd.*(c)	144,694	266
SBI Holdings, Inc.	1,520	270
Secom Co. Ltd.	16,811	798
Sega Sammy Holdings, Inc.	17,610	211
Seiko Epson Corp.	12,145	195
Sekisui Chemical Co. Ltd.	43,556	269
Sekisui House Ltd.	43,527	392
Seven & I Holdings Co. Ltd.	59,650	1,215
Sharp Corp.	79,983	1,002
Shikoku Electric Power Co., Inc.	11,457	295
Shimamura Co. Ltd.	2,170	206
Shimano, Inc.	6,426	257
Shimizu Corp.	55,648	199
Shin-Etsu Chemical Co. Ltd.	31,473	1,768
Shionogi & Co. Ltd.	26,264	567
Shiseido Co. Ltd.	32,123	614
Shizuoka Bank Ltd. (The)	52,458	453
Showa Denko Kabushiki Kaisha	117,563	234
Showa Shell Sekiyu Kabushiki Kaisha	18,153	147
SMC Corp.	4,267	483
Softbank Corp.	58,770	1,370
Sojitz Corp.	117,028	220
Sompo Japan Insurance, Inc.	71,538	456
Sony Corp.	77,485	2,222
Sony Financial Holdings, Inc.	77	200
Stanley Electric Co. Ltd.	12,986	260
Sumitomo Chemical Co. Ltd.	125,180	544
Sumitomo Corp.	89,899	910
Sumitomo Electric Industries Ltd.	58,403	721
Sumitomo Heavy Industries Ltd.*	52,465	264
Sumitomo Metal Industries Ltd.	267,777	716
Sumitomo Metal Mining Co. Ltd.	41,585	616
Sumitomo Mitsui Financial Group, Inc.	72,130	2,049
Sumitomo Realty & Development Co. Ltd.	33,062	617
Sumitomo Trust & Banking Co. Ltd. (The)	116,056	565
Suruga Bank Ltd.	20,765	180
Suzuken Co. Ltd.	6,849	224
Suzuki Motor Corp.	29,186	715
T&D Holdings, Inc.	17,663	360
Taisei Corp.	92,835	159
Taisho Pharmaceutical Co. Ltd.	12,682	218
Takashimaya Co. Ltd.	29,279	186
Takeda Pharmaceutical Co. Ltd.	58,108	2,390
TDK Corp.	10,177	617
Teijin Ltd.	93,788	302
Terumo Corp.	14,244	857
THK Co. Ltd.	11,499	202
Tobu Railway Co. Ltd.(c)	62,009	323
Toho Co. Ltd.	10,904	177
Tohoku Electric Power Co., Inc.	34,996	692
Tokio Marine Holdings, Inc.	54,429	1,479
Tokyo Electric Power Co., Inc. (The)	92,731	2,325
Tokyo Electron Ltd.	13,961	888
Tokyo Gas Co. Ltd.	189,113	753
Tokyu Corp.	98,548	392
Tokyu Land Corp.	42,953	158
TonenGeneral Sekiyu KK	27,417	228
Toppan Printing Co. Ltd.	48,787	393
Toray Industries, Inc.	108,652	587
Toshiba Corp.*	290,388	1,594
Toyo Seikan Kaisha Ltd.	13,215	201
Toyota Industries Corp.	14,303	423
Toyota Motor Corp.	220,220	9,175
Toyota Tsusho Corp.	19,652	288
Trend Micro, Inc.	9,103	345
Ube Industries Ltd.	97,988	267
Uni-Charm Corp.	3,992	373
Ushio, Inc.	10,850	180
West Japan Railway Co.	140	469
Yahoo Japan Corp.	1,180	353
Yakult Honsha Co. Ltd.	9,338	282
Yamada Denki Co. Ltd.	7,290	490
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Yamaguchi Financial Group, Inc.	20,225	187
Yamaha Corp.	15,106	181
Yamaha Motor Co. Ltd.*	21,276	266
Yamato Transport Co. Ltd.	33,298	461
Yokogawa Electric Corp.	24,303	212

		157,725

Jersey (0.1%)
Randgold Resources Ltd.	4,086	330
Shire PLC	24,880	486

		816

Luxembourg (0.8%)
ArcelorMittal	83,087	3,833
Millicom International Cellular SA	6,160	459
Reinet Investments SCA*	1,037	16
SES	31,005	700
Tenaris SA	109,660	2,361

		7,369

Netherlands (4.1%)
Aegon NV*	169,452	1,103
Akzo Nobel NV	31,364	2,086
ASML Holding NV	52,604	1,810
Corio NV	6,168	422
Fugro NV	8,566	494
Heineken Holding NV	11,442	479
Heineken NV	34,223	1,632
ING Groep NV*	489,882	4,845
Koninklijke (Royal) KPN NV	225,309	3,824
Koninklijke Ahold NV	164,544	2,184
Koninklijke Boskalis Westminster NV	6,801	264
Koninklijke DSM NV	18,927	935
Koninklijke Vopak NV	5,674	451
QIAGEN NV*	35,422	793
Randstad Holding NV*	13,158	658
Reed Elsevier NV	81,215	1,001
Royal Philips Electronics NV	130,669	3,873
SBM Offshore NV	20,421	403
TNT NV	44,022	1,357
Unilever NV	219,466	7,157
Wolters Kluwer NV	37,091	813

		36,584

New Zealand (0.6%)
Auckland International Airport Ltd.	367,478	539
Contact Energy Ltd.	141,422	631
Fletcher Building Ltd.	276,392	1,603
Sky City Entertainment Group Ltd.	255,122	611
Telecom Corp. of New Zealand Ltd.	846,156	1,535

		4,919

Norway (2.1%)
DnB NOR ASA*	180,066	1,953
Norsk Hydro ASA*	160,819	1,354
Orkla ASA	181,845	1,787
Renewable Energy Corp. ASA*(c)	36,566	283
SeaDrill Ltd.	69,044	1,766
StatoilHydro ASA	259,340	6,491
Telenor ASA*	188,246	2,637
Yara International ASA	43,507	1,983

		18,254

Portugal (0.9%)
Banco Comercial Portugues SA	660,597	800
Banco Espirito Santo SA	146,647	961
Brisa-Auto-estradas de Portugal SA	45,760	471
CIMPOR-Cimentos de Portugal SGPS SA	71,032	655
Energias de Portugal SA	460,580	2,052
Galp Energia SGPS SA	42,808	741
Jeronimo Martins SGPS SA	58,580	587
Portugal Telecom SGPS SA	160,072	1,955

		8,222

Singapore (0.8%)
Capitaland Ltd.	156,045	467
City Developments Ltd.(c)	32,333	266
DBS Group Holdings Ltd.	108,395	1,189
Fraser & Neave Ltd.	13,303	40
Jardine Cycle & Carriage Ltd.	9,000	173
Keppel Corp. Ltd.	80,540	472
Olam International Ltd.	25,354	48
Oversea-Chinese Banking Corp. Ltd.	164,519	1,066
Singapore Airlines Ltd.	33,707	359
Singapore Airport Terminal Services Ltd.	24,284	47
Singapore Exchange Ltd.	53,183	315
Singapore Press Holdings Ltd.(c)	106,195	277
Singapore Telecommunications Ltd.	446,852	989
United Overseas Bank Ltd.	77,173	1,082
UOL Group Ltd.	33,427	97
Wilmar International Ltd.	53,528	245

		7,132

Spain (7.2%)
Abertis Infraestructuras SA	39,514	890
Acciona SA	3,618	472
Acerinox SA	18,249	380
Actividades de Construccion y Servicios (ACS) SA(c)	19,844	990
Banco Bilbao Vizcaya Argentaria SA	473,226	8,635
Banco de Sabadell SA(c)	130,946	727
Banco de Valencia SA	36,100	275
Banco Popular Espanol SA(c)	107,225	788
Banco Santander Central Hispano SA	1,095,851	18,143
Bankinter SA	41,631	427
Criteria Caixacorp SA	119,630	565
EDP Renovaveis SA*	58,467	556
Enagas	23,953	530
Ferrovial SA	55,947	660
Fomento de Construcciones y Contratas SA(c)	6,205	262
Gamesa Corporacion Tecnologica SA	25,440	430
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Gas Natural SDG SA	30,948	669
Grifols SA	20,533	359
Iberdrola Renovables	117,395	559
Iberdrola SA(c)	492,197	4,706
Iberia Lineas Aereas de Espana SA*	82,929	226
Indra Sistemas SA	13,712	324
Industria de Diseno Textil SA	30,267	1,882
Mapfre SA	95,054	399
Red Electrica Corporacion	14,572	811
Repsol YPF SA(c)	96,406	2,588
Sacyr Vallehermoso Group SA*(c)	13,279	152
Telefonica SA	569,309	15,928
Zardoya Otis SA	18,910	369

		63,702

Sweden (2.1%)
Alfa Laval AB	28,485	394
ASSA ABLOY AB, Ser B	22,209	428
Atlas Copco AB, Cl A	45,313	667
Atlas Copco AB, Cl B	25,059	327
Electrolux AB, Ser B*	18,672	437
Getinge AB, Cl B	14,049	268
Hennes & Mauritz AB	36,271	2,015
Husqvarna AB, Cl B*	39,894	294
Investor AB, Cl B	30,273	563
Lundin Petroleum AB*	15,959	126
Nordea Bank AB	234,886	2,394
Sandvik AB	73,871	892
Scania AB	25,011	323
Securitas AB, Cl B	28,900	283
Skandinaviska Enskilda Banken AB*	117,106	726
Skanska AB, Cl B	33,206	565
SKF AB, Cl B	30,406	525
SSAB AB, Ser A	12,436	212
Svenska Cellulosa AB, Cl B	38,922	519
Svenska Handelsbanken AB, Cl A	37,350	1,066
Swedbank AB, Cl A	30,383	302
Swedish Match AB	19,452	427
Tele2 AB, Cl B	26,382	406
Telefonaktiebolaget LM Ericsson	220,498	2,032
TeliaSonera AB	160,476	1,163
Volvo AB, Cl A	29,741	254
Volvo AB, Cl B	78,672	676

		18,284

Switzerland (2.1%)
ABB Ltd.	55,826	1,076
Actelion Ltd.*	2,901	155
Adecco SA	3,853	213
Compagnie Financiere Richemont SA, Cl A	16,328	548
Credit Suisse Group	27,443	1,359
GAM Holding Ltd.	6,601	80
Holcim Ltd.*	6,487	505
Julius Baer Holding AG	6,601	232
Nestle SA	82,509	4,005
Nobel Biocare Holding AG	4,106	138
Novartis AG	54,180	2,960
Roche Holding AG	17,654	3,001
SGS SA	130	170
STMicroelectronics NV	65,088	599
Swatch Group AG	776	197
Swiss Re	9,511	459
Swisscom AG	520	199
Syngenta AG	2,661	748
Synthes, Inc.	1,436	188
UBS AG*	83,889	1,302
Zurich Financial Services AG	4,057	889

		19,023

United Kingdom (11.3%)
3i Group PLC	23,133	106
AMEC PLC	18,397	235
Anglo American PLC*	60,461	2,647
Antofagasta PLC	21,303	341
Associated British Foods PLC	13,294	176
AstraZeneca PLC	65,794	3,093
Autonomy Corp. PLC*	11,038	269
Aviva PLC	122,718	789
BAE Systems PLC	170,257	988
Barclays PLC	504,200	2,247
BG Group PLC	156,416	2,834
BHP Billiton PLC	100,759	3,246
BP PLC	850,947	8,246
British American Tobacco PLC	91,384	2,976
British Land Co. PLC (The)	46,388	360
British Sky Broadcasting Group PLC	56,011	508
BT Group PLC	367,442	801
Bunzl PLC	18,961	207
Burberry Group PLC	25,104	243
Cable & Wireless PLC	135,033	308
Cadbury PLC	65,897	849
Cairn Energy PLC*	73,330	394
Capita Group PLC	31,740	385
Carnival PLC*	9,402	324
Centrica PLC	239,259	1,086
Compass Group PLC	82,565	594
CRH PLC	25,586	700
Diageo PLC	113,887	1,994
Eurasian Natural Resources Corp.	12,767	189
Experian PLC	51,886	515
F&C Asset Management PLC	13,462	17
FirstGroup PLC	27,490	189
G4S PLC	71,756	302
GlaxoSmithKline PLC	235,119	5,010
Hammerson PLC	39,309	269
Home Retail Group PLC	50,863	232
HSBC Holdings PLC	786,867	9,006
ICAP PLC	29,461	205
Imperial Tobacco Group PLC	47,511	1,504
InterContinental Hotels Group PLC	14,899	215
International Power PLC	76,448	382
Invensys PLC	41,938	203
J Sainsbury PLC	60,758	317
Johnson Matthey PLC	10,469	259
Kazakhmys PLC*	10,577	227
Kingfisher PLC	125,731	465
Land Securities Group PLC REIT	40,295	446
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Legal & General Group PLC	278,384	362
Liberty International PLC	26,204	218
Lloyds Banking Group PLC*	1,746,940	1,430
London Stock Exchange Group PLC	9,126	106
Lonmin PLC*	6,936	219
Man Group PLC	83,982	418
Marks & Spencer Group PLC	80,587	523
National Grid PLC	110,693	1,214
Next PLC	8,466	285
Old Mutual PLC*	245,933	434
Pearson PLC	37,993	547
Prudential PLC	114,008	1,178
Reckitt Benckiser Group PLC	27,475	1,489
Reed Elsevier PLC	56,523	467
Rexam PLC	33,370	157
Rio Tinto PLC	62,098	3,400
Rolls-Royce PLC	83,243	650
Royal Bank of Scotland Group PLC (The)*	791,758	373
Royal Dutch Shell PLC, Cl A	163,382	4,966
Royal Dutch Shell PLC, Cl B	124,096	3,630
RSA Insurance Group PLC	166,870	325
SABMiller PLC	42,908	1,265
Sage Group PLC (The)	75,953	270
Scottish & Southern Energy PLC	42,779	802
Segro PLC	35,779	199
Severn Trent PLC	13,676	240
Smith & Nephew PLC	37,117	383
Smiths Group PLC	16,407	269
Standard Chartered PLC	91,390	2,325
Standard Life PLC	106,782	373
Tesco PLC	361,065	2,496
Tomkins PLC	51,105	159
Tullow Oil PLC	39,881	841
Unilever PLC	59,186	1,906
United Utilities Group PLC	39,506	316
Vedanta Resources PLC	6,829	288
Vodafone Group PLC	2,405,607	5,583
Whitbread PLC	10,100	230
William Morrison Supermarkets PLC	105,623	473
Wolseley PLC*	13,975	281
WPP PLC	58,660	577
Xstrata PLC*	87,621	1,586

		100,151

Total Foreign Common Stocks		879,916

Foreign Preferred Stocks (0.6%)
Germany (0.6%)
Fresenius AG, 1.510%	13,106	936
Fresenius Medical Care AG, 1.230%	31,843	1,690
Porsche AG, 5.000%	13,817	858
RWE AG, 1.750%	6,110	543
Volkswagen AG	17,476	1,631

Total Foreign Preferred Stocks		5,658

Rights — Foreign (0.0%)
Australia (0.0%)
Woodside Petroleum Ltd.	2,273	10

Belgium (0.0%)
Fortis(a)(b)(c)	246,479	—

Japan (0.0%)
Dowa Mining Rights(a)(b)(d)	500	—

United Kingdom (0.0%)
Wolseley PLC*(a)(b)	44,023	—

Total Rights — Foreign		10

Warrants (0.0%)
France (0.0%)
Fonciere Des Regions	2,191	2

Italy (0.0%)
MEDIOBANCA — Banca di Credito Finanziario SpA(a)(b)	132,417	—
Unione di Banche Italiane Scpa	182,276	13

		13

Total Warrants		15

Short-Term Investments (1.8%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 01/04/10(e)	905	905
RidgeWorth Funds Securities Lending Joint Account(f)(g)	14,799	14,799

Total Short-Term Investments		15,704
Total Investments (Cost $642,669) — 101.6%		901,303

Liabilities in excess of other assets — (1.6)%		(14,183)

Net Assets — 100.0%		$887,120

*	Non-income producing security.

(a)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of December 31, 2009.

(b)	Market value is zero.

(c)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $14,019.

(d)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2009 are identified below (in thousands):

					Percentage of
Issue	Acquisition	Cost		Value	Net Assets
Description	Date	($)	Shares	($)	(%)
Dowa Mining Rights	05/18/07	—	500	—	—
OZ Minerals Ltd.	05/31/06	208	212,154	225	0.03
BGP Holdings PLC	12/15/08	—	737	—	—

(e)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(g)	Affiliate investment.

PPS	Partially Protected Shares

REIT	Real Estate Investment Trust
Amounts designated as “-” are $0 or have been rounded to $0.
The investment considerations for the International Equity Index Fund as a percentage of net assets, by sector, as of December 31, 2009, were as follows:

Financials	25.4%
Industrials	11.1
Consumer Discretionary	10.4
Materials	9.9
Energy	8.7
Consumer Staples	7.9
Utilities	7.8
Telecommunication Services	7.2
Health Care	6.5
Information Technology	4.9
Short-Term Investment	1.8
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.2%)
Consumer Discretionary (9.5%)
DIRECTV Group, Inc. (The), Cl A*	162,000	5,403
GameStop Corp., Cl A*	286,000	6,275
Guess?, Inc.	118,000	4,991
Home Depot, Inc. (The)	159,000	4,600
McDonald’s Corp.	123,000	7,680
Target Corp.	143,000	6,917
Walt Disney Co. (The)	299,000	9,643

		45,509

Consumer Staples (10.1%)
Archer-Daniels-Midland Co.	185,000	5,792
CVS Caremark Corp.	201,000	6,474
Kellogg Co.	101,000	5,373
PepsiCo, Inc.	136,000	8,269
Philip Morris International, Inc.	123,000	5,927
Procter & Gamble Co. (The)	114,000	6,912
Wal-Mart Stores, Inc.	175,000	9,354

		48,101

Energy (11.2%)
Cameron International Corp.*	208,000	8,694
Chevron Corp.	88,000	6,775
EOG Resources, Inc.	49,000	4,768
Exxon Mobil Corp.	159,000	10,842
Halliburton Co.	201,000	6,048
Occidental Petroleum Corp.	133,000	10,819
Petroleo Brasileiro SA SP ADR	130,000	5,511

		53,457

Financials (13.4%)
Bank of America Corp.	569,000	8,569
Bank of New York Mellon Corp.	335,000	9,370
Berkshire Hathaway, Inc., Cl B*	1,400	4,600
BlackRock, Inc.	19,000	4,412
Citigroup, Inc.	1,927,000	6,378
Goldman Sachs Group, Inc. (The)	29,000	4,896
JPMorgan Chase & Co.	224,000	9,334
MetLife, Inc.	140,000	4,949
Travelers Cos., Inc. (The)	84,000	4,188
Wells Fargo & Co.	267,332	7,215

		63,911

Health Care (12.0%)
Abbott Laboratories	133,000	7,181
Amgen, Inc.*	104,000	5,883
Bristol-Myers Squibb Co.	240,000	6,060
Johnson & Johnson	127,000	8,180
Pfizer, Inc.	587,000	10,677
Teva Pharmaceutical Industries Ltd. ADR	172,000	9,663
Thermo Fisher Scientific, Inc.*	110,000	5,246
UnitedHealth Group, Inc.	156,000	4,755

		57,645

Industrials (10.1%)
CSX Corp.	97,000	4,704
Eaton Corp.	88,000	5,599
Emerson Electric Co.	201,000	8,563
Fluor Corp.	153,000	6,891
Goodrich Corp.	71,000	4,562
Joy Global, Inc.	106,000	5,469
Raytheon Co.	117,000	6,028
United Technologies Corp.	91,000	6,316

		48,132

Information Technology (20.2%)
Accenture PLC, Cl A	113,000	4,690
Altera Corp.	312,000	7,061
Apple, Inc.*	12,000	2,530
BMC Software, Inc.*	166,000	6,657
Cisco Systems, Inc.*	328,000	7,852
Google, Inc., Cl A*	9,500	5,890
Hewlett-Packard Co.	231,000	11,899
Intel Corp.	335,000	6,834
International Business Machines Corp.	62,000	8,116
Microsoft Corp.	439,000	13,385
Oracle Corp.	156,000	3,828
QUALCOMM, Inc.	146,000	6,754
Symantec Corp.*	250,000	4,473
Western Union Co.	344,000	6,484

		96,453

Materials (5.3%)
Barrick Gold Corp.	247,000	9,727
International Paper Co.	250,000	6,695
Nucor Corp.	104,000	4,852
Praxair, Inc.	52,000	4,176

		25,450

Telecommunication Services (3.1%)
American Tower Corp., Cl A*	146,000	6,309
AT&T, Inc.	211,000	5,914
NII Holdings, Inc.*	78,000	2,619

		14,842

Utilities (1.3%)
Edison International	182,000	6,330

Total Common Stocks		459,830

Preferred Stock (0.3%)
Financials (0.3%)
Bank of America Corp.	84,300	1,258

Total Preferred Stock		1,258

Exchange Traded Fund (1.2%)
Utilities Select Sector SPDR Fund	182,000	5,642

Total Exchange Traded Fund		5,642

Money Market Fund (1.8%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	8,818,430	8,818

Total Money Market Fund		8,818

Total Investments (Cost $374,129) — 99.5%		475,548

Other assets in excess of liabilities — 0.5%		2,212

Net Assets — 100.0%		$477,760

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

*	Non-income producing security.

(a)	Affiliate investment.

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.7%)
Consumer Discretionary (9.7%)
Amazon.com, Inc.*	74,400	10,008
Apollo Group, Inc., Cl A*	81,600	4,943
Coach, Inc.	190,200	6,948
GameStop Corp., Cl A*	253,700	5,566
Guess?, Inc.	135,500	5,732
Kohl’s Corp.*	115,100	6,207
Las Vegas Sands Corp.*(a)	256,900	3,838
Scripps Networks Interactive, Inc., Cl A	127,600	5,295

		48,537

Consumer Staples (12.5%)
Church & Dwight Co., Inc.	77,900	4,709
Colgate-Palmolive Co.	110,500	9,078
Costco Wholesale Corp.	106,600	6,308
Hansen Natural Corp.*	136,400	5,238
Philip Morris International, Inc.	303,300	14,616
TJX Cos., Inc. (The)	164,200	6,002
Wal-Mart Stores, Inc.	249,700	13,346
Whole Foods Market, Inc.*	131,100	3,599

		62,896

Energy (4.6%)
Cameron International Corp.*	172,600	7,215
Occidental Petroleum Corp.	73,500	5,979
Southwestern Energy Co.*	135,600	6,536
Transocean Ltd.*	40,600	3,362

		23,092

Financials (7.4%)
Bank of America Corp.	455,200	6,855
Capital One Financial Corp.	138,100	5,295
Morgan Stanley	223,200	6,607
T. Rowe Price Group, Inc.	126,400	6,731
Visa, Inc., Cl A	131,900	11,536

		37,024

Health Care (14.0%)
Allergan, Inc.	123,000	7,750
Amgen, Inc.*	199,300	11,274
Baxter International, Inc.	165,600	9,717
Becton, Dickinson & Co.	64,600	5,094
Cerner Corp.*	38,700	3,190
Express Scripts, Inc.*	86,500	7,478
Gilead Sciences, Inc.*	60,900	2,636
Intuitive Surgical, Inc.*(a)	15,100	4,580
Mylan, Inc.*(a)	377,300	6,954
Thermo Fisher Scientific, Inc.*	139,100	6,634
WellPoint, Inc.*	84,800	4,943

		70,250

Industrials (10.4%)
Dover Corp.	138,100	5,746
Emerson Electric Co.	183,000	7,796
Honeywell International, Inc.	222,600	8,726
Illinois Tool Works, Inc.	137,200	6,584
Joy Global, Inc.	87,700	4,524
Parker Hannifin Corp.	86,800	4,677
Union Pacific Corp.	108,100	6,908
United Parcel Service, Inc., Cl B	129,000	7,401

		52,362

Information Technology (35.4%)
Adobe Systems, Inc.*	226,700	8,338
Analog Devices, Inc.	131,100	4,140
Apple, Inc.*	118,700	25,028
ASML Holding NV NYS	200,200	6,825
Baidu, Inc. ADR*	11,800	4,853
Broadcom Corp., Cl A*	123,900	3,897
Cisco Systems, Inc.*	420,000	10,055
EMC Corp.*	464,000	8,106
Google, Inc., Cl A*	34,700	21,513
Intel Corp.	645,700	13,172
International Business Machines Corp.	45,200	5,917
Juniper Networks, Inc.*	241,800	6,449
McAfee, Inc.*	139,000	5,639
Microsoft Corp.	413,800	12,617
NetEase.com, Inc. ADR*	147,700	5,555
Oracle Corp.	646,500	15,865
QUALCOMM, Inc.	290,400	13,434
Salesforce.Com, Inc.*	81,600	6,020

		177,423

Materials (4.5%)
Peabody Energy Corp.	162,000	7,324
Praxair, Inc.	108,100	8,682
United States Steel Corp.	115,100	6,344

		22,350

Transportation (1.2%)
J.B. Hunt Transport Services, Inc.	184,300	5,947

Total Common Stocks		499,881

Short-Term Investment (3.1%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	15,765	15,765

Total Short-Term Investment		15,765

Money Market Fund (0.4%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	1,795,006	1,795

Total Money Market Fund		1,795

Total Investments (Cost $398,287) — 103.2%		517,441
Liabilities in excess of other assets — (3.2)%		(15,828)

Net Assets — 100.0%		$501,613

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $15,409.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

(c)	Affiliate investment.

ADR	American Depositary Receipt

NYS	New York Registered Shares
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.6%)
Consumer Discretionary (15.2%)
DISH Network Corp., Cl A	14,854	309
Hubbell, Inc., Cl B	5,849	277
Kimberly-Clark Corp.	11,595	739
Leggett & Platt, Inc.	15,878	324
Limited Brands, Inc.	17,817	343
MeadWestvaco Corp.	10,270	294
Ross Stores, Inc.	7,445	318
Sears Holdings Corp.*	4,441	371
Signet Jewelers Ltd.*	12,550	335
Target Corp.	8,714	421

		3,731

Consumer Staples (7.5%)
Del Monte Foods Co.	41,462	470
Herbalife Ltd.	10,738	436
Lorillard, Inc.	5,931	476
Sara Lee Corp.	38,168	465

		1,847

Energy (11.0%)
Axis Capital Holdings Ltd.	3,975	113
Chevron Corp.	2,571	198
ENSCO International PLC SP ADR	8,548	341
Marathon Oil Corp.	7,950	248
Nabors Industries Ltd.*	17,608	385
Pride International, Inc.*	10,599	338
Southern Union Co.	16,309	370
Tidewater, Inc.	7,656	367
Transocean Ltd.*	4,199	348

		2,708

Financials (15.4%)
ACE Ltd.	2,291	115
Allied World Assurance Co. Holdings Ltd.	2,484	114
American Financial Group, Inc.	4,861	121
Arch Capital Group Ltd.*	1,639	117
Aspen Insurance Holdings Ltd.	4,378	111
Assurant, Inc.	4,212	124
Bank of America Corp.	27,934	422
BlackRock, Inc.	507	118
Broadridge Financial Solutions, Inc.	18,655	421
Chubb Corp. (The)	3,233	159
Cincinnati Financial Corp.	4,885	128
CNA Financial Corp.*	5,105	123
Endurance Specialty Holdings Ltd.	3,118	116
Everest Re Group Ltd.	1,367	117
HCC Insurance Holdings, Inc.	4,259	119
JPMorgan Chase & Co.	9,941	414
Loews Corp.	4,181	152
PartnerRe Ltd.	1,502	112
Reinsurance Group of America, Inc.	2,476	118
RenaissanceRe Holdings Ltd.	2,163	115
Torchmark Corp.	2,870	126
Travelers Cos., Inc. (The)	3,670	183
Unum Group	6,999	137

		3,782

Health Care (13.1%)
Amgen, Inc.*	4,492	254
AstraZeneca PLC SP ADR	2,379	112
Bio-Rad Laboratories, Inc., Cl A*	1,126	109
Cardinal Health, Inc.	4,337	140
Community Health Systems, Inc.*	3,578	127
Coventry Health Care, Inc.*	5,113	124
Endo Pharmaceuticals Holdings, Inc.*	5,472	112
Forest Laboratories, Inc.*	4,255	137
GlaxoSmithKline PLC SP ADR	2,619	111
Humana, Inc.*	3,051	134
Johnson & Johnson	6,875	443
McKesson Corp.	2,433	152
Mylan, Inc.*	6,684	123
Novartis AG SP ADR	2,050	112
Perrigo Co.	2,755	110
Pfizer, Inc.	20,091	365
Sanofi-Aventis SP ADR	2,837	111
UnitedHealth Group, Inc.	6,544	199
Valeant Pharmaceuticals
International*	3,465	110
Watson Pharmaceuticals, Inc.*	3,126	124

		3,209

Industrials (5.9%)
ITT Corp.	6,215	309
Northrop Grumman Corp.	5,862	327
Ryder System, Inc.	6,771	279
Sealed Air Corp.	12,543	274
Timken Co. (The)	11,006	261

		1,450

Information Technology (18.0%)
BMC Software, Inc.*	11,759	472
Computer Sciences Corp.*	8,070	464
Google, Inc., Cl A*	603	374
International Business Machines Corp.	6,544	858
Microsoft Corp.	19,393	591
Oracle Corp.	28,952	710
Tech Data Corp.*	9,373	437
Western Digital Corp.*	11,634	514

		4,420

Materials (7.0%)
Eastman Chemical Co.	4,378	264
Huntsman Corp.	25,917	293
International Flavors & Fragrances, Inc.	6,849	282
International Paper Co.	11,779	315
Lubrizol Corp. (The)	3,899	284
RPM International, Inc.	13,718	279

		1,717

Telecommunication Services (3.2%)
AT&T, Inc.	14,712	412
Qwest Communications International, Inc.	89,914	379

		791

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Utilities (3.3%)
AES Corp. (The)*	9,786	130
Atmos Energy Corp.	3,619	106
DTE Energy Co.	2,793	122
Edison International	3,709	129
Integrys Energy Group, Inc.	2,658	112
Mirant Corp.*	7,220	110
ONEOK, Inc.	2,497	111

		820

Total Common Stocks		24,475

Money Market Fund (0.4%)
RidgeWorth Institutional Cash Management Money Market Fund (a)	102,340	102

Total Money Market Fund		102

Total Investments (Cost $23,075) — 100.0%		24,577
Liabilities in excess of other assets — 0.0%		(5)

Net Assets — 100.0%		$24,572

*	Non-income producing security.

(a)	Affiliate investment.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.6%)
Consumer Discretionary (6.4%)
Burger King Holdings, Inc.	418,450	7,875
Harley-Davidson, Inc.	400,500	10,092
International Game Technology	539,300	10,123
Omnicom Group, Inc.	684,050	26,781
Walt Disney Co. (The)	772,550	24,915

		79,786

Consumer Staples (7.9%)
Kraft Foods, Inc.	827,700	22,497
Lowe’s Cos., Inc.	1,064,450	24,897
PepsiCo, Inc.	220,150	13,385
Procter & Gamble Co. (The)	214,550	13,008
Safeway, Inc.	464,950	9,899
Sara Lee Corp.	1,218,251	14,838

		98,524

Energy (19.1%)
Apache Corp.	127,450	13,149
Baker Hughes, Inc.	575,250	23,286
Chevron Corp.	501,350	38,599
ConocoPhillips	366,257	18,705
Devon Energy Corp.	171,350	12,594
ENSCO International PLC SP ADR	190,700	7,617
Exxon Mobil Corp.	463,350	31,596
Hess Corp.	419,200	25,362
Occidental Petroleum Corp.	285,200	23,201
Talisman Energy, Inc.	1,329,050	24,773
Tidewater, Inc.	163,131	7,822
Valero Energy Corp.	748,450	12,537

		239,241

Financials (22.3%)
Bank of America Corp.	2,439,400	36,737
BB&T Corp.	982,001	24,913
Fifth Third Bancorp	1,528,600	14,904
Franklin Resources, Inc.	164,700	17,351
Goldman Sachs Group, Inc. (The)	140,000	23,637
JPMorgan Chase & Co.	914,366	38,102
Morgan Stanley	515,300	15,253
Northern Trust Corp.	521,350	27,319
Prudential Financial, Inc.	464,250	23,101
Travelers Cos., Inc. (The)	443,500	22,113
Wells Fargo & Co.	1,327,600	35,832

		279,262

Health Care (8.9%)
Abbott Laboratories	245,850	13,273
Becton, Dickinson & Co.	129,900	10,244
Bristol-Myers Squibb Co.	385,000	9,721
C.R. Bard, Inc.	127,400	9,924
Johnson & Johnson	203,100	13,082
Medtronic, Inc.	249,150	10,958
Merck & Co., Inc.	547,400	20,002
Pfizer, Inc.	1,338,650	24,350

		111,554

Industrials (14.9%)
3M Co.	160,550	13,273
Deere & Co.	405,900	21,955
Emerson Electric Co.	297,904	12,691
Fluor Corp.	608,950	27,427
General Electric Co.	1,366,950	20,682
Republic Services, Inc.	426,400	12,071
Tyco International Ltd.	369,250	13,175
Union Pacific Corp.	386,000	24,665
United Parcel Service, Inc., Cl B	289,336	16,599
United Technologies Corp.	330,350	22,930

		185,468

Information Technology (5.7%)
Harris Corp.	214,717	10,210
Intel Corp.	630,300	12,858
Microsoft Corp.	380,250	11,594
Nokia Corp. ADR(a)	1,179,450	15,156
Texas Instruments, Inc.	390,700	10,182
Xerox Corp.	1,321,950	11,184

		71,184

Materials (5.8%)
Air Products & Chemicals, Inc.	180,350	14,619
E.I. du Pont de Nemours & Co.	385,500	12,980
Monsanto Co.	90,400	7,390
Nucor Corp.	505,350	23,575
Vulcan Materials Co.	269,300	14,184

		72,748

Telecommunication Services (3.2%)
AT&T, Inc.	713,950	20,012
Verizon Communications, Inc.	586,610	19,434

		39,446

Utilities (2.4%)
Entergy Corp.	280,450	22,952
Questar Corp.	178,064	7,402

		30,354

Total Common Stocks		1,207,567

Short-Term Investment (0.3%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	3,843	3,843

Total Short-Term Investment		3,843

Money Market Fund (3.0%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	37,998,850	37,999

Total Money Market Fund		37,999

Total Investments (Cost $1,055,823) — 99.9%		1,249,409
Other assets in excess of liabilities — 0.1%		1,485

Net Assets — 100.0%		$1,250,894

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $3,747.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(c)	Affiliate investment.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.8%)
Consumer Discretionary (15.9%)
Advance Auto Parts, Inc.	30,170	1,221
American Eagle Outfitters, Inc.	65,680	1,115
BorgWarner, Inc.	25,985	863
Burger King Holdings, Inc.	59,620	1,122
CBS Corp., Cl B	67,415	947
Coach, Inc.	26,270	960
Darden Restaurants, Inc.	38,540	1,352
DreamWorks Animation SKG, Inc., Cl A*	33,635	1,344
GameStop Corp., Cl A*	48,505	1,064
Guess?, Inc.	27,425	1,160
Lennar Corp., Cl A	29,595	378
M.D.C. Holdings, Inc.	11,260	350
Mohawk Industries, Inc.*	21,655	1,031
Scripps Networks Interactive, Inc., Cl A	21,940	911
Starwood Hotels & Resorts Worldwide, Inc.	30,025	1,098

		14,916

Consumer Staples (6.1%)
BJ’s Wholesale Club, Inc.*	29,305	959
Church & Dwight Co., Inc.	16,165	977
Clorox Co. (The)	14,870	907
Dr Pepper Snapple Group, Inc.	26,130	739
J. M. Smucker Co. (The)	15,360	948
Ralcorp Holdings, Inc.*	20,180	1,205

		5,735

Energy (8.6%)
Alpha Natural Resources, Inc.*	25,985	1,127
Cameron International Corp.*	26,790	1,120
Cimarex Energy Co.	16,600	879
Core Laboratories NV	7,360	869
Diamond Offshore Drilling, Inc.	9,670	952
EOG Resources, Inc.	9,960	969
Noble Energy, Inc.	15,590	1,110
Superior Energy Services, Inc.*	43,305	1,052

		8,078

Financials (16.6%)
Ameriprise Financial, Inc.	27,685	1,074
Arch Capital Group Ltd.*	14,580	1,043
BlackRock, Inc.	3,900	906
Discover Financial Services	75,065	1,104
HCP, Inc. REIT	34,935	1,068
Hudson City Bancorp, Inc.	61,785	848
M&T Bank Corp.(a)	14,580	975
Markel Corp.*	3,030	1,030
Prosperity Bancshares, Inc.	25,985	1,052
Public Storage REIT	11,320	922
Regions Financial Corp.	181,305	959
T. Rowe Price Group, Inc.	12,990	692
Washington Real Estate Investment Trust REIT	32,770	903
Weingarten Realty Investors REIT	52,690	1,043
Willis Group Holdings Ltd.	35,655	941
Wilmington Trust Corp.	78,095	964

		15,524

Health Care (9.1%)
C.R. Bard, Inc.	10,250	798
Cephalon, Inc.*	13,715	856
Coventry Health Care, Inc.*	38,540	936
Gen-Probe, Inc.*	19,920	855
Hospira, Inc.*	14,725	751
Laboratory Corp. of America Holdings*	14,290	1,069
Life Technologies Corp.*	15,300	799
Mylan, Inc.*	54,710	1,008
Universal Health Services, Inc., Cl B	21,940	669
Waters Corp.*	12,415	769

		8,510

Industrials (11.2%)
CSX Corp.	10,160	493
Dover Corp.	27,800	1,157
Eaton Corp.	17,320	1,102
Fluor Corp.	24,830	1,118
Goodrich Corp.	14,290	918
Joy Global, Inc.	20,505	1,058
L-3 Communications Holdings, Inc.	15,735	1,368
Rockwell Automation, Inc.	21,626	1,016
Roper Industries, Inc.	22,230	1,164
Ryder System, Inc.	26,705	1,099

		10,493

Information Technology (16.5%)
Agilent Technologies, Inc.*	31,760	987
Altera Corp.	54,135	1,225
Amdocs Ltd.*	32,290	921
Analog Devices, Inc.	31,325	989
Autodesk, Inc.*	39,555	1,005
BMC Software, Inc.*	30,745	1,233
Broadcom Corp., Cl A*	21,365	672
F5 Networks, Inc.*	20,355	1,078
Harris Corp.	25,375	1,207
MEMC Electronic Materials, Inc.*	49,660	676
PMC-Sierra, Inc.*	94,290	817
Polycom, Inc.*	53,785	1,343
Sybase, Inc.*	31,900	1,384
Symantec Corp.*	48,360	865
Teradata Corp.*	32,770	1,030

		15,432

Materials (6.9%)
Airgas, Inc.	17,900	852
Albemarle Corp.	32,250	1,173
FMC Corp.	21,940	1,223
Newmont Mining Corp.	24,105	1,140
Nucor Corp.	20,642	963
Packaging Corp. of America	46,050	1,060

		6,411

Telecommunication Services (1.9%)
American Tower Corp., Cl A*	16,600	717
NII Holdings, Inc.*	15,445	519
NTELOS Holdings Corp.	30,110	537

		1,773

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Utilities (6.0%)
Edison International	31,210	1,085
MDU Resources Group, Inc.	44,170	1,042
OGE Energy Corp.	31,615	1,167
ONEOK, Inc.	25,265	1,126
Xcel Energy, Inc.	54,855	1,166

		5,586

Total Common Stocks		92,458

Short-Term Investment (1.0%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	959	959

Total Short-Term Investment		959

Money Market Fund (1.0%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	925,842	926

Total Money Market Fund		926

Total Investments (Cost $80,670) — 100.8%		94,343
Liabilities in excess of other assets — (0.8)%		(746)

Net Assets — 100.0%		$93,597

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $939.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(c)	Affiliate investment.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (94.6%)
Consumer Discretionary (11.2%)
Burger King Holdings, Inc.	381,700	7,184
Callaway Golf Co.	1,048,300	7,904
Columbia Sportswear Co.(a)	193,400	7,550
Foot Locker, Inc.	1,219,400	13,584
Garmin Ltd.(a)	218,900	6,720
Harley-Davidson, Inc.	205,300	5,174
Hillenbrand, Inc.	461,600	8,697
International Game Technology	452,200	8,488
Omnicom Group, Inc.	296,700	11,616

		76,917

Consumer Staples (7.0%)
ConAgra Foods, Inc.	221,400	5,103
Safeway, Inc.	630,600	13,425
Sara Lee Corp.	1,076,700	13,114
SUPERVALU, Inc.	1,287,900	16,369

		48,011

Energy (14.9%)
Arch Coal, Inc.	372,800	8,295
Baker Hughes, Inc.	381,750	15,453
ENSCO International PLC SP ADR	340,300	13,592
Hess Corp.	177,300	10,727
Noble Energy, Inc.	181,800	12,948
Talisman Energy, Inc.	731,000	13,626
Tidewater, Inc.	144,800	6,943
Valero Energy Corp.	822,100	13,770
Williams Cos., Inc. (The)	346,800	7,311

		102,665

Financials (27.2%)
Ameriprise Financial, Inc.	217,700	8,451
Astoria Financial Corp.	1,213,000	15,078
BB&T Corp.	296,600	7,525
Brookfield Properties Corp.	572,600	6,940
Comerica, Inc.	307,600	9,096
Discover Financial Services	793,600	11,674
Fifth Third Bancorp	886,800	8,646
Hanover Insurance Group, Inc. (The)	275,600	12,245
Hartford Financial Services Group, Inc. (The)	434,300	10,102
HCC Insurance Holdings, Inc.	276,900	7,745
Invesco Ltd.	561,400	13,187
Marsh & McLennan Cos., Inc.	155,500	3,433
Marshall & Ilsley Corp.	1,946,200	10,607
MB Financial, Inc.	525,000	10,353
Northern Trust Corp.	343,300	17,988
Principal Financial Group, Inc.	308,650	7,420
Regions Financial Corp.	1,935,000	10,236
Transatlantic Holdings, Inc.	159,900	8,332
W. R. Berkley Corp.	296,400	7,303

		186,361

Health Care (2.1%)
C.R. Bard, Inc.	43,100	3,357
CIGNA Corp.	117,800	4,155
Cooper Cos., Inc. (The)	177,900	6,782

		14,294

Industrials (15.7%)
Brink’s Co. (The)	287,800	7,005
Flowserve Corp.	83,100	7,855
Fluor Corp.	417,300	18,795
Harsco Corp.	263,300	8,486
Manitowoc Co., Inc. (The)	739,600	7,374
Mueller Water Products, Inc., Cl A	2,258,400	11,744
Republic Services, Inc.	426,100	12,063
SPX Corp.	254,800	13,938
UTI Worldwide, Inc.	471,900	6,758
Wabtec Corp.	165,500	6,759
Watson Wyatt Worldwide, Inc., Cl A	142,100	6,753

		107,530

Information Technology (6.9%)
Analog Devices, Inc.	216,100	6,824
Black Box Corp.	63,922	1,812
Harris Corp.	130,500	6,205
Intersil Corp., Cl A	993,100	15,234
Paychex, Inc.	215,300	6,597
Xerox Corp.	1,245,200	10,534

		47,206

Materials (5.7%)
Ashland, Inc.	400,300	15,860
FMC Corp.	119,100	6,641
Nucor Corp.	170,100	7,935
Vulcan Materials Co.	161,500	8,506

		38,942

Utilities (3.9%)
American Water Works Co., Inc.	225,000	5,042
PPL Corp.	409,000	13,215
Questar Corp.	208,600	8,671

		26,928

Total Common Stocks		648,854

Short-Term Investment (1.2%)
RidgeWorth Funds Securities Lending Joint Account (b)(c)	8,453	8,453

Total Short-Term Investment		8,453

Money Market Fund (5.1%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	34,687,330	34,687

Total Money Market Fund		34,687

Total Investments (Cost $629,727) — 100.9%		691,994
Liabilities in excess of other assets — (0.9)%		(6,200)

Net Assets — 100.0%		$685,794

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $8,138.

(b)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (102.1%)
Common Stocks (101.6%)
Casinos & Gaming (0.1%)
Isle of Capri Casinos, Inc.*	1,300	10

Diversified (7.6%)
Colonial Properties Trust REIT	11,700	137
Cousins Properties, Inc. REIT	132	1
DuPont Fabros Technology, Inc.	2,500	45
Investors Real Estate Trust	9,400	85
Vornado Realty Trust REIT	7,402	518
Washington Real Estate Investment Trust REIT	1,800	50

		836

Health Care (15.8%)
HCP, Inc. REIT	10,500	320
Health Care, Inc. REIT	4,700	208
Healthcare Realty Trust, Inc. REIT	6,000	129
LTC Properties, Inc. REIT	3,800	102
National Health Investors, Inc. REIT	4,500	166
Nationwide Health Properties, Inc.	6,600	232
OMEGA Healthcare Investors, Inc. REIT	9,300	181
Senior Housing Properties Trust REIT	5,400	118
Ventas, Inc. REIT	6,400	280

		1,736

Heavy Construction (0.0%)
Great Lakes Dredge & Dock Co.	300	2

Homebuilders (2.0%)
Sun Communities, Inc. REIT	11,100	219

Hotels & Leisure Properties (6.4%)
DiamondRock Hospitality Co. REIT	11,100	94
Entertainment Properties Trust REIT	9,800	346
Host Hotels & Resorts, Inc. REIT	18,801	219
Strategic Hotels & Resorts, Inc. REIT*	27,000	50

		709

Industrials (13.5%)
AMB Property Corp. REIT	12,100	309
ProLogis REIT	5,600	77
Public Storage REIT	11,900	969
U-Store-It Trust REIT	18,400	135

		1,490

Land & Forest Products (2.5%)
Plum Creek Timber Co., Inc.	5,800	219
Rayonier, Inc. REIT	1,200	51

		270

Mortgage (2.1%)
Annaly Capital Management, Inc. REIT	4,400	76
Anworth Mortgage Asset Corp. REIT	8,300	58
Capstead Mortgage Corp. REIT	1,000	14
RAIT Financial Trust REIT*	61,700	81

		229

Office (13.8%)
Alexandria Real Estate Equities, Inc. REIT	400	26
BioMed Realty Trust, Inc. REIT	900	14
Boston Properties, Inc. REIT	5,400	362
Corporate Office Properties Trust REIT	1,700	62
Digital Reality Trust, Inc. REIT	3,300	166
Douglas Emmett, Inc. REIT	25,400	362
Duke Realty Corp. REIT	3,600	44
Highwoods Properties, Inc. REIT	1,500	50
Lexington Realty Trust REIT	12,125	74
Liberty Property Trust REIT	3,700	118
Maguire Properties, Inc. REIT*	35,400	53
Parkway Properties, Inc. REIT	3,500	73
SL Green Realty Corp. REIT	2,300	116

		1,520

Real Estate Services (0.2%)
Getty Realty Corp. REIT	1,100	26

Residential (12.7%)
AvalonBay Communities, Inc. REIT	1,900	156
BRE Properties, Inc. REIT	1,700	56
Camden Property Trust REIT	1,100	47
Equity Lifestyle Properties, Inc. REIT	8,700	439
Equity Residential REIT	13,000	439
UDR, Inc. REIT	16,100	265

		1,402

Retail (24.9%)
Acadia Realty Trust REIT	14,800	250
Equity One, Inc. REIT	18,000	291
Federal Realty Investment Trust REIT	2,500	169
Glimcher Realty Trust REIT	23,300	63
Inland Real Estate Corp. REIT	18,100	147
Kimco Realty Corp. REIT	8,600	116
Macerich Co. (The) REIT	1,379	50
Pennsylvania Real Estate Investment Trust	6,700	57
Realty Income Corp. REIT	1,400	36
Regency Centers Corp. REIT	2,400	84
Simon Property Group, Inc. REIT	15,104	1,205
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Tanger Factory Outlet Centers, Inc. REIT	800	31
Taubman Centers, Inc. REIT	6,700	241

		2,740

Total Common Stocks		11,189

Short-Term Investment (0.5%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 01/04/10(a)	58,688	59

Total Short-Term Investment		59

Total Investments —102.1% Total Long Positions (Cost $9,450)		11,248

Other assets in excess of liabilities — 0.6%		65
Short Positions (see summary below) —(2.7)%		(296)

Net Assets — 100.0%		$11,017

Short Positions ((2.7)%)
Common Stocks Sold Short ((2.7)%)
Casinos & Gaming ((0.1)%)
Penn National Gaming, Inc.*	(500)	(14)

Diversified ((0.2)%)
FBR Capital Markets Corp.*	(3,700)	(23)

Health Care ((0.2)%)
Skilled Healthcare Group, Inc., Cl A*	(2,600)	(19)

Heavy Construction ((0.5)%)
MasTec, Inc.*	(2,300)	(29)
Quanta Services, Inc.*	(1,100)	(23)

		(52)

Homebuilders ((0.5)%)
Cavco Industries, Inc.*	(1,500)	(54)

Industrials ((0.6)%)
First Industrial Realty Trust, Inc. REIT*	(5,300)	(28)
Sovran Self Storage, Inc. REIT	(1,100)	(39)

		(67)

Mortgage ((0.2)%)
Invesco Mortgage Capital	(1,100)	(25)

Office ((0.4)%)
Franklin Street Properties Corp. REIT	(2,900)	(42)

Total Common Stocks Sold Short		(296)

Total Investment Securities Sold Short (Proceeds $286)		(296)

*	Non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.2%)
Consumer Discretionary (7.3%)
Coach, Inc.	103,910	3,796
Kohl’s Corp.*	63,580	3,429
Priceline.com, Inc.*	13,210	2,886

		10,111

Consumer Staples (8.9%)
Colgate-Palmolive Co.	59,625	4,898
Costco Wholesale Corp.	66,085	3,910
Philip Morris International, Inc.	75,700	3,648

		12,456

Energy (6.9%)
Cameron International Corp.*	65,000	2,717
Halliburton Co.	121,815	3,665
Occidental Petroleum Corp.	39,870	3,243

		9,625

Financials (10.9%)
American Express Co.	97,190	3,938
Bank of America Corp.	130,180	1,961
Goldman Sachs Group, Inc. (The)	11,770	1,987
T. Rowe Price Group, Inc.	48,880	2,603
Visa, Inc., Cl A	54,255	4,745

		15,234

Health Care (14.4%)
Amgen, Inc.*	87,140	4,930
Baxter International, Inc.	70,010	4,108
Express Scripts, Inc.*	57,485	4,970
Thermo Fisher Scientific, Inc.*	84,175	4,014
WellPoint, Inc.*	35,190	2,051

		20,073

Industrials (9.5%)
Fluor Corp.	38,310	1,725
Illinois Tool Works, Inc.	65,885	3,162
Parker Hannifin Corp.	49,025	2,641
United Parcel Service, Inc., Cl B	41,920	2,405
United Technologies Corp.	48,565	3,371

		13,304

Information Technology (32.6%)
Adobe Systems, Inc.*	79,150	2,911
Analog Devices, Inc.	132,170	4,174
Apple, Inc.*	26,900	5,672
Cisco Systems, Inc.*	228,240	5,464
EMC Corp.*	230,995	4,036
Google, Inc., Cl A*	10,767	6,675
Hewlett-Packard Co.	133,840	6,894
Juniper Networks, Inc.*	100,860	2,690
Oracle Corp.	170,378	4,181
QUALCOMM, Inc.	58,750	2,718

		45,415

Materials (3.8%)
Ecolab, Inc.	44,110	1,967
Praxair, Inc.	41,000	3,293

		5,260

Telecommunications Services (2.9%)
American Tower Corp., Cl A*	93,740	4,051

Total Common Stocks		135,529

Money Market Fund (3.7%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	5,189,628	5,190

Total Money Market Fund		5,190

Total Investments (Cost $113,575) — 100.9%		140,719

Liabilities in excess of other assets — (0.9)%		(1,277)

Net Assets — 100.0%		$139,442

*	Non-income producing security.

(a)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (100.2%)
Consumer Discretionary (19.6%)
Aaron’s, Inc.(a)	69,170	1,918
Asbury Automotive Group, Inc.*	140,180	1,616
Bally Technologies, Inc.*	31,030	1,281
Buffalo Wild Wings, Inc.*(a)	41,960	1,690
Chico’s FAS, Inc.*	194,180	2,728
Cooper Tire & Rubber Co.	179,610	3,601
Deckers Outdoor Co.*	25,640	2,608
Dress Barn, Inc. (The)*(a)	142,845	3,300
Fossil, Inc.*	79,030	2,652
Fuel Systems Solutions, Inc.*(a)	75,290	3,105
Fuqi International, Inc.*(a)	92,320	1,657
Gentex Corp.	131,390	2,345
Grand Canyon Education, Inc.*	111,410	2,118
Group 1 Automotive, Inc.*	84,740	2,402
hhgregg, Inc.*	108,200	2,384
Hibbett Sports, Inc.*	94,270	2,073
J. Crew Group, Inc.*(a)	61,420	2,748
Lumber Liquidators, Inc.*	72,500	1,943
NutriSystem, Inc.(a)	50,790	1,583
Phillips-Van Heusen Corp.	34,090	1,387
SkillSoft PLC SP ADR*	139,540	1,462
Spectrum Group International, Inc.*(a)	111,769	209
Steven Madden Ltd.*	82,880	3,418
Tempur-Pedic International, Inc.*	133,030	3,143
Tenneco, Inc.*	128,180	2,273
Tetra Tech, Inc.*	94,700	2,573
Texas Roadhouse, Inc., Cl A*	119,650	1,344
TrueBlue, Inc.*	60,086	890
Tupperware Brands Corp.	88,960	4,143
Volcom, Inc.*	118,120	1,977
Warnaco Group, Inc. (The)*	72,660	3,066
Wolverine World Wide, Inc.	74,870	2,038
Wonder Auto Technology, Inc.*	83,830	986

		72,661

Consumer Staples (2.0%)
Chattem, Inc.*(a)	33,525	3,128
Collective Brands, Inc.*	88,530	2,016
Schweitzer-Manduit International, Inc.	32,950	2,318

		7,462

Energy (5.6%)
Arena Resources, Inc.*	67,760	2,922
Atwood Oceanics, Inc.*	53,265	1,910
Berry Petroleum Co., Cl A	84,450	2,462
Brigham Exploration Co.*	189,490	2,568
CARBO Ceramics, Inc.	56,580	3,857
Clean Energy Fuels Corp.*(a)	235,510	3,629
Dril-Quip, Inc.*	44,640	2,521
McMoRan Exploration Co.*(a)	119,510	958

		20,827

Financials (8.6%)
E*TRADE Financial Corp.*	1,320,060	2,310
EZCORP, Inc., Cl A*	104,030	1,790
F.N.B. Corp.	349,240	2,371
First Midwest Bancorp, Inc.	247,090	2,691
MF Global Ltd.*(a)	235,780	1,639
Pinnacle Financial Partners, Inc.*(a)	156,260	2,222
Portfolio Recovery Associates, Inc.*(a)	73,240	3,287
Radian Group, Inc.(a)	267,060	1,952
Raymond James Financial, Inc.(a)	133,720	3,179
Stifel Financial Corp.*	53,940	3,195
SWS Group, Inc.	119,100	1,441
TNS, Inc.*	129,690	3,332
Webster Financial Corp.	206,470	2,451

		31,860

Health Care (20.1%)
Acorda Therapeutics, Inc.*	27,340	690
Alkermes, Inc.*	163,405	1,538
Allos Therapeutics, Inc.*(a)	221,940	1,458
Amedisys, Inc.*(a)	31,860	1,547
American Medical Systems Holdings, Inc.*	182,760	3,525
athenahealth, Inc.*(a)	69,580	3,148
Auxilium Pharmaceuticals, Inc.*	77,580	2,326
Bio-Reference Laboratories, Inc.	57,700	2,261
BioScrip, Inc.*	184,960	1,546
Catalyst Health Solutions, Inc.	102,600	3,742
Cubist Pharmaceuticals, Inc.*	106,550	2,021
Cypress Bioscience, Inc.*	281,440	1,621
Dendreon Corp.*	51,240	1,347
Emdeon, Inc., Cl A*	74,825	1,141
Enzon Pharmaceuticals, Inc.*(a)	219,800	2,314
Genoptix, Inc.*(a)	64,645	2,297
Haemonetics Corp.*	39,185	2,161
HealthSouth Corp.*	142,960	2,683
Human Genome Sciences, Inc.*	83,170	2,545
ICU Medical, Inc.*	47,420	1,728
InterMune, Inc.*(a)	121,850	1,589
Isis Pharmaceuticals, Inc.*	135,580	1,505
LHC Group, Inc.*	43,370	1,458
MEDNAX, Inc.*	27,930	1,679
Merit Medical Systems, Inc.*	105,130	2,028
Neogen Corp.*	90,570	2,138
NuVasive, Inc.*(a)	90,760	2,903
Onyx Pharmaceuticals, Inc.*	34,790	1,021
PAREXEL International Corp.*	163,245	2,302
PSS World Medical, Inc.*	120,900	2,729
Questcor Pharmaceuticals, Inc.*	323,710	1,538
Salix Pharmaceuticals Ltd.*	103,940	2,640
Savient Pharmaceuticals, Inc.*	113,765	1,548
Sirona Dental Systems, Inc.*	55,630	1,766
SonoSite, Inc.*	66,790	1,578
West Pharmaceutical Services, Inc.	65,900	2,583
XenoPort, Inc.*	100,660	1,868

		74,512

Industrials (15.9%)
AAR Corp.*	108,580	2,495
Actuant Corp.	183,330	3,397
Albany International Corp.	120,110	2,698
American Reprographics Co. LLC*	106,260	745
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
American Superconductor Corp.*(a)	104,200	4,262
EnPro Industries, Inc.*	108,830	2,874
Forward Air Corp.	100,230	2,511
GrafTech International Ltd.*	167,800	2,609
Hexcel Corp.*	253,770	3,294
Hub Group, Inc., Cl A*	129,750	3,481
ICF International, Inc.*	55,170	1,479
II-VI, Inc.*	41,100	1,307
InnerWorkings, Inc.*(a)	324,735	1,916
Kansas City Southern*	93,510	3,113
MasTec, Inc.*	154,060	1,926
Mueller Water Products, Inc., Cl A	581,380	3,023
Orion Marine Group, Inc.*	109,220	2,300
Quanex Building Products Corp.	156,220	2,651
Robbins & Myers, Inc.	78,780	1,853
Taleo Corp., Cl A*	92,010	2,164
Timken Co. (The)	82,190	1,949
Walter Energy, Inc.	45,730	3,444
World Fuel Services Corp.	122,120	3,272

		58,763

Information Technology (24.7%)
Ariba, Inc.*	307,490	3,850
Arris Group, Inc.*	201,860	2,307
AsiaInfo Holdings, Inc.*	150,835	4,596
Atheros Communications*	124,080	4,248
Belden, Inc.	101,670	2,229
Blackboard, Inc.*	85,260	3,870
Concur Technologies, Inc.*	85,670	3,662
Constant Contact, Inc.*(a)	68,210	1,091
CyberSource Corp.*	234,970	4,725
Cymer, Inc.*	55,390	2,126
Dionex Corp.*	45,120	3,333
Double-Take Software, Inc.*	265,830	2,656
Informatica Corp.*	205,600	5,317
j2 Global Communications, Inc.*	129,855	2,643
Lawson Software, Inc.*	346,730	2,306
ManTech International Corp., Cl A*	62,725	3,028
MICROS Systems, Inc.*	69,610	2,160
MKS Instruments, Inc.*	97,440	1,696
NCI, Inc., Cl A*	41,330	1,143
Netlogic Microsystems, Inc.*	79,840	3,693
NetSuite, Inc.*	184,750	2,952
NIC, Inc.	160,900	1,471
Novellus Systems, Inc.*	106,230	2,479
PMC-Sierra, Inc.*	275,570	2,386
RightNow Technologies, Inc.*	163,600	2,842
Rosetta Stone, Inc.*(a)	48,585	872
SINA Corp.*	46,240	2,089
Skyworks Solutions, Inc.*	360,720	5,119
Sohu.com, Inc.*	24,900	1,426
Sykes Enterprises, Inc.*	117,760	2,999
Tessera Technologies, Inc.*	42,185	982
VistaPrint NV*(a)	64,940	3,680
Websense, Inc.	83,870	1,464

		91,440

Materials (2.4%)
AMCOL International Corp.	83,940	2,386
Brush Engineered Materials, Inc.*	88,050	1,632
Rock-Tenn Co., Cl A	29,995	1,512
Temple-Inland, Inc.	92,660	1,956
Titan Machinery, Inc.*(a)	129,670	1,496

		8,982

Telecommunication Services (1.3%)
Neutral Tandem, Inc.*	46,150	1,050
Plantronics, Inc.	96,420	2,505
Riverbed Technology, Inc.*	43,920	1,009

		4,564

Total Common Stocks		371,071

Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc.(b)(c)	1,301,500	—

Telecommunications Services (0.0%)
Sunair Services Corp.(b)(c)	350,000	—

Total Warrants		—

Short-Term Investment (13.1%)
RidgeWorth Funds Securities Lending Joint Account (d)(e)	48,379	48,379

Total Short-Term Investment		48,379

Money Market Fund (0.1%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	190,596	191

Total Money Market Fund		191

Total Investments (Cost $335,090) — 113.4%		419,641
Liabilities in excess of other assets — (13.4)%		(49,484)

Net Assets — 100.0%		$370,157

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $47,201.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2009 are identified below (in thousands):

					Percentage of
Issue	Acquisition	Cost		Value	Net Assets
Description	Date	($)	Shares	($)	(%)
Drugmax, Inc. Warrants	09/27/05	—	1,302	—	—
Sunair Services Corp. Warrants	12/15/05	—	350	—	—

(c)	Fair Value is zero

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(e)	Affiliate investment.

ADR	American Depositary Receipt

Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.0%)
Consumer Discretionary (19.7%)
ABM Industries, Inc.	237,138	4,899
Arbitron, Inc.(a)	228,300	5,347
bebe Stores, Inc.	427,334	2,679
Buckle, Inc., (The)(a)	111,800	3,274
CKE Restaurants, Inc.	719,735	6,089
Columbia Sportswear Co.	80,000	3,123
Cracker Barrel Old Country Store, Inc.	81,300	3,089
Foot Locker, Inc.	435,600	4,853
Guess?, Inc.	205,904	8,710
Hillenbrand, Inc.	201,900	3,804
Interface, Inc., Cl A	2,109,121	17,526
NutriSystem, Inc.(a)	116,300	3,625
PetMed Express, Inc.(a)	150,200	2,648
PetSmart, Inc.	478,500	12,771
Pool Corp.	54,800	1,046
PRIMEDIA, Inc.	378,014	1,365
Ritchie Bros. Auctioneers, Inc.(a)	137,844	3,092
Scholastic Corp.	297,700	8,880
Washington Post Co. (The), Cl B	10,345	4,548

		101,368

Consumer Staples (2.1%)
Inter Parfums, Inc.	208,700	2,540
PriceSmart, Inc.	125,700	2,569
Spartan Stores, Inc.	164,100	2,345
WD-40 Co.	97,300	3,149

		10,603

Energy (6.0%)
CARBO Ceramics, Inc.	130,800	8,917
Core Laboratories NV	74,600	8,812
Holly Corp.	157,800	4,044
Ormat Technologies, Inc.	167,400	6,334
St. Mary Land & Exploration Co.	15,800	541
Tidewater, Inc.	47,800	2,292

		30,940

Financials (21.0%)
Artio Global Investors, Inc.*	261,305	6,661
Banco Latinoamericano de Exportaciones SA, Ser E	137,300	1,908
Bank of Hawaii Corp.	86,900	4,090
Cash America International, Inc.	334,500	11,694
Cullen/Frost Bankers, Inc.	162,400	8,120
Evercore Partners, Inc., Cl A	206,500	6,278
Glacier Bancorp, Inc.	237,206	3,254
Hanover Insurance Group, Inc. (The)	181,200	8,051
HCC Insurance Holdings, Inc.	559,450	15,647
Marshall & Ilsley Corp.	823,900	4,490
National Retail Properties, Inc. REIT	250,100	5,307
Raymond James Financial, Inc.(a)	253,011	6,014
Realty Income Corp. REIT(a)	206,400	5,348
UMB Financial Corp.	174,400	6,863
Washington Real Estate Investment Trust	195,900	5,397
Wesco Financial Corp.	15,323	5,256
Zions Bancorp(a)	258,300	3,314

		107,692

Health Care (9.2%)
Aceto Corp.	245,000	1,262
Cooper Cos., Inc. (The)	421,396	16,063
Ensign Group, Inc.	160,100	2,461
Perrigo Co.	140,100	5,582
STERIS Corp.	402,157	11,248
Techne Corp.	56,700	3,887
Teleflex, Inc.	124,100	6,688

		47,191

Industrials (24.1%)
Badger Meter, Inc.(a)	141,700	5,642
Brink’s Co. (The)	326,500	7,947
CAE, Inc.	179,900	1,481
Comfort Systems USA, Inc.	142,800	1,762
Cubic Corp.	82,200	3,066
Curtiss-Wright Corp.	141,900	4,444
Federal Signal Corp.	171,200	1,031
Franklin Electric Co., Inc.	104,400	3,036
Grupo Aeroportuario del Pacifico SA de CV ADR	520,476	16,269
Harsco Corp.	181,900	5,863
HEICO Corp., Cl A	38,500	1,384
Herman Miller, Inc.	311,800	4,983
IESI-BFC Ltd.(a)	975,300	15,624
John Beam Technologies Corp.	307,400	5,229
KBR, Inc.	217,800	4,138
KMG Chemicals, Inc.	66,500	994
LSI Industries, Inc.	121,900	961
Manitowoc Co., Inc. (The)	376,300	3,752
Multi-Color Corp.	172,875	2,111
Pall Corp.	103,000	3,729
Snap-on, Inc.	149,400	6,314
Titan International, Inc.(a)	369,800	2,999
Tomkins PLC SP ADR(a)	267,703	3,346
Wabtec Corp.	174,000	7,106
Watson Wyatt Worldwide, Inc., Cl A	228,000	10,835

		124,046

Information Technology (3.6%)
Black Box Corp.	143,200	4,058
Cohu, Inc.	225,853	3,151
Intersil Corp., Cl A	721,140	11,062

		18,271

Materials (4.3%)
Ashland, Inc.	34,600	1,371
Bemis Co., Inc.	132,986	3,943
Olin Corp.	435,500	7,630
RPM International, Inc.	217,200	4,416
Sensient Technologies Corp.	181,165	4,765

		22,125

Telecommunication Services (2.4%)
Alaska Communications Systems Group, Inc.(a)	421,100	3,360
NTELOS Holdings Corp.	213,664	3,807
Plantronics, Inc.	203,500	5,287

		12,454

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Utilities (5.6%)
Aqua America, Inc.(a)	323,500	5,664
Avista Corp.	184,400	3,981
California Water Service Group	134,600	4,956
ITC Holdings Corp.	118,300	6,162
NorthWestern Corp.	155,500	4,046
Unisource Energy Corp.	130,500	4,201

		29,010

Total Common Stocks		503,700

Short-Term Investment (10.3%)
RidgeWorth Funds Securities Lending Joint Account(b)(c)	53,154	53,154

Total Short-Term Investment		53,154

Money Market Fund (2.4%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	12,116,332	12,116

Total Money Market Fund		12,116

Total Investments (Cost $525,738) — 110.7%		568,970
Liabilities in excess of other assets — (10.7)%		(55,090)

Net Assets — 100.0%		$513,880

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $51,756.

(b)	Affiliate investment.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Financial Statements).

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (130.4%)
Common Stocks (129.9%)
Consumer Discretionary (12.0%)
American Greetings Corp., Cl A	1,100	24
Apollo Group, Inc., Cl A*	400	24
Bed Bath & Beyond, Inc.*	600	23
Big Lots, Inc.*	500	14
Bob Evans Farms, Inc.	600	17
Cabela’s, Inc.*	900	13
Coach, Inc.	1,600	58
Cooper Tire & Rubber Co.	1,300	26
Corinthian Colleges, Inc.*	1,100	15
Culp, Inc.*	2,100	21
eBay, Inc.*	1,500	35
Expedia, Inc.*	700	18
Ford Motor Co.*	2,400	24
Gannett Co., Inc.	2,000	30
Gap, Inc. (The)	2,000	42
Garmin Ltd.	1,700	52
Home Depot, Inc. (The)	700	20
J.C. Penney Co., Inc.	700	19
Johnson Controls, Inc.	500	14
Kimberly-Clark Corp.	300	19
LaCrosse Footwear, Inc.	600	8
Leggett & Platt, Inc.	900	18
McDonald’s Corp.	900	56
Netflix, Inc.*	300	17
News Corp., Cl A	1,600	22
Nordstrom, Inc.	500	19
Papa John’s International, Inc.*	600	14
PetSmart, Inc.	500	13
PHH Corp.*	900	14
Scholastic Corp.	1,000	30
Speedway Motorsports, Inc.	800	14
Stage Stores, Inc.	1,200	15
Standard Motor Products, Inc.*	200	2
Sturm, Ruger & Co., Inc.	5,200	50
Target Corp.	800	39
Time Warner, Inc.	2,500	72
True Religion Apparel, Inc.*	1,200	22
Walgreen Co.	1,900	70
Walt Disney Co. (The)	1,400	45
Whirlpool Corp.	300	24

		1,072

Consumer Staples (9.5%)
Archer-Daniels-Midland Co.	500	16
Avon Products, Inc.	500	16
Bare Escentuals, Inc.*	1,700	21
Campbell Soup Co.	1,200	41
Coca-Cola Enterprises, Inc.	2,000	42
Colgate-Palmolive Co.	700	58
ConAgra Foods, Inc.	1,000	23
Dr Pepper Snapple Group, Inc.	700	20
Hormel Foods Corp.	500	19
Kraft Foods, Inc.	2,300	63
Lorillard, Inc.	300	24
Lowe’s Cos., Inc.	1,600	37
PepsiCo, Inc.	1,200	73
Philip Morris International, Inc.	2,200	106
Procter & Gamble Co. (The)	2,600	158
Safeway, Inc.	3,500	75
Tiffany & Co.	500	22
TJX Cos., Inc. (The)	1,000	37

		851

Energy (12.0%)
Anadarko Petroleum Corp.	300	19
Axis Capital Holdings Ltd.	500	14
Cabot Oil & Gas Corp., Cl A	500	22
Cameron International Corp.*	400	17
Chesapeake Energy Corp.	500	13
Chevron Corp.	1,600	123
ConocoPhillips	1,500	77
El Paso Corp.	1,400	14
ENSCO International PLC SP ADR	600	24
EOG Resources, Inc.	200	19
Exxon Mobil Corp.	4,800	326
Halliburton Co.	800	24
Hess Corp.	300	18
Linn Energy LLC	700	20
Marathon Oil Corp.	1,800	56
Murphy Oil Corp.	500	27
Occidental Petroleum Corp.	1,100	89
Schlumberger Ltd.	700	46
Tidewater, Inc.	400	19
Valero Energy Corp.	2,000	34
Williams Cos., Inc. (The)	1,100	23
XTO Energy, Inc.	1,000	47

		1,071

Financials (17.3%)
Altisource Portfolio Solutions SA*	366	8
American Equity Investment Life Holding Co.	5,800	43
American Physicians Capital, Inc.	1,800	55
American Safety Insurance Holdings Ltd.*	300	4
AmTrust Financial Services, Inc.	1,100	13
Bank of America Corp.	7,800	116
Bank of Hawaii Corp.	600	28
BlackRock Kelso Capital Corp.	8,100	69
Bryn Mawr Bank Corp.	800	12
Chubb Corp. (The)	1,700	84
Citigroup, Inc.	12,200	40
CNA Surety Corp.*	3,200	48
Corporate Executive Board Co. (The)	2,400	55
Encore Capital Group, Inc.*	1,400	24
ESSA Bancorp, Inc.	6,000	70
Everest Re Group Ltd.	500	43
First Financial Corp.	800	24
First of Long Island Corp. (The)	500	13
Franklin Resources, Inc.	400	42
Goldman Sachs Group, Inc. (The)	500	84
Heartland Financial USA, Inc.	1,200	17
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Infinity Property & Casualty Corp.	500	20
Invesco Ltd.	900	21
JPMorgan Chase & Co.	400	17
Lakeland Financial Corp.	1,200	21
Life Partners Holdings, Inc.	800	17
National Bancshares, Inc.	800	23
Ocwen Financial Corp.*	2,000	19
Oriental Financial Group, Inc.	4,600	50
PennantPark Investment Corp.	1,700	15
QC Holdings, Inc.	3,900	19
Shore Bancshares, Inc.	672	10
Southside Bancshares, Inc.	2,100	41
T. Rowe Price Group, Inc.	400	21
TNS, Inc.*	800	21
Tower Group, Inc.	1,000	23
Travelers Cos., Inc. (The)	2,200	110
Unum Group	1,500	29
W.P. Carey & Co. LLC	700	19
Wells Fargo & Co.	5,300	143
Wilshire Bancorp, Inc.	2,000	16

		1,547

Health Care (21.8%)
Abbott Laboratories	1,000	54
Advisory Board Co. (The)*	700	21
Allergan, Inc.	300	19
Amgen, Inc.*	1,600	91
Beckman Coulter, Inc.	300	20
Bio-Rad Laboratories, Inc., Cl A*	200	19
Biogen Idec, Inc.*	4,200	224
Bristol-Myers Squibb Co.	900	23
C.R. Bard, Inc.	400	31
Celgene Corp.*	300	17
Cubist Pharmaceuticals, Inc.*	1,800	34
Eli Lilly & Co.	4,100	146
Emergent Biosolutions, Inc.*	4,700	64
Endo Pharmaceuticals Holdings, Inc.*	3,600	74
Forest Laboratories, Inc.*	800	26
Genzyme Corp.*	500	25
Gilead Sciences, Inc.*	3,100	134
Hanger Orthopedic Group, Inc.*	1,800	25
Hospira, Inc.*	500	26
Humana, Inc.*	1,000	44
IMS Health, Inc.	1,000	21
Johnson & Johnson	3,000	193
Kensey Nash Corp.*	600	15
Martek Biosciences Corp.*	4,100	78
Maxygen, Inc.*	7,700	47
McKesson Corp.	700	44
Medtronic, Inc.	1,400	62
NPS Pharmaceuticals, Inc.*	4,900	17
OSI Pharmaceuticals, Inc.*	700	22
Pfizer, Inc.	6,986	127
STERIS Corp.	2,100	59
Stryker Corp.	400	20
Synovis Life Technologies, Inc.*	1,000	13
UnitedHealth Group, Inc.	2,100	64
WellPoint, Inc.*	400	23
Zimmer Holdings, Inc.*	600	35

		1,957

Industrials (16.9%)
3M Co.	500	41
AAON, Inc.	1,800	35
Apogee Enterprises, Inc.	1,800	25
ATC Technology Corp.*	900	21
AZZ, Inc.*	600	20
Brady Corp., Cl A	300	9
Caterpillar, Inc.	400	23
Charles River Laboratories International, Inc.*	600	20
Chart Industries, Inc.*	1,900	31
CIRCOR International, Inc.	2,300	58
Crane Co.	1,400	43
Dun & Bradstreet Corp. (The)	200	17
Dycom Industries, Inc.*	1,200	10
DynCorp International, Inc., Cl A*	1,500	22
Electro Rent Corp.	4,400	51
Emerson Electric Co.	1,100	47
EnerSys*	1,000	22
EnPro Industries, Inc.*	900	24
FedEx Corp.	700	58
Flowserve Corp.	700	66
General Dynamics Corp.	300	20
General Electric Co.	5,200	78
Harsco Corp.	1,200	39
Hawaiian Holdings, Inc.*	2,100	15
Hertz Global Holdings, Inc.*	1,600	19
Honeywell International, Inc.	500	20
ITT Corp.	400	20
Lockheed Martin Corp.	700	53
Marten Transport Ltd.*	1,300	23
Mine Safety Appliances Co.	700	19
Northrop Grumman Corp.	1,100	61
Powell Industries, Inc.*	1,200	38
R.R. Donnelley & Sons Co.	1,800	40
Republic Airways Holdings, Inc.*	800	6
Ryder System, Inc.	1,500	62
TeleTech Holdings, Inc.*	1,100	22
Thomas & Betts Corp.*	1,200	43
Tredegar Corp.	3,100	49
Trinity Industries, Inc.	2,200	38
Tyco International Ltd.	1,100	39
United Parcel Service, Inc., Cl B	1,000	57
United Technologies Corp.	900	62
USA Truck, Inc.*	1,400	18
Walter Energy, Inc.	200	15
Watson Wyatt Worldwide, Inc., Cl A	400	19

		1,518

Information Technology (27.7%)
Adtran, Inc.	1,000	23
AOL, Inc.*	227	5
BMC Software, Inc.*	600	24
Cisco Systems, Inc.*	5,900	141
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Computer Sciences Corp.*	400	23
Compuware Corp.*	14,500	105
COMSYS IT Partners, Inc.*	2,800	25
Constant Contact, Inc.*	1,400	22
Convergys Corp.*	2,100	23
DivX, Inc.*	2,800	16
EchoStar Corp., Cl A*	3,200	64
EMC Corp.*	2,200	38
FactSet Research Systems, Inc.	300	20
FEI Co.*	1,000	23
Hewlett-Packard Co.	2,000	103
Hittite Microwave Corp.*	1,400	57
Integrated Device Technology, Inc.*	3,000	19
Intel Corp.	9,200	188
International Business Machines Corp.	1,900	248
j2 Global Communications, Inc.*	4,600	94
Kenexa Corp.*	2,100	27
Lexmark International, Inc., Cl A*	2,500	65
Manhattan Associates, Inc.*	900	22
Maxim Integrated Products, Inc.	1,400	28
McAfee, Inc.*	1,700	69
Methode Electronics, Inc.	2,600	23
Microchip Technology, Inc.	1,300	38
Microsoft Corp.	8,200	250
Microtune, Inc.*	6,700	15
National Semiconductor Corp.	900	14
Novell, Inc.*	10,300	43
OpenTV Corp., Cl A*	3,100	4
Oplink Communications, Inc.*	1,200	20
Oracle Corp.	4,100	101
PC Connection, Inc.*	2,700	18
PC Mall, Inc.*	6,100	32
Power Integrations, Inc.	500	18
QLogic Corp.*	1,200	23
QUALCOMM, Inc.	900	42
Red Hat, Inc.*	800	25
Symantec Corp.*	1,300	23
Symmetricom, Inc.*	2,900	15
Texas Instruments, Inc.	4,100	107
TIBCO Software, Inc.*	1,700	16
Tyco Eletronics Ltd.	900	22
ValueClick, Inc.*	4,500	46
VASCO Data Security International, Inc.*	3,300	21
Virtusa Corp.*	1,500	14
Vishay Intertechnology, Inc.*	2,000	17
Yahoo!, Inc.*	3,700	62

		2,481

Materials (3.1%)
Buckeye Technologies, Inc.*	2,400	23
CF Industries Holdings, Inc.	200	18
Coeur d’Alene Mines Corp.*	1,800	33
E.I. du Pont de Nemours & Co.	1,000	34
Eastman Chemical Co.	300	18
Ecolab, Inc.	500	22
Mesabi Trust	1,600	20
Newmont Mining Corp.	1,000	47
PPG Industries, Inc.	300	18
Sigma-Aldrich Corp.	600	30
Universal Stainless & Alloy Products, Inc.*	700	13

		276

Telecommunication Services (5.9%)
AT&T, Inc.	6,900	193
NeuStar, Inc., Cl A*	3,200	74
Neutral Tandem, Inc.*	1,000	23
Qwest Communications International, Inc.	4,200	18
Tekelec*	900	14
Telephone & Data Systems, Inc.	3,300	112
Tellabs, Inc.*	2,900	16
United States Cellular Corp.*	900	38
Verizon Communications, Inc.	1,200	40

		528

Utilities (3.7%)
Duke Energy Corp.	900	15
Exelon Corp.	600	29
FPL Group, Inc.	1,300	69
National Fuel Gas Co.	300	15
NSTAR	600	22
PG&E Corp.	1,000	45
Public Service Enterprise Group, Inc.	1,800	60
Questar Corp.	1,100	46
Sempra Energy	300	17
Southern Co.	500	17

		335

Total Common Stocks		11,636

Short-Term Investment (0.5%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 01/04/10(a)	48,331	48

Total Short-Term Investment		48

Total Investments —130.4% Total Long Positions (Cost $11,097)		11,684

Other assets in excess of liabilities — 0.3%		31
Short Positions (see summary below) —(30.7)%		(2,749)

Net Assets — 100.0%		$8,966

Short Positions ((30.7)%)
Common Stocks Sold Short ((30.7)%)
Aerospace/Defense ((0.2)%)
Orbital Sciences Corp.*	(1,500)	(23)

Commercial Services ((0.4)%)
Healthcare Services Group, Inc.	(1,500)	(32)

Consumer Discretionary ((2.8)%)
Aaron’s, Inc.	(900)	(25)
FGX International Holdings Ltd.*	(2,600)	(51)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
K-Swiss, Inc., Cl A*	(2,800)	(28)
MAKO Surgical Corp.*	(2,500)	(28)
Monro Muffler Brake, Inc.	(700)	(23)
Princeton Review, Inc. (The)*	(5,200)	(21)
REX Stores Corp.*	(1,800)	(25)
Ryland Group, Inc. (The)	(1,100)	(22)
Stanley Furniture Co., Inc.*	(2,700)	(27)

		(250)

Consumer Staples ((0.3)%)
Ralcorp Holdings, Inc.*	(400)	(24)

Diversified Operations ((0.2)%)
Brink’s Co. (The)	(900)	(22)

Energy ((0.2)%)
Forest Oil Corp.*	(1,000)	(22)

Financials ((3.3)%)
CoBiz Financial, Inc.	(7,800)	(37)
eHealth, Inc.*	(2,900)	(47)
FBR Capital Markets Corp.*	(3,200)	(20)
Guidance Software, Inc.*	(4,100)	(22)
KeyCorp	(2,300)	(13)
Marshall & Ilsley Corp.	(2,900)	(16)
Old Republic International Corp.	(3,200)	(32)
RLI Corp.	(500)	(27)
Susquehanna Bancshares, Inc.	(3,300)	(19)
TFS Financial Corp.	(1,600)	(19)
Whitney Holding Corp.	(2,600)	(24)
Zenith National Insurance Corp.	(600)	(18)

		(294)

Health Care ((5.9)%)
Allos Therapeutics, Inc.*	(2,500)	(16)
Bio- Reference Laboratories, Inc.*	(600)	(24)
Catalyst Health Solutions, Inc.*	(600)	(22)
HeartWare International, Inc.*	(2,100)	(74)
Itron, Inc.*	(400)	(27)
Myriad Pharmaceuticals, Inc.*	(5,800)	(29)
Owens & Minor, Inc.	(600)	(26)
Phase Forward, Inc.*	(1,500)	(23)
Rigel Pharmaceuticals, Inc.*	(2,700)	(26)
Vertex Pharmaceuticals, Inc.*	(3,900)	(166)
Volcano Corp.*	(1,300)	(23)
WellCare Health Plans, Inc.*	(1,400)	(51)
XenoPort, Inc.*	(1,300)	(24)

		(531)

Industrials ((6.0)%)
Arkansas Best Corp.	(1,800)	(52)
Cavco Industries, Inc.*	(600)	(22)
CLARCOR, Inc.	(700)	(23)
Clean Harbors, Inc.*	(400)	(24)
Continental Airlines, Inc., Cl B*	(1,200)	(22)
Copart, Inc.*	(900)	(33)
ESCO Technologies, Inc.	(1,400)	(50)
Flanders Corp.*	(4,100)	(18)
FormFactor, Inc.*	(1,800)	(39)
Forward Air Corp.	(1,500)	(38)
Genessee & Wyoming, Inc., Cl A*	(700)	(23)
Heidrick & Struggles International, Inc.	(1,600)	(50)
Michael Baker Corp.*	(600)	(25)
Old Dominion Freight Line, Inc.*	(700)	(21)
Resources Connection, Inc.*	(1,600)	(34)
Satcon Technology Corp.*	(8,700)	(25)
Spirit AeroSystems, Inc., Cl A*	(1,100)	(22)
SPX Corp.	(300)	(16)

		(537)

Information Technology ((9.2)%)
Accenture PLC, Cl A	(500)	(21)
Brooks Automation, Inc.*	(5,300)	(45)
Coherent, Inc.*	(800)	(24)
Cohu, Inc.	(1,200)	(17)
Comtech Telecommunications Corp.*	(800)	(28)
CyberSource Corp.*	(1,100)	(22)
Diebold, Inc.	(700)	(20)
Epicor Software Corp.*	(3,100)	(24)
FARO Technologies, Inc.*	(1,100)	(24)
FLIR Systems, Inc.*	(1,000)	(33)
GSI Commerce, Inc.*	(900)	(23)
Integral Systems, Inc.*	(3,000)	(26)
L-1 Identity Solutions, Inc.*	(3,900)	(29)
LogMeIn, Inc.*	(3,700)	(74)
ManTech International Corp., Cl A*	(500)	(24)
Nuance Communications, Inc.*	(2,100)	(33)
Progress Software Corporation*	(1,200)	(35)
Solarwinds, Inc.*	(4,100)	(93)
Super Micro Computer, Inc.*	(1,900)	(21)
Take-Two Interactive Software, Inc.*	(5,400)	(54)
Tier Technologies, Inc., Cl B*	(2,600)	(21)
Varian Semiconductor Equipment Associates, Inc*	(700)	(25)
Verigy Ltd.*	(4,400)	(57)
Verisign, Inc.*	(1,000)	(24)
Websense, Inc.*	(1,300)	(23)

		(820)

Telecommunication Services ((0.8)%)
Iowa Telecommunications Services, Inc.	(1,700)	(28)
TeleCommunication Systems, Inc., Cl A*	(4,500)	(44)

		(72)

Utilities ((1.4)%)
ITC Holdings Corp.	(500)	(26)
Northwest Natural Gas Co.	(500)	(23)
Pennichuck Corp.	(2,100)	(44)
Pepco Holdings, Inc.	(1,700)	(29)

		(122)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Total Common Stocks Sold Short		(2,749)

Total Investment Securities Sold Short (Proceeds $2,583)		(2,749)

*	Non-income producing security.

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (92.4%)(a)
RidgeWorth Aggressive Growth Stock Fund*	66,912	829
RidgeWorth International Equity 130/30 Fund	91,628	598
RidgeWorth International Equity Index Fund	189,189	2,437
RidgeWorth Large Cap Core Equity Fund	373,725	4,674
RidgeWorth Large Cap Growth Stock Fund	258,732	2,334
RidgeWorth Large Cap Quantitative Equity Fund	218,710	2,181
RidgeWorth Large Cap Value Equity Fund	407,174	4,470
RidgeWorth Mid-Cap Core Equity Fund	84,221	773
RidgeWorth Mid-Cap Value Equity Fund	77,400	770
RidgeWorth Real Estate 130/30 Fund	97,559	648
RidgeWorth Select Large Cap Growth Stock Fund	87,311	2,328
RidgeWorth Small Cap Growth Stock Fund*	84,980	1,055
RidgeWorth Small Cap Value Equity Fund	92,178	995
RidgeWorth U.S. Equity 130/30 Fund	80,187	650

Total Equity Funds		24,742

Exchange Traded Funds (5.5%)
iShares MSCI Emerging Markets Index Fund	22,169	920
iShares S&P 500 Index Fund	5,081	567

Total Exchange Traded Funds		1,487

Money Market Fund (2.0%)(a)
RidgeWorth Institutional Cash Management Money Market Fund	535,410	535

Total Money Market Fund		535

Total Investments (Cost $26,076) — 99.9%		26,764

Other assets in excess of liabilities — 0.1%		23

Net Assets — 100.0%		$26,787

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Conservative Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (31.0%)(a)
RidgeWorth Aggressive Growth Stock Fund*	11,854	147
RidgeWorth International Equity 130/30 Fund	16,865	110
RidgeWorth International Equity Index Fund	35,389	456
RidgeWorth Large Cap Core Equity Fund	63,760	798
RidgeWorth Large Cap Growth Stock Fund	44,844	404
RidgeWorth Large Cap Quantitative Equity Fund	30,472	304
RidgeWorth Large Cap Value Equity Fund	93,447	1,026
RidgeWorth Mid-Cap Core Equity Fund	14,390	132
RidgeWorth Mid-Cap Value Equity Fund	13,676	136
RidgeWorth Real Estate 130/30 Fund	16,101	107
RidgeWorth Select Large Cap Growth Stock Fund	24,129	642
RidgeWorth Small Cap Growth Stock Fund*	14,890	185
RidgeWorth Small Cap Value Equity Fund	16,266	176
RidgeWorth U.S. Equity 130/30 Fund	14,474	117

Total Equity Funds		4,740

Fixed Income Funds (58.0%)(a)
RidgeWorth Corporate Bond Fund	55,414	529
RidgeWorth Intermediate Bond Fund	170,780	1,783
RidgeWorth Seix Floating Rate High Income Fund	57,469	497
RidgeWorth Seix High Yield Fund	74,015	687
RidgeWorth Total Return Bond Fund	439,297	4,604
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	75,910	765

Total Fixed Income Funds		8,865

Exchange Traded Funds (7.6%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,161	328
iShares MSCI Emerging Markets Index Fund	2,796	116
iShares S&P 500 Index Fund	6,488	724

Total Exchange Traded Funds		1,168

Money Market Fund (3.1%)(a)
RidgeWorth Institutional Cash Management Money Market Fund	475,851	476

Total Money Market Fund		476

Total Investments (Cost $14,431) — 99.7%		15,249
Other assets in excess of liabilities — 0.3%		42

Net Assets — 100.0%		$15,291

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Growth Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (73.6%)(a)
RidgeWorth Aggressive Growth Stock Fund*	136,400	1,690
RidgeWorth International Equity 130/30 Fund	185,704	1,213
RidgeWorth International Equity Index Fund	425,990	5,487
RidgeWorth Large Cap Core Equity Fund	759,604	9,503
RidgeWorth Large Cap Growth Stock Fund	525,345	4,739
RidgeWorth Large Cap Quantitative Equity Fund	444,917	4,436
RidgeWorth Large Cap Value Equity Fund	827,165	9,082
RidgeWorth Mid-Cap Core Equity Fund	171,369	1,573
RidgeWorth Mid-Cap Value Equity Fund	157,503	1,567
RidgeWorth Real Estate 130/30 Fund	197,699	1,313
RidgeWorth Select Large Cap Growth Stock Fund	177,259	4,726
RidgeWorth Small Cap Growth Stock Fund*	172,999	2,147
RidgeWorth Small Cap Value Equity Fund	187,783	2,026
RidgeWorth U.S. Equity 130/30 Fund	162,486	1,316

Total Equity Funds		50,818

Fixed Income Funds (22.0%)(a)
RidgeWorth Corporate Bond Fund	49,731	474
RidgeWorth Intermediate Bond Fund	90,317	943
RidgeWorth Seix Floating Rate High Income Fund	102,601	886
RidgeWorth Seix High Yield Fund	133,026	1,234
RidgeWorth Total Return Bond Fund	975,087	10,219
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	141,368	1,425

Total Fixed Income Funds		15,181

Exchange Traded Funds (2.9%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	6,124	636
iShares MSCI Emerging Markets Index Fund	32,062	1,331
iShares S&P 500 Index Fund	495	55

Total Exchange Traded Funds		2,022

Money Market Fund (1.4%)(a)
RidgeWorth Institutional Cash Management Money Market Fund	957,125	957

Total Money Market Fund		957

Total Investments (Cost $65,461) — 99.9%		68,978
Other assets in excess of liabilities — 0.1%		88

Net Assets — 100.0%		$69,066

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Moderate Allocation Strategy

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (55.4%)(a)
RidgeWorth Aggressive Growth Stock Fund*	228,730	2,834
RidgeWorth International Equity 130/30 Fund	310,811	2,030
RidgeWorth International Equity Index Fund	713,679	9,192
RidgeWorth Large Cap Core Equity Fund	1,240,889	15,525
RidgeWorth Large Cap Growth Stock Fund	880,207	7,939
RidgeWorth Large Cap Quantitative Equity Fund	705,978	7,039
RidgeWorth Large Cap Value Equity Fund	1,385,915	15,217
RidgeWorth Mid-Cap Core Equity Fund	287,111	2,636
RidgeWorth Mid-Cap Value Equity Fund	263,894	2,626
RidgeWorth Real Estate 130/30 Fund	330,909	2,197
RidgeWorth Select Large Cap Growth Stock Fund	296,999	7,918
RidgeWorth Small Cap Growth Stock Fund*	290,036	3,599
RidgeWorth Small Cap Value Equity Fund	314,815	3,397
RidgeWorth U.S. Equity 130/30 Fund	271,943	2,203

Total Equity Funds		84,352

Fixed Income Funds (40.6%)(a)
RidgeWorth Corporate Bond Fund	205,245	1,958
RidgeWorth Intermediate Bond Fund	372,733	3,891
RidgeWorth Seix Floating Rate High Income Fund	434,407	3,753
RidgeWorth Seix High Yield Fund	563,026	5,225
RidgeWorth Total Return Bond Fund	3,935,002	41,239
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	583,369	5,880

Total Fixed Income Funds		61,946

Exchange Traded Funds (3.3%)
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	25,903	2,691
iShares MSCI Emerging Markets Index Fund	53,666	2,227
iShares S&P 500 Index Fund	850	95

Total Exchange Traded Funds		5,013

Money Market Fund (0.6%)(a)
RidgeWorth Institutional Cash Management Money Market Fund	883,439	883

Total Money Market Fund		883

Total Investments (Cost $145,142) — 99.9%		152,194
Other assets in excess of liabilities — 0.1%		189

Net Assets — 100.0%		$152,383

*	Non-income producing security.

(a)	Affiliate investment. Investment is in I Shares (Institutional Shares for RidgeWorth Institutional Cash Management Money Market Fund).
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loan (0.4%)
Diversified Financial Services (0.4%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(a)(b)(c)	1,105	774

Total Bank Loan		774

Corporate Bonds (93.1%)
Banks (4.6%)
Bank of New York Mellon (The), 4.300%, 05/15/14	1,057	1,112
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	1,395	1,502
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	650	686
Barclays Bank PLC, 2.500%, 01/23/13	1,660	1,658
Barrick International Bank Corp., 6.350%, 10/15/36(d)	600	617
Northern Trust Corp., 5.200%, 11/09/12	48	52
Northern Trust Corp., 4.625%, 05/01/14	2,650	2,824

		8,451

Beverages (3.6%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12(d)	2,554	2,566
Anheuser-Busch InBev NV, 8.200%, 01/15/39(d)	1,499	1,895
Diageo Capital PLC, 5.200%, 01/30/13	913	977
SABMiller PLC, 6.200%, 07/01/11(d)	1,012	1,071

		6,509

Commercial Services (1.9%)
ERAC USA Finance Co., 5.800%, 10/15/12(d)	588	617
Veolia Environnement, 6.000%, 06/01/18	547	578
Xerox Corp., 5.500%, 05/15/12	754	797
Xerox Corp., 6.350%, 05/15/18	1,454	1,517

		3,509

Computers (0.2%)
Hewlett-Packard Co., 4.500%, 03/01/13	61	65
Hewlett-Packard Co., 6.125%, 03/01/14	259	289

		354

Consumer Staples (1.0%)
Kellogg Co., 4.250%, 03/06/13	741	777
Kroger Co. (The), 7.500%, 01/15/14	758	865
Walgreen Co., 4.875%, 08/01/13	223	239

		1,881

Diversified Financial Services (21.9%)
CME Group, Inc., 5.400%, 08/01/13	1,195	1,290
CME Group, Inc., 5.750%, 02/15/14	1,917	2,097
Credit Suisse (USA), Inc., 5.300%, 08/13/19	2,333	2,396
Fund American Cos., Inc., 5.875%, 05/15/13	1,326	1,323
Goldman Sachs Group, Inc., 6.150%, 04/01/18	104	111
Goldman Sachs Group, Inc., 7.500%, 02/15/19	1,170	1,364
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	583	638
Jefferies Group, Inc., 5.875%, 06/08/14	1,308	1,343
Jefferies Group, Inc., 8.500%, 07/15/19	3,734	4,082
JPMorgan Chase & Co., 6.300%, 04/23/19	3,504	3,855
Lazard Group LLC, 7.125%, 05/15/15	1,037	1,077
Lazard Group LLC, 6.850%, 06/15/17	1,545	1,555
Morgan Stanley, 7.300%, 05/13/19	2,777	3,118
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	2,224	2,405
NYSE Euronext, 4.800%, 06/28/13	1,422	1,492
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	813	877
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	3,513	3,976
TD AMERITRADE Holding Corp., 5.600%, 12/01/19	1,865	1,853
TIAA Global Markets, 5.125%, 10/10/12(d)	482	519
Woodside Finance Ltd., 8.750%, 03/01/19(d)	3,788	4,605

		39,976

Diversified Operations (0.5%)
Bunge Ltd. Finance Co., 8.500%, 06/15/19	783	893

Electric (7.5%)
Alabama Power Co., 5.800%, 11/15/13	132	145
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	473	551
E.ON International Finance BV, 5.800%, 04/30/18(d)	3,409	3,661
Enel Finance International, 6.800%, 09/15/37(d)	934	1,033
Exelon Generation Co. LLC, 6.200%, 10/01/17	2,013	2,158
Georgia Power Co., 6.000%, 11/01/13	480	534
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	870	891
Pacific Gas & Electric Co., 8.250%, 10/15/18	71	87
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,168	1,219
Public Service Colorado, Ser 17, 6.250%, 09/01/37	723	790
Southern California Edison Co., 5.750%, 03/15/14	1,084	1,199
Virginia Electric & Power Co., 8.875%, 11/15/38	937	1,323
Wisconsin Power & Light Co., 6.375%, 08/15/37	84	90

		13,681

Health Care (1.4%)
Beckman Coulter, Inc., 6.000%, 06/01/15	902	983
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RidgeWorth Funds December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Hospira, Inc., Ser G, MTN, 6.400%, 05/15/15	1,486	1,645

		2,628

Insurance (5.1%)
Allstate Corp., 7.450%, 05/16/19	2,744	3,188
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,299	1,372
MetLife, Inc., Ser A, 6.817%, 08/15/18	810	902
Nationwide Mutual Insurance Co., 9.375%, 08/15/39(d)	2,137	2,256
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(d)	1,620	1,675

		9,393

Materials (3.0%)
Newmont Mining Corp., 6.250%, 10/01/39	5,511	5,518

Media (4.4%)
DIRECTV Holdings LLC, 5.875%, 10/01/19(d)	2,603	2,647
Thomson Reuters Corp., 5.950%, 07/15/13	24	26
Time Warner Cable, Inc., 8.250%, 02/14/14	1,485	1,736
Time Warner Cable, Inc., 5.850%, 05/01/17	3,155	3,315
Viacom, Inc., 6.125%, 10/05/17	348	375

		8,099

Metals (2.4%)
ArcelorMittal, 6.125%, 06/01/18	1,684	1,738
ArcelorMittal, 9.850%, 06/01/19	1,443	1,866
Barrick Gold Corp., 6.950%, 04/01/19	736	829

		4,433

Miscellaneous Manufacturer (3.4%)
General Electric Co., 5.000%, 02/01/13	3,085	3,264
General Electric Co., 5.250%, 12/06/17	742	758
Siemens Financierings NV, 6.125%, 08/17/26(d)	925	980
Wesfarmers Ltd., 6.998%, 04/10/13(d)	1,102	1,200

		6,202

Oil & Gas (5.1%)
Anadarko Petroleum Corp., 5.750%, 06/15/14	928	1,006
Apache Corp., 6.000%, 01/15/37	469	499
ConocoPhillips, 6.500%, 02/01/39	163	181
Praxair, Inc., 4.625%, 03/30/15	1,108	1,178
Pride International, Inc., 8.500%, 06/15/19(e)	2,384	2,754
Transocean, Inc., 6.800%, 03/15/38	901	1,007
Weatherford International Ltd., 9.625%, 03/01/19	1,498	1,867
Weatherford International Ltd., 6.500%, 08/01/36	812	775

		9,267

Pharmaceuticals (6.2%)
Covidien International Finance SA, 6.000%, 10/15/17	152	164
Eli Lilly & Co., 4.200%, 03/06/14	1,726	1,811
Express Scripts, Inc., 5.250%, 06/15/12	4,346	4,618
GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	1,747	1,875
Roche Holdings, Inc., 7.000%, 03/01/39(d)	1,901	2,300
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	524	541

		11,309

Pipelines (6.9%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,150	1,295
El Paso Natural Gas, 5.950%, 04/15/17	329	339
Energy Transfer Partners LP, 9.000%, 04/15/19	1,585	1,889
Energy Transfer Partners LP, 7.500%, 07/01/38	1,085	1,189
Enterprise Products Operating LP, 5.250%, 01/31/20	2,563	2,535
Rockies Express Pipeline LLC, 6.850%, 07/15/18(d)	251	277
Southern Natural Gas Co., 5.900%, 04/01/17(d)	39	40
TransCanada Pipelines, 7.625%, 01/15/39	3,125	3,849
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	65	69
Williams Cos., Inc. (The), 8.750%, 01/15/20	875	1,044

		12,526

Real Estate Investment Trust (1.7%)
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,225	3,195

Retail (0.9%)
Tesco PLC, 5.500%, 11/15/17(d)	359	378
Tesco PLC, 6.150%, 11/15/37(d)	484	502
Wal-Mart Stores, Inc., 6.500%, 08/15/37	671	764

		1,644

Software (2.0%)
CA, Inc., 5.375%, 12/01/19	1,039	1,045
Cisco Systems, Inc., 5.500%, 01/15/40	2,722	2,603

		3,648

Telecommunication Services (8.9%)
AT&T, Inc., 4.950%, 01/15/13	1,100	1,173
AT&T, Inc., 5.100%, 09/15/14	1,909	2,053
AT&T, Inc., 6.450%, 06/15/34	510	520
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(d)	1,884	2,006
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,907	2,070
Cisco Systems, Inc., 5.500%, 02/22/16	2,185	2,399
Comcast Corp., 6.450%, 03/15/37	612	631
Rogers Wireless, Inc., 7.500%, 03/15/15	370	432
Verizon Communications, Inc., 5.250%, 04/15/13	1,082	1,166
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RidgeWorth Funds December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Corporate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Verizon Communications, Inc., 5.550%, 02/15/16	1,882	2,029
Verizon Communications, Inc., 8.950%, 03/01/39	1,374	1,859

		16,338

Transportation (0.5%)
Paccar, Inc., 6.375%, 02/15/12	823	892
Union Pacific Corp., 7.875%, 01/15/19	29	35

		927

Total Corporate Bonds		170,381

Short-Term Investments (7.3%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 01/04/10(c)	10,930	10,930
RidgeWorth Funds Securities Lending Joint Account(f)(g)	2,365	2,365

Total Short-Term Investments		13,295

Total Investments (Cost $173,247) — 100.8%		184,450
Liabilities in excess of other assets — (0.8)%		(1,526)

Net Assets — 100.0%		$182,924

(a)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2009 are identified below (in thousands):

Issue	Acquisition				Percentage of
Description	Date	Cost($)	Par($)	Value($)	Net Assets(%)
East Valley Tourist Development Authority	08/06/07	1,094	1,105	774	0.42

(b)	Security in default.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 16.8% of net assets as of December 31, 2009.

(e)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $2,317.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(g)	Affiliate investment.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RidgeWorth Funds December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (97.0%)
Georgia (92.8%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,838
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,035
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/35, Callable 06/15/19 @ 100	1,450	1,488
Athens Housing Authority, University of Georgia Real Estate Foundation, RB, 5.000%, 06/15/39, Callable 06/15/19 @ 100	2,915	2,988
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32, Callable 05/15/19 @ 100	1,500	1,614
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000	3,268
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000	4,287
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, AGM	10,500	10,541
Atlanta Airport Project, Ser A, RB, AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, AGM	5,000	5,158
Atlanta Airport Project, Ser B, RB, AMT, 6.000%, 01/01/18, Callable 03/01/10 @ 101, NATL-RE/FGIC	2,150	2,174
Augusta Water & Sewer Authority, RB, 5.000%, 10/01/30, Callable 10/01/17 @ 101, AGM	1,750	1,839
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, AGM	2,000	2,086
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, AGM	4,500	4,674
Bartow County, GO, 5.000%, 08/01/12, NATL-RE	2,000	2,180
Bartow County, GO, 4.500%, 08/01/13, NATL-RE	3,000	3,287
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, NATL-RE	1,000	1,116
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 5.050%, 11/01/48	1,000	1,074
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, AGM	1,000	1,068
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA/County Guaranteed	1,885	2,000
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, AMT, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC/County Guaranteed	1,000	961
Cherokee County Georgia School System, GO, 5.000%, 08/01/23, Callable 08/01/19 @ 100, State Aid Withholding	750	840
Clayton County & Clayton County Water Authority, Water & Sewage, RB, 4.000%, 05/01/15	1,000	1,095
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, NATL-RE	1,285	1,322
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	909
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, NATL-RE	725	761
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, NATL-RE	1,000	1,123
De Kalb County Water & Sewer, Ser B, RB, 5.250%, 10/01/32, Callable 10/01/26 @ 100, AGM	10,500	11,857
De Kalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29, Callable 11/15/19 @ 100	5,000	5,023
Douglasville, GO, 5.000%, 02/01/28, Callable 02/01/19 @ 100, AGM	1,000	1,074
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/10 @ 100, AMBAC	1,055	1,150
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	1,109
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,261
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, NATL-RE	3,000	3,213
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RidgeWorth Funds December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Forsyth County, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825	7,598
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC	1,310	1,327
Fulton County Development Authority, Georgia Technology Facilities Project, Ser A, RB, 5.000%, 06/01/40, Callable 06/01/19 @ 100	1,000	1,033
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,645	1,689
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, NATL-RE	2,370	2,418
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, NATL-RE	3,375	3,525
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, NATL-RE	1,000	1,015
Fulton County Development Authority, Robert Woodruff, Ser B, RB, 5.250%, 03/15/24, Callable 03/15/19 @ 100	1,300	1,384
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,000	2,077
Fulton County Water & Sewer, RB, 5.000%, 01/01/30, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,425	2,472
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, NATL-RE/FGIC	2,400	2,455
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc., Ser A, RB, 0.210%, 05/15/26, LOC: Wachovia Bank N.A.(a)	2,550	2,550
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 03/01/10 @ 100, ETM	1,900	2,375
Georgia State Finance & Investment Commission, GO, 5.000%, 05/01/26, Callable 05/01/19 @ 100	3,000	3,368
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065	1,150
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, NATL-RE, ETM	730	784
Georgia State Road & Tollway Authority, Federal Highway Reimbursement, Ser A, RB, 5.000%, 06/01/20, Callable 06/01/18 @ 100, AGM	1,130	1,247
Georgia State, GO, 5.000%, 01/01/20, Callable 01/01/19 @ 100	700	812
Georgia State, GO, 5.000%, 05/01/23, Callable 05/01/19 @ 100	3,000	3,417
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.000%, 08/01/20, Callable 08/01/18 @ 100	425	429
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800	1,810
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000	1,962
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, NATL-RE	2,910	3,349
Gwinnett County School District, GO, 5.000%, 02/01/26, Callable 02/01/18 @ 100	3,500	3,880
Gwinnett County School District, GO, 5.000%, 02/01/32, Callable 02/01/18 @ 100	2,115	2,278
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100	1,380	1,466
Henry County Water & Sewer Authority, RB, 6.150%, 02/01/20, AMBAC	2,100	2,481
Lincoln County School District, GO, 5.500%, 04/01/37, Callable 04/01/19 @ 100, State Aid Withholding	1,000	1,063
Macon-Bibb County Hospital Authority, The Medical Center of Central Georgia, Inc., RB, 5.000%, 08/01/32, Callable 08/01/19 @100	4,445	4,433
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,215	3,412
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,846
Monroe County Development Authority, Ogelethorpe Power Corp., Ser B, RB, 0.220%, 01/01/36, LOC: JPMorgan Chase & Co.(a)	3,000	3,000
Municipal Electric Authority of Georgia, Ser B, RB, 5.000%, 01/01/20	1,000	1,090
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RidgeWorth Funds December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @ 100, NATL-RE	1,435	1,624
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, NATL-RE	2,220	2,513
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/29, Callable 09/01/19 @ 100	3,000	3,253
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/32, Callable 09/01/19 @ 100	4,500	4,809
Private Colleges & Universities Authority, Emory University, Ser B, RB, 5.000%, 09/01/35, Callable 09/01/19 @ 100	1,000	1,055
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.000%, 09/01/38, Callable 09/01/18 @ 100	10,455	10,956
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29, Callable 01/01/19 @ 100	2,250	2,226
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.500%, 01/01/36, Callable 01/01/19 @ 100	3,500	3,490
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, NATL-RE	2,000	2,054
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,123

		196,711

Puerto Rico (4.2%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	1,965	2,017
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/19 @ 100	2,300	2,406
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	4,335	4,491

		8,914

Total Municipal Bonds		205,625

Money Market Funds (2.3%)
Federated Tax-Free Obligations Fund	2,544,879	2,545
SEI Tax-Exempt Trust, Institutional Tax Free Fund	2,272,076	2,272

Total Money Market Funds		4,817

Total Investments (Cost $203,918) — 99.3%		210,442
Other assets in excess of liabilities — 0.7%		1,462

Net Assets — 100.0%		$211,904

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

GO	General Obligation

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond

XLCA	Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (94.0%)
Alabama (3.2%)
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGM	2,000	2,126

Alaska (5.2%)
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGM	1,000	1,130
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGM	2,000	2,306

		3,436

California (4.8%)
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	2,000	2,158
Washington Township Health Care District, Ser A, RB, 6.250%, 07/01/39, Callable 07/01/19 @ 100	1,000	1,013

		3,171

District of Columbia (3.4%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	2,000	2,224

Florida (15.9%)
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, FSA	2,725	2,986
Highlands County Health Facilities Authority, Adventist Health, Ser B, RB, 6.000%, 11/15/37, Callable 11/15/19 @ 100	1,500	1,550
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, NATL-RE	1,000	1,121
Miami-Dade County Public Facilities, Jackson Health System, RB, 5.750%, 06/01/39, Callable 06/01/19 @ 100, AGM	1,500	1,563
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, NATL-RE/FGIC	1,000	1,069
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	1,000	1,132
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%, 10/01/12, Callable 10/01/10 @ 100, NATL-RE	1,075	1,089

		10,510

Idaho (4.2%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500	2,738

Illinois (8.2%)
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, AGM	3,000	3,271
Illinois State, Ser B, RB, 5.250%, 06/15/34, Callable 06/15/19 @ 100	1,000	1,038
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	1,000	1,087

		5,396

Iowa (3.1%)
Iowa Finance Authority Health Facilities, Central Iowa Health System, RB, 5.250%, 02/15/29, Callable 02/15/19 @ 100, AGM	2,000	2,052

Kansas (2.3%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	1,500	1,547

Maine (4.2%)
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Callable 07/01/19 @ 100	2,500	2,761

Massachusetts (5.0%)
Massachusetts State Development Finance Agency, Boston University, Ser V-1, RB, 5.000%, 10/01/29, Callable 10/01/19 @ 100	1,000	1,015
Massachusetts State Water Pollution Abatement Trust, RB, 5.000%, 08/01/23, Callable 08/01/19 @ 100	2,000	2,249

		3,264

New Jersey (6.6%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	1,000	1,062
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	3,000	3,292

		4,354

South Carolina (1.6%)
South Carolina Jobs-Economic Development Hospital Authority, Anmed Health, Ser B, RB, 5.500%, 02/01/38, Callable 02/01/19 @ 100, AGM	1,000	1,032

Texas (18.5%)
Cypress-Fairbanks Independent School District, GO, 4.500%, 02/15/23, Callable 02/15/19 @ 100, PSF-GTD	2,000	2,126
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000	4,678
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000	1,122
Palestine Independent School District, GO, 5.500%, 02/15/27, Callable 02/15/19 @ 100, AGM	2,500	2,754
Round Rock Texas Utility System, RB, 5.000%, 08/01/35, Callable 08/01/19 @ 100	1,500	1,540

		12,220

Washington (7.8%)
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, Callable 04/01/19 @ 100, BHAC	1,635	1,826
Washington State, GO, 5.000%, 08/01/28, Callable 08/01/19 @ 100	2,000	2,178
Washington State, Motor Vehicle Fuel, GO, 5.000%, 08/01/18	1,000	1,147

		5,151

Total Municipal Bonds		61,982

Money Market Funds (4.6%)
Federated Tax-Free Obligations Fund	1,853,714	1,854
SEI Tax-Exempt Trust, Institutional Tax Free Fund	1,196,700	1,197

Total Money Market Funds		3,051

Total Investments (Cost $61,624) — 98.6%		65,033
Other assets in excess of liabilities — 1.4%		894

Net Assets — 100.0%		$65,927

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMT	Income subject to Alternative Minimum Tax

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	Certificate of Participation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance Inc.

GO	General Obligation

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (2.9%)
Aerospace/Defense (0.6%)
Hawker Beechcraft Acquisition Co., 10.500%, 03/26/14(a)	798	756

Auto Manufacturers (0.4%)
Ford Motor Co., 3.290%, 12/15/13(a)(b)	607	560

Diversified Financial Services (0.7%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(a)(c)(d)	1,407	985

Media (1.2%)
Charter Communications Operating LLC, 4.800%, 03/06/14(a)(b)	1,795	1,681

Total Bank Loans		3,982

Corporate Bonds (75.5%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	100	103

Aerospace/Defense (1.3%)
DAE Aviation Holdings, Inc., 11.250%, 08/01/15, Callable 08/01/11 @ 105.62(b)	1,000	845
Hawker Beechcraft Acquisition Co., 9.750%, 04/01/17, Callable 04/01/12 @ 104.88(e)	1,500	930

		1,775

Airlines (1.5%)
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	1,185	1,185
Delta Air Lines, Inc., Ser 2001-1, Cl B, 7.711%, 09/18/11	905	890

		2,075

Apparel (0.3%)
Hanesbrands, Inc., 8.000%, 12/15/16, Callable 12/15/13 @ 104	375	382

Auto Manufacturers (2.6%)
Motors Liquidation Co., 7.200%, 01/15/11(b)(d)(e)	13,000	3,510

Auto Parts & Equipment (0.8%)
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(b)	800	832
Visteon Corp., 7.000%, 03/10/14(b)(d)(e)	1,000	263

		1,095

Building (0.5%)
Centex Corp., 6.500%, 05/01/16	245	254
D.R. Horton, Inc., 6.500%, 04/15/16	115	112
Owens Corning, Inc., 9.000%, 06/15/19	195	216
Pulte Homes, Inc., 5.250%, 01/15/14	65	64

		646

Building Materials (0.2%)
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/10 @ 101.81	225	221

Chemicals (1.2%)
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25(b)	2,125	1,428
Nalco Co., 8.250%, 05/15/17(b)	150	159

		1,587

Commercial Services (3.0%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/10 @ 103.30	725	722
Avis Budget Car Rental LLC, 7.750%, 05/15/16, Callable 05/15/11 @ 103.88(b)	700	655
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25(e)	1,045	1,116
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(c)	155	100
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(b)	155	158
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	140	152
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	1,230	1,270

		4,173

Computers (0.0%)
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	35	39

Consumer Staples (0.3%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	465	480

Diversified Financial Services (12.5%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10(e)	290	281
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	205	165
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	110	76
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	3,550	2,465
Bank of America Corp., Ser K, 8.000%(f)	2,060	1,983
CapitalSource, Inc., 12.750%, 07/15/14(b)	585	626
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(e)	340	317
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	255	237
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	550	492
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	890	783
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	1,740	1,509
E*Trade Financial Corp. (PIK), 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	3,371	3,830
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	1,600	1,816
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	43	43
Ford Motor Credit Co. LLC, 8.000%, 12/15/16	2,000	2,003
LBG Capital No.1 PLC, Ser 002, 7.750%, 11/01/20(b)	165	133
UPC Germany GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(b)	460	465

		17,224

Diversified Minerals (1.7%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	325	327
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	1,105	1,222
Teck Cominco Ltd., 6.125%, 10/01/35	530	474
Teck Resources Ltd., 9.750%, 05/15/14	315	363

		2,386

Diversified Operations (1.4%)
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(b)	2,000	1,955

Electric (3.6%)
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(b)	2,000	1,920
Energy Future Holdings Corp., 10.875%, 11/01/17, Callable 11/01/12 @ 105.44	925	756
Energy Future Holdings Corp. (PIK), 11.250%, 11/01/17, Callable 11/01/12 @ 105.62	1,272	900
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	295	303
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	135	135
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/10 @ 102.25	800	816
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	176	181

		5,011

Electronics (0.3%)
Jabil Circuit, Inc., 7.750%, 07/15/16	175	184
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(b)	250	268

		452

Forest Products & Paper (0.1%)
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)(e)	150	165

Health Care (5.4%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	500	549
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16, Callable 03/01/11 @ 106.94	1,075	1,201
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	960	994
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	3,320	3,565
Health Management Associates, Inc., 6.125%, 04/15/16	220	206
LifePoint Hospitals, Inc., 3.500%, 05/15/14	600	559
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	360	355

		7,429

Insurance (1.5%)
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100	300	198
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	247
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	140	99
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	1,190	1,142
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	75	62
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	425	329

		2,077

Lodging (3.8%)
Chukchansi Economic Development Authority, 8.000%, 11/15/13, Callable 02/11/10 @ 104(b)(e)	1,135	829
Harrah’s Operating Co., Inc., 10.000%, 12/15/18, Callable 12/15/13 @ 105(b)	1,725	1,384
MGM Mirage, Inc., 5.875%, 02/27/14	590	473
MGM Mirage, Inc., 10.375%, 05/15/14(b)	270	293
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	260	288
MGM Mirage, Inc., 11.375%, 03/01/18(b)	1,200	1,074
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	930	895

		5,236

Machinery Diversified (1.1%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	870	870
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	400	422
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	200	223

		1,515

Media (3.4%)
Clear Channel Communications, Inc., 5.500%, 09/15/14	1,500	983
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	215	219
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	1,020	1,051
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	1,695	1,712
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	130	130
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	450	474
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	150	158

		4,727

Metals (0.4%)
Edgen Murray Corp., 12.250%, 01/15/15, Callable 01/15/13 @ 106.12(b)	520	511

Miscellaneous Manufacturer (0.1%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	78

Oil & Gas (4.6%)
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	310	316
Atlas Energy Operating Co., 10.750%, 02/01/18, Callable 02/01/13 @ 105.68	115	127
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	275	293
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	205	203
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	84
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	290	308
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	80	77
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(b)	1,845	1,887
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	280	283
Sabine Pass LNG LP, 7.500%, 11/30/16	2,065	1,719
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	725	649
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	400	362

		6,308

Packaging & Containers (1.7%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	155	160
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	285	314
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	55	60
Smurfit-Stone Container Corp., 8.375%, 07/01/12, Callable 02/11/10 @ 101.40(b)(d)(e)	500	443
Smurfit-Stone Container Corp., 8.250%, 10/01/12, Callable 01/22/10 @ 101.38(b)(d)(e)	1,500	1,320

		2,297

Pipelines (2.4%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	172
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,525	1,426
Dynegy Holdings, Inc., 7.750%, 06/01/19	500	434
Targa Resources, Inc., 8.500%, 11/01/13, Callable 01/22/10 @ 104.25	1,190	1,238

		3,270

Real Estate Investment Trust (1.3%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(b)	800	813
FelCor Lodging LP, 10.000%, 10/01/14(b)	1,000	1,009

		1,822

Retail (2.9%)
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	45	46
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	45	46
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	130	130
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	235	229
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(b)	3,440	3,500

		3,951

Semiconductors (2.3%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(b)	1,090	1,086
Freescale Semiconductor, 10.125%, 12/15/16, Callable 12/15/11 @ 105.06	1,000	805
NXP Funding LLC, 9.500%, 10/15/15, Callable 10/15/11 @ 104.75	1,500	1,283

		3,174

Telecommunication Services (12.7%)
Clearwire Communication LLC/Finance, Inc., 12.000%, 12/01/15, Callable 12/01/12 @ 106(b)	770	782
Clearwire Communication LLC/Finance, Inc., 12.000%, 12/01/15, Callable 12/01/12 @ 106(b)	2,025	2,055
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	325	334
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 02/11/10 @ 105.38	1,220	1,251
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	370	406
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	130	133
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(b)(g)	1,570	1,574
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	700	714
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	250	265
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	1,085	990
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(b)(d)	1,840	1,316
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44(b)	350	354
Sprint Capital Corp., 8.375%, 03/15/12	100	104
Sprint Capital Corp., 6.900%, 05/01/19	1,315	1,210
Sprint Capital Corp., 8.750%, 03/15/32	240	226
Telcordia Technologies, Inc., 4.034%, 07/15/12, Callable 07/15/10 @ 100(a)(b)	925	848
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	795	818
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	225	242
West Corp., 9.500%, 10/15/14, Callable 10/15/10 @ 104.75	250	254
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	375	401
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	700	765
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)	2,465	2,428

		17,470

Transportation (0.5%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	425	421
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	285	296

		717

Total Corporate Bonds		103,861

Convertible Corporate Bonds (1.8%)
Auto Manufacturers (0.6%)
Ford Motor Co., 4.250%, 11/15/16	650	815

Diversified Financial Services (1.2%)
AmeriCredit Corp., 0.750%, 09/15/11	1,285	1,187
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	500	494

		1,681

Total Convertible Corporate Bonds		2,496

Short-Term Investment (6.0%)
RidgeWorth Funds Securities Lending Joint Account(h)(i)	8,325	8,325

Total Short-Term Investment		8,325

Money Market Fund (33.4%)
RidgeWorth Institutional Cash Management Money Market Fund(h)	46,003,132	46,003

Total Money Market Fund		46,003

Total Investments (Cost $156,659) — 119.6%		164,667
Liabilities in excess of other assets — (19.6)%		(27,034)

Net Assets — 100.0%		$137,633

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 38.4% of net assets as of December 31, 2009.

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2009 are identified below (in thousands):

					Percentage of
Issue	Acquisition	Cost	Par	Value	Net Assets
Description	Date	($)	($)	($)	(%)
East Valley Tourist Developmental Authority	08/06/07	1,393	1,407	985	0.72
Local Insight Regatta Holdings, Inc.	11/14/07	155	155	100	0.07

(d)	Security in default.

(e)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $8,020.

(f)	Perpetual maturity.

(g)	Step bond. The rate shown is the rate in effect as of December 31, 2009.

(h)	Affiliate investment.

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

MTN	Medium Term Note

PIK	Payment in-kind
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Security (0.1%)
Home Equity ABS (0.1%)
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	1,079	964

Total Asset-Backed Security		964

Collateralized Mortgage Obligations (2.0%)
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.174%, 12/15/35	5,028	5,105
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38	1,808	1,771
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	8,484	8,716
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	1,231	1,249
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	2,278	2,360
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26	1,559	1,599
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.474%, 11/15/30(a)	1,753	1,768
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 6.992%, 03/15/30(a)	5,263	5,804
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42	4,553	4,553

Total Collateralized Mortgage Obligations		32,925

Corporate Bonds (42.2%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	280	288
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	105	117
Lamar Media Corp., 9.750%, 04/01/14	410	453

		858

Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	300	321
General Dynamics Corp., 5.250%, 02/01/14	3,030	3,297
Spirit AeroSystems Holdings, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75(b)	215	212
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104(b)	75	76
United Technologies Corp., 6.125%, 02/01/19	8,197	9,058

		12,964

Airlines (0.0%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	245	251
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	295	295

		546

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	75	79

Auto Parts & Equipment (0.1%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	60	65
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(b)	335	340
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	390	431
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	120	123
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(b)	150	156

		1,115

Banks (1.2%)
Bank of New York Mellon (The), 4.300%, 05/15/14	815	858
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	3,914	4,215
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	1,911	2,018
Barclays Bank PLC, 2.500%, 01/23/13	4,394	4,389
Barrick International Bank Corp., 5.750%, 10/15/16(b)	1,925	2,006
Northern Trust Corp., 5.200%, 11/09/12	3,698	4,016
Northern Trust Corp., 4.625%, 05/01/14	1,014	1,081

		18,583

Beverages (1.5%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12(b)	6,664	6,695
Anheuser-Busch InBev NV, 7.750%, 01/15/19(b)	5,949	6,965
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	220	221
Diageo Capital PLC, 5.200%, 01/30/13	1,984	2,124
PepsiCo, Inc., 7.900%, 11/01/18	4,184	5,135
SABMiller PLC, 6.200%, 07/01/11(b)	3,406	3,605

		24,745

Building (0.0%)
KB Home, 9.100%, 09/15/17	95	100
Owens Corning, Inc., 9.000%, 06/15/19	130	145
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Pulte Homes, Inc., 5.250%, 01/15/14	175	172

		417

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	110	117
USG Corp., 9.500%, 01/15/18(c)	50	52

		169

Chemicals (0.4%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,837	1,906
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	110	113
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	4,048	4,361
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	95	96
Huntsman International LLC, 5.500%, 06/30/16(b)	75	67
Nalco Co., 8.250%, 05/15/17(b)	110	117
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31(b)	80	81
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	70	73
Terra Capital, Inc., 7.750%, 11/01/19, Callable 11/01/14 @ 103.88(b)	120	128

		6,942

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	95	100

Commercial Services (1.2%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	2,588	2,714
ERAC USA Finance Co., 5.600%, 05/01/15(b)	2,027	2,066
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88(b)	305	300
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	1,280	1,309
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(b)	70	72
Norcraft Cos. LP/Finance Corp., 10.500%, 12/15/15, Callable 12/15/12 @ 105.25(b)	15	15
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	90	98
Ticketmaster Entertainment, Inc., 10.750%, 08/01/16, Callable 08/01/12 @ 105.38	10	11
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100	125	125
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	1,425	1,471
Veolia Environnement, 6.000%, 06/01/18	3,996	4,220
Xerox Corp., 5.500%, 05/15/12	2,435	2,573
Xerox Corp., 6.350%, 05/15/18	3,414	3,561

		18,535

Computers (1.0%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,611	1,708
Hewlett-Packard Co., 6.125%, 03/01/14	240	268
IBM Corp., 7.625%, 10/15/18	10,974	13,401
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	25	28

		15,405

Consumer Staples (1.2%)
Dole Food Co., 8.000%, 10/01/16, Callable 10/01/12 @ 104(b)	90	91
Kellogg Co., 4.250%, 03/06/13	2,827	2,964
Kimberly-Clark Corp., 7.500%, 11/01/18	1,769	2,140
Kroger Co. (The), 7.500%, 01/15/14	2,679	3,058
Procter & Gamble Co., 4.600%, 01/15/14	6,885	7,331
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	100	103
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	310	315
SUPERVALU, Inc., 8.000%, 05/01/16	455	462
Walgreen Co., 4.875%, 08/01/13	3,359	3,607

		20,071

Diversified Financial Services (8.0%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10(d)	195	189
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	145	131
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	155	125
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	135	93
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	1,800	1,250
Bank of America Corp., Ser K, 8.000%(e)	1,085	1,045
BP Capital Markets PLC, 5.250%, 11/07/13	10,143	11,048
Cemex Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(b)	100	105
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(d)	850	793
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	110	102
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	500	448
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	525	462
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	240	208
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	160	154
CME Group, Inc., 5.400%, 08/01/13	3,516	3,795
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
CME Group, Inc., 5.750%, 02/15/14	5,980	6,541
Credit Suisse (USA), Inc., 5.300%, 08/13/19	7,550	7,754
Ford Motor Credit Co. LLC, 7.800%, 06/01/12	100	101
Ford Motor Credit Co. LLC, 7.500%, 08/01/12	200	202
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	45	45
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	1,275	1,333
Fund American Cos., Inc., 5.875%, 05/15/13	3,259	3,252
Goldman Sachs Group, Inc., 6.150%, 04/01/18	343	367
Goldman Sachs Group, Inc., 7.500%, 02/15/19	2,304	2,686
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	1,833	2,005
Jefferies Group, Inc., 5.875%, 06/08/14	2,896	2,974
Jefferies Group, Inc., 8.500%, 07/15/19	6,770	7,400
JPMorgan Chase & Co., 6.300%, 04/23/19	8,086	8,895
Lazard Group LLC, 7.125%, 05/15/15	4,173	4,332
Lazard Group LLC, 6.850%, 06/15/17	614	618
LBG Capital No.1 PLC, Ser 002, 7.750%, 11/01/20(b)	110	89
Morgan Stanley, 7.300%, 05/13/19	10,294	11,559
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	6,724	7,270
NYSE Euronext, 4.800%, 06/28/13	4,314	4,526
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	6,518	7,033
Rio Tinto Finance (USA) Ltd., 6.500%, 07/15/18	5,761	6,328
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	365	374
TIAA Global Markets, 5.125%, 10/10/12(b)	4,965	5,350
UPC Germany GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(b)	350	354
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,868	4,418
Woodside Finance Ltd., 8.750%, 03/01/19(b)	10,438	12,689

		128,443

Diversified Minerals (0.0%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	290	321
Teck Cominco Ltd., 6.125%, 10/01/35	25	22

		343

Diversified Operations (0.6%)
Illinois Tool Works, Inc., 6.250%, 04/01/19	6,656	7,437
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94(b)	22	22
Leucadia National Corp., 8.125%, 09/15/15	1,620	1,652
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(b)	620	606
Reynolds Group, Inc. (The), 7.750%, 10/15/16, Callable 10/15/12 @ 103.88(b)	325	332

		10,049

Electric (3.2%)
AES Corp. (The), 7.750%, 03/01/14	300	305
AES Corp. (The), 9.750%, 04/15/16(b)	25	27
AES Corp. (The), 8.000%, 10/15/17	425	436
Alabama Power Co., 5.800%, 11/15/13	3,793	4,156
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	160	164
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	125	129
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(b)	1,060	1,018
CMS Energy Corp., 6.300%, 02/01/12	100	102
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	1,651	1,924
E.ON International Finance BV, 5.800%, 04/30/18(b)	7,887	8,471
Edison Mission Energy, 7.500%, 06/15/13	350	329
Enel Finance International, 5.700%, 01/15/13(b)	11,149	12,032
Enel Finance International, 6.800%, 09/15/37(b)	155	171
Exelon Generation Co. LLC, 6.200%, 10/01/17	4,214	4,517
Georgia Power Co., 6.000%, 11/01/13	2,373	2,638
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	115	118
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	5,098	5,350
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/10 @ 101.84	695	687
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	895	896
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	1,315	1,348
Pacific Gas & Electric Co., 8.250%, 10/15/18	1,180	1,441
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/10 @ 102.25	434	443
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	418	430
Southern California Edison Co., 5.750%, 03/15/14	4,428	4,896
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
United Maritime Group LLC/ Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88(b)	175	175

		52,203

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	124	124
Jabil Circuit, Inc., 7.750%, 07/15/16	105	110
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(b)	40	43

		277

Entertainment (0.1%)
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38(b)	310	317
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	485	509
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	165	174
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	300	302

		1,302

Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	60	65

Forest Products & Paper (0.0%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50(b)	90	93
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(b)	480	485
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)(d)	100	110

		688

Health Care (0.9%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	400	439
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	570	619
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	1,975	2,044
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	75	75
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75(b)	100	96
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	100	106
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	1,520	1,632
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	105	116
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	165	178
HCA, Inc., 7.875%, 02/15/20, Callable 08/15/14 @ 103.94(b)	275	286
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	465	456
Pfizer, Inc., 6.200%, 03/15/19	5,613	6,240
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	850	918
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	340	357
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	610	601

		14,163

Household Products/Wares (0.0%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31(b)	125	138

Industrials (0.0%)
Mohawk Industries, Inc., 6.625%, 01/15/16(c)	375	373

Insurance (0.9%)
Allstate Corp., 7.450%, 05/16/19	6,471	7,518
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100	235	155
Berkshire Hathaway, Inc., 4.600%, 05/15/13	3,835	4,050
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	75	53
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	150	144
ING Capital Funding Trust III, 8.416%(e)	320	275
ING Groep NV, 5.775%(e)	130	96
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	80	66
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	65	50
MetLife, Inc., Ser A, 6.817%, 08/15/18	1,796	2,000

		14,407

Lodging (0.2%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	435	451
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	175	183
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	60	63
MGM Mirage, Inc., 10.375%, 05/15/14(b)	795	863
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	10	11
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	90	87
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	70	75
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/10 @ 102.21(d)	140	135
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94(b)	660	668

		2,536

Machinery Diversified (0.0%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09(b)	55	56
Case New Holland, Inc., 7.750%, 09/01/13(b)	40	41
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	50	53
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	480	535

		685

Materials (1.1%)
Newmont Mining Corp., 5.125%, 10/01/19	15,859	15,866
Nucor Corp., 5.850%, 06/01/18	953	1,027
Steel Dynamics, Inc., 8.250%, 04/15/16, Callable 04/15/12 @ 103.88(b)(c)	385	401

		17,294

Media (1.2%)
Belo Corp., 8.000%, 11/15/16, Callable 11/15/13 @ 104	185	190
Cablevision Systems Corp., 8.625%, 09/15/17(b)	260	271
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	110	112
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	565	582
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	100	105
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	1,095	1,106
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(b)	125	128
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81(b)	170	178
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(b)	110	114
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	85	89
Thomson Reuters Corp., 5.950%, 07/15/13	798	874
Time Warner Cable, Inc., 8.250%, 02/14/14	4,349	5,083
Time Warner Cable, Inc., 5.850%, 05/01/17	8,017	8,423
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	100	106
Viacom, Inc., 6.125%, 10/05/17	1,106	1,193

		18,554

Metals (0.9%)
ArcelorMittal, 6.125%, 06/01/18	6,195	6,392
ArcelorMittal, 9.850%, 06/01/19	3,979	5,146
Barrick Gold Corp., 6.950%, 04/01/19	2,243	2,525
Edgen Murray Corp., 12.250%, 01/15/15, Callable 01/15/13 @ 106.12(b)	150	147

		14,210

Miscellaneous Manufacturer (1.0%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	78
General Electric Co., 5.000%, 02/01/13	4,428	4,685
General Electric Co., 5.250%, 12/06/17	2,716	2,775
Siemens Financierings NV, 5.750%, 10/17/16(b)	3,226	3,480
Wesfarmers Ltd., 6.998%, 04/10/13(b)	4,203	4,579

		15,597

Oil & Gas (2.5%)
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	195	199
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56(b)	180	180
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	175	186
Chesapeake Energy Corp., 9.500%, 02/15/15	390	428
Cie Generale De Geophysique, 9.500%, 05/15/16, Callable 05/15/13 @ 104.75(b)	115	123
Concho Resources, Inc., 8.625%, 10/01/17, Callable 10/01/13 @ 104.31	170	179
Continental Resources, Inc., 8.250%, 10/01/19, Callable 10/01/14 @ 104.13(b)	70	74
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	120	127
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	5,222	5,561
Forest Oil Corp., 8.500%, 02/15/14(b)	200	209
Halliburton Co., 6.150%, 09/15/19	4,062	4,536
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	70	74
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(b)	195	199
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	125	136
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	460	481
Pioneer Natural Resources Co., 6.650%, 03/15/17	200	197
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	200	205
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	60	62
Praxair, Inc., 1.750%, 11/15/12	10,959	10,853
Praxair, Inc., 4.625%, 03/30/15	4,467	4,751
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	125	128
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	300	295
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(b)	220	220
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	95	98
Transocean, Inc., 6.000%, 03/15/18	4,312	4,601
Weatherford International Ltd., 4.950%, 10/15/13	1,160	1,211
Weatherford International Ltd., 9.625%, 03/01/19	3,617	4,509
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	75	67
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	905	819

		40,708

Packaging & Containers (0.0%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	145	150
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(b)	25	26
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/10 @ 101.58	225	232
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	70	74
Greif, Inc., 7.750%, 08/01/19	85	87
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	60	66
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	35	38

		673

Pharmaceuticals (3.8%)
Abbott Laboratories, 5.600%, 11/30/17	6,987	7,588
AstraZeneca PLC, 5.900%, 09/15/17	11,212	12,458
Covidien International Finance SA, 6.000%, 10/15/17	4,124	4,457
Express Scripts, Inc., 5.250%, 06/15/12	5,418	5,757
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	4,835	5,215
Novartis Securities Investment Ltd., 5.125%, 02/10/19	3,449	3,623
Roche Holdings, Inc., 6.000%, 03/01/19(b)	14,360	15,780
Schering-Plough, 6.000%, 09/15/17	5,206	5,783
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	1,040	1,098
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	75	77

		61,836

Pipelines (2.5%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,819
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	185	187
Dynegy Holdings, Inc., 7.500%, 06/01/15	900	842
El Paso Corp., 7.875%, 06/15/12(d)	400	414
El Paso Corp., MTN, 8.250%, 02/15/16	300	320
El Paso Natural Gas, 5.950%, 04/15/17	843	868
Energy Transfer Partners LP, 6.700%, 07/01/18	6,146	6,581
Energy Transfer Partners LP, 9.000%, 04/15/19	3,371	4,018
Enterprise Products Operating LP, 5.250%, 01/31/20	8,322	8,232
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	690	711
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	110	117
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	3,473	3,838
Southern Natural Gas Co., 5.900%, 04/01/17(b)	568	583
TransCanada Pipelines Ltd., 7.125%, 01/15/19	4,064	4,752
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	1,074	1,144
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Williams Cos., Inc. (The), 8.750%, 01/15/20	3,352	3,999

		39,425

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	820	836

Real Estate Investment Trust (0.6%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(b)	85	86
FelCor Lodging LP, 10.000%, 10/01/14(b)	125	126
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	8,517	8,437
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)(d)	375	405
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/10 @ 101.19	180	183
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	40	40
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	55	53

		9,330

Retail (1.3%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	24	27
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	60	63
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	35	36
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	35	36
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	175	175
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	1,205	1,175
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(b)	140	143
Tesco PLC, 5.500%, 11/15/17(b)	4,344	4,572
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	195	214
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(b)	560	570
Wal-Mart Stores, Inc., 5.800%, 02/15/18	12,441	13,806

		20,817

Semiconductors (0.0%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(b)	60	60
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	380	404

		464

Software (0.5%)
Intuit, Inc., 5.750%, 03/15/17	833	863
JDA Software Group, Inc., 8.000%, 12/15/14, Callable 12/15/12 @ 104(b)	55	56
Oracle Corp., 5.750%, 04/15/18	5,906	6,385

		7,304

Telecommunication Services (4.1%)
AT&T, Inc., 4.950%, 01/15/13	4,233	4,516
AT&T, Inc., 5.100%, 09/15/14	4,380	4,711
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	4,985	5,309
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	4,884	5,300
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	345	350
Cisco Systems, Inc., 5.500%, 02/22/16	4,772	5,239
Cisco Systems, Inc., 4.450%, 01/15/20	3,166	3,106
Clearwire Communication LLC/Finance, Inc., 12.000%, 12/01/15, Callable 12/01/12 @ 106(b)	150	152
Comcast Corp., 4.950%, 06/15/16	2,336	2,399
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	130	130
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	25	27
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	285	305
Frontier Communications Corp., 8.250%, 05/01/14	105	109
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	470	484
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	505	554
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	95	97
Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @103.69(b)	150	153
Intelsat Jackson Holdings Ltd., 8.500%, 11/01/19, Callable 11/01/14 @ 104.25(b)	1,275	1,313
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	295	301
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	213	226
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	75	68
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 8/1/10 @ 100.92	1,320	1,284
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86	70	68
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44(b)	565	550
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	130	132
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	240	241
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(b)	745	765
Rogers Wireless, Inc., 7.500%, 03/15/15	1,602	1,871
SBA Telecommunications, Inc., 8.000%, 08/15/16, Callable 08/15/12 @ 106(b)	55	57
Sprint Capital Corp., 8.750%, 03/15/32	710	669
Verizon Communications, Inc., 5.250%, 04/15/13	3,727	4,010
Verizon Communications, Inc., 5.550%, 02/15/16	2,225	2,399
Verizon Communications, Inc., 8.750%, 11/01/18	7,920	9,892
Viasat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66(b)	670	690
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	49	51
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	1,075	1,106
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	160	172
Vodafone Group PLC, 5.500%, 06/15/11	4,538	4,786
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	300	321
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	365	399
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)	1,595	1,571
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	115	117
Windstream Corp., 7.875%, 11/01/17(b)	280	277

		66,277

Transportation (1.2%)
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	45	47
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106(b)	90	94
Paccar, Inc., 6.375%, 02/15/12	3,550	3,847
RailAmerica, Inc., 9.250%, 07/01/17, Calllable 07/01/13 @ 104.63	472	502
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	25	26
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	15	15
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	15	15
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	180	208
Union Pacific Corp., 7.875%, 01/15/19	11,472	13,881

		18,635

Total Corporate Bonds		678,161

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	195	180
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	120	119

Total Convertible Corporate Bonds		299

U.S. Government Agency Mortgages (1.0%)
Fannie Mae (0.0%)
5.725%, 03/01/12	193	205
6.260%, 05/01/12	294	316

		521

Ginnie Mae (1.0%)
6.357%, 04/20/58	2,445	2,634
5.467%, 03/20/59	3,005	3,186
5.500%, 08/20/59	4,010	4,256
5.500%, 08/20/59	5,309	5,635

		15,711

Total U.S. Government Agency Mortgages		16,232

U.S. Treasury Obligations (49.7%)
U.S. Treasury Notes (49.7%)
2.125%, 04/30/10	142,953	143,874
2.875%, 06/30/10	152,834	154,834
1.375%, 03/15/12	34,347	34,425
3.125%, 09/30/13	280,991	292,033
2.375%, 08/31/14	23,300	23,129
3.750%, 11/15/18	111,426	111,417
3.375%, 11/15/19	39,781	38,265
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
		797,977

Total U.S. Treasury Obligations		797,977

Short-Term Investment (0.1%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	1,741	1,741

Total Short-Term Investment		1,741

Money Market Fund (4.3%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	68,967,919	68,968

Total Money Market Fund		68,968

Total Investments (Cost $1,556,831) — 99.4%		1,597,267
Other assets in excess of liabilities — 0.6%		9,124

Net Assets — 100.0%		$1,606,391

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.2% of net assets as of December 31, 2009.

(c)	Step bond. The rate shown is the rate in effect as of December 31, 2009.

(d)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $1,699.

(e)	Perpetual maturity.

(f)	Affiliate investment.

(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

MTN	Medium Term Note

PIK	Payment in-kind
Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Citigroup, Inc. CDX Indicies	Credit Suisse First Boston	8,525	1.000	03/20/15	275
Emerging Markets CDX Indices, Series 12	JPMorgan	10,325	5.000	12/20/14	(1,089)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	1,413	5.000	12/20/14	(149)
Emerging Markets CDX Indices, Series 12	Morgan Stanley	14,710	5.000	12/20/14	(1,552)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	23,190	5.000	12/20/14	(2,447)
Kingdom of Spain CDX Indices	Morgan Stanley	3,000	1.000	03/20/15	21
Kingdom of Sweden CDX Indices	Barclays Bank PLC	1,040	0.250	09/20/14	12
Kingdom of Sweden CDX Indices	Barclays Bank PLC	1,057	1.000	09/20/14	(23)
Kingdom of Sweden CDX Indices	Barclays Bank PLC	950	1.000	09/20/14	(21)
Republic of Austria CDX Indices	Barclays Bank PLC	1,040	1.000	09/20/14	(9)
Republic of Austria CDX Indices	Barclays Bank PLC	470	1.000	09/20/14	(4)
Republic of Portugal CDX Indices	Deutsche Bank	2,925	1.000	03/20/15	(11)

					(4,997)

At December 31, 2009, liquid assets totaling $20,045, in thousands, have been designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2009.
At December 31, 2009, the Fund’s forward foreign currency contracts were as follows:

					Unrealized
		Contract Amount in	Contract Value in		Appreciation/
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Short:
British Pound	01/15/10	407	668	657	11
Canadian Dollar	02/02/10	445	412	425	(13)
Canadian Dollar	03/01/10	447	422	427	(5)
Chilean Peso	03/22/10	197,125	395	390	5
Chilean Peso	03/22/10	377,131	752	747	5
Colombian Peso	01/29/10	1,944,108	948	951	(3)
Czech Republic Koruna	03/22/10	7,692	417	419	(2)
Euro	02/09/10	21,348	31,714	30,599	1,115
Euro	02/09/10	2,719	4,031	3,898	133
Euro	02/09/10	2,691	4,025	3,858	167
Euro	02/09/10	2,690	4,026	3,855	171
Euro	03/22/10	3,552	5,092	5,091	1
Hungarian Forint	01/08/10	111,093	603	591	12
Japanese Yen	01/05/10	3,201,158	35,727	34,377	1,350
Japanese Yen	01/05/10	899,275	10,030	9,657	373
Japanese Yen	03/08/10	111,636	1,242	1,199	43
Japanese Yen	03/24/10	313,563	3,451	3,369	82
Japanese Yen	03/24/10	4,107,398	45,200	44,128	1,072
Mexican Nuevo Peso	03/08/10	8,490	665	644	21
New Zealand Dollar	03/02/10	382	272	276	(4)
New Zealand Dollar	03/11/10	387	274	280	(6)
Russian Rouble	01/13/10	13,886	460	457	3
Swedish Krona	03/22/10	7,746	1,067	1,083	(16)

Total Short Contracts			$151,893	$147,378	$4,515

					Unrealized
		Contract Amount in	Contract Value in	Market	Appreciation/
Currency	Delivery Date	Local Currency	USD($)	Value($)	(Depreciation)($)
Long:
British Pound	01/15/10	407	672	657	(15)
Canadian Dollar	02/02/10	445	411	425	14
Japanese Yen	01/05/10	4,100,433	45,106	44,034	(1,072)
Mexican Nuevo Peso	03/08/10	8,490	672	644	(28)
New Zealand Dollar	03/02/10	382	272	276	4

Total Long Contracts			$47,133	$46,036	$(1,097)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Security (0.1%)
Home Equity ABS (0.1%)
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	710	634

Total Asset-Backed Security		634

Collateralized Mortgage Obligations (2.7%)
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38	594	582
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	4,228	4,343
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.820%, 01/10/38	593	602
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	965	1,000
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26	1,108	1,137
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.474%, 11/15/30(a)	555	560
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 6.992%, 03/15/30(a)	1,931	2,129
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A6A, 5.110%, 07/15/42	1,434	1,434

Total Collateralized Mortgage Obligations		11,787

Corporate Bonds (56.7%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	100	103
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	45	50
Lamar Media Corp., 9.750%, 04/01/14	90	99

		252

Aerospace/Defense (1.4%)
Boeing Co. (The), 5.125%, 02/15/13	1,419	1,517
General Dynamics Corp., 5.250%, 02/01/14	1,093	1,189
Spirit AeroSystems Holdings, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75(b)	60	59
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104(b)	30	30
United Technologies Corp., 6.125%, 02/01/19	2,956	3,267

		6,062

Airlines (0.1%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	105	107
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	125	125

		232

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	30	32

Auto Parts & Equipment (0.1%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	25	27
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(b)	55	56
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	85	94
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	50	51
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(b)	60	62

		290

Banks (1.7%)
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	1,848	1,990
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	814	860
Barclays Bank PLC, 2.500%, 01/23/13	1,384	1,382
Barrick International Bank Corp., 6.350%, 10/15/36(b)	873	898
Northern Trust Corp., 5.200%, 11/09/12	2,158	2,344

		7,474

Beverages (1.9%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12(b)	2,019	2,027
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	1,249	1,579
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	95	95
Diageo Capital PLC, 5.200%, 01/30/13	943	1,010
PepsiCo, Inc., 7.900%, 11/01/18	1,438	1,765
SABMiller PLC, 6.200%, 07/01/11(b)	1,853	1,961

		8,437

Building (0.0%)
KB Home, 9.100%, 09/15/17	40	42
Owens Corning, Inc., 9.000%, 06/15/19	55	61
Pulte Homes, Inc., 5.250%, 01/15/14	75	74

		177

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	45	48
USG Corp., 7.750%, 01/15/18(c)	20	21

		69

Chemicals (0.7%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	967	1,003
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	45	46
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,537	1,656
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	35	35
Huntsman International LLC, 5.500%, 06/30/16(b)	35	31
Nalco Co., 8.250%, 05/15/17(b)	45	48
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31(b)	30	31
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	30	31
Terra Capital, Inc., 7.750%, 11/01/19, Callable 11/01/14 @ 103.88(b)	50	54

		2,935

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	40	42

Commercial Services (1.7%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,225	1,284
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,148	1,170
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88(b)	80	79
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	360	368
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(b)	30	31
Norcraft Cos. LP/Finance Corp., 10.500%, 12/15/15, Callable 12/15/12 @ 105.25(b)	6	6
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	35	38
Ticketmaster Entertainment, Inc., 10.750%, 08/01/16, Callable 08/01/12 @ 105.38	4	4
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100	100	100
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	365	377
Veolia Environnement, 6.000%, 06/01/18	1,582	1,670
Xerox Corp., 5.500%, 05/15/12	908	960
Xerox Corp., 6.350%, 05/15/18	1,417	1,478

		7,565

Computers (1.2%)
Hewlett-Packard Co., 4.500%, 03/01/13	804	852
IBM Corp., 7.625%, 10/15/18	3,740	4,567
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	15	17

		5,436

Consumer Staples (1.6%)
Dole Food Co., 8.000%, 10/01/16, Callable 10/01/12 @ 104(b)	40	41
Kellogg Co., 4.250%, 03/06/13	1,190	1,247
Kimberly-Clark Corp., 7.500%, 11/01/18	629	761
Kroger Co. (The), 7.500%, 01/15/14	831	948
Procter & Gamble Co., 4.600%, 01/15/14	2,468	2,628
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	40	41
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	135	137
SUPERVALU, Inc., 8.000%, 05/01/16	85	86
Walgreen Co., 4.875%, 08/01/13	1,200	1,289

		7,178

Diversified Financial Services (9.0%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	75	73
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	75	68
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	125	101
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	55	38
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	300	208
Bank of America Corp., Ser K, 8.000%(d)	170	164
BP Capital Markets PLC, 5.250%, 11/07/13	3,453	3,761
Cemex Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(b)	100	105
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(e)	140	131
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	50	46
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	140	125
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	185	163
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	105	91
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	70	67
CME Group, Inc., 5.400%, 08/01/13	1,648	1,779
CME Group, Inc., 5.750%, 02/15/14	1,478	1,617
Credit Suisse (USA), Inc., 5.300%, 08/13/19	1,949	2,002
Ford Motor Credit Co. LLC, 7.800%, 06/01/12	100	101
Ford Motor Credit Co. LLC, 7.500%, 08/01/12	100	101
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	15	15
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	225	235
Fund American Cos., Inc., 5.875%, 05/15/13	2,245	2,240
Goldman Sachs Group, Inc., 7.500%, 02/15/19	1,061	1,237
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	517	565
Jefferies Group, Inc., 8.500%, 07/15/19	2,107	2,303
JPMorgan Chase & Co., 6.300%, 04/23/19	2,928	3,221
Lazard Group LLC, 7.125%, 05/15/15	2,326	2,415
Morgan Stanley, 7.300%, 05/13/19	2,411	2,707
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	2,175	2,352
NYSE Euronext, 4.800%, 06/28/13	1,863	1,955
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,101	1,188
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	1,873	2,120
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	155	159
TIAA Global Markets, 5.125%, 10/10/12(b)	1,515	1,633
UPC Germany GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(b)	100	101
Woodside Finance Ltd., 8.750%, 03/01/19(b)	3,558	4,324

		39,511

Diversified Minerals (0.0%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	125	138
Teck Cominco Ltd., 6.125%, 10/01/35	10	9

		147

Diversified Operations (0.8%)
Illinois Tool Works, Inc., 6.250%, 04/01/19	2,320	2,592
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94(b)	9	9
Leucadia National Corp., 8.125%, 09/15/15	430	439
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(b)	170	166
Reynolds Group, Inc. (The), 7.750%, 10/15/16, Callable 10/15/12 @ 103.88(b)	150	153

		3,359

Electric (4.8%)
AES Corp. (The), 7.750%, 03/01/14	125	127
AES Corp. (The), 9.750%, 04/15/16(b)	15	16
AES Corp. (The), 8.000%, 10/15/17	110	113
Alabama Power Co., 5.800%, 11/15/13	1,594	1,747
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	70	72
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	50	52
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(b)	285	274
CMS Energy Corp., 6.300%, 02/01/12	45	46
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	561	654
E.ON International Finance BV, 5.800%, 04/30/18(b)	3,659	3,929
Edison Mission Energy, 7.500%, 06/15/13	150	141
Enel Finance International, 6.800%, 09/15/37(b)	1,597	1,766
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,441	1,545
Georgia Power Co., 6.000%, 11/01/13	815	906
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	50	51
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,303	1,335
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/10 @ 101.84	215	213
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	380	380
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	240	246
Pacific Gas & Electric Co., 8.250%, 10/15/18	403	492
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,411	1,473
Public Service Colorado, Ser 17, 6.250%, 09/01/37	780	852
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/10 @ 102.25	186	190
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	88	90
Southern California Edison Co., 5.750%, 03/15/14	1,664	1,840
United Maritime Group LLC/ Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88(b)	45	45
Virginia Electric & Power Co., 8.875%, 11/15/38	1,087	1,534
Wisconsin Power & Light Co., 6.375%, 08/15/37	793	845

		20,974

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	53	53
Jabil Circuit, Inc., 7.750%, 07/15/16	40	42
Jabil Circuit, Inc., 8.250%, 03/15/18	50	54
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(b)	10	11

		160

Entertainment (0.1%)
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38(b)	105	107
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	155	163
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	70	74
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	130	131

		475

Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	25	27

Forest Products & Paper (0.0%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50(b)	35	36
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(b)	120	121
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)(e)	40	44

		201

Health Care (0.9%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	75	82
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	165	179
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	555	574
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	70	74
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	325	349
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	40	44
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	70	75
HCA, Inc., 7.875%, 02/15/20, Callable 08/15/14 @ 103.94(b)	115	120
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	140	137
Pfizer, Inc., 6.200%, 03/15/19	1,765	1,962
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	240	259
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	60	63
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	170	167

		4,085

Household Products/Wares (0.0%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31(b)	50	55

Industrials (0.0%)
Mohawk Industries, Inc., 6.625%, 01/15/16(c)	125	124

Insurance (1.5%)
Allstate Corp., 7.450%, 05/16/19	2,133	2,478
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100	100	66
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,800	1,901
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	35	25
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	65	62
ING Capital Funding Trust III, 8.416%(d)	80	69
ING Groep NV, 5.775%(d)	55	41
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	35	29
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	25	19
MetLife, Inc., Ser A, 6.817%, 08/15/18	649	723
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	1,170	1,209

		6,622

Lodging (0.2%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	90	93
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	70	73
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	25	26
MGM Mirage, Inc., 10.375%, 05/15/14(b)	240	260
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	10	11
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	40	39
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	30	32
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/10 @ 102.21(e)	60	58
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94(b)	160	162

		754

Machinery Diversified (0.1%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09(b)	25	26
Case New Holland, Inc., 7.750%, 09/01/13(b)	20	20
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	20	21
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	135	151

		218

Materials (1.2%)
Newmont Mining Corp., 6.250%, 10/01/39	5,047	5,053
Nucor Corp., 5.850%, 06/01/18	321	346
Steel Dynamics, Inc., 8.250%, 04/15/16, Callable 04/15/12 @ 103.88(b)(c)	80	83

		5,482

Media (1.7%)
Belo Corp., 8.000%, 11/15/16, Callable 11/15/13 @ 104	80	82
Cablevision Systems Corp., 8.625%, 09/15/17(b)	110	115
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	30	31
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	155	160
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	85	89
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	305	308
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(b)	55	56
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81(b)	70	73
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(b)	45	47
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	35	37
Thomson Reuters Corp., 5.950%, 07/15/13	403	441
Time Warner Cable, Inc., 8.250%, 02/14/14	1,690	1,975
Time Warner Cable, Inc., 5.850%, 05/01/17	3,560	3,740
Viacom, Inc., 6.125%, 10/05/17	325	351

		7,505

Metals (1.0%)
ArcelorMittal, 6.125%, 06/01/18	1,895	1,955
ArcelorMittal, 9.850%, 06/01/19	1,319	1,706
Barrick Gold Corp., 6.950%, 04/01/19	627	706
Edgen Murray Corp., 12.250%, 01/15/15, Callable 01/15/13 @ 106.12(b)	40	39

		4,406

Miscellaneous Manufacturer (1.9%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	78
General Electric Co., 5.000%, 02/01/13	3,672	3,885
General Electric Co., 5.250%, 12/06/17	1,107	1,131
Siemens Financierings NV, 6.125%, 08/17/26(b)	1,006	1,066
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,917	2,088

		8,248

Oil & Gas (4.8%)
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	80	82
Apache Corp., 6.000%, 01/15/37	823	876
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56(b)	40	40
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	75	80
Chesapeake Energy Corp., 9.500%, 02/15/15	80	88
Concho Resources, Inc., 8.625%, 10/01/17, Callable 10/01/13 @ 104.31	70	74
ConocoPhillips, 6.500%, 02/01/39	1,610	1,787
Continental Resources, Inc., 8.250%, 10/01/19, Callable 10/01/14 @ 104.13(b)	30	32
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	50	53
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	993	922
Forest Oil Corp., 8.500%, 02/15/14(b)	85	89
Halliburton Co., 6.150%, 09/15/19	1,155	1,290
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	30	32
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(b)	80	82
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	50	55
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	135	141
Pioneer Natural Resources Co., 6.650%, 03/15/17	85	84
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	85	87
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	25	26
Praxair, Inc., 1.750%, 11/15/12	3,455	3,422
Praxair, Inc., 4.625%, 03/30/15	2,311	2,458
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	50	51
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	130	128
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(b)	95	95
Shell International Finance BV, 6.375%, 12/15/38	4,002	4,511
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	40	41
Transocean, Inc., 6.000%, 03/15/18	599	639
Transocean, Inc., 6.800%, 03/15/38	1,284	1,436
Weatherford International Ltd., 9.625%, 03/01/19	1,280	1,596
Weatherford International Ltd., 6.500%, 08/01/36	916	875
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	25	22
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	100	91

		21,285

Packaging & Containers (0.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	60	62
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(b)	15	16
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/10 @ 101.58	95	98
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	30	32
Greif, Inc., 7.750%, 08/01/19	35	36
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	25	28
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	15	16

		288

Pharmaceuticals (4.1%)
Abbott Laboratories, 5.600%, 11/30/17	2,955	3,209
AstraZeneca PLC, 6.450%, 09/15/37	2,430	2,737
Covidien International Finance SA, 6.000%, 10/15/17	1,760	1,902
Express Scripts, Inc., 5.250%, 06/15/12	1,850	1,966
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,975	2,130
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,112	1,168
Roche Holdings, Inc., 7.000%, 03/01/39(b)	2,601	3,146
Schering-Plough Corp., 6.550%, 09/15/37	1,184	1,345
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	613	633
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	30	31

		18,267

Pipelines (3.3%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,191	1,342
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	80	81
Dynegy Holdings, Inc., 7.500%, 06/01/15	290	271
El Paso Corp., 7.875%, 06/15/12(e)	170	176
El Paso Natural Gas, 5.950%, 04/15/17	650	670
Energy Transfer Partners LP, 9.000%, 04/15/19	1,884	2,246
Energy Transfer Partners LP, 7.500%, 07/01/38	1,114	1,221
Enterprise Products Operating LP, 5.250%, 01/31/20	2,593	2,564
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	185	191
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	45	48
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,316	1,454
Southern Natural Gas Co., 5.900%, 04/01/17(b)	445	457
TransCanada Pipelines, 7.625%, 01/15/39	1,562	1,924
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	460	490
Williams Cos., Inc. (The), 8.750%, 01/15/20	1,087	1,297

		14,432

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	230	235

Real Estate Investment Trust (0.7%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(b)	35	36
FelCor Lodging LP, 10.000%, 10/01/14(b)	50	50
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,656	2,631
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)(e)	115	124
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/10 @ 101.19	75	76
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	15	15
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	20	19

		2,951

Retail (1.9%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	13	14
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	25	26
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	15	15
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	15	15
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	70	70
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	95	93
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(b)	55	56
Tesco PLC, 5.500%, 11/15/17(b)	2,060	2,168
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	85	93
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(b)	165	168
Wal-Mart Stores, Inc., 5.250%, 09/01/35	492	484
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,540	5,166

		8,368

Semiconductors (0.0%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(b)	25	25
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	140	149

		174

Software (1.1%)
Cisco Systems, Inc., 5.500%, 01/15/40	2,281	2,181
Intuit, Inc., 5.750%, 03/15/17	373	386
JDA Software Group, Inc., 8.000%, 12/15/14, Callable 12/15/12 @ 104(b)	25	26
Oracle Corp., 5.750%, 04/15/18	2,178	2,355

		4,948

Telecommunication Services (5.3%)
AT&T, Inc., 4.950%, 01/15/13	1,738	1,854
AT&T, Inc., 5.100%, 09/15/14	1,548	1,665
AT&T, Inc., 6.450%, 06/15/34	947	966
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,569	1,671
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,714	1,860
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	60	61
Cisco Systems, Inc., 5.500%, 02/22/16	1,913	2,100
Clearwire Communication LLC/Finance, Inc., 12.000%, 12/01/15, Callable 12/01/12 @ 106(b)	60	61
Comcast Corp., 6.450%, 03/15/37	856	883
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	55	55
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	15	16
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	120	128
Frontier Communications Corp., 8.250%, 05/01/14	45	47
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	130	134
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	160	176
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	40	41
Intelsat Jackson Holdings Ltd., 8.500%, 11/01/19, Callable 11/01/14 @ 104.25(b)	325	335
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	125	128
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	111	118
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	30	27
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 8/1/10 @ 100.92	295	287
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86	30	29
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44(b)	150	146
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	55	56
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	100	101
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(b)	135	139
Rogers Wireless, Inc., 7.500%, 03/15/15	890	1,040
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
SBA Telecommunications, Inc., 8.000%, 08/15/16, Callable 08/15/12 @ 106(b)	20	21
Sprint Capital Corp., 8.750%, 03/15/32	220	207
Sprint Nextel Corp., 8.375%, 08/15/17	75	77
Verizon Communications, Inc., 5.250%, 04/15/13	1,266	1,365
Verizon Communications, Inc., 5.550%, 02/15/16	1,337	1,441
Verizon Communications, Inc., 8.950%, 03/01/39	1,507	2,038
Viasat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66(b)	190	196
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	20	21
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	225	231
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	100	107
Vodafone Group PLC, 5.500%, 06/15/11	2,464	2,599
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	125	134
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	155	169
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)	305	300
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	50	51
Windstream Corp., 7.875%, 11/01/17(b)	60	59

		23,140

Transportation (1.6%)
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	15	16
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106(b)	35	36
Paccar, Inc., 6.375%, 02/15/12	1,752	1,899
RailAmerica, Inc., 9.250%, 07/01/17, Calllable 07/01/13 @ 104.63	103	110
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	10	10
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	5	5
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	5	5
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	80	93
Union Pacific Corp., 7.875%, 01/15/19	3,921	4,744

		6,918

Total Corporate Bonds		249,538

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	80	74
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	50	49

Total Convertible Corporate Bonds		123

U.S. Government Agency Mortgages (1.3%)
Ginnie Mae (1.3%)
7.000%, 04/15/13	71	76
7.000%, 08/15/14	65	70
7.000%, 05/15/31	42	47
6.357%, 04/20/58	903	973
5.467%, 03/20/59	1,153	1,223
5.500%, 08/20/59	1,314	1,395
5.500%, 08/20/59	1,695	1,798

Total U.S. Government Agency Mortgages		5,582

U.S. Treasury Obligations (33.6%)
U.S. Treasury Bonds (3.6%)
6.875%, 08/15/25	11,025	13,993
4.500%, 08/15/39	1,604	1,568

		15,561

U.S. Treasury Notes (30.0%)
2.125%, 04/30/10	32,902	33,114
2.875%, 06/30/10	29,576	29,963
1.375%, 03/15/12	281	282
3.125%, 09/30/13	30,022	31,202
3.750%, 11/15/18	25,576	25,574
3.375%, 11/15/19	12,610	12,129
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
		132,264

Total U.S. Treasury Obligations		147,825

Short-Term Investment (0.1%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	502	502

Total Short-Term Investment		502

Money Market Fund (4.4%)
RidgeWorth Institutional Cash Management Money Market Fund(g)	19,419,316	19,419

Total Money Market Fund		19,419

Total Investments (Cost $414,391) — 98.9%		435,410
Other assets in excess of liabilities — 1.1%		4,947

Net Assets — 100.0%		$440,357

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.2% of net assets as of December 31, 2009.

(c)	Step bond. The rate shown is the rate in effect as of December 31, 2009.

(d)	Perpetual maturity.

(e)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $491.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(g)	Affiliate investment.

MTN	Medium Term Note

PIK	Payment in-kind
Credit Default Swap Agreements — Buy Protection

		Notional	Fixed Rate	Expiration
Underlying Instrument	Counterparty	Amount($)	(%)	Date	Value($)
Citigroup, Inc. CDX Indicies	Credit Suisse First Bostion	2,330	1.000	03/20/15	75
Emerging Markets CDX Indices, Series 12	JPMorgan	4,270	5.000	12/20/14	(450)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	422	5.000	12/20/14	(45)
Emerging Markets CDX Indices, Series 12	Morgan Stanley	1,270	5.000	12/20/14	(134)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	9,290	5.000	12/20/14	(980)
Kingdom of Spain CDX Indicies	Morgan Stanley	895	1.000	03/20/15	6
Kingdom of Sweden CDX Indices	Barclays Bank PLC	455	0.250	09/20/14	5
Kingdom of Sweden CDX Indices	Barclays Bank PLC	459	1.000	09/20/14	(10)
Republic of Austria CDX Indices	Barclays Bank PLC	455	1.000	09/20/14	(4)
Republic of Portugal CDX Indices	Deutsche Bank	875	1.000	03/20/15	(3)

					(1,540)

At December 31, 2009, liquid assets totaling $6,771, in thousands, have been designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2009.
At December 31, 2009, the Fund’s forward foreign currency contracts were as follows:

					Unrealized
		Contract Amount in	Contract Value in		Appreciation/
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Short:
British Pound	01/15/10	122	200	197	3
Canadian Dollar	02/02/10	134	124	128	(4)
Canadian Dollar	03/01/10	134	127	128	(1)
Chilean Peso	03/22/10	58,950	118	117	1
Chilean Peso	03/22/10	112,781	225	223	2
Colombian Peso	01/29/10	581,537	284	285	(1)
Czech Republic Koruna	03/22/10	2,300	125	126	(1)
Euro	02/09/10	6,177	9,176	8,853	323
Euro	02/09/10	776	1,150	1,112	38
Euro	02/09/10	770	1,151	1,103	48
Euro	02/09/10	762	1,141	1,093	48
Euro	03/22/10	1,062	1,523	1,523	—
Hungarian Forint	01/08/10	33,221	180	176	4
Japanese Yen	01/05/10	1,266,130	14,131	13,597	534
Japanese Yen	03/08/10	33,385	371	358	13
Japanese Yen	03/24/10	86,185	948	925	23
Japanese Yen	03/24/10	1,128,944	12,423	12,128	295
Mexican Nuevo Peso	03/08/10	2,540	199	193	6
New Zealand Dollar	03/02/10	114	81	82	(1)
New Zealand Dollar	03/11/10	114	81	83	(2)
Russian Rouble	01/13/10	4,153	138	137	1
Swedish Krona	03/22/10	2,316	319	324	(5)

Total Short Contracts			$44,215	$42,891	$1,324

					Unrealized
		Contract Amount in	Contract Value in		Appreciation/
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Long:
British Pound	01/15/10	122	201	197	(4)
Canadian Dollar	02/02/10	134	124	128	4
Japanese Yen	01/05/10	1,266,130	13,928	13,597	(331)
Mexican Nuevo Peso	03/08/10	2,540	201	193	(8)
New Zealand Dollar	03/02/10	114	81	82	1

Total Long Contracts			$14,535	$14,197	$(338)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (93.4%)
Alabama (3.1%)
Auburn University, RB, 5.000%, 06/01/25, Callable 06/01/20 @ 100	5,000	5,425
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, NATL-RE	4,060	4,326
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Callable 06/01/19 @ 100, AGM	9,000	9,569
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,660
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,119
Mobile, Ser A, GO, 5.000%, 02/15/27, Callable 02/15/19 @ 100	7,000	7,259

		32,358

Alaska (4.4%)
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Callable 09/01/19 @ 100, AGM	18,000	20,346
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Callable 09/01/19 @ 100, AGM	15,000	17,294
Matanuska-Susitna Boro Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, AGM	7,250	8,131

		45,771

California (9.7%)
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500	3,985
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500	7,326
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,500	6,157
California State Economic Recovery, Ser A, GO, 5.000%, 07/01/18	7,500	8,044
California State Public Works Board Lease, Ser I-1, RB, 6.625%, 11/01/34, Callable 11/01/19 @ 100	15,000	15,485
California State, GO, 6.500%, 04/01/33, Callable 04/01/19 @ 100	24,500	26,439
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, NATL-RE	1,000	1,148
Los Angeles California Community College District, Ser A, GO, 6.000%, 08/01/33, Callable 08/01/19 @ 100	10,000	11,132
Los Angeles California Wastewater System, Ser A, RB, 5.750%, 06/01/34, Callable 06/01/19 @ 100	5,000	5,520
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	1,020	1,217
University of California, Ser O, RB, 5.750%, 05/15/27, Callable 05/15/19 @ 100	3,000	3,439
University of California, Ser O, RB, 5.750%, 05/15/28, Callable 05/15/19 @ 100	10,000	11,403

		101,295

Colorado (2.1%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC/AGM-CR	5,000	5,286
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC/MBIA-RE	2,540	3,050
Health Facilities Authority, Catholic Health Initiatives, Ser B, RB, 5.000%, 07/01/39, Mandatory Put 11/08/12 @ 100	3,000	3,223
Health Facilities Authority, Catholic Health Initiatives, Ser B, RB, 5.000%, 07/01/39, Mandatory Put 11/11/14 @ 100	2,000	2,179
Pueblo County School District No. 60, GO, 5.000%, 12/15/18, State Aid Withholding	3,000	3,387
Pueblo County School District No. 60, GO, 5.000%, 12/15/21, State Aid Withholding	4,550	5,142

		22,267

Connecticut (4.0%)
Connecticut State Economic Recovery, Ser A, GO, 5.000%, 01/01/15	15,000	17,208
Connecticut State Economic Recovery, Ser D, GO, 5.000%, 01/01/14	5,000	5,681
Connecticut State Health & Educational Facilities Authority, Ascension Health Credit Group, Ser B, RB, 3.500%, 11/15/29, Mandatory Put 02/01/12 @ 100	1,445	1,487
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Connecticut State Special Tax Obligation, Transport Infrastructure, Ser B, RB, 5.000%, 12/01/14	15,000	16,996

		41,372

District of Columbia (0.9%)
District of Columbia, Income Tax, Ser A, RB, 5.500%, 12/01/30, Callable 12/01/19 @ 100	8,000	8,898

Florida (8.7%)
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000	1,081
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, NATL-RE/FGIC	1,000	1,081
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, AGM	5,000	5,480
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,229
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC/MBIA-RE	2,130	2,325
Florida State Board of Education, Capital Outlay, Public Education Project, Ser C, GO, 5.000%, 06/01/16	9,065	10,369
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,272
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, NATL-RE/FGIC	3,500	3,853
Florida State Department of Transportation, GO, 5.000%, 07/01/18, Callable 07/01/12 @ 101	3,090	3,370
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 06/01/12 @ 101, NATL-RE/FGIC	2,130	2,158
Greater Orlando Aviation Authority, Orlando Airport Facilities, Ser A, RB, AMT, 6.000%, 10/01/17	9,060	10,094
Highlands County Health Facilities Authority, Adventist Health, Ser B, RB, 6.000%, 11/15/37, Callable 11/15/19 @ 100	8,500	8,781
Jacksonville, Ser B-1A, RB, 5.000%, 10/01/21, Callable 10/01/19 @ 100	2,640	2,853
Jacksonville, Ser B-1A, RB, 5.000%, 10/01/25, Callable 10/01/19 @ 100	4,250	4,492
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, AGM	1,000	1,068
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,152
Miami-Dade County Water & Sewer, Ser C, RB, 5.000%, 10/01/12, BHAC	2,535	2,796
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.000%, 07/01/23, Callable 07/01/18 @ 100	2,000	2,281
Miami-Dade County, Building Better Communities Program, Ser B, GO, 6.125%, 07/01/25, Callable 07/01/18 @ 100	3,000	3,416
Orlando Utilities Commission, RB, 5.250%, 10/01/19, Callable 10/01/11 @ 101	2,500	2,667
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 100, FGIC	3,000	3,123
Palm Beach County Solid Waste Authority, RB, 5.500%, 10/01/22, Callable 10/01/19 @ 100, BHAC	9,000	10,185
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, AGM	2,000	2,207
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,776

		90,109

Georgia (6.6%)
Carroll County, GO, 4.500%, 07/01/10, AGM	2,500	2,553
De Kalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29, Callable 11/15/19 @ 100	3,000	3,014
Georgia State Finance & Investment Commission, Ser E, GO, 5.000%, 07/01/18	10,000	11,703
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,255
Georgia State, Ser I, GO, 5.000%, 07/01/17	11,500	13,452
Georgia State, Ser I, GO, 5.000%, 07/01/20	30,550	35,973

		68,950

Illinois (5.1%)
Grundy, Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, AGM	8,600	9,818
Illinois State Sales Tax, First Ser, RB, 5.000%, 06/15/22, Callable 06/15/13 @ 100	13,975	14,883
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 06/15/10 @ 100	3,390	3,402
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, AGM	6,400	6,906
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, AGM	7,460	8,136
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, AGM	2,500	2,706
Illinois State, Ser B, RB, 5.000%, 06/15/18	3,000	3,289
Illinois State, Ser B, RB, 5.250%, 06/15/34, Callable 06/15/19 @ 100	1,500	1,557
University of Illinois, Auxiliary Facilities System, Ser A, RB, 5.750%, 04/01/38, Callable 04/01/19 @ 100	2,000	2,173

		52,870

Iowa (0.5%)
Iowa Finance Authority Health Facilities, Central Iowa Health System, Ser F, RB, 5.000%, 08/15/39, Mandatory Put 08/15/12 @ 100(a)	4,500	4,803

Kansas (2.7%)
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38, Callable 11/15/19 @ 100	22,450	23,148
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/22, Callable 11/15/17 @ 100	2,000	2,055
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Ser D, RB, 5.000%, 11/15/24, Callable @ 11/15/17 @ 100	2,750	2,796

		27,999

Kentucky (0.4%)
Louisville & Jefferson County Regional Airport Authority System, Ser C, RB, 5.500%, 07/01/15, Callable 07/01/13 @ 100, AGM	3,625	3,862

Maryland (5.4%)
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,964
Maryland State & Local Facilities, Ser C, GO, 5.000%, 11/01/17	15,000	17,577
Maryland State & Local Facilities, Ser C, GO, 5.000%, 11/01/18	15,000	17,579
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500	5,095
Northeast Waste Disposal Authority, Solid Waste, RB, 5.500%, 04/01/16, Callable 04/01/13 @ 100, AMBAC, AMT	7,500	7,857

		56,072

Massachusetts (0.7%)
Massachusetts State Development Finance Agency, Boston University, Ser V-1, RB, 5.000%, 10/01/29, Callable 10/01/19 @ 100	1,900	1,928
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	5,852

		7,780

Michigan (0.8%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC/AGC-ICC	2,500	2,573
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100	2,000	2,098
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,606

		8,277

Missouri (0.7%)
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20, Callable 05/01/17 @ 100	6,500	7,393

New Jersey (5.3%)
Bayonne, General Improvement, GO, 5.750%, 07/01/35, Callable 07/01/19 @ 100	8,000	8,493
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, AGM	8,000	9,295
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @100, AGM	16,500	19,074
New Jersey Economic Development Authority, School Facilities Construction, Ser O, RB, 5.000%, 03/01/20, Callable 03/01/15 @ 100	5,000	5,251
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	11,835	12,985

		55,098

New Mexico (0.3%)
New Mexico Finance Authority State Transportation, Ser A, RB, 5.000%, 06/15/13	3,000	3,369

New York (7.4%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC/MBIA-RE	1,075	1,139
New York City Municipal Water Finance Authority Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100	15,330	17,116
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500	8,380
New York State, Ser C, GO, 5.000%, 08/01/15	11,665	13,128
New York State, Ser C, GO, 5.000%, 08/01/23, Callable 08/01/19 @ 100	10,000	10,732
Port Authority of New York & New Jersey, RB, 5.000%, 10/15/31, Callable 10/15/19 @ 100, GO of Authority	24,000	25,746
Tobacco Settlement Financing Corp., Ser A-1, RB, 5.500%, 06/01/14, Callable 06/01/10 @ 100	1,015	1,022

		77,263

North Carolina (0.9%)
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,941
North Carolina State, Ser A, GO, 5.000%, 03/01/17	3,000	3,506
University of North Carolina, Chapel Hill, Ser A, RB, 5.000%, 02/01/14	1,885	2,075

		9,522

Oklahoma (0.4%)
Oklahoma State Water Resource Board Revolving Fund, Master Trust, RB, 5.000%, 04/01/25, Callable 04/01/19 @ 100	2,000	2,243
Oklahoma State Water Resource Board Revolving Fund, Master Trust, RB, 5.000%, 04/01/27, Callable 04/01/19 @ 100	2,170	2,411

		4,654

Oregon (0.3%)
Oregon State Department of Transportation, Highway User Tax, Ser B, RB, 5.000%, 11/15/17, Callable 11/15/14 @ 100	2,500	2,769

Pennsylvania (4.5%)
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, AGM	8,790	10,649
Mount Lebanon School District, Ser A, GO, 5.000%, 02/15/34, Callable 02/15/19 @ 100, State Aid Withholding	2,000	2,094
Pennsylvania State, Second Ser, GO, 5.000%, 07/01/17	20,155	23,300
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/23, Callable 03/15/19 @ 100, GO of Authority	6,750	7,750
University of Pittsburgh, Commonwealth System of Higher Education, Ser B, RB, 5.500%, 09/15/24, Callable 03/15/19 @ 100, GO of Authority	2,500	2,860

		46,653

Puerto Rico (1.0%)
Puerto Rico Sales Tax Financing Corp., Sales Tax, Ser A, RB, 5.000%, 08/01/39, Mandatory Put 08/01/11 @ 100	10,000	10,485

South Carolina (1.0%)
Beaufort County School District, Ser D, GO, 5.000%, 03/01/17, SCSDE	6,500	7,465
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, AGM	2,300	2,537

		10,002

Tennessee (1.1%)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Ser B, RB, 5.500%, 10/01/29, Callable 10/01/19 @ 100, GO of Authority	5,000	5,665
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Hospital-Desoto, Inc., Ser A, RB, 5.000%, 09/01/14	2,400	2,629
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Hospital-Desoto, Inc., Ser A, RB, 5.000%, 09/01/15	3,000	3,246

		11,540

Texas (7.5%)
Clear Creek Independent School District, School Building, GO, 5.500%, 02/15/31, Callable 02/15/18 @ 100	6,000	6,429
Dallas Convention Center Hotel Development Corp., Ser A, RB, 5.250%, 01/01/21, Callable 01/01/19 @ 100	5,000	5,313
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000	7,018
Dallas, GO, 5.000%, 02/15/18, Callable 10/16/09 @ 100	230	230
Garland Texas, Ser A, GO, 5.000%, 02/15/22, Callable 02/15/18 @ 100	4,265	4,645
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050	4,545
Harris County, Ser C, RB, 5.000%, 08/15/24, Callable 08/15/19 @ 100	5,000	5,428
Harris County, Ser C, RB, 5.000%, 08/15/33, Callable 08/15/19 @ 100	5,000	5,158
Lewisville Independent School District, School Building, GO, 5.000%, 08/15/22, Callable 02/15/19 @ 100	2,000	2,192
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 05/15/10 @ 101, AGM	5,500	5,574
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, NATL-RE	2,690	2,916
Round Rock Utility Systems, RB, 5.000%, 08/01/39, Callable 08/01/19 @ 100	5,000	5,118
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Callable 02/01/15 @ 100	1,875	1,990
Southwest Higher Education Authority, Inc., Southern Methodist University Project, RB, 5.000%, 10/01/17	2,740	3,064
Southwest Higher Education Authority, Inc., Southern Methodist University Project, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,285	2,443
Southwest Higher Education Authority, Inc., Southern Methodist University Project, RB, 5.000%, 10/01/28, Callable 10/01/19 @ 100	2,310	2,460
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, AGM	5,035	5,458
University of North Texas, Financing Systems, Ser A, RB, 5.000%, 04/15/28, Callable 04/15/19 @ 100	7,850	8,341

		78,322

Utah (0.4%)
Utah State, Ser C, GO, 5.000%, 07/01/17	4,000	4,667

Virginia (3.4%)
Virginia College Building Authority Educational Facilities, 21st Century College & Equipments, Ser D, RB, 5.000%, 02/01/13	4,130	4,627
Virginia Public School Authority, School Financing, Ser C, RB, 5.000%, 08/01/17, State Aid Withholding	10,000	11,490
Virginia State, Ser D, GO, 5.000%, 06/01/18	16,000	18,760

		34,877

Washington (3.8%)
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC/MBIA-RE	5,200	5,861
Washington State, Motor Vehicle Fuel, Ser 2010B, GO, 5.000%, 08/01/27, Callable 08/01/19 @ 100	9,250	10,103
Washington State, Ser 2010A, GO, 5.000%, 08/01/28, Callable 08/01/19 @ 100	11,590	12,619
Washington State, Ser A, GO, 5.000%, 07/01/19, Callable 07/01/14 @ 100	2,855	3,085
Washington State, Ser A, GO, 5.000%, 07/01/20, Callable 07/01/15 @ 100, AGM	7,700	8,403

		40,071

Wisconsin (0.3%)
Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Ser B, RB, 4.750%, 08/15/25, Mandatory Put 08/15/14 @ 100	3,500	3,525

Total Municipal Bonds		972,893

Money Market Funds (6.1%)
Federated Tax-Free Obligations Fund	27,949,957	27,950
SEI Tax-Exempt Trust, Institutional Tax Free Fund	35,956,913	35,957

Total Money Market Funds		63,907

Total Investments (Cost $1,008,295) — 99.5%		1,036,800
Other assets in excess of liabilities — 0.5%		4,849

Net Assets — 100.0%		$1,041,649

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

AGC-ICC	Assured Guaranty Corporation Insured Custody Certificates.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AGM-CR	Security has been secondarily guaranteed by AGM

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

GO	General Obligation

MBIA-RE	Reinsurance provided by Municipal Bond Insurance Association

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond

SCSDE	Security guaranteed by South Carolina School Discount Enhancement
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (26.9%)
Automobiles ABS (7.0%)
AmeriCredit Automobile Receivables Trust, Ser 2008-AF, Cl A2A, 4.532%, 01/12/12	165	166
AmeriCredit Automobile Receivables Trust, Ser 2008-AF, Cl A2B, 1.985%, 01/12/12(a)	370	371
CNH Equipment Trust, Ser 2006-B, Cl A4, 0.273%, 03/15/12(a)	687	684
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A2B, 0.815%, 03/08/11(a)	1	1
Hyundai Auto Receivables Trust, Ser 2006-B, Cl A3, 5.110%, 04/15/11	318	320
World Omni Auto Receivables Trust, Ser 2008-A, Cl A2, 1.233%, 03/15/11(a)	102	102

		1,644

Credit Card ABS (4.5%)
Discover Card Master Trust, Ser 2008-A2, Cl A2, 1.233%, 09/17/12(a)	402	402
HSBC Private Label Credit Card Master Note Trust, Ser 2007-1, Cl A, 0.253%, 12/16/13(a)	650	649

		1,051

Diversified Financial Services ABS (13.2%)
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 0.301%, 06/22/17(a)	1,142	1,139
SLC Student Loan Trust, Ser 2006-1, Cl A3, 0.284%, 09/15/17(a)	2,000	1,988

		3,127

Home Equity ABS (2.2%)
Guarantor Trust, Ser 2002-T10, Cl A1, 0.471%, 06/25/32(a)	599	528

Total Asset-Backed Securities		6,350

Collateralized Mortgage Obligations (64.0%)
Banc of America Commercial Mortgage, Inc., Ser 2002-PB2, Cl A3, 6.085%, 06/11/35	120	121
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A1, 4.212%, 06/11/41	141	141
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	228	229
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2, 7.546%, 11/17/32	158	158
Fannie Mae, Ser 2003-121, Cl FC, 0.631%, 02/25/28(a)	192	192
Fannie Mae, Ser 2003-8, Cl FB, 0.581%, 03/25/16(a)	428	428
Fannie Mae, Ser 2004-79, Cl FM, 0.531%, 11/25/24(a)	4,032	3,981
Freddie Mac, Ser 2474, Cl FJ, 0.583%, 07/15/17(a)	1,245	1,238
Freddie Mac, Ser 2589, Cl F, 0.433%, 03/17/33(a)	1,409	1,395
Freddie Mac, Ser 2608, Cl FJ, 0.633%, 03/15/17(a)	1,076	1,073
Freddie Mac, Ser 2630, Cl FJ, 0.583%, 06/15/18(a)	299	298
Freddie Mac, Ser 2834, Cl KF, 0.583%, 04/15/30(a)	4,545	4,555
Freddie Mac, Ser 3000, Cl KF, 0.633%, 07/15/35(a)	972	964
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A2, 4.435%, 11/12/35	356	359

Total Collateralized Mortgage Obligations		15,132

Money Market Fund (9.1%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	2,162,812	2,163

Total Money Market Fund		2,163

Total Investments (Cost $23,594) — 100.0%		23,645
Other assets in excess of liabilities — 0.0%		—

Net Assets — 100.0%		$23,645

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Affiliate investment.
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Security (0.2%)
Home Equity ABS (0.2%)
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	102	93

Total Asset-Backed Security		93

Collateralized Mortgage Obligations (5.5%)
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.179%, 09/10/47(a)	250	246
Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38	288	282
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	365	380
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.474%, 11/15/30(a)	1,003	1,011

Total Collateralized Mortgage Obligations		1,919

U.S. Government Agency Mortgages (84.2%)
Fannie Mae (46.2%)
5.500%, 04/01/17, TBA	813	860
6.000%, 06/01/22	629	672
5.500%, 01/01/24	1,555	1,647
5.500%, 05/01/26	1,541	1,627
5.500%, 04/01/29	895	946
6.500%, 02/01/32, TBA	650	692
6.500%, 09/01/36	1,642	1,767
5.500%, 01/01/38	2,332	2,444
5.500%, 01/13/39, TBA	887	928
6.000%, 01/13/39, TBA	4,311	4,567

		16,150

Freddie Mac (20.9%)
5.000%, 02/01/24	2,678	2,802
4.500%, 06/01/24	1,459	1,501
6.000%, 08/01/34	1,600	1,698
6.000%, 01/13/35, TBA	1,063	1,127
6.500%, 06/01/38	166	178

		7,306

Ginnie Mae (17.1%)
5.000%, 01/31/40, TBA	1,787	1,836
5.000%, 02/18/40, TBA	4,067	4,166

		6,002

Total U.S. Government Agency Mortgages		29,458

U.S. Treasury Obligations (10.1%)
U.S. Treasury Notes (10.1%)
3.750%, 11/15/18	1,124	1,124
3.625%, 08/15/19	2,451	2,410

Total U.S. Treasury Obligations		3,534

Money Market Fund (40.9%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(b)	14,297,362	14,297

Total Money Market Fund		14,297

Total Investments (Cost $49,013) — 140.9%		49,301
Liabilities in excess of other assets — (40.9)%		(14,313)

Net Assets — 100.0%		$34,988

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Affiliate investment.

TBA	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (98.4%)
Maryland (95.9%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,097
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	582
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22, Callable 07/01/16 @ 100, AMBAC	1,000	1,070
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.625%, 07/01/39, Callable 07/01/19 @ 100	215	233
Baltimore, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, AGM	500	548
Baltimore, GO, 5.000%, 10/15/29, Callable 10/15/19 @ 100	500	545
Charles County, GO, 5.000%, 03/01/16	500	580
Frederick County, GO, 5.000%, 12/01/15	1,075	1,250
Frederick, GO, 5.000%, 03/01/27, Callable 03/01/19 @ 100	500	555
Frederick, GO, 5.000%, 03/01/34, Callable 03/01/19 @100	750	804
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,073
Howard County, GO, 5.000%, 02/15/15	1,000	1,162
Maryland, GO, 5.000%, 02/15/19, Prerefunded 02/15/15 @ 100	1,000	1,161
Maryland Community Development Administration, Department of Housing & Community Development, RB, 5.000%, 09/01/27, Callable 03/01/17 @ 100, AMT	1,000	996
Maryland Community Development Administration, Department of Housing & Community Development, Ser A, RB, 5.000%, 09/01/34, Callable 09/01/18 @ 100	235	236
Maryland Community Development Administration, Department of Housing & Community Development, Ser F, RB, 5.700%, 09/01/28, Callable 11/01/18 @ 100	300	320
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.50	1,000	1,089
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	500	436
Maryland Health & Higher Educational Facilities Authority, Calvert Health System, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	1,018
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	580
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,250	1,348
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, AGM	300	316
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, AGM	520	536
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 4.750%, 07/01/38, Callable 07/01/17 @ 100, AGM	750	735
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/20, Callable 07/01/16 @ 100	700	732
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/26, Callable 07/01/16 @ 100	775	793
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.000%, 07/01/16	300	322
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.000%, 07/01/34, Callable 07/01/19 @ 100	500	491
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.125%, 07/01/39, Callable 07/01/19 @ 100	500	492
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, NATL-RE/FHA 242	1,000	1,112
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/18	500	588
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100	500	564
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750	877
Maryland State Transportation Authority, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, AGM	500	555
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	1,104
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,083
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	75	76
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,037
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250	267
Montgomery County, Department of Liquor Control, Ser A, RB, 5.000%, 04/01/28, Callable 04/01/19 @ 100	300	322
Northeast Waste Disposal Authority, Solid Waste, RB, 5.500%, 04/01/16, Callable 04/01/13 @ 100, AMBAC, AMT	500	524
St. Mary’s County, Construction Public Improvement, GO, 4.000%, 07/15/18	375	408
Talbot County, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,095
Wicomico County, GO, 4.000%, 02/01/20	250	266

		30,978

Puerto Rico (2.5%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.375%, 08/01/39, Callable 08/01/19 @ 100	750	809

Total Municipal Bonds		31,787

Money Market Fund (4.6%)
Federated Maryland Municipal Cash Trust	1,471,963	1,472

Total Money Market Fund		1,472

Total Investments (Cost $31,723) — 103.0%		33,259
Liabilities in excess of other assets — (3.0)%		(958)

Net Assets — 100.0%		$32,301

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

FHA	Security guaranteed by Federal Housing Administration

GO	General Obligation

NATL-RE	Reinsurance provided by National Reinsurance

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (97.8%)
North Carolina (92.8%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, NATL-RE	500	509
Cabarrus County, Installment Financing Contract, COP, 5.000%, 01/01/29, Callable 01/01/19 @ 100	500	518
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/21, Callable 08/01/18 @ 100	600	671
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,855	1,947
Charlotte Water & Sewer System, RB, 5.000%, 07/01/38, Callable 07/01/18 @ 100	1,000	1,060
Charlotte Water & Sewer System, Ser B, RB, 5.000%, 07/01/38, Callable 07/01/20 @ 100	500	532
Charlotte, Ser E, COP, 5.000%, 06/01/39, Callable 06/01/19 @ 100	1,000	1,032
Charlotte-Mecklenburg Hospital Authority Health Care System, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000	1,037
Charlotte-Mecklenburg Hospital Authority, Health Care Systems, Ser A, RB, 5.250%, 01/15/39, Callable 01/15/19 @ 100	1,000	1,016
Fayetteville Public Works Commission, Ser B, RB, 5.000%, 03/01/35, Callable 03/01/19 @ 100	500	520
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,755
Iredell County School Project, COP, 5.125%, 06/01/27, Callable 06/01/18 @ 100, AGM	1,000	1,072
Lenoir County North Carolina, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, AGM	500	552
New Hanover County Hospital, New Hanover Regional Medical Center, Ser B, RB, 5.125%, 10/01/31, Callable 10/01/19 @ 100, AGM	2,000	2,044
North Carolina Capital Facilities Finance Agency Educational Facilities, Wake Forest University, RB, 5.000%, 01/01/38, Callable 01/01/19 @ 100	3,585	3,776
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	1,000	1,118
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser B, RB, 5.000%, 10/01/38, Callable 04/01/19 @ 100	1,000	1,060
North Carolina Capital Facilities Finance Agency, Elon University, Ser A, RB, 0.280%, 01/01/14, LOC: Bank of America N.A.(a)	500	500
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	536
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, AMT, 5.550%, 07/01/38, Callable 07/01/18 @ 100	500	507
North Carolina Medical Care Commission Health Care Facilities, Duke University Health Systems, Ser A, RB, 5.000%, 06/01/42, Callable 06/01/19 @ 100	2,000	1,997
North Carolina Medical Care Commission Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,347
North Carolina Medical Care Commission Health Care Facilities, Ser A, RB, 6.125%, 10/01/39, Callable 10/01/14 @100	750	783
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000	2,189
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.625%, 10/01/29, Callable 10/01/14 @ 100, AGM	500	522
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Ser A, RB, 5.875%, 10/01/38, Callable 10/01/14 @ 100, AGM	500	519
North Carolina Municipal Power Agency, No.1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,126
North Carolina Municipal Power Agency, No.1 Catawba Electric, Ser A, RB, 5.000%, 01/01/30, Callable 01/01/19 @ 100	3,000	3,063
North Carolina State Education Assistance Authority, Ser Q-2, RB, AMT, 0.480%, 07/01/36, Guaranteed Student Loans(a)(b)	950	855
Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, NATL-RE/FHA	500	530
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Raleigh Durham Airport Authority, RB, AMT, 5.000%, 05/01/12, NATL-RE/FGIC	1,000	1,067
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	2,044
Union County Industrial Facilities & Pollution Control Financing Authority, C & M No.1 Investment Partnership, RB, 0.350%, 12/01/12, LOC: Bank of America N.A, AMT(a)	700	700
University of North Carolina at Chapel Hill, RB, 5.000%, 12/01/31, Callable 12/01/17 @ 100	1,270	1,352
University of North Carolina Systems Pool, Ser A, RB, 5.250%, 10/01/28, Callable 10/01/19 @ 100	500	549
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, NATL-RE, ETM	350	387
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,067
Wake County, Hammond Road Detention Center, Ser 2009, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	585	634
Wake County, Public Improvement, GO, 4.500%, 03/01/24, Callable 03/01/17 @ 100	1,250	1,327
Wake County, RB, 5.000%, 01/01/26, Callable 01/01/20 @ 100	2,000	2,209
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/28, Callable 06/01/19 @ 100	250	275
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/34, Callable 06/01/19 @ 100	1,000	1,065
Winston-Salem North Carolina Water & Sewer System, RB, 5.000%, 06/01/39, Callable 06/01/19 @ 100	3,000	3,171

		50,635

Puerto Rico (5.0%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	550	565
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 6.000%, 08/01/42, Callable 08/01/19 @ 100	1,125	1,165
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,000	993

		2,723

Total Municipal Bonds		53,263

Money Market Funds (5.3%)
Federated Tax-Free Obligations Fund	2,085,294	2,085
SEI Tax-Exempt Trust, Institutional Tax Free Fund	795,944	796

Total Money Market Funds		2,881

Total Investments (Cost $54,532) — 103.1%		56,144
Liabilities in excess of other assets — (3.1)%		(1,597)

Net Assets — 100.0%		$54,547

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2009 are identified below (in thousands):

					Percent of
Issue	Acquisition	Cost	Par	Value	Net Assets
Description	Date	($)	($)	($)	(%)
North Carolina State Education Assistance Authority	12/10/07	950	950	855	1.57

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHA	Security guaranteed by Federal Housing Administration

GO	General Obligation

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (82.9%)
Aerospace/Defense (0.9%)
AM General Corp., 3.231%, 09/30/12(a)(b)	238	227
AM General Corp., 3.267%, 09/30/13(a)(b)	5,124	4,894
Hawker Beechcraft Acquisition Co., 10.500%, 03/26/14(a)(b)	4,190	3,972

		9,093

Apparel (0.4%)
Claire’s Stores, Inc., 7.590%, 05/29/14(a)(b)	2,144	1,730
Hanesbrands, Inc., 5.250%, 12/10/15(a)(b)	2,300	2,314

		4,044

Auto Manufacturers (2.2%)
Ford Motor Co., 3.290%, 12/15/13(a)(b)	21,596	19,895
TRW Automotive Holdings Corp., 5.250%, 05/30/16(a)(b)	2,300	2,294

		22,189

Building Materials (0.3%)
Building Materials Corp., 3.000%, 02/22/14(a)(b)	2,786	2,559

Chemicals (6.5%)
Ashland, Inc., 6.500%, 11/13/13(a)(b)	862	864
Ashland, Inc., 7.650%, 05/13/14(a)(b)	6,456	6,536
Celanese Holdings LLC, 2.037%, 04/02/14(a)(b)	3,597	3,416
CF Industries Holdings, Inc., 0.411%, 12/01/14(a)(b)	23,000	23,000
Columbian Chemicals Co., 6.313%, 03/16/13(a)(b)	4,295	3,737
GenTek, Inc., 7.000%, 10/28/14(a)(b)	1,750	1,765
Huntsman International LLC, 1.981%, 04/21/14(a)(b)	6,263	5,893
Ineos Group Holdings PLC, 7.001%, 12/14/12(a)(b)	1,168	1,061
Ineos Group Holdings PLC, 7.501%, 12/14/13(a)(b)	4,988	4,496
Ineos Group Holdings PLC, 8.001%, 12/16/14(a)(b)	400	363
Lyondell Chemical Co., 3.731%, 12/22/13(a)(b)	50	37
Lyondell Chemical Co., 3.731%, 12/22/13(a)(b)	113	83
Lyondell Chemical Co., 3.731%, 12/22/13(a)(b)	356	262
Lyondell Chemical Co., 3.731%, 12/22/13(a)(b)	187	138
Lyondell Chemical Co., 3.981%, 12/22/14(a)(b)	143	105
Lyondell Chemical Co., 3.981%, 12/22/14(a)(b)	143	105
Lyondell Chemical Co., 3.981%, 12/22/14(a)(b)	143	105
Lyondell Chemical Co., 7.000%, 12/22/14(a)(b)	621	457
Lyondell Chemical Co., 7.000%, 12/22/14(a)(b)	621	457
Lyondell Chemical Co., 7.000%, 12/22/14(a)(b)	621	457
Macdermid Holdings LLC, 2.231%, 04/12/14(a)(b)	2,765	2,396
Nalco Holding Co., 6.500%, 05/07/16(a)(b)	3,980	4,011
Rockwood Specialities Group, Inc., 6.000%, 07/30/14(a)(b)	2,908	2,936
Solutia, Inc., 7.250%, 02/28/14(a)(b)	3,254	3,299

		65,979

Commercial Services (4.1%)
BNY ConvergEX Group, 3.240%, 09/30/13(a)(b)	1,257	1,185
BNY ConvergEx Group, 3.240%, 10/02/13(a)(b)	3,008	2,835
Booz Allen Hamilton, Inc., 6.000%, 07/31/15(a)(b)	4,625	4,632
Catalina Marketing Corp., 2.983%, 10/01/14(a)(b)	1,567	1,470
Dresser, Inc., 2.521%, 05/04/14(a)(b)	2,178	2,029
H3C Holdings Ltd., 3.639%, 10/14/12(a)(b)	1,320	1,234
Hertz Corp., 2.003%, 12/21/12(a)(b)	772	737
Hertz Corp., 2.021%, 12/21/12(a)(b)	4,196	4,007
Live Nation, Inc., 3.497%, 06/21/13(a)(b)	3,110	2,986
Live Nation, Inc., 3.501%, 12/21/13(a)(b)	2,027	1,946
Macrovision Solutions Corp., 6.000%, 05/09/13(a)(b)	675	675
Merrill Corp., 8.500%, 12/22/12(a)(b)	1,312	1,036
Merrill Corp., 14.752%, 11/15/13(a)(b)	2,013	1,117
National Money Mart Co., 7.000%, 10/30/12(a)(b)	56	54
National Money Mart Co., 7.000%, 10/30/12(a)(b)	41	40
Oshkosh Truck Corp., 6.269%, 12/06/13(a)(b)	7,498	7,483
Quintiles Transnational Corp., 2.251%, 03/31/13(a)(b)	960	909
Sedgwick CMS Holdings, Inc., 2.501%, 01/31/13(a)(b)	1,761	1,649
TL Acquisitions, Inc., 2.750%, 07/03/14(a)(b)	5,668	5,138

		41,162

Computers (0.3%)
Network Solutions LLC, 2.506%, 03/07/14(a)(b)	1,939	1,723
Seahawk Acquisition Corp., 2.251%, 06/11/14(a)(b)	928	859

		2,582

Consumer Discretionary (0.7%)
Collective Brands, Inc., 3.003%, 08/01/14(a)(b)	1,672	1,589
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Reynolds Consumer Products Holdings, Inc., 6.250%, 11/02/15(a)(b)	5,675	5,695

		7,284

Diversified Financial Services (3.5%)
CIT Group, Inc., 9.500%, 01/20/12(a)(b)	15,000	15,363
East Valley Tourist Development Authority, 12.000%, 08/06/12(a)(c)(d)	3,015	2,110
First Data Corp., 3.001%, 09/24/14(a)(b)	6,446	5,715
First Data Corp., 3.001%, 09/24/14(a)(b)	2,218	1,962
Harland Clarke Holdings Corp., 2.747%, 06/30/14(a)(b)	3,908	3,235
Nielsen Finance LLC, 2.235%, 08/09/13(a)(b)	3,728	3,490
Nielsen Finance LLC, 3.985%, 05/02/16(a)(b)	2,736	2,572
Peach Holdings, Inc., 4.510%, 11/21/13(a)(b)	608	365
RiskMetrics Group, Inc., 2.251%, 01/11/14(a)(b)	980	947

		35,759

Electric (4.0%)
Calpine Corp., 3.135%, 03/29/14(a)(b)	824	779
Mirant North America LLC, 1.981%, 01/03/13(a)(b)	1,799	1,727
NRG Energy, Inc., 1.996%, 02/01/13(a)(b)	13,471	12,827
NRG Energy, Inc., 2.001%, 02/01/13(a)(b)	7,984	7,603
TXU Energy Co. LLC, 3.735%, 10/10/14(a)(b)	5,985	4,775
TXU Energy Co. LLC, 3.740%, 10/10/14(a)(b)	6,098	4,937
TXU Energy Co. LLC, 3.740%, 10/10/14(a)(b)	4,950	3,991
TXU Energy Co. LLC, 3.775%, 10/10/14(a)(b)	4,987	4,029

		40,668

Energy (1.1%)
First Light Power Resources, Inc., 2.750%, 11/01/13(a)(b)	706	648
First Light Power Resources, Inc., 2.813%, 11/01/13(a)(b)	106	97
First Light Power Resources, Inc., 4.810%, 05/01/14(a)(b)	4,580	3,870
KGen LLC, 1.903%, 02/01/14(a)(b)	2,371	2,139
KGen LLC, 2.000%, 02/01/14(a)(b)	3,024	2,850
MACH Gen LLC, 2.251%, 02/22/13(a)(b)	1,068	975
NSG Holdings LLC, 1.754%, 06/15/14(a)(b)	249	227
NSG Holdings LLC, 1.754%, 06/15/14(a)(b)	51	46

		10,852

Entertainment (2.7%)
Carmike Cinemas, Inc., 3.740%, 05/19/12(a)(b)	2,323	2,250
Carmike Cinemas, Inc., 4.490%, 05/19/12(a)(b)	813	787
Cedar Fair LP, 2.231%, 02/17/12(a)(b)	1,237	1,174
Cinemark, Inc., 2.030%, 10/05/13(a)(b)	2,420	2,297
Rainbow National Services LLC, 1.250%, 06/28/13(a)(b)	6,323	6,022
Universal City Development Partners Ltd., 6.500%, 10/29/14(a)(b)	10,250	10,263
Universal City Development Partners Ltd., 7.750%, 10/29/14(a)(b)	4,625	4,605

		27,398

Food (1.2%)
Wm. Wrigley Jr. Co., 3.063%, 12/16/12(a)(b)	2,750	2,750
Wm. Wrigley Jr. Co., 3.313%, 12/16/14(a)(b)	9,250	9,271

		12,021

Forest Products & Paper (0.6%)
Appleton Paper, Inc., 6.625%, 06/05/13(b)(e)	466	438
Georgia-Pacific Corp., 2.258%, 12/20/12(a)(b)	1,888	1,824
Georgia-Pacific Corp., 3.500%, 12/20/14(a)(b)	3,917	3,890

		6,152

Health Care (11.8%)
Axcan Intermediate Holdings, 3.738%, 02/18/14(a)(b)	1,587	1,541
Bausch & Lomb, Inc., 3.501%, 04/24/15(a)(b)	1,576	1,494
Bausch & Lomb, Inc., 3.501%, 04/24/15(a)(b)	383	363
Biomet, Inc., 3.251%, 03/25/15(a)(b)	4,947	4,735
Capella Healthcare, Inc., 5.750%, 02/28/15(a)(b)	2,910	2,838
Carestream Health, Inc., 2.240%, 04/30/13(a)(b)	2,556	2,405
Carestream Health, Inc., 5.493%, 10/30/13(a)(b)	1,000	843
Community Health Systems, 2.506%, 07/25/14(a)(b)	17,520	16,564
Community Health Systems, 2.506%, 07/25/14(a)(b)	1,275	1,196
CRC Health Corp., 2.501%, 02/06/13(a)(b)	2,888	2,606
Golden Gate National Care LLC, 2.981%, 03/14/11(a)(b)	5,815	5,604
Harlan Sprague Dawley, Inc., 4.789%, 07/11/14(a)(b)	4,863	4,433
HCA, Inc., 1.751%, 11/17/12(a)(b)	16,619	15,892
HCA, Inc., 2.501%, 11/18/13(a)(b)	9,462	9,042
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Health Management Associates, 2.001%, 02/28/14(a)(b)	7,341	6,863
Iasis Healthcare Corp., 2.231%, 03/14/14(a)(b)	2,044	1,909
Iasis Healthcare Corp., 2.231%, 03/14/14(a)(b)	707	661
Iasis Healthcare Corp., 2.238%, 03/14/14(a)(b)	191	179
IM US Holdings LLC, 2.241%, 06/26/14(a)(b)	2,970	2,824
Life Technologies Corp., 5.250%, 11/21/15(a)(b)	2,252	2,263
LifePoint Hospitals, Inc., 1.887%, 04/15/12(a)(b)	4,509	4,362
Multiplan, Inc., 2.750%, 04/12/13(a)(b)	688	642
Multiplan, Inc., 2.750%, 04/12/13(a)(b)	1,133	1,065
Mylan, Inc., 3.550%, 10/02/14(a)(b)	3,150	3,076
National Mentor Holdings, Inc., 2.260%, 06/28/13(a)(b)	1,824	1,623
National Mentor Holdings, Inc., 2.246%, 06/29/13(a)(b)	110	98
Vanguard Health Systems, Inc., 2.481%, 09/23/11(a)(b)	4,855	4,758
Warner Chilcott PLC, 5.500%, 10/14/14(a)(b)	6,441	6,443
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)	3,220	3,221
Warner Chilcott PLC, 5.750%, 03/14/15(a)(b)	7,085	7,087
Warner Chilcott PLC, 5.750%, 04/30/15(a)(b)	2,775	2,777

		119,407

Industrials (0.2%)
URS Corp., 1.246%, 10/16/12(a)(b)	2,404	2,298

Information Technology (5.2%)
Allen Systems Group, Inc., 7.750%, 10/19/13(a)(b)	2,750	2,736
Flextronics International Ltd., 2.540%, 10/01/12(a)(b)	7,182	6,763
Flextronics International Ltd., 2.481%, 10/01/14(a)(b)	759	715
Flextronics International Ltd., 2.510%, 10/01/14(a)(b)	1,937	1,780
Flextronics International Ltd., 2.534%, 10/01/14(a)(b)	458	431
NDS Group PLC, 0.000%, 02/03/17(a)(b)(f)	27,900	26,784
Skype Technologies SA, 9.000%, 11/16/14(a)(b)	13,190	13,506

		52,715

Insurance (0.5%)
Hub International Ltd., 6.750%, 06/12/14(a)(b)	4,589	4,527
Hub International Ltd., 2.751%, 06/13/14(a)(b)	797	727
Hub International Ltd., 2.751%, 06/13/14(a)(b)	179	163

		5,417

Leisure Time (0.1%)
Sabre Holdings Corp., 2.489%, 09/30/14(a)(b)	1,200	1,079

Lodging (1.3%)
Harrah’s Operating Co., Inc., 3.282%, 01/28/15(a)(b)	4,100	3,323
Harrah’s Operating Co., Inc., 9.500%, 10/01/16(a)(b)	6,000	5,985
Kerzner International Ltd., 3.251%, 08/31/13(a)(c)	2,229	1,203
Kerzner International Ltd., 3.254%, 08/31/13(a)(c)	1,268	684
Kerzner International Ltd., 3.255%, 08/31/13(a)(c)	209	113
MGM Mirage, Inc., 6.000%, 10/03/11(a)(b)	2,262	1,957

		13,265

Machinery Diversified (0.6%)
Manitowoc Co., Inc. (The), 7.500%, 10/25/14(a)(b)	3,923	3,812
NACCO Materials Handling Group, Inc., 2.352%, 03/21/13(a)(b)	3,378	2,694

		6,506

Media (9.0%)
Block Communications, Inc., 2.251%, 12/19/12(a)(b)	980	909
Cablevision Systems Corp., 1.258%, 12/13/13(a)(b)	7,919	7,657
Charter Communications Operating LLC, 4.800%, 03/06/14(a)(b)	14,463	13,538
Charter Communications, Inc., 2.756%, 07/28/14(b)(e)	2,000	1,819
Clear Channel Communications, Inc., 0.000%, 01/29/16(a)(b)(f)	930	760
Clear Channel Communications, Inc., 0.000%, 01/29/16(a)(b)(f)	817	667
Clear Channel Communications, Inc., 3.881%, 01/29/16(b)(e)	4,640	3,790
DIRECTV Holdings LLC, 5.250%, 04/13/13(a)(b)	6,425	6,419
Discovery Communications, Inc., 5.250%, 05/14/14(a)(b)	12,903	12,996
Getty Images, Inc., 6.250%, 07/02/15(a)(b)	5,613	5,611
Insight Midwest Holdings LLC, 1.540%, 10/06/13(a)(b)	9,773	9,199
Mediacom LLC, 5.500%, 03/31/17(a)(b)	5,486	5,486
Quebecor Media, Inc., 2.284%, 01/17/13(a)(b)	2,888	2,743
Sinclair Broadcasting Group, 6.500%, 10/23/15(a)(b)	4,500	4,506
Telesat Holdings, Inc., 3.240%, 10/31/14(a)(b)	4,996	4,782
Telesat Holdings, Inc., 3.240%, 10/31/14(a)(b)	429	411
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Univision Communications, 2.501%, 09/29/14(a)(b)	9,000	7,783
WideOpenWest Finance LLC, 2.773%, 06/30/14(a)(b)	1,985	1,825

		90,901

Miscellaneous Manufacturer (1.6%)
Activant Solutions Holdings, Inc., 2.311%, 05/02/13(a)(b)	1,378	1,277
EPCO Holdings, Inc., 1.231%, 08/07/12(a)(b)	10,000	8,775
John Maneely Co., 3.510%, 12/08/13(a)(b)	6,193	5,815

		15,867

Oil & Gas (7.8%)
Alon Refining Krotz Springs, Inc., 2.481%, 08/04/13(a)(c)	110	91
Alon Refining Krotz Springs, Inc., 2.490%, 08/04/13(a)(c)	882	728
Atlas Pipeline Partners LP, 6.750%, 07/27/14(a)(b)	11,673	11,438
ATP Oil & Gas Corp., 11.750%, 01/15/14(a)(b)	1,159	1,125
ATP Oil & Gas Corp., 11.250%, 07/15/14(a)(b)	7,460	7,243
Enterprise GP Holdings LP, 2.510%, 11/08/14(a)(b)	7,810	7,504
Hercules Offshore, Inc., 6.000%, 07/11/13(a)(b)	2,962	2,830
MEG Energy Corp., 6.168%, 04/03/16(a)(b)	21,222	20,850
Niska Gas Storage, 1.982%, 05/12/13(a)(b)	373	354
Niska Gas Storage, 1.983%, 05/12/13(a)(b)	551	527
Niska Gas Storage, 1.983%, 05/12/13(a)(b)	5,353	5,106
Petroleum Geo-Services ASA, 2.010%, 06/29/15(a)(b)	765	728
Pilot Travel Centers LLC, 0.000%, 11/24/15(a)(b)(f)	7,850	7,887
TPF Generation Holdings LLC, 2.283%, 12/15/11(a)(b)	276	258
TPF Generation Holdings LLC, 2.231%, 12/15/13(a)(b)	2,276	2,152
TPF Generation Holdings LLC, 2.251%, 12/15/13(a)(b)	543	514
Vulcan Energy Corp., 5.500%, 09/25/15(a)(b)	5,300	5,300
Western Refining Co., 10.750%, 05/30/14(a)(b)	4,204	3,995

		78,630

Packaging & Containers (0.1%)
Anchor Glass Container Corp., 6.750%, 06/20/14(a)(b)	1,121	1,121

Pipelines (0.7%)
Targa Resources, Inc., 2.231%, 10/31/12(a)(b)	343	339
Targa Resources, Inc., 2.283%, 10/31/12(a)(b)	276	273
Targa Resources, Inc., 6.000%, 06/17/16(b)(e)	6,440	6,460

		7,072

Real Estate (2.9%)
CB Richard Ellis, 6.000%, 12/20/13(a)(b)	1,445	1,372
CB Richard Ellis, 6.501%, 12/20/15(a)(b)	8,762	8,382
DuPont Fabros Technology, Inc., 0.000%, 12/02/14(a)(b)(f)	9,000	8,550
Mattamy Group, 2.563%, 04/11/13(a)(b)	2,922	2,484
Realogy Corp., 3.096%, 10/09/13(a)(b)	1,728	1,528
Realogy Corp., 3.287%, 10/09/13(a)(b)	6,419	5,677
Realogy Corp., 13.500%, 10/15/17(a)(b)	1,750	1,849

		29,842

Retail (3.2%)
Capital Automotive LP, 1.990%, 12/16/10(a)(b)	6,019	5,726
Dollar General Corp., 3.010%, 07/04/14(a)(b)	3,980	3,833
Gregg Appliances, Inc., 2.240%, 07/25/13(a)(b)	886	833
Michaels Stores, Inc., 2.563%, 10/31/13(a)(b)	1,611	1,459
Michaels Stores, Inc., 4.813%, 07/31/16(a)(b)	1,880	1,771
Neiman Marcus Group, Inc., 2.255%, 04/06/13(a)(b)	2,371	2,135
Petco Animal Supplies, Inc., 2.501%, 10/26/13(a)(b)	926	877
QVC, Inc., 3.749%, 06/30/10(a)(b)	2,519	2,473
QVC, Inc., 4.249%, 06/30/11(a)(b)	1,007	990
QVC, Inc., 4.749%, 06/30/12(a)(b)	895	885
QVC, Inc., 5.249%, 06/30/13(a)(b)	895	894
QVC, Inc., 5.749%, 03/30/14(a)(b)	2,470	2,470
Sports Authority, Inc. (The), 2.501%, 05/03/13(a)(b)	2,895	2,403
SUPERVALU, Inc., 1.154%, 06/02/11(a)(b)	5,318	5,161
Toys’’R’’Us, Inc., 4.481%, 07/16/12(a)(b)	1,000	974

		32,884

Semiconductors (0.4%)
Freescale Semiconductor, Inc., 1.985%, 11/29/13(a)(b)	4,373	3,815
Freescale Semiconductor, Inc., 12.500%, 12/15/14(a)(b)	748	766

		4,581

Telecommunication Services (8.3%)
Asurion Corp., 3.242%, 07/03/14(a)(b)	6,983	6,661
Cequel Communications LLC, 2.261%, 11/05/13(a)(b)	1,817	1,719
Cequel Communications LLC, 4.757%, 05/05/14(a)(b)	1,000	966
Consolidated Commnunications Holdings, Inc., 2.740%, 12/29/14(a)(b)	2,000	1,868
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Consolidated Commnunications Holdings, Inc., 2.740%, 12/29/14(a)(b)	5,000	4,669
Intelsat Corp., 2.735%, 01/03/14(a)(b)	1,958	1,849
Intelsat Corp., 2.735%, 01/03/14(a)(b)	1,958	1,848
Intelsat Corp., 2.735%, 01/03/14(a)(b)	1,958	1,848
Level 3 Communications, Inc., 2.530%, 03/13/14(a)(b)	2,500	2,263
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)	12,750	13,579
MetroPCS Wireless, Inc., 2.540%, 11/03/13(a)(b)	4,949	4,722
Qwest Services Corp., 6.950%, 07/18/10(a)(b)	3,600	3,598
Qwest Services Corp., 7.000%, 05/05/14(a)(b)	4,489	4,332
Sorenson Communications, Inc., 2.740%, 08/16/13(a)(b)	3,786	3,601
Stratos Global Corp., 2.751%, 02/13/12(a)(b)	261	256
Stratos Global Corp., 2.751%, 02/13/12(a)(b)	2,649	2,596
UPC Financing Partnership, 2.985%, 09/02/13(a)(b)	3,000	2,858
UPC Financing Partnership, 1.985%, 12/31/14(a)(b)	2,593	2,413
UPC Financing Partnership, 3.735%, 12/31/16(a)(b)	3,107	3,011
Virgin Media Investment Holdings Ltd., 3.783%, 09/03/12(a)(b)	3,895	3,843
West Corp., 2.610%, 10/24/13(a)(b)	2,390	2,256
West Corp., 7.250%, 10/24/13(a)(b)	4,278	4,289
Wind Acquisition Holdings, 7.925%, 11/26/14(a)(b)	8,800	8,817

		83,862

Transportation (0.5%)
Harbor Freight, 9.750%, 02/16/13(a)(b)	1,428	1,428
Volnay Acquisition (Compagnie Generale), 3.619%, 01/12/14(a)(b)	3,586	3,514

		4,942

Utilities (0.2%)
AES Corp. (The), 3.290%, 08/10/11(a)(b)	1,833	1,798

Total Bank Loans		839,929

Corporate Bonds (13.0%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	1,000	1,028

Airlines (0.2%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	500	512
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	1,000	1,000

		1,512

Apparel (0.0%)
Hanesbrands, Inc., 8.000%, 12/15/16, Callable 12/15/13 @ 104	180	183

Building (0.1%)
Owens Corning, Inc., 9.000%, 06/15/19	1,000	1,115

Chemicals (0.1%)
Ashland, Inc., 9.125%, 06/01/17, Callable 06/01/13 @ 104.56(b)	1,000	1,098

Commercial Services (0.1%)
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	675	697

Consumer Staples (0.0%)
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	450	465

Diversified Financial Services (1.4%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10	400	388
American General Finance Corp., Ser I, MTN, 5.850%, 06/01/13	2,000	1,580
CapitalSource, Inc., 12.750%, 07/15/14(b)	1,585	1,696
E*Trade Financial Corp. (PIK), 12.500%, 11/30/17, Callable 11/30/12 @ 112.50	3,718	4,225
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	4,500	4,704
UPC Germany GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(b)	1,800	1,820

		14,413

Diversified Minerals (1.0%)
Teck Cominco Ltd., 6.125%, 10/01/35	1,000	894
Teck Resources Ltd., 10.250%, 05/15/16, Callable 05/15/13 @ 105.13	8,000	9,320

		10,214

Diversified Operations (0.4%)
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	2,000	1,890
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(b)	2,700	2,639

		4,529

Electric (0.8%)
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(b)	4,156	3,990
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	3,500	3,587

		7,577

Health Care (0.1%)
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	500	539

Insurance (0.1%)
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	1,000	775

Lodging (0.1%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	1,000	1,038

Machinery Diversified (0.1%)
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	1,000	1,115

Media (0.5%)
Cablevision Systems Corp., 8.625%, 09/15/17(b)	750	781
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	300	306
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	1,200	1,236
Telesat Canada, 11.000%, 11/01/15, Callable 11/01/12 @ 105.50	1,800	1,952
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(b)	1,000	1,055

		5,330

Oil & Gas (1.5%)
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	225	230
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,000	2,655
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(b)	375	383
SandRidge Energy, Inc., 3.915%, 04/01/14, Callable 04/01/10 @ 102(a)	1,000	896
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	11,500	10,292
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	1,000	905

		15,361

Real Estate Investment Trust (0.0%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(b)	245	249

Retail (0.0%)
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(b)	360	366

Telecommunication Services (6.4%)
Clearwire Communication LLC/Finance, Inc., 12.000%, 12/01/15, Callable 12/01/12 @ 106(b)	1,575	1,599
Clearwire Communication LLC/Finance, Inc., 12.000%, 12/01/15, Callable 12/01/12 @ 106(b)	4,500	4,568
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	3,000	2,993
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	5,850	6,260
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	3,500	3,601
Global Crossing (UK) Finance PLC, 10.750%, 12/15/14, Callable 02/11/10 @ 105.38	3,000	3,075
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	2,375	2,607
Intelsat Bermuda Ltd., 11.250%, 02/04/17, Callable 02/15/13 @ 105.62(b)	1,800	1,805
Intelsat Bermuda Ltd. (PIK), 11.500%, 02/04/17, Callable 02/15/13 @ 105.75(a)(b)	1,350	1,326
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	3,000	3,180
Level 3 Financing, Inc., 4.601%, 02/15/15, Callable 12/15/09 @ 102(a)	500	378
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44(b)	900	876
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	1,000	1,013
Sprint Capital Corp., 8.375%, 03/15/12	5,315	5,500
Sprint Nextel Corp., 0.651%, 06/28/10(a)	5,000	4,921
Viasat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66(b)	4,500	4,635
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	650	669
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	5,550	5,959
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	8,000	8,740
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)	700	690

		64,395

Total Corporate Bonds		131,999

Convertible Corporate Bonds (0.2%)
Diversified Financial Services (0.2%)
AmeriCredit Corp., 2.125%, 09/15/13(b)	1,000	876
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	500	494

Total Convertible Corporate Bonds		1,370

Money Market Fund (12.9%)
RidgeWorth Institutional Cash Management Money Market Fund(g)	130,490,699	130,491

Total Money Market Fund		130,491

Total Investments (Cost $1,071,323) — 109.0%		1,103,789
Liabilities in excess of other assets — (9.0)%		(91,013)

Net Assets — 100.0%		$1,012,776

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 89.1% of net assets as of December 31, 2009.

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2009 are identified below (in thousands):

Issue	Acquisition				Percentage of
Description	Date	Cost($)	Par($)	Value($)	Net Assets(%)
Alon Refining Krotz Springs, Inc.	04/29/09	463	882	728	0.07
Alon Refining Krotz Springs, Inc.	04/29/09	58	110	91	0.01
East Valley Tourist Development Authority	08/07/07	2,985	3,015	2,110	0.21
Kerzner International Ltd.	08/31/06	208	209	113	0.01
Kerzner International Ltd.	08/31/06	2,217	2,229	1,203	0.12
Kerzner International Ltd.	10/16/06	1,260	1,268	684	0.07

(d)	Security in default.

(e)	Variable or Floating Rate Security. This security settled subsequent to December 31, 2009 and thus the rate disclosed is the rate at settlement.

(f)	This security has not settled as of December 31, 2009 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(g)	Affiliate Investment.

MTN	Medium Term Note

PIK	Payment in-kind
As of December 31, 2009, the Fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)
Brand Services	7,500	(847)
Calpine Corp.	5,500	(818)
MGM Mirage, Inc.	25	(3)
Telcordia Technologies, Inc.	5,000	(500)

		(2,168)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix Global Strategy Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (7.5%)
U.S. Treasury Bill (4.3%)
0.003%, 02/04/10(a)	400	400

U.S. Treasury Note (3.2%)
1.500%, 10/31/10	300	303

Total U.S. Treasury Obligations		703

Money Market Fund (95.6%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	8,951,993	8,952

Total Money Market Fund		8,952

Total Investments (Cost $9,654) — 103.1%		9,655
Liabilities in excess of other assets — (3.1)%		(289)

Net Assets — 100.0%		$9,366

(a)	Rate represents the effective yield at purchase.

(b)	Affiliate investment.
Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	962	5.000	12/20/14	(101)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	1,720	5.000	12/20/14	(181)
Kingdom of Spain CDX Indices	Morgan Stanley	2,010	1.000	03/20/15	14
Kingdom of Sweden CDX Indices	Barclays Bank PLC	1,025	0.250	09/20/14	12
Kingdom of Sweden CDX Indices	Barclays Bank PLC	1,049	1.000	09/20/14	(23)
Republic of Austria CDX Indices	Barclays Bank PLC	1,025	1.000	09/20/14	(9)
Republic of Portugal CDX Indices	Deutsche Bank	1,962	1.000	03/20/15	(8)

					(296)

At December 31, 2009, liquid assets totaling $682, in thousands, have been designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2009.
At December 31, 2009, the Fund’s forward foreign currency contracts were as follows:

		Contract
		Amount in	Contract		Unrealized
		Local	Value in	Market	Appreciation/
Currency	Delivery Date	Currency	USD($)	Value($)	(Depreciation)($)
Short:
British Pound	01/15/10	277	455	447	8
Canadian Dollar	02/02/10	303	281	290	(9)
Canadian Dollar	03/01/10	303	287	290	(3)
Chilean Peso	03/22/10	132,266	265	262	3
Chilean Peso	03/22/10	253,047	505	501	4
Colombian Peso	01/29/10	1,304,570	636	639	(3)
Czech Republic Koruna	03/22/10	5,161	280	281	(1)
Euro	03/22/10	2,383	3,416	3,416	—
Hungarian Forint	01/08/10	75,489	409	401	8
Japanese Yen	03/08/10	75,785	843	814	29
Mexican Nuevo Peso	03/08/10	5,774	453	438	15
New Zealand Dollar	03/02/10	259	184	187	(3)
New Zealand Dollar	03/11/10	263	186	190	(4)
Russian Rouble	01/13/10	9,435	313	311	2
Swedish Krona	03/22/10	5,197	716	727	(11)

Total Short Contracts			$9,229	$9,194	$35

		Contract
		Amount in	Contract		Unrealized
		Local	Value in	Market	Appreciation/
Currency	Delivery Date	Currency	USD($)	Value($)	(Depreciation)($)
Long:
British Pound	01/15/10	277	457	447	(10)
Canadian Dollar	02/02/10	303	281	290	9
Mexican Nuevo Peso	03/08/10	5,774	457	438	(19)
New Zealand Dollar	03/02/10	259	185	188	3

Total Long Contracts			$1,380	$1,363	$(17)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (0.8%)
Auto Manufacturers (0.2%)
Ford Motor Co., 3.290%, 12/15/13(a)(b)	3,324	3,063

Diversified Financial Services (0.5%)
East Valley Tourist Development Authority, 12.000%, 08/06/12(b)(c)(d)	11,556	8,089

Telecommunications Services (0.1%)
Level 3 Communications, Inc., 11.500%, 03/13/14(a)(b)	1,000	1,065

Total Bank Loans		12,217

Corporate Bonds (93.7%)
Advertising (0.8%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	1,510	1,552
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	1,900	1,952
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(a)	3,265	3,624
Lamar Media Corp., 9.750%, 04/01/14	4,720	5,210

		12,338

Aerospace/Defense (0.3%)
Spirit AeroSystems Holdings, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75(a)	1,850	1,822
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104(a)	2,770	2,794

		4,616

Airlines (1.2%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(a)	8,835	9,045
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(a)	10,495	10,495

		19,540

Apparel (0.4%)
Hanesbrands, Inc., 8.000%, 12/15/16, Callable 12/15/13 @ 104	3,355	3,418
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	2,215	2,326

		5,744

Auto Parts & Equipment (1.5%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(a)	2,060	2,233
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(a)	5,495	5,577
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	5,625	6,216
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	4,350	4,459
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(a)	5,790	6,022

		24,507

Beverages (0.2%)
Constellation Brands, Inc., 8.375%, 12/15/14	3,795	4,042

Building (0.5%)
KB Home, 9.100%, 09/15/17	3,180	3,339
Owens Corning, Inc., 9.000%, 06/15/19	4,100	4,572
Pulte Homes, Inc., 5.250%, 01/15/14	1,045	1,027

		8,938

Building Materials (0.5%)
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/10 @ 101.81	3,040	2,987
USG Corp., 9.750%, 08/01/14(a)	3,660	3,907
USG Corp., 9.500%, 01/15/18(e)	1,715	1,766

		8,660

Chemicals (1.6%)
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(a)	3,065	3,157
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(a)	4,210	4,252
Huntsman International LLC, 5.500%, 06/30/16(a)	2,505	2,223
Nalco Co., 8.250%, 05/15/17(a)	3,290	3,496
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31(a)	2,845	2,895
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50(c)	2,220	1,865
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	2,660	2,770
Terra Capital, Inc., 7.750%, 11/01/19, Callable 11/01/14 @ 103.88(a)	4,400	4,708

		25,366

Coal (0.2%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(a)	3,225	3,410

Commercial Services (4.2%)
DI Finance/DynCorp International, Ser B, 9.500%, 02/15/13, Callable 02/15/10 @ 102.38	2,303	2,332
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88(a)	6,145	6,037
Hertz Corp., 8.875%, 01/01/14, Callable 03/04/10 @ 104.44(f)	21,965	22,459
Iron Mountain, Inc., 7.750%, 01/15/15, Callable 01/15/10 @ 101.29	1,535	1,543
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(c)	1,650	1,064
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(a)	2,625	2,684
Norcraft Cos. LP/Finance Corp., 10.500%, 12/15/15, Callable 12/15/12 @ 105.25(a)	557	571
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(a)	2,895	3,148
Ticketmaster Entertainment, Inc., 10.750%, 08/01/16, Callable 08/01/12 @ 105.38	380	409
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100	10,329	10,303
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	17,325	17,888

		68,438

Computers (0.0%)
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(a)	550	608

Consumer Staples (1.2%)
Dole Food Co., 8.000%, 10/01/16, Callable 10/01/12 @ 104(a)	3,270	3,319
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(a)	4,005	4,135
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	6,290	6,384
SUPERVALU, Inc., 8.000%, 05/01/16	6,115	6,207

		20,045

Diversified Financial Services (10.2%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10(f)	5,926	5,743
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	150	136
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	5,833	4,690
American General Finance Corp., Ser H, MTN, 5.750%, 09/15/16	2,925	1,975
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	4,195	2,884
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	31,925	22,166
Bank of America Corp., Ser K, 8.000%(g)	15,830	15,240
Cemex Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(a)	3,800	3,981
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(f)	5,995	5,590
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	4,460	4,142
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	9,940	8,896
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	15,790	13,895
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102(f)	9,660	8,380
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(b)	5,870	5,650
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(a)	4,170	4,733
Ford Motor Credit Co. LLC, 7.250%, 10/25/11	2,570	2,595
Ford Motor Credit Co. LLC, 7.800%, 06/01/12	2,700	2,729
Ford Motor Credit Co. LLC, 7.500%, 08/01/12	8,100	8,169
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	1,665	1,662
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	19,000	19,864
LBG Capital No.1 PLC, Ser 002, 7.875%, 11/01/20(a)	3,740	3,011
SLM Corp., MTN, 5.125%, 08/27/12	2,870	2,691
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	9,350	9,584
UPC Germany GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(a)	7,955	8,044

		166,450

Diversified Minerals (1.6%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(a)	4,525	4,553
FMG Finance Property Ltd., 10.000%, 09/01/13(a)	5,125	5,330
FMG Finance Property Ltd., 10.625%, 09/01/16(a)	3,015	3,335
Teck Cominco Ltd., 6.125%, 10/01/35	920	823
Teck Resources Ltd., 9.750%, 05/15/14	3,275	3,779
Teck Resources Ltd., 10.750%, 05/15/19, Callable 05/15/14 @ 105.38	6,975	8,335

		26,155

Diversified Operations (2.6%)
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94(a)	857	866
Leucadia National Corp., 7.000%, 08/15/13	1,890	1,897
Leucadia National Corp., 8.125%, 09/15/15	10,000	10,200
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	10,195	9,634
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(a)	12,390	12,111
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Reynolds Group, Inc. (The), 7.750%, 10/15/16, Callable 10/15/12 @ 103.88(a)	7,675	7,848

		42,556

Electric (7.7%)
AES Corp. (The), 8.750%, 05/15/13, Callable 05/15/10 @ 101.46(a)	1	1
AES Corp. (The), 7.750%, 03/01/14	2,810	2,852
AES Corp. (The), 7.750%, 10/15/15	485	492
AES Corp. (The), 9.750%, 04/15/16(a)	2,750	3,011
AES Corp. (The), 8.000%, 10/15/17	5,965	6,122
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	215	220
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(a)	5,125	5,279
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(a)	18,790	18,038
CMS Energy Corp., 6.300%, 02/01/12	3,375	3,435
Edison Mission Energy, 7.500%, 06/15/13	6,087	5,722
Elwood Energy LLC, 8.159%, 07/05/26	2,780	2,556
General Cable Corp., 2.665%, 04/01/15, Callable 04/01/10 @ 101(b)	2,720	2,417
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	2,580	2,651
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	3,964	4,003
Mirant Americas Generation LLC, 8.300%, 05/01/11	1,450	1,486
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	4,204	4,414
Mirant Mid-Atlantic LLC, Ser C, 10.060%, 12/30/28	2,436	2,570
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/10 @ 101.84	3,983	3,938
NRG Energy, Inc., 7.250%, 02/01/14, Callable 02/01/10 @ 103.63	45	46
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	22,414	22,441
NRG Energy, Inc., 7.375%, 01/15/17, Callable 01/15/12 @ 103.69	3,855	3,865
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	11,700	11,993
Orion Power Holdings, Inc., 12.000%, 05/01/10	1,900	1,948
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/10 @ 102.25	6,996	7,136
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	5,060	5,197
United Maritime Group LLC/ Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88(a)	3,615	3,624

		125,457

Electronics (0.6%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	1,013	1,016
Jabil Circuit, Inc., 7.750%, 07/15/16	3,485	3,659
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460	3,702
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(a)	1,455	1,559

		9,936

Entertainment (1.0%)
Penn National Gaming, Inc., 6.750%, 03/01/15, Callable 03/01/10 @ 103.38	1,375	1,329
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38(a)	3,000	3,068
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(a)	2,035	2,045
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	5,130	5,387
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	4,895	5,164

		16,993

Environmental Control (0.1%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(a)	1,620	1,754

Forest Products & Paper (1.1%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50(a)	3,200	3,316
Georgia-Pacific LLC, 9.500%, 12/01/11	1,279	1,381
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(a)	10,020	10,120
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(a)(f)	3,000	3,300

		18,117

Health Care (8.0%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(a)	5,925	6,503
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	2,760	2,977
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	7,930	8,614
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	28,495	29,491
Elan Financial PLC/Elan Financial Corp., 8.875%, 12/01/13, Callable 12/01/10 @ 104.44	1,445	1,438
Elan Financial PLC/Elan Financial Corp., 8.750%, 10/15/16, Callable 10/15/12 @ 108.75(a)	3,700	3,534
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	21,040	22,197
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	2,600	2,792
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(a)	2,605	2,879
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(a)	4,860	5,237
HCA, Inc., 7.875%, 02/15/20, Callable 08/15/14 @ 103.94(a)	10,070	10,485
Health Management Associates, Inc., 6.125%, 04/15/16	3,950	3,703
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	7,660	7,507
Omnicare, Inc., 6.125%, 06/01/13, Callable 06/01/10 @ 101.02	855	829
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(a)	7,485	8,084
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	4,425	4,646
Universal Hospital Services, Inc., 3.859%, 06/01/15, Callable 06/01/10 @ 101(b)	780	657
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	8,615	8,486

		130,059

Household Products/Wares (0.3%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31(a)	4,610	5,071

Industrials (0.6%)
L-3 Communications Holdings, Inc., 5.875%, 01/15/15, Callable 01/15/10 @ 102.94	550	549
L-3 Communications Holdings, Inc., Ser B, 6.375%, 10/15/15, Callable 10/15/10 @ 103.19	2,376	2,385
Mohawk Industries, Inc., 6.875%, 01/15/16(e)	6,420	6,388

		9,322

Insurance (1.9%)
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100	7,835	5,171
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	5,325	5,065
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88	3,075	3,117
Fairfax Financial Holdings, 7.375%, 04/15/18(f)	274	274
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	2,310	1,634
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	5,177	4,970
ING Capital Funding Trust III, 8.439% (g)	4,815	4,141
ING Groep NV, 5.775%(g)	4,830	3,568
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	2,560	2,125
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	2,155	1,670

		31,735

Lodging (2.5%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(a)	6,405	6,645
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(a)	6,040	6,319
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(a)	2,140	2,239
MGM Mirage, Inc., 10.375%, 05/15/14(a)	6,560	7,118
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(a)	2,640	2,924
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(a)	2,280	2,195
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	2,045	2,186
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/10 @ 102.21(f)	7,330	7,083
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94(a)	3,300	3,341

		40,050

Machinery Diversified (0.9%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09(a)	2,220	2,278
Case New Holland America LLC, 7.250%, 01/15/16	890	879
Case New Holland, Inc., 7.750%, 09/01/13(a)	1,100	1,125
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,700	1,700
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(a)	1,900	2,005
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	5,705	6,361
Terex Corp., 8.000%, 11/15/17, Callable 11/15/12 @ 104	220	212

		14,560

Materials (0.4%)
Steel Dynamics, Inc., 8.250%, 04/15/16, Callable 04/15/12 @ 103.88(a)(e)	5,985	6,232

Media (5.2%)
Belo Corp., 8.000%, 11/15/16, Callable 11/15/13 @ 104	7,235	7,434
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13(a)	975	947
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Cablevision Systems Corp., 8.625%, 09/15/17(a)	4,175	4,347
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(a)	2,200	2,244
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(a)	11,250	11,587
CSC Holdings, Inc., 7.625%, 07/15/18	2,725	2,807
EchoStar DBS Corp., 6.375%, 10/01/11	441	455
EchoStar DBS Corp., 7.750%, 05/31/15	300	314
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	11,085	11,584
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	5,305	5,358
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(a)	11,345	11,572
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	3,095	3,087
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	705	703
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81(a)	6,735	7,055
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(a)	4,010	4,170
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(a)	3,130	3,294
UPC Holding BV, 9.875%, 04/15/18, Callable 04/15/14 @ 104.94(a)	3,600	3,798
Videotron Ltee, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56	2,865	3,152

		83,908

Metals (0.2%)
Edgen Murray Corp., 12.250%, 01/15/15, Callable 01/15/13 @ 106.12(a)	2,890	2,839

Miscellaneous Manufacturer (0.1%)
Bombardier, Inc., 6.300%, 05/01/14(a)	800	792
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(a)	1,525	1,584

		2,376

Oil & Gas (8.2%)
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(a)(f)	7,550	7,701
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56(a)	3,425	3,416
Atlas Energy Operating Co., 10.750%, 02/01/18, Callable 02/01/13 @ 105.68	5,000	5,525
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38	3,335	2,951
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	5,465	5,820
Chesapeake Energy Corp., 7.625%, 07/15/13	3,105	3,252
Chesapeake Energy Corp., 7.500%, 06/15/14, Callable 06/15/10 @ 102.50	1,900	1,938
Chesapeake Energy Corp., 9.500%, 02/15/15	25	27
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	4,755	4,719
Cie Generale De Geophysique, 9.500%, 05/15/16, Callable 05/15/13 @ 104.75(a)	5,145	5,505
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	415	412
Concho Resources, Inc., 8.625%, 10/01/17, Callable 10/01/13 @ 104.31	5,975	6,274
Continental Resources, Inc., 8.250%, 10/01/19, Callable 10/01/14 @ 104.13(a)	2,650	2,783
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	3,430	3,619
Forest Oil Corp., 8.500%, 02/15/14(a)	3,645	3,809
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63	910	899
Frontier Oil Corp., 8.500%, 09/15/16, Callable 09/15/12 @ 104.25	595	619
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94	4,285	4,553
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	1,755	1,685
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(a)	9,505	9,719
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	3,700	4,033
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	2,685	2,806
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(a)	5,395	5,449
Pioneer Natural Resources Co., 6.650%, 03/15/17	2,915	2,875
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510	2,566
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	2,095	2,153
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,390	1,428
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130	2,173
Sabine Pass LNG LP, 7.250%, 11/30/13(f)	1,845	1,674
Sabine Pass LNG LP, 7.500%, 11/30/16	2,785	2,319
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31	70	70
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(a)	6,335	6,224
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(a)	8,825	8,824
Tesoro Corp., 6.625%, 11/01/15, Callable 11/01/10 @ 103.31	2,560	2,432
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	2,595	2,686
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	2,410	2,157
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(a)	9,365	8,475

		133,570

Packaging & Containers (1.0%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	900	932
Crown Americas, Inc., 7.625%, 05/15/17, Callable 05/15/13 @ 103.81(a)	2,130	2,210
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/10 @ 101.58	1,720	1,776
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	2,175	2,306
Greif, Inc., 7.750%, 08/01/19	2,980	3,040
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(a)	2,010	2,216
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63	1,720	1,868
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(a)	1,185	1,287

		15,635

Pharmaceuticals (0.2%)
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(a)	2,510	2,585

Pipelines (3.4%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	2,106
Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88	1,450	1,454
Dynegy Holdings, Inc., 7.500%, 06/01/15	5,630	5,264
Dynegy Holdings, Inc., 7.750%, 06/01/19	12,895	11,186
El Paso Corp., 7.250%, 06/01/18	1,590	1,571
El Paso Corp., MTN, 8.250%, 02/15/16	7,215	7,702
Kinder Morgan Finance, 5.700%, 01/05/16	1,690	1,622
Knight, Inc., 6.500%, 09/01/12	125	130
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	10,690	11,011
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(a)	3,290	3,504
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13(a)	4,790	4,748
Transcontinental Gas Pipeline Corp., Ser B, 8.875%, 07/15/12	325	373
Williams Partners LP, 7.500%, 06/15/11	4,000	4,090

		54,761

Real Estate (0.8%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 01/25/10 @ 102.03	3,450	3,519
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	8,830	9,007

		12,526

Real Estate Investment Trust (1.2%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(a)	3,400	3,455
FelCor Lodging LP, 10.000%, 10/01/14(a)	4,530	4,570
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(a)(f)	2,010	2,173
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/10 @ 101.19	2,680	2,724
Host Marriott LP, 6.750%, 06/01/16, Callable 06/01/11 @ 103.33	4,395	4,373
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	1,073	1,062
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	1,655	1,597

		19,954

Retail (3.1%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31(f)	1,338	1,482
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(a)	2,095	2,215
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	1,135	1,159
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	1,120	1,151
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	4,370	4,381
Macy’s Retail Holdings, Inc., 8.875%, 07/15/15(e)	7,000	7,718
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	7,080	6,903
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(a)	12,200	12,444
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(a)	6,540	7,161
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(a)	6,265	6,375

		50,989

Semiconductors (0.5%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(a)	2,450	2,441
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63(f)	5,840	6,205

		8,646

Software (0.1%)
JDA Software Group, Inc., 8.000%, 12/15/14, Callable 12/15/12 @ 104(a)	2,280	2,326

Telecommunication Services (16.1%)
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	5,250	5,329
Clearwire Communication LLC/Finance, Inc., 12.000%, 12/01/15, Callable 12/01/12 @ 106(a)	5,860	5,948
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81(a)	4,705	4,693
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	1,255	1,337
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(a)	9,110	9,748
Frontier Communications Corp., 8.250%, 05/01/14	3,135	3,268
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(a)	9,000	9,259
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(a)	7,535	8,270
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	2,875	2,940
Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @103.69(a)	5,780	5,910
Intelsat Corp., 9.250%, 08/15/14, Callable 08/15/10 @ 103.13	1,000	1,028
Intelsat Jackson Holdings Ltd., 8.500%, 11/01/19, Callable 11/01/14 @ 104.25(a)	6,030	6,211
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(a)	5,355	5,462
Intelsat Subsidiary Holding Co. Ltd., Ser B, 8.875%, 01/15/15, Callable 01/15/10 @ 104.44(a)	1,500	1,545
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	7,310	7,749
Level 3 Financing, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	6,500	6,143
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	5,195	4,740
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	3,985	4,035
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 8/1/10 @ 100.92	3,395	3,302
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86	11,855	11,499
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44(a)	9,400	9,153
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	4,200	4,253
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	6,065	6,095
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(a)	8,080	8,302
Qwest Corp., 3.504%, 06/15/13(b)	2,100	2,021
Rainbow National Services LLC, 8.750%, 09/01/12, Callable 09/01/10 @ 100(a)	300	306
Rainbow National Services LLC, 10.375%, 09/01/14, Callable 09/01/10 @ 103.49(a)	1,525	1,609
SBA Telecommunications, Inc., 8.000%, 08/15/16, Callable 08/15/12 @ 106(a)	1,860	1,944
Sprint Capital Corp., 7.625%, 01/30/11	2,850	2,918
Sprint Capital Corp., 8.375%, 03/15/12	4,095	4,238
Sprint Capital Corp., 6.900%, 05/01/19	3,240	2,981
Sprint Capital Corp., 8.750%, 03/15/32	6,685	6,301
Sprint Nextel Corp., 6.000%, 12/01/16	1,050	958
Sprint Nextel Corp., 8.375%, 08/15/17	6,500	6,630
Telcordia Technologies, Inc., 4.034%, 07/15/12, Callable 07/15/10 @ 100(a)(b)	3,200	2,932
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88	2,580	2,657
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Viasat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66(a)	11,415	11,757
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	562	580
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56(f)	7,350	7,745
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	8,735	8,986
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	5,500	5,906
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(a)	9,550	10,219
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(a)	13,700	14,967
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(a)	22,430	22,093
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	1,482	1,508
Windstream Corp., 7.875%, 11/01/17(a)	7,000	6,913

		262,388

Transportation (1.5%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	1,870	1,851
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(a)	580	603
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106(a)	3,505	3,645
RailAmerica, Inc., 9.250%, 07/01/17, Calllable 07/01/13 @ 104.63	7,425	7,898
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	825	863
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	550	549
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	525	516
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15(f)	6,900	7,978

		23,903

Total Corporate Bonds		1,527,105

Convertible Corporate Bonds (0.6%)
Diversified Financial Services (0.6%)
AmeriCredit Corp., 0.750%, 09/15/11	6,265	5,787
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	4,500	4,444

Total Convertible Corporate Bonds		10,231

Short-Term Investment (2.4%)
RidgeWorth Funds Securities Lending Joint Account(h)(i)	39,434	39,434

Total Short-Term Investment		39,434

Money Market Fund (3.4%)
RidgeWorth Institutional Cash Management Money Market Fund(i)	54,627,988	54,628

Total Money Market Fund		54,628

Total Investments (Cost $1,541,100) — 100.9%		1,643,615
Liabilities in excess of other assets — (0.9)%		(14,021)

Net Assets — 100.0%		$1,629,594

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 37.2% of net assets as of December 31, 2009.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(c)	The Fund’s adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2009 are identified below (in thousands):

Issue	Acquisition				Percentage of
Description	Date	Cost($)	Par($)	Value($)	Net Assets(%)
East Valley Tourist
Development Authority	08/06/07	11,441	11,556	8,089	0.50
Local Insight Regatta
Holdings, Inc.	11/14/07	1,650	1,650	1,064	0.10
Reichold Industries, Inc.	08/10/06	2,195	2,220	1,865	0.11

(d)	Security in default.

(e)	Step bond. The rate shown is the rate in effect as of December 31, 2009.

(f)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $37,470.

(g)	Perpetual maturity.

(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(i)	Affiliate investment.

MTN	Medium Term Note

PIK	Payment in-kind
As of December 31, 2009, the Fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)
Calpine Corp.	5,000	(744)

		(744)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Commercial Paper (0.8%)
Diversified Financial Services (0.8%)
BlackRock, Inc., 0.180%, 01/15/10(a)(b)	4,000	4,000

Total Commercial Paper		4,000

Asset-Backed Securities (4.9%)
Automobiles ABS (3.0%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3, 2.910%, 03/15/12	3,900	3,970
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	1,395	1,409
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A2, 0.800%, 03/15/12	4,485	4,479
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3, 2.310%, 05/15/13	1,880	1,904
Nissan Auto Lease Trust, Ser 2009-B, Cl A3, 2.070%, 01/15/15	2,275	2,291

		14,053

Credit Card ABS (1.9%)
Discover Card Master Trust, Ser 2008-A3, Cl A3, 5.100%, 10/15/13	4,050	4,237
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	4,530	4,534

		8,771

Total Asset-Backed Securities		22,824

Collateralized Mortgage Obligations (15.1%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 4.140%, 05/25/35(c)	1,640	1,147
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.945%, 08/25/35(c)	2,318	1,763
Banc of America Alternative Loan Trust, Ser 2005-4, Cl CB7, 5.250%, 01/25/21	3,713	3,369
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,315
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.648%, 11/25/35(c)	1,984	1,405
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.674%, 03/25/36(c)	2,796	1,362
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	354	356
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	2,459	2,422
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(c)	2,625	2,639
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	4,380	4,357
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.300%, 07/15/36	1,290	1,293
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	1,110	1,111
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Ser 2005-1, Cl 2A1, 5.636%, 02/25/20(c)	3,100	2,587
Fannie Mae, Ser 2009-37, Cl HA, 4.000%, 04/25/19	4,073	4,217
Federal Home Loan Bank, Ser 5G-2012, Cl 1, 4.970%, 02/24/12	2,499	2,600
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.387%, 09/25/35(c)	1,703	1,175
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 3.152%, 08/25/34(c)	1,809	1,678
GE Capital Commercial Mortgage Corp., Ser 2004-C2, Cl A3, 4.641%, 03/10/40	1,700	1,736
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.340%, 06/10/36	353	353
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	3,691	3,684
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	2,000	2,008
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIBC, Cl A3, 6.260%, 03/15/33	4,117	4,236
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	2,373	2,371
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	3,082	3,199
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	2,749	2,752
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.446%, 07/25/19	3,289	3,150
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 3.195%, 04/25/34(c)	1,093	1,017
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	465	455
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	2,403	2,391
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 3.962%, 01/25/37(c)	2,096	1,552
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	683	689
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	1,097	1,072
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(c)	2,087	1,843
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.242%, 04/25/36(c)	2,790	2,303

Total Collateralized Mortgage Obligations		70,607

Corporate Bonds (43.2%)
Auto Parts & Equipment (0.2%)
Johnson Controls, Inc., 5.250%, 01/15/11(d)	1,100	1,154

Banks (9.7%)
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	3,620	3,751
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	5,260	5,678
Barclays Bank PLC, 5.450%, 09/12/12	3,875	4,191
Barclays Bank PLC, 5.200%, 07/10/14	855	906
BB&T Corp., 3.850%, 07/27/12, MTN	3,680	3,809
Capital One Financial Corp., 5.700%, 09/15/11, MTN	1,915	2,011
Citibank NA, 1.375%, 08/10/11	5,985	6,001
Deutsche Bank AG, 4.875%, 05/20/13	2,390	2,539
National City Bank, 6.200%, 12/15/11	1,730	1,842
PNC Funding Corp., 1.875%, 06/22/11	2,750	2,778
PNC Funding Corp., 5.400%, 06/10/14	990	1,059
Wachovia Corp., 5.300%, 10/15/11	2,870	3,047
Wachovia Corp., Ser G, 5.500%, 05/01/13, MTN	2,900	3,081
Wells Fargo & Co., 3.000%, 12/09/11	4,600	4,749

		45,442

Beverages (0.6%)
Anheuser-Busch InBev NV, 7.200%, 01/15/14(a)	1,550	1,758
Dr Pepper Snapple Group, Inc., 2.350%, 12/21/12	1,145	1,146

		2,904

Building Materials (0.4%)
CRH America, Inc., 6.950%, 03/15/12	1,635	1,771

Chemicals (0.9%)
Dow Chemical Co. (The), 4.850%, 08/15/12	1,070	1,125
Mosaic Co. (The), 7.375%, 12/01/14, Callable 12/01/10 @ 103.69(a)	1,135	1,215
Potash Corp. of Saskatchewan, Inc., 4.875%, 03/01/13	1,550	1,637

		3,977

Consumer Staples (0.9%)
Kellogg Co., Ser B, 6.600%, 04/01/11	2,235	2,384
Yum! Brands, Inc., 8.875%, 04/15/11	1,550	1,677

		4,061

Diversified Financial Services (18.1%)
Allstate Life Global Funding Trust, 5.375%, 04/30/13, MTN	2,045	2,183
American Express Credit Co., Ser C, 5.875%, 05/02/13, MTN	2,100	2,254
American Honda Finance Corp., 4.625%, 04/02/13, MTN(a)	2,000	2,055
BlackRock, Inc., 2.250%, 12/10/12	2,280	2,270
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	3,000	3,238
Caterpillar Financial Services Corp., 6.125%, 02/17/14	2,400	2,682
Citigroup, Inc., 6.500%, 01/18/11	1,900	1,987
CME Group, Inc., 5.400%, 08/01/13	3,320	3,583
Countrywide Financial Corp., 5.800%, 06/07/12, MTN	3,040	3,227
Credit Suisse (USA), Inc., 6.125%, 11/15/11	2,580	2,782
Credit Suisse (USA), Inc., 6.500%, 01/15/12	1,560	1,698
General Electric Capital Corp., 4.800%, 05/01/13	5,700	5,958
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	3,250	3,279
Goldman Sachs Group, Inc. (The), 6.600%, 01/15/12	5,985	6,507
JPMorgan Chase & Co., 2.200%, 06/15/12	5,500	5,576
JPMorgan Chase & Co., 5.750%, 01/02/13	5,500	5,866
Merrill Lynch & Co., Inc., 6.150%, 04/25/13, MTN	2,785	2,980
MetLife Global Funding I, 5.125%, 04/10/13(a)	3,000	3,178
Morgan Stanley, 3.250%, 12/01/11	6,000	6,223
Morgan Stanley, 5.300%, 03/01/13	4,755	5,012
Province of Ontario, 1.875%, 11/19/12	4,675	4,628
Prudential Financial, Inc., Ser D, 5.150%, 01/15/13, MTN	1,660	1,746
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,550	1,857
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	1,115	1,099
Westpac Banking Corp., 2.250%, 11/19/12	1,100	1,097
Woodside Finance Ltd., 4.500%, 11/10/14(a)	1,800	1,816

		84,781

Electric (1.0%)
Alabama Power Co., 5.800%, 11/15/13	2,000	2,192
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	1,080	1,090
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	1,200	1,296

		4,578

Industrials (1.0%)
Dover Corp., 6.500%, 02/15/11	3,385	3,576
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	1,100	1,188

		4,764

Information Technology (0.3%)
Hewlett-Packard Co., 5.250%, 03/01/12	1,495	1,604

Insurance (0.4%)
New York Life Global Funding, 2.250%, 12/14/12(a)	1,710	1,700

Media (1.5%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	1,888	1,993
Cox Communications, Inc., 7.750%, 11/01/10	1,495	1,565
Time Warner, Inc., 6.875%, 05/01/12	1,550	1,697
Time Warner, Inc., 5.400%, 07/02/12	1,720	1,838

		7,093

Metals (0.4%)
ArcelorMittal, 5.375%, 06/01/13	1,950	2,058

Oil & Gas (1.8%)
Anadarko Finance Co., Ser B, 6.750%, 05/01/11	2,105	2,224
Apache Corp., 6.250%, 04/15/12	990	1,079
Devon Energy Corp., 5.625%, 01/15/14	1,500	1,620
Devon Financing Corp. ULC, 6.875%, 09/30/11	195	212
Weatherford International Ltd., 5.150%, 03/15/13	1,215	1,272
XTO Energy, Inc., 5.000%, 08/01/10	2,170	2,223

		8,630

Pharmaceuticals (0.7%)
Pfizer, Inc., 4.450%, 03/15/12	3,230	3,416

Pipelines (1.8%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	1,450	1,534
DCP Midstream LLC, 7.875%, 08/16/10	1,405	1,461
Energy Transfer Partners LP, 5.650%, 08/01/12	1,565	1,663
Kinder Morgan Energy Partners LP, 7.125%, 03/15/12	1,640	1,788
ONEOK Partners LP, 7.100%, 03/15/11	944	994
Plains All America Pipeline LP, 4.250%, 09/01/12	815	841

		8,281

Retail (0.2%)
CVS Caremark Corp., 1.756%, 09/10/10(c)	825	832

Telecommunication Services (2.8%)
Alltel Corp., 7.000%, 07/01/12	1,550	1,710
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	3,000	3,256
New Cingular Wireless Services, Inc., 8.125%, 05/01/12	4,020	4,542
Rogers Wireless, Inc., 9.625%, 05/01/11	1,748	1,918
Vodafone Group PLC, 5.350%, 02/27/12	1,565	1,670

		13,096

Transportation (0.4%)
Union Pacific Corp., 6.650%, 01/15/11	1,900	2,004

Total Corporate Bonds		202,146

U.S. Government Agencies (13.7%)
Fannie Mae (7.5%)
0.100%, 02/04/10(b)	11,350	11,350
2.000%, 03/02/11, Callable 03/02/10 @ 100	6,350	6,368
3.375%, 05/19/11	7,700	7,971
2.500%, 02/17/12, Callable 02/17/10 @ 100	7,750	7,771
3.000%, 09/29/14, Callable 09/29/11 @ 100	2,250	2,237

		35,697

Federal Home Loan Bank (1.5%)
1.625%, 01/21/11	6,850	6,925

Freddie Mac (4.7%)
2.050%, 03/09/11, Callable 03/09/10 @ 100	5,000	5,013
2.500%, 03/23/12, Callable 03/23/10 @ 100	5,080	5,100
2.350%, 08/27/12, Callable 08/27/10 @ 100	5,975	6,015
1.700%, 12/17/12, Callable 12/17/10 @ 100	5,625	5,553

		21,681

Total U.S. Government Agencies		64,303

U.S. Government Agency Mortgages (9.7%)
Fannie Mae (7.8%)
6.955%, 10/01/10(c)	2,871	2,925
7.010%, 12/01/10(c)	4,027	4,143
5.620%, 02/01/12	3,995	4,239
4.826%, 01/01/13	1,244	1,313
4.927%, 02/01/13(c)	1,488	1,569
5.150%, 02/01/13	7,115	7,608
4.497%, 08/01/13	2,673	2,791
5.970%, 08/01/16	4,893	5,350
6.000%, 12/25/30	2,610	2,743
3.107%, 10/01/33(c)	504	519
4.622%, 05/01/35(c)	3,243	3,353

		36,553

Freddie Mac (1.9%)
5.591%, 01/25/12(c)	945	992
4.500%, 08/15/19	58	60
3.160%, 04/01/34(c)	678	698
6.186%, 09/01/36(c)	2,529	2,684
5.517%, 04/01/37(c)	4,025	4,269
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
		8,703

Total U.S. Government Agency Mortgages		45,256

U.S. Treasury Obligations (8.3%)
U.S. Treasury Bill (2.6%)
1.500%, 10/31/10	11,916	12,021
U.S. Treasury Notes (3.7%)
2.375%, 08/31/10	11,885	12,042
0.875%, 04/30/11	4,188	4,194
1.750%, 08/15/12	570	574
4.125%, 08/31/12	580	620

		17,430

U.S. Treasury Note TIPS (2.0%)
0.875%, 04/15/10	9,357	9,389

Total U.S. Treasury Obligations		38,840

Short-Term Investment (0.3%)
RidgeWorth Funds Securities Lending Joint Account(e)(f)	1,188	1,188

Money Market Funds (3.6%)
Federated Government Obligations Money Market Fund	2,336,642	2,337
RidgeWorth Institutional Cash Management Money Market Fund(e)	14,485,750	14,486

Total Money Market Funds		16,823

Total Investments (Cost $463,745) — 99.6%		465,987
Other assets in excess of liabilities — 0.4%		1,864

Net Assets — 100.0%		$467,851

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.4% of net assets as of December 31, 2009.

(b)	Rate represents the effective yield at purchase.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(d)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $1,165.

(e)	Affiliate investment.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

MTN	Medium Term Note

ULC	Unlimited Liability Co.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (95.8%)
U.S. Treasury Notes (95.8%)
2.375%, 08/31/10	3,230	3,273
4.500%, 11/15/10	5,500	5,691
0.875%, 04/30/11	21,265	21,293
1.750%, 11/15/11	29,125	29,493
4.625%, 02/29/12	12,500	13,397
1.750%, 08/15/12	13,500	13,588
4.125%, 08/31/12	3,350	3,581
3.125%, 04/30/13	7,800	8,127
1.875%, 04/30/14	925	906

		99,349

Total U.S. Treasury Obligations		99,349

Money Market Fund (3.5%)
Federated U.S. Treasury Cash Reserves Fund	3,657,115	3,657

Total Money Market Fund		3,657

Total Investments (Cost $102,391) — 99.3%		103,006
Other assets in excess of liabilities — 0.7%		755

Net Assets — 100.0%		$103,761

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.2%)
Home Equity ABS (0.2%)
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	896	821
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	832	743

Total Asset-Backed Securities		1,564

Collateralized Mortgage Obligations (6.7%)
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.179%, 09/10/47(a)	5,438	5,340
CS First Boston Mortgage Securities Corp., Ser 2001-CP4, Cl A4, 6.180%, 12/15/35	45	47
CS First Boston Mortgage Securities Corp., Ser 2005-C5, Cl A3, 5.100%, 08/15/38	4,070	3,986
CS First Boston Mortgage Securities Corp., Ser 2005-C6, Cl AM, 5.230%, 12/15/40	1,860	1,510
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	4,087	4,263
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	6,180	6,349
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	940	954
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,572	1,628
GS Mortgage Securities Corp. II, Ser 2005-GG4, Cl A4, 4.761%, 07/10/39	8,111	7,344
GS Mortgage Securities Corp. II, Ser 2009-RR1, Cl GGA, 6.081%, 07/12/38(b)	3,346	3,242
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26	1,834	1,881
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl AM, 5.017%, 09/15/40	3,993	3,272
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A3, 5.474%, 11/15/30(a)	3,736	3,768
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30(a)	2,581	2,537
Nomura Asset Securities Corp., Ser 1998-D6, Cl A2, 6.992%, 03/15/30(a)	2,789	3,075

Total Collateralized Mortgage Obligations		49,196

Corporate Bonds (32.2%)
Advertising (0.1%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/10 @ 102.53	160	164
Interpublic Group Cos., Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	60	67
Lamar Media Corp., 9.750%, 04/01/14	120	132

		363

Aerospace/Defense (0.7%)
Boeing Co. (The), 5.125%, 02/15/13	1,202	1,285
General Dynamics Corp., 5.250%, 02/01/14	870	947
Spirit AeroSystems Holdings, Inc., 7.500%, 10/01/17, Callable 10/01/13 @ 103.75(b)	100	99
Triumph Group, Inc., 8.000%, 11/15/17, Callable 11/15/13 @ 104(b)	40	40
United Technologies Corp., 6.125%, 02/01/19	2,336	2,581

		4,952

Airlines (0.0%)
Delta Air Lines, Inc., 9.500%, 09/15/14, Callable 09/15/11 @ 107.12(b)	140	143
Delta Air Lines, Inc., 12.250%, 03/15/15, Callable 03/15/12 @ 108.81(b)	160	160

		303

Apparel (0.0%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	40	42

Auto Parts & Equipment (0.1%)
Affinia Group, Inc., 10.750%, 08/15/16, Callable 08/15/12 @ 108.06(b)	30	33
American Axle & Manufacturing, Inc., 9.250%, 01/15/17, Callable 01/15/14 @ 104.63(b)	180	183
Goodyear Tire & Rubber Co. (The), 10.500%, 05/15/16, Callable 05/15/12 @ 107.88	210	232
Navistar International Corp., 8.250%, 11/01/21, Callable 11/01/14 @ 104.13	75	77
TRW Automotive, Inc., 8.875%, 12/01/17, Callable 12/01/13 @ 104.44(b)	85	88

		613

Banks (0.9%)
Bank of New York Mellon (The), Ser G, MTN, 4.950%, 11/01/12	1,570	1,691
Bank of New York Mellon (The), Ser G, MTN, 4.500%, 04/01/13	701	740
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Barclays Bank PLC, 2.500%, 01/23/13	1,317	1,315
Barrick International Bank Corp., 6.350%, 10/15/36(b)	875	900
Northern Trust Corp., 5.200%, 11/09/12	1,707	1,854

		6,500

Beverages (1.0%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12(b)	1,909	1,918
Anheuser-Busch InBev NV, 8.200%, 01/15/39(b)	1,114	1,409
Constellation Brands, Inc., Ser B, 8.125%, 01/15/12, Callable 01/15/10 @ 100	125	125
Diageo Capital PLC, 5.200%, 01/30/13	806	863
PepsiCo, Inc., 7.900%, 11/01/18	1,169	1,435
SABMiller PLC, 6.200%, 07/01/11(b)	1,636	1,731

		7,481

Building (0.0%)
KB Home, 9.100%, 09/15/17	55	58
Owens Corning, Inc., 9.000%, 06/15/19	75	84
Pulte Homes, Inc., 5.250%, 01/15/14	100	98

		240

Building Materials (0.0%)
USG Corp., 9.750%, 08/01/14(b)	60	64
USG Corp., 9.500%, 01/15/18(c)	25	26

		90

Chemicals (0.4%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	775	804
Compass Minerals International, Inc., 8.000%, 06/01/19, Callable 06/01/14 @ 104(b)	60	62
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,296	1,395
Georgia Gulf Corp., 9.000%, 01/15/17, Callable 01/15/14 @ 104.50(b)	50	51
Huntsman International LLC, 5.500%, 06/30/16(b)	45	40
Nalco Co., 8.250%, 05/15/17(b)	60	64
Nova Chemicals Corp., 8.625%, 11/01/19, Callable 11/01/14 @ 104.31(b)	45	45
Solutia, Inc., 8.750%, 11/01/17, Callable 11/01/13 @ 104.38	40	42
Terra Capital, Inc., 7.750%, 11/01/19, Callable 11/01/14 @ 103.88(b)	70	75

		2,578

Coal (0.0%)
Arch Coal, Inc., 8.750%, 08/01/16, Callable 08/01/13 @ 104.38(b)	55	58

Commercial Services (1.1%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,281	1,343
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,017	1,037
Geokinetics Holdings, Inc., 9.750%, 12/15/14, Callable 12/15/11 @ 104.88(b)	145	142
Hertz Corp., 8.875%, 01/01/14, Callable 03/01/10 @ 104.44	635	649
National Money Mart Co., 10.375%, 12/15/16, Callable 12/15/13 @ 105.19(b)	40	41
Norcraft Cos. LP/Finance Corp., 10.500%, 12/15/15, Callable 12/15/12 @ 105.25(b)	8	8
RSC Equipment Rental, Inc., 10.000%, 07/15/17, Callable 07/15/13 @ 105(b)	50	54
Ticketmaster Entertainment, Inc., 10.750%, 08/01/16, Callable 08/01/12 @ 105.38	6	6
United Rentals NA, Inc., 6.500%, 02/15/12, Callable 02/15/10 @ 100	60	60
United Rentals NA, Inc., 9.250%, 12/15/19, Callable 12/15/14 @ 104.63	755	780
Veolia Environnement, 6.000%, 06/01/18	1,496	1,580
Xerox Corp., 5.500%, 05/15/12	822	869
Xerox Corp., 6.350%, 05/15/18	1,221	1,274

		7,843

Computers (0.6%)
Hewlett-Packard Co., 4.500%, 03/01/13	694	736
IBM Corp., 7.625%, 10/15/18	3,056	3,732
Seagate Technology International Co. Ltd., 10.000%, 05/01/14, Callable 05/01/13 @ 105(b)	20	22

		4,490

Consumer Staples (0.8%)
Dole Food Co., 8.000%, 10/01/16, Callable 10/01/12 @ 104(b)	55	56
Kellogg Co., 4.250%, 03/06/13	1,052	1,103
Kimberly-Clark Corp., 7.500%, 11/01/18	510	617
Kroger Co. (The), 7.500%, 01/15/14	663	757
Procter & Gamble Co., 4.600%, 01/15/14	1,950	2,076
Revlon Consumer Products Corp., 9.750%, 11/15/15, Callable 11/15/12 @ 104.88(b)	55	57
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	180	183
SUPERVALU, Inc., 8.000%, 05/01/16	215	218
Walgreen Co., 4.875%, 08/01/13	976	1,048

		6,115

Diversified Financial Services (5.0%)
American General Finance Corp., Ser H, MTN, 4.625%, 09/01/10(d)	110	107
American General Finance Corp., Ser H, MTN, 4.000%, 03/15/11	125	113
American General Finance Corp., Ser H, MTN, 5.375%, 10/01/12	75	60
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
American General Finance Corp., Ser I, MTN, 5.400%, 12/01/15	75	52
American General Finance Corp., Ser J, MTN, 6.900%, 12/15/17	750	521
Bank of America Corp., Ser K, 8.000% (e)	545	525
BP Capital Markets PLC, 5.250%, 11/07/13	2,783	3,031
Cemex Finance LLC, 9.500%, 12/14/16, Callable 12/14/13 @ 104.75(b)	100	105
CIT Group, Inc., 7.000%, 05/01/13, Callable 01/01/11 @ 102(d)	370	345
CIT Group, Inc., 7.000%, 05/01/14, Callable 01/01/11 @ 102	65	60
CIT Group, Inc., 7.000%, 05/01/15, Callable 01/01/11 @ 102	240	215
CIT Group, Inc., 7.000%, 05/01/16, Callable 01/01/11 @ 102	275	242
CIT Group, Inc., 7.000%, 05/01/17, Callable 01/01/11 @ 102	145	126
Citigroup Capital XXI, 8.300%, 12/21/57, Callable 12/21/37 @ 100(a)	90	87
CME Group, Inc., 5.400%, 08/01/13	1,350	1,457
CME Group, Inc., 5.750%, 02/15/14	1,187	1,298
Credit Suisse (USA), Inc., 5.300%, 08/13/19	2,021	2,076
Ford Motor Credit Co. LLC, 7.800%, 06/01/12	100	101
Ford Motor Credit Co. LLC, 7.500%, 08/01/12	100	101
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	25	25
Ford Motor Credit Co. LLC, 8.700%, 10/01/14	550	575
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	2,086
Goldman Sachs Group, Inc., 6.150%, 04/01/18	145	155
Goldman Sachs Group, Inc., 7.500%, 02/15/19	843	983
Goldman Sachs Group, Inc., MTN, 6.000%, 05/01/14	448	490
Jefferies Group, Inc., 8.500%, 07/15/19	1,833	2,004
JPMorgan Chase & Co., 6.300%, 04/23/19	2,964	3,260
Lazard Group LLC, 7.125%, 05/15/15	2,075	2,154
Morgan Stanley, 7.300%, 05/13/19	1,795	2,016
Morgan Stanley, Ser F, MTN, 6.625%, 04/01/18	2,604	2,815
NYSE Euronext, 4.800%, 06/28/13	1,631	1,711
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	869	938
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	1,990	2,252
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/10 @ 102.28	210	215
TIAA Global Markets, 5.125%, 10/10/12(b)	1,572	1,694
UPC Germany GmbH, 8.125%, 12/01/17, Callable 12/01/12 @ 108.12(b)	100	101
Woodside Finance Ltd., 8.750%, 03/01/19(b)	2,466	2,997

		37,093

Diversified Minerals (0.0%)
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	170	188
Teck Cominco Ltd., 6.125%, 10/01/35	10	9

		197

Diversified Operations (0.5%)
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,995	2,229
Koppers, Inc., 7.875%, 12/01/19, Callable 12/01/14 @ 103.94(b)	12	12
Leucadia National Corp., 8.125%, 09/15/15	785	801
McJunkin Red Man Corp., 9.500%, 12/15/16, Callable 12/15/12 @ 107.12(b)	300	293
Reynolds Group, Inc. (The), 7.750%, 10/15/16, Callable 10/15/12 @ 103.88(b)	175	179

		3,514

Electric (2.7%)
AES Corp. (The), 7.750%, 03/01/14	165	167
AES Corp. (The), 9.750%, 04/15/16(b)	25	27
AES Corp. (The), 8.000%, 10/15/17	210	216
Alabama Power Co., 5.800%, 11/15/13	1,122	1,229
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 104.31	95	97
Calpine Construction Finance Co., 8.000%, 06/01/16, Callable 06/01/13 @ 104(b)	65	67
Calpine Corp., 7.250%, 10/15/17, Callable 10/15/13 @ 103.63(b)	515	494
CMS Energy Corp., 6.300%, 02/01/12	55	56
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	452	527
E.ON International Finance BV, 5.800%, 04/30/18(b)	3,165	3,398
Edison Mission Energy, 7.500%, 06/15/13	200	188
Enel Finance International, 6.800%, 09/15/37(b)	1,438	1,590
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,388	1,488
Georgia Power Co., 6.000%, 11/01/13	688	765
Inergy LP/Inergy Finance Corp., 8.750%, 03/01/15, Callable 03/01/13 @ 104.38	65	67
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,229	1,259
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Mirant North America LLC, 7.375%, 12/31/13, Callable 12/31/10 @ 101.84	400	396
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	515	516
NRG Energy, Inc., 8.500%, 06/15/19, Callable 06/15/14 @ 104.25	620	636
Pacific Gas & Electric Co., 8.250%, 10/15/18	323	394
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,418	1,480
Public Service Colorado, Ser 17, 6.250%, 09/01/37	780	852
RRI Energy, Inc., 6.750%, 12/15/14, Callable 12/15/10 @ 102.25	243	248
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	193	199
Southern California Edison Co., 5.750%, 03/15/14	1,262	1,395
United Maritime Group LLC/ Finance Corp., 11.750%, 06/15/15, Callable 12/15/12 @ 105.88(b)	85	85
Virginia Electric & Power Co., 8.875%, 11/15/38	821	1,159
Wisconsin Power & Light Co., 6.375%, 08/15/37	749	798

		19,793

Electronics (0.0%)
Flextronics International Ltd., 6.500%, 05/15/13, Callable 05/15/10 @ 101.08	71	71
Jabil Circuit, Inc., 7.750%, 07/15/16	55	58
Viasystems Group, Inc., 12.000%, 01/15/15, Callable 07/15/12 @ 106(b)	20	21

		150

Entertainment (0.1%)
Penn National Gaming, Inc., 8.750%, 08/15/19, Callable 08/15/14 @ 104.38(b)	160	164
Scientific Games International, Inc., 9.250%, 06/15/19, Callable 06/15/14 @ 104.63	260	273
Speedway Motorsports, Inc., 8.750%, 06/01/16, Callable 06/01/13 @ 104.38	90	95
Videotron Ltee, 6.875%, 01/15/14, Callable 01/15/10 @ 102.29	170	171

		703

Environmental Control (0.0%)
Casella Waste Systems, Inc., 11.000%, 07/15/14, Callable 07/15/12 @ 105.50(b)	35	38

Forest Products & Paper (0.0%)
Boise Paper Holdings LLC/Finance Co., 9.000%, 11/01/17, Callable 11/01/13 @ 104.50(b)	50	52
NewPage Corp., 11.375%, 12/31/14, Callable 03/31/12 @ 105(b)	160	162
Verso Paper Holdings LLC, 11.500%, 07/01/14, Callable 01/01/12 @ 105(b)(d)	55	61

		275

Health Care (0.8%)
Apria Healthcare Group, Inc., Ser A1, 11.250%, 11/01/14, Callable 11/01/11 @ 105.62(b)	200	220
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	285	310
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	970	1,004
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	60	63
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	725	778
HCA, Inc., 9.875%, 02/15/17, Callable 02/15/13 @ 104.94(b)	60	66
HCA, Inc., 8.500%, 04/15/19, Callable 04/15/14 @ 104.25(b)	95	102
HCA, Inc., 7.875%, 02/15/20, Callable 08/15/14 @ 103.94(b)	155	161
Inverness Medical Innovations, Inc., 7.875%, 02/01/16, Callable 02/01/13 @ 103.94	230	225
Pfizer, Inc., 6.200%, 03/15/19	1,501	1,669
Tenet Healthcare Corp., 8.875%, 07/01/19, Callable 07/01/14 @ 104.44(b)	455	491
U.S. Oncology, Inc., 9.125%, 08/15/17, Callable 08/15/13 @ 104.56	180	189
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	300	296

		5,574

Household Products/Wares (0.0%)
ACCO Brands Corp., 10.625%, 03/15/15, Callable 09/15/12 @ 105.31(b)	70	77

Industrials (0.0%)
Mohawk Industries, Inc., 6.625%, 01/15/16(c)	195	194

Insurance (0.8%)
Allstate Corp., 7.450%, 05/16/19	1,911	2,220
American International Group, Inc., 8.175%, 05/15/58, Callable 05/15/38 @ 100	130	86
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,582	1,671
Genworth Financial, Inc., 6.150%, 11/15/66, Callable 11/15/16 @ 100	40	28
Hartford Financial Services Group, Inc., 8.125%, 06/15/38, Callable 06/15/18 @ 100	85	82
ING Capital Funding Trust III, 8.439%(e)	150	129
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
ING Groep NV, 5.775%(e)	70	52
Lincoln National Corp., 7.000%, 05/17/66, Callable 05/17/16 @ 100	50	42
Lincoln National Corp., 6.050%, 04/20/67, Callable 04/20/17 @ 100	35	27
MetLife, Inc., Ser A, 6.817%, 08/15/18	511	569
Teachers Insurance & Annuity Association of America, 6.850%, 12/16/39(b)	1,226	1,267

		6,173

Lodging (0.2%)
Ameristar Casinos, Inc., 9.250%, 06/01/14, Callable 12/01/11 @ 104.63(b)	220	228
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	100	105
Harrah’s Operating Escrow LLC, 11.250%, 06/01/17, Callable 06/01/13 @ 105.62(b)	35	37
MGM Mirage, Inc., 10.375%, 05/15/14(b)	395	429
MGM Mirage, Inc., 11.125%, 11/15/17, Callable 05/15/13 @ 105.56(b)	10	11
MTR Gaming Group, Inc., 12.625%, 07/15/14, Callable 07/15/11 @ 106.31(b)	60	58
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	40	43
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/10 @ 102.21(d)	80	77
Wynn Las Vegas LLC, 7.875%, 11/01/17, Callable 11/01/13 @ 103.94(b)	305	309

		1,297

Machinery Diversified (0.0%)
Altra Holdings, Inc., 8.125%, 12/01/16, Callable 12/01/12 @ 106.09(b)	30	31
Case New Holland, Inc., 7.750%, 09/01/13(b)	20	20
CPM Holdings, Inc., 10.625%, 09/01/14, Callable 09/01/12 @ 105.31(b)	30	32
Terex Corp., 10.875%, 06/01/16, Callable 06/01/13 @ 105.44	230	256

		339

Materials (0.7%)
Newmont Mining Corp., 6.250%, 10/01/39	4,865	4,871
Nucor Corp., 5.850%, 06/01/18	281	303
Steel Dynamics, Inc., 8.250%, 04/15/16, Callable 04/15/12 @ 103.88(b)(c)	205	213

		5,387

Media (1.0%)
Belo Corp., 8.000%, 11/15/16, Callable 11/15/13 @ 104	105	108
Cablevision Systems Corp., 8.625%, 09/15/17(b)	150	156
Clear Channel Worldwide Holdings, Inc., Ser A, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	50	51
Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17, Callable 12/15/12 @ 106.94(b)	275	283
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/10 @ 103.54	100	105
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	565	571
Mediacom LLC/Capital Corp., 9.125%, 08/15/19, Callable 08/15/14 @ 104.56(b)	95	97
Salem Communications Corp., 9.625%, 12/15/16, Callable 12/15/13 @ 104.81(b)	95	100
Sinclair Television Group, Inc., 9.250%, 11/01/17, Callable 11/01/13 @ 104.63(b)	60	62
Sirius XM Radio, Inc., 9.750%, 09/01/15, Callable 09/01/12 @ 104.88(b)	50	53
Thomson Reuters Corp., 5.950%, 07/15/13	320	350
Time Warner Cable, Inc., 8.250%, 02/14/14	1,273	1,488
Time Warner Cable, Inc., 5.850%, 05/01/17	3,266	3,432
Viacom, Inc., 6.125%, 10/05/17	324	349

		7,205

Metals (0.5%)
ArcelorMittal, 6.125%, 06/01/18	1,662	1,715
ArcelorMittal, 9.850%, 06/01/19	1,168	1,511
Barrick Gold Corp., 6.950%, 04/01/19	497	560
Edgen Murray Corp., 12.250%, 01/15/15, Callable 01/15/13 @ 106.12(b)	70	69

		3,855

Miscellaneous Manufacturer (1.0%)
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	75	78
General Electric Co., 5.000%, 02/01/13	3,538	3,743
General Electric Co., 5.250%, 12/06/17	955	976
Siemens Financierings NV, 6.125%, 08/17/26(b)	989	1,048
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,634	1,780

		7,625

Oil & Gas (2.7%)
Antero Resources Finance Corp., 9.375%, 12/01/17, Callable 12/01/13 @ 104.69(b)	110	112
Apache Corp., 6.000%, 01/15/37	738	785
Aquilex Holdings LLC/Aquilex Finance, 11.125%, 12/15/16, Callable 12/15/13 @ 105.56(b)	80	80
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Bill Barrett Corp., 9.875%, 07/15/16, Callable 07/15/13 @ 104.94	100	107
Chesapeake Energy Corp., 9.500%, 02/15/15	105	115
Concho Resources, Inc., 8.625%, 10/01/17, Callable 10/01/13 @ 104.31	100	105
ConocoPhillips, 6.500%, 02/01/39	1,458	1,618
Continental Resources, Inc., 8.250%, 10/01/19, Callable 10/01/14 @ 104.13(b)	40	42
Encore Acquisition Co., 9.500%, 05/01/16, Callable 05/01/13 @ 104.75	75	79
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35	944	877
Forest Oil Corp., 8.500%, 02/15/14(b)	115	120
Halliburton Co., 6.150%, 09/15/19	942	1,052
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	35	37
OPTI Canada, Inc., 9.000%, 12/15/12, Callable 12/15/10 @ 102(b)	110	112
Penn Virginia Corp., 10.375%, 06/15/16, Callable 06/15/13 @ 105.19	75	82
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	225	235
Pioneer Natural Resources Co., 6.650%, 03/15/17	115	113
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	115	118
Plains Exploration & Production Co., 8.625%, 10/15/19, Callable 10/15/14 @ 104.31	30	31
Praxair, Inc., 1.750%, 11/15/12	3,449	3,415
Praxair, Inc., 4.625%, 03/30/15	1,881	2,001
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	75	77
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	170	167
SandRidge Energy, Inc., 8.750%, 01/15/20, Callable 01/15/15 @ 104.38(b)	125	125
Shell International Finance BV, 6.375%, 12/15/38	3,492	3,936
Tesoro Corp., 9.750%, 06/01/19, Callable 06/01/14 @ 104.88	55	57
Transocean, Inc., 6.000%, 03/15/18	522	557
Transocean, Inc., 6.800%, 03/15/38	1,175	1,314
Weatherford International Ltd., 9.625%, 03/01/19	1,046	1,304
Weatherford International Ltd., 6.500%, 08/01/36	884	844
Western Refining, Inc., 10.750%, 06/15/14, Callable 12/15/11 @ 105(a)(b)	35	31
Western Refining, Inc., 11.250%, 06/15/17, Callable 06/15/13 @ 105.62(b)	440	398

		20,046

Packaging & Containers (0.1%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	95	98
Graphic Packaging International, Inc., 9.500%, 08/15/13, Callable 08/15/10 @ 101.58	130	134
Graphic Packaging International, Inc., 9.500%, 06/15/17, Callable 06/15/13 @ 104.75	40	42
Greif, Inc., 7.750%, 08/01/19	50	51
Plastipak Holdings, Inc., 10.625%, 08/15/19, Callable 08/15/14 @ 105.31(b)	35	39
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	20	22

		386

Pharmaceuticals (2.2%)
Abbott Laboratories, 5.600%, 11/30/17	2,541	2,760
AstraZeneca PLC, 6.450%, 09/15/37	2,426	2,731
Covidien International Finance SA, 6.000%, 10/15/17	1,505	1,627
Express Scripts, Inc., 5.250%, 06/15/12	1,740	1,849
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,655	1,785
Novartis Securities Investment Ltd., 5.125%, 02/10/19	894	939
Roche Holdings, Inc., 7.000%, 03/01/39(b)	1,925	2,329
Schering-Plough Corp., 6.550%, 09/15/37(d)	1,132	1,286
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	638	659
Valeant Pharmaceuticals International, 8.375%, 06/15/16, Callable 06/15/12 @ 104.19(b)	40	41

		16,006

Pipelines (1.8%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,376	1,550
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	110	111
Dynegy Holdings, Inc., 7.500%, 06/01/15	460	430
El Paso Corp., 7.875%, 06/15/12(d)	230	238
El Paso Corp., MTN, 8.250%, 02/15/16	100	107
El Paso Natural Gas, 5.950%, 04/15/17	473	487
Energy Transfer Partners LP, 9.000%, 04/15/19	1,616	1,926
Energy Transfer Partners LP, 7.500%, 07/01/38	961	1,053
Enterprise Products Operating LP, 5.250%, 01/31/20	2,522	2,494
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	350	361
Regency Energy Partners LP, 9.375%, 06/01/16, Callable 06/01/13 @ 104.69(b)	60	64
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,099	1,215
Southern Natural Gas Co., 5.900%, 04/01/17(b)	369	379
TransCanada Pipelines, 7.625%, 01/15/39	1,276	1,572
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	365	389
Williams Cos., Inc. (The), 8.750%, 01/15/20	873	1,041

		13,417

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/10 @ 101.78	420	428

Real Estate Investment Trust (0.4%)
DuPont Fabros Technology LP, 8.500%, 12/15/17, Callable 12/15/13 @ 104.25(b)	45	46
FelCor Lodging LP, 10.000%, 10/01/14(b)	70	71
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	2,620	2,595
Host Hotels & Resorts LP, 9.000%, 05/15/17, Callable 05/15/13 @ 104.50(b)(d)	200	216
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/10 @ 101.19	105	107
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/10 @ 102.33	25	25
Ventas Realty LP/Ventas Capital Corp., Ser 1, 6.500%, 06/01/16, Callable 06/01/11 @ 103.25	30	29

		3,089

Retail (1.2%)
Dollar General Corp., 10.625%, 07/15/15, Callable 07/15/11 @ 105.31	17	19
Ferrellgas Partners LP, 9.125%, 10/01/17, Callable 10/01/13 @ 104.56(b)	30	32
Macy’s Retail Holdings, Inc., 5.350%, 03/15/12	20	20
Macy’s Retail Holdings, Inc., 5.875%, 01/15/13	20	21
Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	100	100
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	525	512
QVC, Inc., 7.500%, 10/01/19, Callable 10/01/14 @ 103.75(b)	80	82
Tesco PLC, 5.500%, 11/15/17(b)	1,963	2,066
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17, Callable 07/15/13 @ 105.38(b)	110	120
Toys “R” Us Property Co. LLC, 8.500%, 12/01/17, Callable 12/01/13 @ 104.25(b)	290	295
Wal-Mart Stores, Inc., 5.250%, 09/01/35	425	418
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,560	5,189

		8,874

Semiconductors (0.0%)
Advanced Micro Devices, Inc., 8.125%, 12/15/17, Callable 12/15/13 @ 104.06(b)	35	35
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	190	202

		237

Software (0.6%)
Cisco Systems, Inc., 5.500%, 01/15/40	2,265	2,166
Intuit, Inc., 5.750%, 03/15/17	317	328
JDA Software Group, Inc., 8.000%, 12/15/14, Callable 12/15/12 @ 104(b)	30	31
Oracle Corp., 5.750%, 04/15/18	1,884	2,037

		4,562

Telecommunication Services (3.3%)
AT&T, Inc., 4.950%, 01/15/13	1,499	1,599
AT&T, Inc., 5.100%, 09/15/14	1,599	1,720
AT&T, Inc., 6.450%, 06/15/34	786	801
CC Holdings GS V LLC, 7.750%, 05/01/17, Callable 05/01/13 @ 103.88(b)	1,494	1,591
Cellco Partnership/Verizon Wireless, 5.550%, 02/01/14	1,362	1,478
Cincinnati Bell, Inc., 8.250%, 10/15/17, Callable 10/15/13 @ 104.13	180	183
Cisco Systems, Inc., 5.500%, 02/22/16	1,820	1,998
Clearwire Communication LLC/Finance, Inc., 12.000%, 12/01/15, Callable 12/01/12 @ 106(b)	85	86
Comcast Corp., 6.450%, 03/15/37	780	804
Cricket Communications, Inc., 7.750%, 05/15/16, Callable 05/15/12 @ 105.81	75	75
Crown Castle International Corp., 9.000%, 01/15/15, Callable 01/15/13 @ 105.62	15	16
DigitalGlobe, Inc., 10.500%, 05/01/14, Callable 05/01/12 @ 105.25(b)	160	171
Frontier Communications Corp., 8.250%, 05/01/14	110	115
GeoEye, Inc., 9.625%, 10/01/15, Callable 10/01/13 @ 104.81(b)	225	231
Global Crossing Ltd., 12.000%, 09/15/15, Callable 09/15/12 @ 106(b)	240	263
Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14, Callable 04/15/10 @ 104.75	50	51
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Inmarsat Finance PLC, 7.375%, 12/01/17, Callable 12/01/13 @103.69(b)	100	102
Intelsat Jackson Holdings Ltd., 8.500%, 11/01/19, Callable 11/01/14 @ 104.25(b)	600	618
Intelsat Subsidiary Holding Co. Ltd., 8.500%, 01/15/13, Callable 01/15/10 @ 102.13(b)	170	173
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	151	160
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	45	41
Nextel Communications, Inc., Ser D, 7.375%, 08/01/15, Callable 8/1/10 @ 100.92	585	569
Nextel Communications, Inc., Ser E, 6.875%, 10/31/13, Callable 10/31/10 @ 100.86	40	39
NII Capital Corp., 8.875%, 12/15/19, Callable 12/15/14 @ 104.44(b)	270	263
Paetec Holding Corp., 8.875%, 06/30/17, Callable 06/30/13 @ 104.44	75	76
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/10 @ 100	135	136
Qwest Communications International, Inc., 8.000%, 10/01/15, Callable 10/01/12 @ 104(b)	355	365
Rogers Wireless, Inc., 7.500%, 03/15/15	919	1,073
SBA Telecommunications, Inc., 8.000%, 08/15/16, Callable 08/15/12 @ 106(b)	30	31
Sprint Capital Corp., 8.750%, 03/15/32	320	302
Sprint Nextel Corp., 8.375%, 08/15/17	75	77
Verizon Communications, Inc., 5.250%, 04/15/13	1,081	1,165
Verizon Communications, Inc., 5.550%, 02/15/16	1,363	1,469
Verizon Communications, Inc., 8.950%, 03/01/39	1,493	2,020
Viasat, Inc., 8.875%, 09/15/16, Callable 09/15/12 @ 106.66(b)	325	335
Virgin Media Finance PLC, 8.750%, 04/15/14, Callable 04/15/10 @ 102.92	29	30
Virgin Media Finance PLC, 8.375%, 10/15/19, Callable 10/15/14 @ 104.19	500	514
Virgin Media Finance PLC, Ser 1, 9.500%, 08/15/16, Callable 08/15/13 @ 104.75	100	107
Vodafone Group PLC, 5.500%, 06/15/11	2,207	2,327
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	175	187
Wind Acquisition Finance SA, 11.750%, 07/15/17, Callable 07/15/13 @ 105.88(b)	210	229
Wind Acquisition Finance SA, 12.250%, 07/15/17, Callable 07/15/13 @ 106.12(b)	725	714
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	65	66
Windstream Corp., 7.875%, 11/01/17(b)	130	128

		24,498

Transportation (0.8%)
Commercial Barge Line Co., 12.500%, 07/15/17, Callable 07/15/13 @ 106.25(b)	25	26
General Maritime Corp., 12.000%, 11/15/17, Callable 11/15/13 @ 106(b)	50	52
Paccar, Inc., 6.375%, 02/15/12	1,275	1,382
RailAmerica, Inc., 9.250%, 07/01/17, Calllable 07/01/13 @ 104.63	240	255
Royal Caribbean Cruises Ltd., 8.750%, 02/02/11	15	16
Royal Caribbean Cruises Ltd., 7.000%, 06/15/13	5	5
Royal Caribbean Cruises Ltd., 6.875%, 12/01/13	10	10
Royal Caribbean Cruises Ltd., 11.875%, 07/15/15	105	121
Union Pacific Corp., 7.875%, 01/15/19	3,217	3,893

		5,760

Total Corporate Bonds		238,460

Convertible Corporate Bonds (0.0%)
Diversified Financial Services (0.0%)
AmeriCredit Corp., 0.750%, 09/15/11	110	102
Jefferies Group, Inc., 3.875%, 11/01/29, Callable 11/01/17 @ 100	70	69

Total Convertible Corporate Bonds		171

U.S. Government Agency Mortgages (27.6%)
Fannie Mae (17.6%) 5.500%, 09/01/19	1,763	1,881
4.500%, 12/01/20	6,687	6,886
6.000%, 03/01/21	982	1,050
6.000%, 08/01/21	279	298
5.000%, 01/01/22	2,628	2,757
6.000%, 06/01/22	5,292	5,650
5.000%, 05/01/23	2,365	2,486
4.500%, 01/01/24	2,066	2,129
5.500%, 01/01/24	641	679
5.500%, 01/01/25, TBA	4,022	4,253
6.000%, 02/01/28	1,097	1,171
6.000%, 10/01/28	3,846	4,101
6.500%, 02/01/32, TBA	1,248	1,329
5.500%, 09/01/34	9,815	10,316
6.000%, 10/01/35	2,032	2,154
6.000%, 12/01/35	482	511
6.000%, 04/01/36	4,972	5,281
6.500%, 09/01/36	198	214
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
6.000%, 02/01/38	4,987	5,287
6.000%, 02/01/38, TBA	455	484
6.000%, 01/01/40, TBA	21,133	22,381
6.500%, 01/01/40, TBA	45,216	48,424

		129,722

Freddie Mac (2.4%)
4.500%, 06/01/19	411	428
4.500%, 07/01/19	5,719	5,941
4.500%, 02/01/20	707	736
6.000%, 02/01/37	2,377	2,527
6.500%, 02/01/38	2,667	2,857
6.500%, 03/01/38	2,429	2,602
6.500%, 06/01/38	2,385	2,555

		17,646

Ginnie Mae (7.6%)
5.000%, 01/31/40, TBA	12,722	13,074
5.000%, 02/18/40, TBA	34,989	35,837
6.357%, 04/20/58	1,296	1,396
5.467%, 03/20/59	1,722	1,826
5.500%, 08/20/59	1,847	1,960
5.500%, 08/20/59	2,381	2,527

		56,620

Total U.S. Government Agency Mortgages		203,988

U.S. Treasury Obligations (30.6%)
U.S. Treasury Bonds (2.1%)
6.875%, 08/15/25	6,543	8,304
4.500%, 08/15/39	7,505	7,335

		15,639

U.S. Treasury Notes (28.5%)
2.125%, 04/30/10	38,266	38,513
2.875%, 06/30/10	49,986	50,640
1.375%, 03/15/12	1,793	1,797
3.125%, 09/30/13	33,736	35,062
3.750%, 11/15/18	64,522	64,517
3.375%, 11/15/19	21,126	20,321

		210,850

Total U.S. Treasury Obligations		226,489

Short-Term Investment (0.3%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	2,270	2,270

Total Short-Term Investment		2,270

Money Market Fund (18.0%)
RidgeWorth Institutional Cash Management Money Market Fund(g)	132,800,373	132,800

Total Money Market Fund		132,800

Total Investments (Cost $837,562) — 115.6%		854,938
Liabilities in excess of other assets — (15.6)%		(115,170)

Net Assets — 100.0%		$739,769

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.8% of net assets as of December 31, 2009.

(c)	Step bond. The rate shown is the rate in effect as of December 31, 2009.

(d)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $2,221.

(e)	Perpetual maturity.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(g)	Affiliate investment.

MTN	Medium Term Note

PIK	Payment in-kind

TBA	To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements — Buy Protection

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Citigroup, Inc. CDX Indices	Credit Suisse First Boston	4,145	1.00	03/20/15	134
Emerging Markets CDX Indices, Series 12	JPMorgan	6,005	5.00	12/20/14	(633)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	566	5.00	12/20/14	(60)
Emerging Markets CDX Indices, Series 12	Morgan Stanley	3,095	5.00	12/20/14	(327)
Emerging Markets CDX Indices, Series 12	Barclays Bank PLC	13,025	5.00	12/20/14	(1,374)
Kingdom of Spain CDX Indices	Morgan Stanley	1,205	1.00	03/20/15	8
Kingdom of Sweden CDX Indices	Barclays Bank PLC	605	0.25	09/20/14	7
Kingdom of Sweden CDX Indices	Barclays Bank PLC	615	1.00	09/20/14	(13)
Republic of Austria CDX Indices	Barclays Bank PLC	605	1.00	09/20/14	(5)
Republic of Portugal CDX Indices	Deutsche Bank	1,173	1.00	03/20/15	(5)

					(2,268)

At December 31, 2009, liquid assets totaling $138,276, in thousands, have been designated as collateral for open swap agreements.
The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at December 31, 2009.
At December 31, 2009, the Fund’s forward foreign currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation/
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)
Short:
British Pound	01/15/10	164	269	265	4
Canadian Dollar	02/02/10	179	166	171	(5)
Canadian Dollar	03/01/10	179	169	171	(2)
Chilean Peso	03/22/10	79,051	158	156	2
Chilean Peso	03/22/10	151,237	302	300	2
Colombian Peso	01/29/10	779,827	380	381	(1)
Czech Republic Koruna	03/22/10	3,085	167	168	(1)
Euro	02/09/10	9,498	14,110	13,614	496
Euro	02/09/10	1,257	1,864	1,802	62
Euro	02/09/10	1,250	1,869	1,791	78
Euro	02/09/10	1,269	1,900	1,819	81
Euro	03/22/10	1,425	2,042	2,042	—
Hungarian Forint	01/08/10	44,550	242	237	5
Japanese Yen	01/05/10	1,795,177	20,035	19,278	757
Japanese Yen	01/05/10	99,342	1,108	1,067	41
Japanese Yen	03/08/10	44,770	498	481	17
Japanese Yen	03/24/10	154,571	1,701	1,661	40
Japanese Yen	03/24/10	2,024,738	22,282	21,753	529
Mexican Neuvo Peso	03/08/10	3,411	268	259	9
New Zealand Dollar	03/02/10	153	109	111	(2)
New Zealand Dollar	03/11/10	154	109	111	(2)
Russian Rouble	01/13/10	5,569	185	184	1
Swedish Krona	03/22/10	3,106	427	434	(7)

Total Short Contracts			$70,360	$68,256	$2,104

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation/
Currency	Date	Currency	in USD($)	Value($)	(Depreciation)($)
Long:
British Pound	01/15/10	164	270	264	(6)
Canadian Dollar	02/02/10	179	166	171	5
Japanese Yen	01/05/10	1,894,518	20,840	20,345	(495)
Mexican Neuvo Peso	03/08/10	3,411	270	259	(11)
New Zealand Dollar	03/02/10	153	109	111	2

Total Long Contracts			$21,655	$21,150	$(505)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificate of Deposit (1.1%)
Diversified Financial Services (1.1%)
UBS AG, 0.200%, 01/29/10	900	900

Total Certificate of Deposit		900

Commercial Paper (1.2%)
Diversified Financial Services (1.2%)
BlackRock, Inc., 0.180%, 01/15/10(a)(b)	1,000	1,000

Total Commercial Paper		1,000

Asset-Backed Securities (5.4%)
Automobiles ABS (2.3%)
BMW Vehicle Lease Trust, Ser 2009-1, Cl A2, 2.040%, 04/15/11	235	236
Daimler Chrysler Auto Trust, Ser 2006-D, Cl A3, 4.980%, 02/08/11	35	35
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3, 2.170%, 10/15/13	155	157
Ford Credit Auto Owner Trust, Ser 2009-E, Cl A2, 0.800%, 03/15/12	780	779
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2, 1.500%, 08/15/11	350	352
Nissan Auto Lease Trust, Ser 2009-B, Cl A2, 1.220%, 09/15/11	270	270
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A2, 3.710%, 04/20/11(c)	54	54

		1,883

Credit Card ABS (3.1%)
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7, 0.233%, 08/15/12(c)	750	749
Chase Issuance Trust, Ser 2005-A4, Cl A4, 4.230%, 01/15/13	250	253
Discover Card Master Trust, Ser 2008-A3, Cl A3, 5.100%, 10/15/13	400	419
Discover Card Master Trust, Ser 2009-A1, Cl A1, 1.539%, 12/15/14(c)	780	784
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A, 2.540%, 09/15/14	385	385

		2,590

Total Asset-Backed Securities		4,473

Collateralized Mortgage Obligations (15.6%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.945%, 08/25/35(c)	270	205
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 0.481%, 10/25/35(c)	232	138
Banc of America Commercial Mortgage, Inc., Ser 2003-1, Cl A1, 3.878%, 09/11/36	282	285
Banc of America Mortgage Securities, Ser 2003-F, Cl 1A1, 4.123%, 07/25/33(c)	656	589
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.648%, 11/25/35(c)	426	301
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.674%, 03/25/36(c)	400	195
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	148	148
Citicorp Mortgage Securities, Inc., Ser 2003-11, Cl 2A8, 5.500%, 12/25/33	441	441
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	151	149
Citigroup Commercial Mortgage Trust, Ser 2004-C1, Cl A3, 5.251%, 04/15/40(c)	275	276
CS First Boston Mortgage Securities Corp., Ser 2004-1, Cl 4A1, 5.000%, 02/25/19	428	426
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.302%, 07/15/36	236	236
Fannie Mae, Ser 1997-M9, Cl C, 6.520%, 07/25/16	250	255
Fannie Mae, Ser 2003-35, Cl KA, 4.000%, 04/25/17	315	323
Fannie Mae, Ser 2005-92, Cl UF, 0.581%, 10/25/25(c)	439	429
Fannie Mae, Ser 2009-37, Cl HA, 4.000%, 04/25/19	219	227
Federal Home Loan Bank, Ser 5G-2012, Cl 1, 4.970%, 02/24/12	169	176
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.387%, 09/25/35(c)	345	238
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 3.152%, 08/25/34(c)	576	534
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2, 7.202%, 10/15/32	1,165	1,191
Freddie Mac, Ser 3200, Cl FP, 0.433%, 08/15/36(c)	1,012	1,004
GE Capital Commercial Mortgage Corp., Ser 2001-2, Cl A2, 5.850%, 08/11/33	197	199
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Cl A2, 4.760%, 08/10/38	201	205
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.344%, 06/10/36	78	78
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	249	249
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	225	226
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIBC, Cl A3, 6.260%, 03/15/33	620	638
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A3, 4.184%, 01/12/37	207	207
LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Cl D, 6.980%, 02/18/30	501	520
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	275	280
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A2, 4.207%, 11/15/27	267	269
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	305	306
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 3.195%, 04/25/34(c)	350	325
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 3.962%, 01/25/37(c)	1,122	830
Thornburg Mortgage Securities Trust, Ser 2006-6, Cl A1, 0.341%, 11/25/46(c)	238	229
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(c)	334	295
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.242%, 04/25/36(c)	372	307

Total Collateralized Mortgage Obligations		12,929

Corporate Bonds (28.8%)
Auto Parts & Equipment (0.2%)
Johnson Controls, Inc., 5.250%, 01/15/11(d)	150	157

Banks (6.8%)
American Express Bank, 0.291%, 04/26/10(c)	275	274
Banco Santander Central Hispano Issuances Ltd., 7.625%, 09/14/10	485	509
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	205	212
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	175	189
Bank of New York Mellon Corp. (The), Ser G, 0.266%, 06/29/10, MTN(c)	375	375
Bank of New York Mellon Corp. (The), Ser G, 0.389%, 03/23/12, MTN(c)	270	268
Bank One Corp., 5.900%, 11/15/11	275	294
Barclays Bank PLC, 5.450%, 09/12/12	250	270
BB&T Corp., 3.850%, 07/27/12, MTN	230	238
Capital One Financial Corp., 5.700%, 09/15/11, MTN	215	226
JPMorgan Chase & Co., 5.750%, 01/02/13	380	405
PNC Funding Corp., 1.875%, 06/22/11	175	177
PNC Funding Corp., 0.421%, 01/31/12(c)	300	293
State Street Corp., 0.381%, 04/30/12(c)	400	396
U.S. Bancorp, Ser P, 0.679%, 02/04/10, MTN(c)	400	400
Wachovia Corp., 5.300%, 10/15/11	290	308
Wachovia Corp., 0.413%, 04/23/12(c)	650	641
Wells Fargo & Co., 3.000%, 12/09/11	120	124

		5,599

Beverages (0.4%)
Anheuser-Busch InBev NV, 3.000%, 10/15/12(a)	335	337

Building Materials (0.2%)
CRH America, Inc., 6.950%, 03/15/12	125	135

Chemicals (0.5%)
Dow Chemical Co. (The), 4.850%, 08/15/12	110	116
Potash Corp. of Saskatchewan, Inc., 7.750%, 05/31/11	175	190
Potash Corp. of Saskatchewan, Inc., 4.875%, 03/01/13	130	137

		443

Computers (1.1%)
IBM Corp., Ser FRN, 0.318%, 11/04/11(c)	885	883

Consumer Staples (0.6%)
Kellogg Co., Ser B, 6.600%, 04/01/11	250	267
Yum! Brands, Inc., 8.875%, 04/15/11	250	271

		538

Diversified Financial Services (9.8%)
Allstate Life Global Funding Trust, 0.854%, 02/26/10, MTN(c)	425	425
BlackRock, Inc., 2.250%, 12/10/12	190	189
BP Capital Markets PLC, 3.125%, 03/10/12	200	206
Caterpillar Financial Services Corp., 1.001%, 06/24/11, MTN(c)	550	555
Caterpillar Financial Services Corp., 5.750%, 02/15/12, MTN	225	243
Citigroup, Inc., 6.500%, 01/18/11	200	209
CME Group, Inc., 0.928%, 08/06/10(c)	770	773
Countrywide Financial Corp., 0.715%, 05/07/12, MTN(c)	600	586
Countrywide Financial Corp., 5.800%, 06/07/12, MTN	280	297
Credit Suisse (USA), Inc., 0.640%, 08/16/11(c)	650	651
Credit Suisse (USA), Inc., 6.125%, 11/15/11	170	183
Credit Suisse (USA), Inc., 6.500%, 01/15/12	135	147
General Electric Capital Corp., Ser A, 6.000%, 06/15/12, MTN	375	404
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Goldman Sachs Group, Inc. (The), 1.625%, 07/15/11	400	404
Goldman Sachs Group, Inc. (The), 0.498%, 08/05/11, MTN(c)	550	526
Goldman Sachs Group, Inc. (The), 6.600%, 01/15/12	285	310
JPMorgan Chase & Co., 0.454%, 01/17/11(c)	430	430
JPMorgan Chase & Co., 2.200%, 06/15/12	500	507
Morgan Stanley, 5.300%, 03/01/13	270	285
Morgan Stanley, Ser F, 0.534%, 01/09/12, MTN(c)	500	494
Westpac Banking Corp., 2.250%, 11/19/12	125	125
Woodside Finance Ltd., 4.500%, 11/10/14(a)	160	161

		8,110

Electric (0.3%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	155	156
Dominion Resources, Inc., Ser B, 6.250%, 06/30/12	90	97

		253

Industrials (0.7%)
Dover Corp., 6.500%, 02/15/11	225	238
Ingersoll-Rand Global Holding Co., Ltd., 1.773%, 08/13/10(c)	305	305

		543

Information Technology (0.8%)
Hewlett-Packard Co., 2.250%, 05/27/11	300	304
Hewlett-Packard Co., 5.250%, 03/01/12	340	365

		669

Insurance (0.7%)
Met Life Global Funding I, 2.202%, 06/10/11(a)(c)	475	484
New York Life Global Funding, 2.250%, 12/14/12(a)	120	119

		603

Media (0.9%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	250	264
Cox Communications, Inc., 7.750%, 11/01/10	175	183
Time Warner, Inc., 6.875%, 05/01/12	100	109
Time Warner, Inc., 5.400%, 07/02/12	200	214

		770

Oil & Gas (1.1%)
Anadarko Finance Co., Ser B, 6.750%, 05/01/11	210	222
Devon Financing Corp. ULC, 6.875%, 09/30/11	250	272
Weatherford International, Inc., 5.950%, 06/15/12	200	214
XTO Energy, Inc., 5.000%, 08/01/10	200	205

		913

Pipelines (0.4%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	125	132
DCP Midstream LLC, 7.875%, 08/16/10	124	129
Plains All America Pipeline LP, 4.250%, 09/01/12	60	62

		323

Retail (0.3%)
CVS Caremark Corp., 1.756%, 09/10/10(c)	245	247

Telecommunication Services (2.6%)
Alltel Corp., 7.000%, 07/01/12	125	138
AT&T, Inc., 0.378%, 02/05/10(c)	675	675
France Telecom SA, 7.750%, 03/01/11(e)	600	643
Rogers Wireless, Inc., 9.625%, 05/01/11	230	252
Vodafone Group PLC, 7.750%, 02/15/10	325	327
Vodafone Group PLC, 5.350%, 02/27/12	140	149

		2,184

Transportation (0.2%)
Union Pacific Corp., 6.650%, 01/15/11	200	211

Utilities (1.2%)
Southern Co., 0.683%, 10/21/11(c)	400	401
Southern Co., Ser 08-A, 0.969%, 08/20/10(c)	555	557
		958

Total Corporate Bonds		23,876

U.S. Government Agencies (13.0%)
Fannie Mae (6.6%)
0.100%, 02/04/10(b)	2,000	2,000
2.000%, 03/02/11, Callable 03/02/10 @ 100	1,200	1,203
4.150%, 01/13/12, Callable 01/13/10 @ 100	1,150	1,151
2.500%, 02/17/12, Callable 02/17/10 @ 100	1,150	1,153

		5,507

Federal Home Loan Bank (0.5%)
1.625%, 01/21/11	395	399

Freddie Mac (5.9%)
2.050%, 03/09/11, Callable 03/09/10 @ 100	625	627
2.000%, 01/27/12, Callable 01/27/10 @ 100	750	751
2.250%, 02/02/12, Callable 02/02/10 @ 100	1,425	1,427
2.450%, 02/17/12, Callable 02/17/10 @ 100	1,025	1,027
2.350%, 08/27/12, Callable 08/27/10 @ 100	625	629
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
1.700%, 12/17/12, Callable 12/17/10 @ 100	425	420

		4,881

Total U.S. Government Agencies		10,787

U.S. Government Agency Mortgages (22.5%)
Fannie Mae (17.2%)
6.200%, 01/01/11(c)	250	256
6.224%, 05/01/11	282	294
6.280%, 05/01/11(c)	222	232
6.500%, 07/01/11	158	167
6.370%, 08/01/11	421	444
5.915%, 02/01/12	162	172
6.005%, 02/01/12(c)	534	569
6.113%, 02/01/12	364	390
6.925%, 11/01/12	230	251
4.826%, 01/01/13	485	511
5.100%, 02/01/13	375	401
5.370%, 02/01/13	238	254
5.470%, 04/01/13	150	161
3.193%, 05/01/32(c)	134	137
3.107%, 10/01/33(c)	350	360
4.622%, 05/01/35(c)	550	568
2.969%, 01/01/36(c)	2,306	2,380
3.436%, 02/01/36(c)	1,031	1,062
4.044%, 06/01/36(c)	740	766
5.272%, 01/01/37(c)	1,447	1,511
3.598%, 10/01/37(c)	1,328	1,374
5.632%, 11/01/37(c)	1,861	1,972

		14,232

Freddie Mac (4.5%)
4.375%, 04/15/15	198	203
4.000%, 05/15/15	293	296
5.500%, 04/15/26	106	108
3.160%, 04/01/34(c)	94	97
5.148%, 01/01/36(c)	591	617
5.611%, 06/01/36(c)	166	177
6.186%, 09/01/36(c)	284	301
3.952%, 10/01/36(c)	971	1,012
5.813%, 01/01/37	461	488
5.517%, 04/01/37(c)	453	481

		3,780

Ginnie Mae (0.8%)
3.772%, 06/16/25	636	652

Total U.S. Government Agency Mortgages		18,664

U.S. Treasury Obligations (2.8%)
U.S. Treasury Notes (1.4%)
1.375%, 04/15/12	400	400
1.750%, 08/15/12	270	272
3.125%, 04/30/13	470	490

		1,162

U.S. Treasury Note TIPS (1.4%)
0.875%, 04/15/10	1,170	1,174

Total U.S. Treasury Obligations		2,336

Short-Term Investment (0.2%)
RidgeWorth Funds Securities Lending Joint Account(f)(g)	153	153

Total Short-Term Investment		153

Money Market Funds (8.1%)
Federated Government Obligations Money Market Fund	2,919,824	2,920
RidgeWorth Institutional Cash Management Money Market Fund(g)	3,830,002	3,830

Total Money Market Funds		6,750

Total Investments (Cost $82,321) — 98.7%		81,868
Other assets in excess of liabilities — 1.3%		1,043

Net Assets — 100.0%		$82,911

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.5% of net assets as of December 31, 2009.

(b)	Rate represents the effective yield at purchase.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(d)	This security or a partial position of the security was on loan as of December 31, 2009. The total value of securities on loan as of December 31, 2009, in thousands, was $150.

(e)	Step bond. The rate shown is the rate in effect as of December 31, 2009.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2009 (See Note 2 in the Notes to Schedules of Portfolio Investments).

(g)	Affiliate investment.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (97.1%)
U.S. Treasury Bonds (15.9%)
7.125%, 02/15/23	5,541	7,106
6.875%, 08/15/25	5,385	6,835

		13,941

U.S. Treasury Notes (81.2%)
4.875%, 04/30/11	6,235	6,567
1.375%, 04/15/12	11,448	11,459
2.750%, 02/28/13	14,710	15,155
3.125%, 09/30/13	10,458	10,869
4.750%, 08/15/17	18,595	20,177
3.500%, 02/15/18	7,000	6,943

		71,170

Total U.S. Treasury Obligations		85,111

Money Market Fund (1.4%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(a)	1,228,852	1,229

Total Money Market Fund		1,229

Total Investments (Cost $85,893) — 98.5%		86,340
Other assets in excess of liabilities — 1.5%		1,276

Net Assets — 100.0%		$87,616

(a)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (18.0%)
Fannie Mae, Ser 1997-M9, Cl C, 6.520%, 07/25/16	4,870	4,973
Fannie Mae, Ser 2003-32, Cl VT, 6.000%, 09/25/15	5,474	5,725
Fannie Mae, Ser 2003-73, Cl DF, 0.681%, 10/25/32(a)	14,027	13,897
Fannie Mae, Ser 2005-40, Cl FB, 0.481%, 05/25/35(a)	4,678	4,604
Fannie Mae, Ser 2005-92, Cl UF, 0.581%, 10/25/25(a)	5,377	5,255
Fannie Mae, Ser 2006-123, Cl PF, 0.491%, 01/25/37(a)	11,831	11,742
Fannie Mae, Ser 2008-12, Cl FE, 0.831%, 01/25/33(a)	12,275	12,202
Freddie Mac, Ser 3000, Cl FG, 0.533%, 07/15/25(a)	9,731	9,531
Freddie Mac, Ser 3135, Cl FC, 0.533%, 04/15/26(a)	7,442	7,329
Freddie Mac, Ser 3200, Cl FP, 0.433%, 08/15/36(a)	14,844	14,731
Freddie Mac, Ser 3264, Cl FB, 0.603%, 01/15/37(a)	10,693	10,470
Freddie Mac, Ser 3320, Cl FC, 0.403%, 05/15/37(a)	3,240	3,178
Freddie Mac, Ser 3346, Cl FA, 0.463%, 02/15/19(a)	2,842	2,843
Freddie Mac, Ser 3450, Cl AF, 0.943%, 05/15/38(a)	13,169	13,115
Freddie Mac, Ser 3593, Cl F, 0.739%, 03/15/36(a)	15,000	14,930
Freddie Mac, Ser 3609, Cl FA, 0.894%, 12/15/39(a)	15,170	15,000
Ginnie Mae, Ser 2004-5, Cl PF, 0.783%, 02/20/33(a)	10,000	9,953
Ginnie Mae, Ser 2004-67, Cl C, 4.712%, 05/16/25	10,000	10,324

Total Collateralized Mortgage Obligations		169,802

U.S. Government Agencies (10.9%)
Fannie Mae (1.3%)
2.500%, 02/17/12, Callable 02/17/10 @ 100	12,000	12,032

Federal Home Loan Bank (2.1%)
0.065%, 02/05/10(b)	20,000	19,999

Freddie Mac (7.5%)
0.075%, 01/19/10(b)	25,000	25,000
0.080%, 03/08/10(b)	20,000	19,998
2.000%, 01/27/12, Callable 01/27/10 @ 100	6,250	6,256
2.250%, 02/02/12, Callable 02/02/10 @ 100	12,250	12,266
2.197%, 02/24/12, Callable 02/24/10 @ 100	7,300	7,319
		70,839

Total U.S. Government Agencies		102,870

U.S. Government Agency Mortgages (62.4%)
Fannie Mae (41.8%)
4.125%, 01/01/10	249	249
6.190%, 01/01/10	5	5
7.574%, 01/01/10	2,371	2,370
7.500%, 07/01/10(a)	832	836
6.955%, 10/01/10(a)	1,301	1,326
7.543%, 10/01/10	862	880
5.159%, 11/01/10	1,101	1,129
7.067%, 12/01/10	1,077	1,077
7.114%, 12/01/10	756	778
5.990%, 01/01/11	41	42
6.200%, 01/01/11(a)	2,189	2,240
6.320%, 01/01/11(a)	1,226	1,257
6.480%, 01/01/11	577	594
6.250%, 02/01/11	36	37
6.285%, 02/01/11	1,010	1,039
6.357%, 02/01/11	1,493	1,542
6.524%, 02/01/11	886	913
6.250%, 03/01/11	1,665	1,735
6.260%, 03/01/11	2,028	2,102
6.260%, 03/01/11	2,364	2,452
7.000%, 03/01/11	143	148
6.180%, 04/01/11	100	103
6.235%, 04/01/11	1,059	1,101
6.317%, 04/01/11	1,998	2,077
6.435%, 04/01/11(a)	958	1,004
6.480%, 04/01/11(a)	2,748	2,863
7.360%, 04/01/11	467	491
6.004%, 05/01/11	2,214	2,290
6.091%, 05/01/11	1,100	1,143
6.150%, 05/01/11	745	776
6.200%, 05/01/11	4,968	5,203
6.224%, 05/01/11	745	778
6.280%, 05/01/11(a)	3,469	3,620
6.305%, 05/01/11	1,662	1,735
4.504%, 06/01/11	2,019	2,084
5.280%, 06/01/11	930	967
6.200%, 06/01/11	98	103
6.338%, 06/01/11	1,315	1,360
6.190%, 07/01/11	40	42
6.260%, 07/01/11	536	562
6.455%, 07/01/11	213	223
6.500%, 07/01/11	1,224	1,289
6.611%, 07/01/11	1,806	1,901
6.100%, 08/01/11	189	198
6.280%, 08/01/11	480	506
6.400%, 08/01/11	43	45
6.450%, 08/01/11	540	570
6.459%, 08/01/11	4,534	4,781
6.000%, 09/01/11	1,207	1,271
6.050%, 09/01/11	4,281	4,511
6.062%, 09/01/11	379	403
5.992%, 10/01/11	1,222	1,285
6.015%, 10/01/11	363	386
6.100%, 10/01/11	2,069	2,187
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
5.630%, 11/01/11	1,633	1,720
5.655%, 11/01/11	1,245	1,312
5.698%, 11/01/11	1,040	1,096
5.809%, 11/01/11	3,048	3,229
5.936%, 11/01/11	1,490	1,558
5.981%, 11/01/11	931	980
4.630%, 12/01/11	326	346
4.999%, 12/01/11	345	361
5.310%, 12/01/11	320	336
5.418%, 12/01/11	190	200
5.622%, 12/01/11	756	801
5.730%, 12/01/11	648	648
5.850%, 12/01/11	1,468	1,555
5.896%, 01/01/12	1,233	1,313
6.200%, 01/01/12	1,275	1,360
5.620%, 02/01/12	1,715	1,820
5.915%, 02/01/12	3,784	4,028
5.975%, 02/01/12	284	303
6.002%, 02/01/12	3,173	3,374
6.005%, 02/01/12(a)	3,013	3,211
6.090%, 02/01/12	989	1,055
6.113%, 02/01/12	3,707	3,970
5.470%, 03/01/12	1,000	1,003
6.095%, 03/01/12	488	522
5.876%, 04/01/12	1,193	1,252
6.555%, 04/01/12(a)	488	527
6.047%, 05/01/12	620	660
6.470%, 05/01/12	92	99
6.060%, 06/01/12	980	1,053
5.610%, 07/01/12	113	121
6.108%, 07/01/12	651	702
6.195%, 07/01/12	1,106	1,191
4.990%, 09/01/12	1,000	1,046
5.410%, 09/01/12	329	350
5.530%, 09/01/12	1,930	2,060
5.835%, 09/01/12	679	730
5.235%, 10/01/12(a)	328	348
7.000%, 10/01/12	187	195
4.770%, 11/01/12(a)	1,055	1,109
5.450%, 11/01/12	510	538
6.925%, 11/01/12	2,186	2,386
5.150%, 12/01/12	1,424	1,494
7.560%, 01/01/13	774	865
4.830%, 02/01/13	198	209
4.856%, 02/01/13	1,165	1,230
4.959%, 02/01/13	1,095	1,147
5.100%, 02/01/13	1,000	1,069
4.635%, 03/01/13	401	421
5.470%, 04/01/13	370	398
4.517%, 05/01/13	159	167
5.770%, 06/01/13	1,155	1,255
3.810%, 08/01/13	55	56
7.660%, 05/01/15	1,284	1,402
6.590%, 05/01/16	955	1,032
5.500%, 01/01/17(a)	2,075	2,207
5.500%, 01/01/18	7,351	7,816
5.000%, 09/01/23	11,404	12,014
3.193%, 05/01/32(a)	152	156
2.734%, 10/01/32(a)	145	148
3.526%, 12/01/32(a)	25	26
2.912%, 04/01/33(a)	1,201	1,242
3.439%, 05/01/33(a)	426	437
4.255%, 05/01/33(a)	35	36
3.107%, 10/01/33(a)	361	372
3.702%, 12/01/33(a)	3,548	3,631
2.554%, 07/01/34(a)	957	987
2.566%, 08/01/34(a)	3,485	3,589
2.385%, 10/01/34(a)	31	31
2.512%, 12/01/34(a)	5,268	5,459
3.841%, 01/01/35(a)	451	459
4.074%, 01/01/35(a)	391	399
3.651%, 02/01/35(a)	459	469
2.457%, 03/01/35(a)	1,306	1,336
3.113%, 03/01/35(a)	761	783
4.622%, 05/01/35(a)	1,349	1,394
4.205%, 08/01/35(a)	2,690	2,804
3.452%, 09/01/35(a)	265	273
2.969%, 01/01/36(a)	8,093	8,352
5.382%, 01/01/36(a)	6,534	6,767
3.436%, 02/01/36(a)	5,089	5,245
5.721%, 03/01/36(a)	9,684	10,270
5.824%, 03/01/36(a)	14,527	15,373
4.046%, 06/01/36(a)	5,988	6,195
5.769%, 06/01/36(a)	14,994	15,821
5.421%, 08/01/36(a)	14,978	15,722
5.623%, 10/01/36(a)	3,033	3,197
5.938%, 11/01/36(a)	6,328	6,686
3.224%, 12/01/36(a)	12,420	12,708
3.734%, 12/01/36(a)	494	512
4.166%, 01/01/37(a)	923	963
5.272%, 01/01/37(a)	22,235	23,231
5.596%, 02/01/37(a)	16,663	17,599
3.223%, 04/01/37(a)	1,208	1,233
4.914%, 07/01/37(a)	13,137	13,672
5.457%, 08/01/37(a)	8,584	9,053
3.598%, 10/01/37(a)	17,158	17,756
5.632%, 11/01/37(a)	24,004	25,439
2.843%, 09/01/39(a)	187	192

		393,876

Freddie Mac (20.1%)
5.250%, 08/15/11	552	549
4.000%, 05/15/15	167	168
2.886%, 06/01/33(a)	79	81
3.374%, 07/01/33(a)	11,905	12,330
3.160%, 04/01/34(a)	589	605
3.909%, 05/01/34(a)	294	307
3.002%, 07/01/34(a)	507	526
4.563%, 02/01/35(a)	249	256
4.983%, 05/01/35(a)	8,330	8,753
4.984%, 11/01/35(a)	13,455	13,906
5.148%, 01/01/36(a)	14,111	14,728
5.615%, 06/01/36(a)	14,449	15,421
5.586%, 07/01/36(a)	33,998	35,678
5.865%, 07/01/36(a)	14,956	15,831
6.514%, 07/01/36(a)	1,479	1,577
6.156%, 08/01/36(a)	6,386	6,771
6.186%, 09/01/36(a)	2,418	2,566
3.912%, 10/01/36(a)	3,702	3,859
4.350%, 12/01/36(a)	645	674
5.815%, 01/01/37(a)	31,451	33,251
5.339%, 03/01/37(a)	1,973	2,043
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
5.517%, 04/01/37(a)	457	485
5.545%, 04/01/37(a)	16,694	17,623
5.434%, 07/01/37(a)	79	83

		188,071

Ginnie Mae (0.5%)
3.022%, 01/16/19	3,113	3,136
3.360%, 08/16/22	242	244
4.045%, 10/16/23	1,097	1,110
3.772%, 06/16/25	674	690

		5,180

Total U.S. Government Agency Mortgages		587,127

U.S. Treasury Obligation (1.5%)
U.S. Treasury Note TIPS (1.5%)
0.875%, 04/15/10	13,979	14,026

Total U.S. Treasury Obligation		14,026

Money Market Funds (5.8%)
Federated Government Obligations Money Market Fund	43,063,958	43,064
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	11,229,593	11,230

Total Money Market Funds		54,294

Total Investments (Cost $927,144) — 98.6%		928,119
Other assets in excess of liabilities — 1.4%		13,142

Net Assets — 100.0%		$941,261

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Rate represents the effective yield at purchase.

(c)	Affiliate investment.

TIPS	Treasury Inflation Protected Securities
Open Futures Contracts

					Unrealized
		Notional	Expiration		Appreciation/
Description	Type	Amount($)	Month	Contracts	(Depreciation)($)
Euro 90 Day Note	Short	(7,473)	3/10	30	(16)
Euro 90 Day Note	Short	(7,449)	6/10	30	(17)
Euro 90 Day Note	Short	(7,418)	9/10	30	(15)
Euro 90 Day Note	Short	(7,385)	12/10	30	(14)
Euro 90 Day Note	Short	(7,355)	3/11	30	(12)
Euro 90 Day Note	Short	(7,326)	6/11	30	(8)
Euro 90 Day Note	Short	(7,301)	9/11	30	(4)

					(86)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (97.0%)
District of Columbia (2.0%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, NATL-RE	1,000	1,012
Metropolitan Washington D.C. Airports Authority, Airport System, Ser B, RB, 5.000%, 10/01/26, Callable 10/01/19 @ 100, BHAC	2,000	2,133
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Ser A, RB, 5.125%, 07/01/32, Callable 07/01/19 @ 100	1,000	1,057

		4,202

Puerto Rico (1.9%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser A, RB, 5.250%, 08/01/27, Callable 08/01/19 @ 100	4,000	4,106
Virginia (93.1%)
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,000	1,019
Arlington County Industrial Development Authority Lease, Capital Project, RB, 5.000%, 08/01/13	1,370	1,541
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.250%, 01/01/10, Callable 02/01/10 @ 100, AGM	1,000	1,000
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 02/01/10 @ 100, AGM	2,785	2,889
Arlington County, GO, 5.000%, 03/15/15	4,500	5,240
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/01/16 @ 100, NATL-RE	2,890	3,062
Bristol Utility System, RB, 5.250%, 07/15/23, Callable 07/15/13 @ 100, NATL-RE	1,000	993
Chesapeake Water & Sewer, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,712
Fairfax County Economic Development Authority, Lease Revenue, RB, 5.000%, 05/15/18	1,770	1,996
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 0.220%, 07/01/40, LOC: Bank of America N.A.(a)	2,000	2,000
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	250	228
Fairfax County Economic Development Authority, Resource Recovery, Ser A, RB, AMT, 6.100%, 02/01/11, AMBAC	1,000	1,046
Fairfax County Industrial Development Authority, Inova Health System Services, Ser C, RB, 5.000%, 05/15/25, Callable 05/15/19 @ 100	750	785
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser A, RB, BAN, 4.000%, 03/01/13, Callable 03/01/11 @ 100	1,725	1,773
Fairfax County, GO, 5.000%, 10/01/12	3,250	3,623
Fauquier County, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, NATL-RE	2,100	2,358
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, NATL-RE	2,855	3,088
Hampton Golf Course, RB, 6.000%, 12/01/12	373	401
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,174
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425	2,674
Hampton, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,411
Hampton, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, NATL-RE/FGIC	1,000	1,063
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	6,100	6,776
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 2/1/10 @ 102, GNMA	400	409
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.900%, 07/20/29, Callable 2/1/10 @ 102, GNMA	500	509
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,049
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,284
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, AGM	1,500	1,703
Hopewell Sewer Systems, RB, 4.000%, 11/15/12, Callable 11/15/11 @ 100	1,000	1,046
Isle of Wight County, GO, 5.500%, 07/01/20, Callable 01/01/19 @ 100	420	476
Isle of Wight County, GO, 5.250%, 07/01/22, Callable 01/01/19 @ 100	685	759
Isle of Wight County, GO, 5.375%, 07/01/23, Callable 01/01/19 @ 100	675	751
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, AGM	2,215	2,413
Loudoun County Industrial Development Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,040	1,178
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, AGM	1,110	1,268
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,500	1,395
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,372
Loudoun County, Public Improvement, Ser B, GO, 5.000%, 06/01/14	3,500	4,050
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	1,999
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, AGM	2,225	2,464
Newport News, GO, 5.250%, 07/01/15	3,000	3,507
Orange County Economic Development Authority Lease, RB, 4.750%, 02/01/22, Callable 02/01/17 @ 100, AGM	2,000	2,115
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,303
Pittsylvania County, Ser B, GO, 5.625%, 03/01/15, Callable 03/01/11 @ 102, NATL-RE/SCH BD RES FD	1,000	1,076
Portsmouth Redevelopment & Housing Authority Multifamily Housing, Phoebus Square Apartments Project, RB, 0.220%, 04/01/48, LOC: Bank of America N.A.(a)	1,000	1,000
Portsmouth, Ser A, GO, 5.000%, 07/01/15, NATL-RE	2,285	2,605
Portsmouth, Ser B, GO, 5.250%, 07/15/24, Callable 07/15/19 @ 100	1,000	1,112
Portsmouth, Ser D, GO, 4.000%, 12/01/15	1,635	1,782
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	1,909
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,027
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11 @ 101, AGM	3,755	3,952
Richmond, GO, 5.000%, 07/15/18	2,000	2,289
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, AGM	1,435	1,560
Richmond, GO, 5.000%, 07/15/28, Callable 7/15/19 @ 100	750	818
Riverside Regional Jail Authority, RB, 4.250%, 07/01/10, Callable	1,825	1,842
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, NATL-RE	2,000	2,154
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, NATL-RE	1,000	1,052
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/17, Callable 07/01/12 @ 100, NATL-RE	1,945	2,041
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, NATL-RE	2,000	2,084
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, NATL-RE	1,000	1,035
Roanoke, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,713
Spotsylvania County Water & Sewer, RB, 5.000%, 06/01/26, AGM	2,000	2,111
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/23, Callable 08/01/18 @ 100, XLCA	1,025	1,084
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,473
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,341
Suffolk Industrial Development Authority, Retirement Facilities, First Mortgage-Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100	1,750	1,427
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Prerefunded 06/01/12 @ 100	1,890	1,974
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100	4,940	5,537
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205	1,217
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,806
Virginia Beach, Public Improvement, Ser B, GO, 5.000%, 05/01/13	2,500	2,828
Virginia Beach, Public Improvement, Ser C, GO, 5.000%, 09/15/16	2,325	2,715
Virginia College Building Authority, Education Facilities, Public Higher Educational Financing Project, Ser A, RB, 5.000%, 09/01/27, Callable 09/01/18 @ 100	5,000	5,470
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	5,000	5,743
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,090	3,618
Virginia College Building Authority, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,409
Virginia College Building Authority, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,406
Virginia Commonwealth Transportation Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100	1,000	1,061
Virginia Housing Development Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/11 @ 100, GO of Authority	3,500	3,502
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,269
Virginia Public School Authority, School Financing, Ser C, RB, 4.750%, 08/01/27, Callable 08/01/19 @ 100	2,000	2,136
Virginia Public School Authority, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100	1,000	1,062
Virginia Public School Authority, Special Obligation, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000	2,200
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser A, RB, 5.000%, 11/01/18	2,775	3,219
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/21, Callable 11/01/17 @ 100	1,230	1,376
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/29, Callable 11/01/19 @ 100	1,000	1,097
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,356
Virginia Resources Authority, Senior Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100	2,185	2,322
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO of Authority	2,500	2,715
Virginia State Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/27, Callable 10/01/19 @ 100	2,000	2,223
Virginia State, Ser A, GO, 5.000%, 06/01/19, Prerefunded 06/01/14 @ 100	3,170	3,671
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, NATL-RE	2,255	2,376
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, NATL-RE/FGIC	2,000	2,165

		200,862

Total Municipal Bonds		209,170

Money Market Fund (1.9%)
Federated Virginia Municipal Cash Trust	4,055,809	4,056

Total Money Market Fund		4,056

Total Investments (Cost $203,627) — 98.9%		213,226
Other assets in excess of liabilities — 1.1%		2,468

Net Assets — 100.0%		$215,694

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

BAN	Bond Anticipation Note

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

GNMA	Security guaranteed by Government National Mortgage Association

GO	General Obligation

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond

SCH BD RES FD	Security guaranteed by School Bond Reserve Fund

XLCA	Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (18.3%)
Banks (12.3%)
Bank of Nova Scotia, 0.180%, 04/01/10	25,000	25,000
Bank of Nova Scotia, 0.290%, 05/03/10	30,000	30,000
BNP Paribas, 0.210%, 02/02/10	13,000	13,000
BNP Paribas, 0.220%, 02/10/10	35,000	35,000
BNP Paribas, 0.310%, 03/29/10	36,500	36,500
BNP Paribas, 0.230%, 04/12/10	47,000	47,000
Deutsche Bank AG, 0.180%, 02/12/10	41,000	41,000
Rabobank, 0.420%, 01/04/10	23,300	23,300
Rabobank, 0.310%, 03/03/10	25,000	25,004
Rabobank, 0.220%, 04/12/10	25,000	25,000
Rabobank, 0.290%, 05/18/10	30,000	30,000
Rabobank, 0.240%, 05/19/10	50,000	50,001
Societe Generale, 0.500%, 02/01/10	30,000	30,000
Societe Generale, 0.370%, 02/26/10	30,000	30,000
Societe Generale, 0.220%, 03/03/10	33,000	33,000
Societe Generale, 0.320%, 03/10/10	20,000	20,000
Toronto-Dominion Bank, 0.520%, 01/25/10	20,000	20,005
Toronto-Dominion Bank, 1.650%, 01/28/10	13,000	13,015
Toronto-Dominion Bank, 0.400%, 02/16/10	17,000	17,001
Toronto-Dominion Bank, 0.180%, 02/22/10	10,000	10,000
Toronto-Dominion Bank, 0.270%, 05/10/10	62,200	62,202
Toronto-Dominion Bank, 0.330%, 05/17/10	32,000	32,004

		648,032

Diversified Financial Services (6.0%)
ASB Finance Corp., 0.434%, 01/13/10(a)(b)	41,000	41,000
Barclays Bank PLC, 0.780%, 01/11/10	58,500	58,500
Barclays Bank PLC, 0.720%, 01/29/10	40,000	40,000
Calyon North America, Inc., 0.180%, 02/23/10	22,250	22,250
Calyon North America, Inc., 0.200%, 03/04/10	30,900	30,900
Calyon North America, Inc., 0.220%, 03/24/10	34,000	34,000
UBS AG, 0.200%, 01/29/10	16,000	16,000
UBS AG, 0.220%, 02/16/10	30,000	30,000
Westpac Banking Corp., 0.250%, 05/24/10	43,000	43,001

		315,651

Total Certificates of Deposit		963,683

Commercial Paper (44.2%)
Banks (8.1%)
Abbey National LLC, 0.140%, 01/08/10(c)	30,000	29,999
Abbey National LLC, 0.150%, 01/13/10(c)	28,000	27,999
Australia & New Zealand Banking Group, 0.200%, 01/04/10(a)(c)	26,000	26,000
Australia & New Zealand Banking Group, 0.200%, 02/08/10(a)(c)	10,500	10,498
Australia & New Zealand Banking Group, 0.190%, 03/04/10(c)	39,700	39,700
Banco Santander Central Hispano SA, 0.501%, 01/15/10(c)	47,500	47,491
Banco Santander Central Hispano SA, 0.321%, 04/09/10(c)	29,000	28,975
Bank of America Corp., 0.200%, 01/08/10(c)	2,490	2,490
Bank of America Corp., 0.220%, 01/12/10(c)	2,000	2,000
HSBC Bank USA, 0.240%, 01/04/10(c)	32,510	32,509
HSBC Bank USA, 0.240%, 03/09/10(c)	31,500	31,486
HSBC Bank USA, 0.240%, 03/30/10(c)	30,000	29,982
HSBC Bank USA, 0.240%, 04/15/10(c)	45,000	44,969
Rabobank USA Financial Corp., 0.310%, 01/15/10(c)	28,600	28,597
State Street Corp., 0.130%, 01/21/10(c)	45,000	44,997

		427,692

Consumer Staples (1.1%)
Procter & Gamble Co., 0.110%, 01/27/10(a)(c)	25,000	24,998
Procter & Gamble Co., 0.100%, 02/01/10(a)(c)	36,000	35,997

		60,995

Diversified Financial Services (29.5%)
Allianz Finance Corp, 0.140%, 01/15/10(a)(c)	19,225	19,224
Allianz Finance Corp., 0.140%, 02/04/10(a)(c)	18,000	17,998
Allianz Finance Corp., 0.180%, 02/09/10(a)(c)	43,000	42,992
Alpine Securitization Corp., 0.170%, 01/06/10(a)(c)	60,000	59,999
Alpine Securitization Corp., 0.170%, 01/21/10(a)(c)	20,000	19,998
Barclays Bank PLC, 0.150%, 02/24/10(c)	40,000	39,991
BlackRock, Inc., 0.180%, 01/15/10(a)(c)	30,000	29,998
BlackRock, Inc., 0.200%, 01/25/10(a)(c)	16,000	15,998
BlackRock, Inc., 0.210%, 02/01/10(a)(c)	10,000	9,998
BlackRock, Inc., 0.200%, 02/05/10(a)(c)	25,000	24,995
CBA Delaware Finance, Inc., 0.180%, 02/22/10(c)	20,000	19,995
CBA Delaware Finance, Inc., 0.190%, 03/03/10(c)	11,000	10,996
CBA Delaware Finance, Inc., 0.210%, 04/19/10(c)	10,000	9,994
CBA Delaware Finance, Inc., 0.230%, 04/29/10(c)	32,500	32,475
CBA Delaware Finance, Inc., 0.300%, 06/18/10(c)	18,000	17,975
ENI Finance USA, Inc., 0.160%, 02/23/10(a)(c)	12,000	11,997
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Fairway Finance Corp., 0.200%, 01/05/10(a)(c)	20,000	20,000
Fairway Finance Corp., 0.200%, 01/07/10(a)(c)	30,929	30,928
Fairway Finance Corp., 0.180%, 01/19/10(a)(c)	21,000	20,998
Fairway Finance Corp., 0.160%, 01/22/10(a)(c)	10,000	9,999
Falcon Asset Securitization Corp., 0.180%, 01/05/10(a)(c)	32,000	31,999
Falcon Asset Securitization Corp., 0.170%, 01/27/10(a)(c)	15,000	14,998
Falcon Asset Securitization Corp., 0.170%, 02/11/10(a)(c)	31,000	30,994
General Electric Capital Corp., 0.120%, 01/28/10(c)	25,000	24,998
General Electric Capital Corp., 0.150%, 02/24/10(c)	25,000	24,994
JPMorgan Chase & Co., 0.160%, 01/19/10(c)	7,500	7,499
JPMorgan Chase & Co., 0.150%, 02/22/10(c)	40,000	39,991
JPMorgan Chase & Co., 0.270%, 04/06/10(a)(c)	20,000	19,986
KfW, 0.190%, 01/20/10(a)(c)	35,000	34,997
KfW, 0.170%, 01/21/10(a)(c)	25,000	24,998
KfW, 0.190%, 02/05/10(a)(c)	15,000	14,997
KfW, 0.150%, 02/12/10(a)(c)	12,000	11,998
KfW, 0.170%, 03/05/10(a)(c)	20,000	19,994
Liberty Street Funding Corp., 0.230%, 01/14/10(a)(c)	34,000	33,997
Liberty Street Funding Corp., 0.220%, 01/21/10(a)(c)	16,250	16,248
Liberty Street Funding Corp., 0.210%, 02/04/10(a)(c)	5,000	4,999
Liberty Street Funding Corp., 0.210%, 02/12/10(a)(c)	13,000	12,997
Liberty Street Funding Corp., 0.200%, 03/29/10(a)(c)	10,000	9,995
Market Street Funding Corp., 0.180%, 01/07/10(a)(c)	6,850	6,850
Market Street Funding Corp., 0.160%, 01/11/10(a)(c)	46,000	45,998
National Australia Funding LLC, 0.195%, 01/05/10(a)(c)	16,000	16,000
National Australia Funding LLC, 0.195%, 01/26/10(a)(c)	25,000	24,997
National Australia Funding LLC, 0.180%, 02/05/10(a)(c)	30,000	29,995
National Australia Funding LLC, 0.175%, 02/16/10(a)(c)	10,000	9,998
Nestle Capital Corp., 0.200%, 01/25/10(a)(c)	15,000	14,998
Nestle Capital Corp., 0.120%, 02/12/10(c)	28,000	27,996
New York Life Insurance Capital Corp., 0.150%, 01/11/10(a)(c)	15,000	14,999
New York Life Insurance Capital Corp., 0.150%, 01/12/10(a)(c)	20,000	19,999
New York Life Insurance Capital Corp., 0.150%, 01/13/10(a)(c)	10,000	10,000
Old Line Funding LLC, 0.200%, 01/06/10(a)(c)	19,733	19,732
Old Line Funding LLC, 0.200%, 01/07/10(a)(c)	16,900	16,899
Old Line Funding LLC, 0.160%, 01/22/10(a)(c)	28,000	27,997
Old Line Funding LLC, 0.180%, 02/03/10(a)(c)	13,000	12,998
Park Avenue Receivables Corp., 0.160%, 01/08/10(a)(c)	25,000	24,999
Park Avenue Receivables Corp., 0.190%, 01/12/10(a)(c)	27,000	26,998
Park Avenue Receivables Corp., 0.160%, 01/14/10(a)(c)	28,000	27,998
Scotiabanc, Inc., 0.150%, 01/14/10(a)(c)	10,000	9,999
Southern Pacific Funding Corp., 0.140%, 01/07/10(a)(c)	15,000	15,000
Southern Pacific Funding Corp., 0.120%, 01/22/10(a)(c)	15,000	14,999
Straight-A Funding LLC, 0.210%, 01/07/10(a)(c)	17,000	16,999
Straight-A Funding LLC, 0.160%, 01/19/10(a)(c)	7,000	6,999
Straight-A Funding LLC, 0.200%, 02/02/10(a)(c)	37,000	36,993
Straight-A Funding LLC, 0.200%, 02/04/10(a)(c)	19,000	18,996
Straight-A Funding LLC, 0.160%, 02/12/10(a)(c)	25,000	24,995
Straight-A Funding LLC, 0.170%, 02/16/10(a)(c)	10,000	9,998
Straight-A Funding LLC, 0.170%, 02/26/10(a)(c)	17,000	16,996
Straight-A Funding LLC, 0.180%, 03/01/10(c)	23,000	22,993
Straight-A Funding LLC, 0.180%, 03/11/10(a)(c)	10,000	9,997
Total Capital, 0.160%, 02/26/10(a)(c)	28,000	27,993
UBS Finance Delaware LLC, 0.175%, 02/26/10(c)	30,000	29,992
Westpac Banking Corp., 0.401%, 01/13/10(a)(c)	32,000	31,996
Westpac Banking Corp., 0.175%, 03/10/10(a)(c)	34,000	33,989

		1,555,612

Health Care (2.1%)
GlaxoSmithKline PLC, 0.120%, 01/06/10(a)(c)	20,000	20,000
GlaxoSmithKline PLC, 0.120%, 01/13/10(a)(c)	35,000	34,999
GlaxoSmithKline PLC, 0.120%, 01/20/10(a)(c)	30,000	29,998
Johnson & Johnson, 0.140%, 03/26/10(a)(c)	25,000	24,992

		109,989

Utilities (3.4%)
E.ON AG, 0.310%, 01/08/10(a)(c)	13,000	12,999
E.ON AG, 0.270%, 01/20/10(a)(c)	43,000	42,994
E.ON AG, 0.200%, 02/16/10(a)(c)	23,000	22,994
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Emerson Electric Co., 0.120%, 01/22/10(a)(c)	20,000	19,999
GDF Suez, 0.200%, 01/04/10(a)(c)	25,000	25,000
GDF Suez, 0.190%, 01/11/10(a)(c)	25,000	24,999
GDF Suez, 0.190%, 01/12/10(a)(c)	6,400	6,400
GDF Suez, 0.190%, 01/20/10(a)(c)	22,000	21,998

		177,383

Total Commercial Paper		2,331,671

Corporate Bonds (4.7%)
Banks (3.9%)
Bank of America Corp., 0.391%, 02/12/10(b)	37,510	37,516
Bank of America Corp., 0.200%, 03/22/10(a)	40,000	40,000
International Bank for Reconstruction & Development, 0.228%, 02/08/10(b)	80,000	80,004
Wells Fargo & Co., 0.309%, 01/29/10(b)	25,000	25,010
Wells Fargo & Co., 0.349%, 03/23/10(b)	22,500	22,503

		205,033

Diversified Financial Services (0.3%)
JPMorgan Chase & Co., Ser C, MTN, 0.285%, 05/07/10(b)	19,100	19,081

Diversified Operations (0.5%)
3M Co., 5.610%, 12/12/10(a)(d)	25,465	26,726

Total Corporate Bonds		250,840

Municipal Bonds (4.6%)
California (0.5%)
California Pollution Control Financing Authority, Solid Waste Disposal, Ser A, RB, 0.280%, 09/01/19, LOC: JPMorgan Chase & Co., AMT(b)	10,000	10,000
Irvine Ranch Water District, Ser A, GO, 0.180%, 10/01/41, LOC: U.S. Bank N.A.(b)	14,200	14,200

		24,200

Delaware (0.1%)
Delaware State Health Facilities Authority, Bayhealth Medical Center, Inc., Ser B, RB, 0.190%, 07/01/39, LOC: PNC Bank N.A.(b)	5,050	5,050

Florida (0.1%)
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 0.230%, 08/15/27, LOC: Branch Banking & Trust Co.(b)	7,275	7,275

Georgia (0.3%)
Glynn-Brunswick Memorial Hospital Authority, Kings Bay Community Hospital, Inc., Ser B, RB, 0.220%, 08/01/38, LOC: Branch Banking & Trust Co.(b)	16,500	16,500

Illinois (1.1%)
Illinois Finance Authority, Chicago Symphony Orchestra, RB, 0.280%, 05/01/48, LOC: U.S. Bank N.A.(b)	35,000	35,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser D, RB, 0.200%, 01/01/48, LOC: Northern Trust Co.(b)	16,800	16,800
Illinois Finance Authority, OSF Healthcare System, Ser C, RB, 0.240%, 11/15/37, LOC: Wells Fargo Bank N.A.(b)	5,200	5,200

		57,000

Kentucky (0.3%)
Boone County Pollution Control, Duke Energy Kentucky, Inc. Project, Ser A, RB, 0.190%, 08/01/27, LOC: Wells Fargo Bank N.A.(b)	6,500	6,500
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-3, RB, 0.230%, 08/15/38, LOC: Branch Banking & Trust Co.(b)	5,000	5,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-4, RB, 0.230%, 08/15/38, LOC: Branch Banking & Trust Co.(b)	4,000	4,000

		15,500

Maryland (0.2%)
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.300%, 07/01/35, LOC: Branch Banking & Trust Co.(b)	8,000	8,000

Minnesota (0.1%)
St. Louis Park, Park Nicolett Methodist Hospital, Ser A, RB, 0.170%, 07/01/30, Callable 01/04/10 @ 100, LOC: Wells Fargo Bank N.A.(b)	4,650	4,650

Missouri (0.1%)
Missouri Development Finance Board, 0.300%, 01/21/10	7,902	7,902

New Mexico (0.2%)
New Mexico Educational Assistance Foundation, Ser A-1, RB, 0.280%, 09/01/33, Guaranteed Student Loans, AMT(b)	3,250	3,250
New Mexico Educational Assistance Foundation, Ser A-2, RB, AMT, 0.280%, 09/01/33, Guaranteed Student Loans(b)	4,750	4,750

		8,000

Oregon (0.2%)
Clackamas County Hospital Facility Authority, Legacy Health System, Ser A, RB, 0.200%, 06/01/37, LOC: U.S. Bank N.A.(b)	10,000	10,000

Pennsylvania (0.1%)
Pennsylvania State Higher Educational Facilities Authority, Gannon University, RB, 0.210%, 05/01/15, LOC: PNC Bank N.A.(b)	4,000	4,000
Philadelphia Authority for Industrial Development, Bakers Bay Elderly Associates, RB, 0.210%, 11/01/27, GNMA(b)	3,365	3,365

		7,365

Virginia (0.3%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 0.220%, 05/28/21, LOC: Branch Banking & Trust Co.(b)	9,600	9,600
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 0.110%, 04/01/38, LOC: PNC Bank N.A.(b)	7,000	7,000

		16,600

West Virginia (0.1%)
West Virginia State Hospital Finance Authority, West Virginia University Hospitals, Inc., Ser A, RB, 0.230%, 06/01/33, LOC: Branch Banking & Trust Co.(b)	5,000	5,000

Wisconsin (0.9%)
University Hospitals & Clinics Authority, Ser B, RB, 0.180%, 04/01/29, GO of Authority(b)	28,000	28,000
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care Metro, Inc., Ser B, RB, 0.200%, 04/01/28, LOC: U.S. Bank N.A.(b)	15,385	15,385
Wisconsin State Health & Educational Facilities Authority, National Regency of New Berlin, Inc., RB, 0.260%, 08/15/34, LOC: JPMorgan Chase & Co.(b)	5,800	5,800

		49,185

Total Municipal Bonds		242,227

U.S. Government Agencies (18.6%)
Fannie Mae (2.8%)
0.949%, 02/03/10(c)	75,000	74,935
0.174%, 07/13/10(b)	75,000	74,975

		149,910

Federal Farm Credit Bank (2.6%)
0.183%, 01/15/10(b)	27,000	27,000
0.201%, 05/04/10(b)	65,000	65,000
0.205%, 09/03/10(b)	47,000	47,000

		139,000

Federal Home Loan Bank (12.3%)
0.000%, 01/13/10(b)	23,500	23,500
0.183%, 01/19/10(b)	135,375	135,360
0.235%, 02/19/10(b)	22,000	22,004
0.770%, 03/11/10(b)	80,000	80,000
0.790%, 03/11/10(b)	36,500	36,499
0.019%, 03/23/10(b)	65,000	65,000
0.590%, 04/14/10(b)	50,000	50,000
0.350%, 05/12/10(b)	35,000	35,000
0.250%, 05/28/10(b)	52,500	52,500
0.500%, 10/05/10, Callable 04/05/10 @ 100	42,950	42,945
0.500%, 10/18/10	28,000	28,016
0.440%, 12/23/10, Callable 03/24/10 @ 100	18,000	18,000
0.410%, 12/29/10, Callable 06/29/10 @ 100	40,000	40,000
0.420%, 01/03/11, Callable 03/15/10 @ 100	18,750	18,750
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
		647,574

Freddie Mac (0.9%)
3.125%, 02/04/10	16,500	16,531
0.502%, 07/01/10(c)	30,000	29,925

		46,456

Total U.S. Government Agencies		982,940

Repurchase Agreements (2.4%)
Banc of America Securities, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $20,175 (collateralized by U.S. Government Agencies; 0.202-5.375%, due 06/27/11-06/12/17; total market value $20,579)	20,175	20,175
BNP Paribas, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $42,204 (collateralized by RFCS; STRIP, due 01/15/30; total market value $43,048)	42,204	42,204
Deutsche Bank, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $15,834 (collateralized by U.S. Government Agencies; 5.920%-5.950%, due 11/07/36-01/15/37; total market value $16,151)	15,834	15,834
HSBC Securities, Inc., 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $43,800 (collateralized by U.S. Treasury Note; 1.000%, due 09/30/11; total market value $44,577)	43,800	43,800
UBS Warburg LLC, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $3,888 (collateralized by FNMA; 4.125%-4.625%, due 10/15/13-04/15/14; total market value $3,972)	3,888	3,888

Total Repurchase Agreements		125,901

Money Market Funds (3.6%)
Goldman Sachs Financial Square Funds — Government Fund	93,087,157	93,087
JPMorgan U.S. Government Money Market Fund	98,000,000	98,000

Total Money Market Funds		191,087

Time Deposits (3.6%)
BNP Paribas, 0.020%, 1/4/10(b)	51,858	51,859
Calyon, 0.010%, 1/4/10(b)	69,143	69,143
Societe Generale, 0.020%, 1/4/10(b)	69,056	69,056

Total Time Deposits		190,058

Total Investments (Cost $5,278,407) — 100.0%		5,278,407
Other assets in excess of liabilities — 0.0%		381

Net Assets — 100.0%		$5,278,788

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 32.9% of net assets as of December 31, 2009.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(c)	Rate represents the effective yield at purchase.

(d)	Step bond. The rate shown is the rate in effect as of December 31, 2009.

AMT	Alternative Minimum Tax

DN	Discount Note

FNMA	Federal National Mortgage Association

GNMA	Security guaranteed by Government National Mortgage Association

GO	General Obligation

LOC	Letter of Credit

MTN	Medium Term Note

RB	Revenue Bond

RFCS	Resolution Funding Company Strip Bond

STRIP	Treasury Strip
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (97.3%)
Alabama (2.5%)
Birmingham Medical Clinic Board, University of Alabama Health Services Foundation P.C., RB, 0.370%, 10/01/28, LOC: Southtrust Bank N.A.(a)	13,060	13,060
Decatur Educational Building Authority, St. Ann’s School Project, RB, 0.470%, 12/01/27, LOC: Southtrust Bank N.A.(a)	2,320	2,320
Eutaw Industrial Development Board Pollution Control, Power Co. Project, RB, 0.180%, 06/01/28(a)	9,600	9,600
West Jefferson Industrial Development Board Pollution Control, Power Co. Project, RB, 0.390%, 06/01/28(a)	15,000	15,000

		39,980

Arizona (0.2%)
Salt River Project Agricultural Improvement & Power District Electric Systems, Ser C, RB, 5.500%, 01/01/10	3,000	3,000

Colorado (2.3%)
Colorado Educational & Cultural Facilities Authority, Milwaukee Jewish Federation Bond Program, RB, 0.230%, 09/01/35, LOC: U.S. Bank N.A.(a)	28,590	28,590
Midcities Metropolitan District No. 1, 0.220%, 12/01/31, LOC: BNP Paribas(a)	4,000	4,000
Westminster Economic Development Authority Tax Increment, Mandalay Gardens, RB, 0.250%, 12/01/28, LOC: U.S. Bank N.A.(a)	4,650	4,650

		37,240

Delaware (1.1%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 0.250%, 05/15/37, LOC: PNC Bank N.A.(a)	17,000	17,000

District of Columbia (4.3%)
District of Columbia, Abraham & Laura Lisner Home For Aged Women, RB, 0.250%, 07/01/22, LOC: Bank of America N.A.(a)	2,900	2,900
District of Columbia, American Educational Research Association, RB, 0.320%, 07/01/37, LOC: Wachovia Bank N.A.(a)	7,150	7,150
District of Columbia, Center for Strategic & International Studies, Inc., RB, 0.190%, 03/01/38, LOC: PNC Bank N.A.(a)	6,730	6,730
District of Columbia, Howard Road Academy Public Charter School, Inc., RB, 0.250%, 12/01/24, LOC: Bank of America N.A.(a)	2,125	2,125
District of Columbia, The Pew Charitable Trusts, Ser A, RB, 0.190%, 04/01/38, LOC: PNC Bank N.A.(a)	47,000	47,000
District of Columbia, Thurgood Marshall Center Trust, RB, 0.240%, 11/01/27, LOC: Branch Banking & Trust Co.(a)	2,845	2,845

		68,750

Florida (2.2%)
De Soto County Industrial Development, Tremron Project, RB, 0.340%, 11/01/15, LOC: Branch Banking & Trust Co.(a)	2,400	2,400
Jacksonville Economic Development Commission, Goodwill Industries of North Florida Project, RB, 0.470%, 07/01/23, LOC: Southtrust Bank N.A.(a)	3,240	3,240
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 0.270%, 09/01/29, LOC: Bank of America N.A.(a)	6,350	6,350
Palm Beach County, Caron Foundation of Florida, Inc. Project, RB, 0.320%, 01/01/28, LOC: Wachovia Bank N.A.(a)	9,215	9,215
Palm Beach County, IDR, Boca Raton Jewish Community Day School, Inc., RB, 0.320%, 09/01/20, LOC: Wachovia Bank N.A.(a)	2,415	2,415
Pinellas County Health Facility Authority, Ser A2, RB, 0.220%, 11/01/38(a)	6,000	6,000
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 0.250%, 10/01/21, LOC: Bank of America N.A.(a)	5,800	5,800

		35,420

Georgia (2.9%)
Bulloch County School District Sales Tax, GO, 5.000%, 05/01/10, State Aid Withholding	4,140	4,195
Cobb County Development Authority, Dominion Christian High School, Inc., RB, 0.240%, 12/01/25, LOC: Branch Banking & Trust Co.(a)	200	200
Columbia County Development Authority, Augusta Preparatory Day School, Inc., RB, 0.320%, 08/01/18, LOC: Wachovia Bank N.A.(a)(b)	2,500	2,500
Columbia County Elderly Authority Residential Care Facilities, Resource Center on Aging, RB, 0.320%, 01/01/21, LOC: Wachovia Bank N.A.(a)	5,460	5,460
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Fayette County Development Authority Educational Facilities, Catholic School Properties, Inc. Project, RB, 0.220%, 04/01/24, LOC: Wachovia Bank N.A.(a)	12,550	12,550
Fulton County Development Authority Educational Facilities, Catholic School Properties, Inc., RB, 0.220%, 04/01/24, LOC: Wachovia Bank N.A.(a)(b)	6,530	6,530
Fulton County Development Authority, Kings Ridge Christian School, RB, 0.240%, 05/01/26, LOC: Branch Banking & Trust Co.(a)	3,000	3,000
Gwinnett County School District, GO, 5.000%, 02/01/10	11,500	11,542

		45,977

Hawaii (1.4%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.220%, 07/01/33, RADIAN(a)	4,620	4,620
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B-2, RB, 0.220%, 07/01/33, RADIAN(a)	18,450	18,450

		23,070

Illinois (11.9%)
Illinois Development Finance Authority, RB, 0.250%, 01/01/29, LOC: Bank of America N.A.(a)	6,629	6,629
Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, RB, 0.280%, 07/01/29, LOC: Bank of America N.A.(a)	10,300	10,300
Illinois Educational Facilities Authority, Art Institute of Chicago, RB, 0.270%, 03/01/27, LOC: Northern Trust Co.(a)	14,800	14,800
Illinois Educational Facilities Authority, Field Museum Natural History, RB, 0.220%, 11/01/25, LOC: Northern Trust Co.(a)(b)	8,300	8,300
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 0.300%, 11/01/15, LOC: Northern Trust Co.(a)	2,900	2,900
Illinois Finance Authority, 0.320%, 02/04/10	37,410	37,410
Illinois Finance Authority, 0.320%, 02/09/10	24,000	24,000
Illinois Finance Authority, Art Institute of Chicago, Ser B-2, RB, 0.270%, 09/01/38, LOC: Northern Trust Co.(a)	2,500	2,500
Illinois Finance Authority, Chicago Symphony Orchestra, RB, 0.280%, 05/01/48, LOC: U.S. Bank N.A.(a)	10,000	10,000
Illinois Finance Authority, Elim Christian Services Project, RB, 0.270%, 12/01/37, LOC: JPMorgan Chase & Co.(a)	11,940	11,940
Illinois Finance Authority, Elmhurst College, RB, 0.250%, 02/01/42, LOC: Bank of America N.A.(a)	5,000	5,000
Illinois Finance Authority, Northwestern University, Subser B, RB, 0.580%, 12/01/34(a)	5,500	5,500
Illinois Finance Authority, Pollution Control, Commonwealth Edison Company, Ser F, RB, 0.220%, 03/01/17(a)	8,080	8,080
Illinois Finance Authority, Resurrection Health, Ser C, RB, 0.260%, 05/15/35, LOC: LaSalle Bank N.A.(a)	32,235	32,235
Illinois Health Facilities Authority, Memorial Health System, RB, 0.250%, 10/01/22, LOC: JPMorgan Chase & Co.(a)	11,200	11,200

		190,794

Indiana (4.0%)
Crawfordville, IDR, National Service Industrial, Inc. Project, RB, 0.320%, 06/01/21, LOC: Wachovia Bank N.A.(a)(b)	4,000	4,000
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 0.270%, 02/01/37, LOC: JPMorgan Chase & Co.(a)	19,200	19,200
Indiana Health Facility Financing Authority, Ascension Health Credit Group, Ser E6, RB, 0.600%, 11/15/39, Mandatory Put 03/15/10 @ 100(a)	19,000	19,000
Indiana State Finance Authority, Ascension Health Credit Group, RB, 0.390%, 11/15/36, Mandatory Put 05/17/10 @ 100(a)	2,400	2,400
Indiana State Finance Authority, Ascension Health Credit Group, Ser E5, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	3,310	3,310
Indiana State Finance Authority, Ascension Health Credit Group, Ser E7, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	3,310	3,310
Indiana State Finance Authority, Ascension Health Credit Group, Ser E8, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	3,310	3,310
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Marion Economic Development, Wesleyan University Project, RB, 0.250%, 06/01/36, LOC: Bank of America N.A.(a)	10,000	10,000

		64,530

Iowa (0.6%)
Iowa Financing Authority, Diocese of Sioux City Project, RB, 0.220%, 03/01/19, LOC: Wells Fargo Bank N.A.(a)	5,515	5,515
Webster County Educational Facilities, St. Edmond Project, RB, 0.320%, 07/01/20, LOC: Wells Fargo Bank N.A.(a)	4,425	4,425

		9,940

Kansas (0.1%)
Kansas Development Finance Authority Health Facilities, Deaconess Long Term Care, Ser C, RB, 0.270%, 05/15/30, LOC: JPMorgan Chase & Co.(a)	2,000	2,000

Kentucky (5.5%)
Boyle County College, Centre College Project, Ser A, RB, 0.190%, 06/01/37, LOC: PNC Bank N.A.(a)	24,000	24,000
Kentucky Public Energy Authority, Gas Supply, Ser A, RB, 0.200%, 08/01/16, LOC: Societe Generale(a)	60,000	60,000
Simpson County Hospital, The Medical Center at Franklin, Inc., RB, 0.240%, 06/01/36, LOC: Branch Banking & Trust Co.(a)	4,250	4,250

		88,250

Louisiana (1.1%)
East Baton Rouge Parish Industrial Development Board, Inc., RB, 0.250%, 02/01/28, LOC: Bank of America N.A.(a)	13,600	13,600
Louisiana Local Government Environmental Facilities and Community Development, SRL Holdings LLC Project, RB, 0.240%, 02/01/32, LOC: Branch Banking & Trust Co.(a)	3,680	3,680

		17,280

Maryland (3.3%)
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 0.240%, 04/01/28, LOC: Branch Banking & Trust Co.(a)	3,300	3,300
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.300%, 07/01/35, LOC: Branch Banking & Trust Co.(a)	10,000	10,000
Maryland State Health & Higher Education Facilities Authority, Howard County General Hospital, RB, 0.190%, 07/01/46, LOC: PNC Bank N.A.(a)	8,000	8,000
Maryland State Health & Higher Education Facilities Authority, Johns Hopkins Health System, Ser A, RB, 0.190%, 05/15/27, LOC: PNC Bank N.A.(a)	5,000	5,000
Maryland State Health & Higher Education Facilities Authority, Severn School, Inc., RB, 0.210%, 07/01/36, LOC: PNC Bank N.A.(a)	7,400	7,400
Maryland State Health & Higher Education Facilities Authority, Upper Chesapeake Hospital, Ser B, RB, 0.300%, 01/01/43, LOC: Branch Banking & Trust Co.(a)	6,055	6,055
Montgomery County Economic Development, American Gastroenterological Association, RB, 0.320%, 03/01/32, LOC: Wachovia Bank N.A.(a)	2,410	2,410
Montgomery County Housing Opportunities Commission, Ser A, RB, 2.000%, 01/01/10, County Guaranteed, FHA(a)	7,000	7,000
University System of Maryland, Ser A, RB, 0.550%, 07/01/23, Mandatory Put 06/01/10 @ 100(a)	4,000	4,000

		53,165

Massachusetts (1.1%)
Massachusetts Bay Transportation Authority Sales Tax, Ser A, RB, 2.000%, 07/01/30, Mandatory Put 02/17/10 @ 100(a)	9,000	9,015
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 0.480%, 11/01/33, Mandatory Put 07/08/10 @ 100(a)	7,747	7,747
Massachusetts State Industrial Finance Agency, Automatic Data Processing, Inc., RB, 0.700%, 12/01/19(a)	1,000	1,000

		17,762

Michigan (0.6%)
Michigan State, COP, 5.500%, 06/01/18, Prerefunded 06/01/10 @ 100, AMBAC(a)	2,000	2,039
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Oakland County Economic Development Corp., Cranbrook Educational Community, RB, 0.230%, 11/01/37, LOC: JPMorgan Chase & Co.(a)	6,995	6,995

		9,034

Minnesota (2.6%)
Minnesota State Higher Education Facilities Authority, William Mitchell, Ser 5-S, RB, 0.220%, 10/01/33, LOC: U.S. Bank N.A.(a)	9,865	9,865
Rochester Health Care, 0.300%, 02/08/10	10,000	10,000
Rochester Health Care Facilities, Mayo Clinic, Ser D, RB, 0.710%, 11/15/38, Mandatory Put 04/01/10 @ 100(a)	7,800	7,800
Rochester Health Care Facilities, Mayo Clinic, Ser E, RB, 0.550%, 11/15/38, Mandatory Put 05/10/10 @ 100(a)	4,000	4,000
St. Paul Port Authority District Cooling, District Cooling St. Paul, Inc., Ser 9-BB, RB, 0.220%, 03/01/29, LOC: Deutsche Bank A.G.(a)	2,380	2,380
St. Paul Port Authority District Heating, District Heating Development Co., Ser 5-O, RB, 0.220%, 12/01/28, LOC: Deutsche Bank A.G.(a)	1,375	1,375
St. Paul Port Authority District Heating, District Heating Development Co., Ser 7-Q, RB, 0.220%, 12/01/28, LOC: Deutsche Bank A.G.(a)	1,030	1,030
University of Minnesota, 0.350%, 04/08/10	5,000	5,000

		41,450

Mississippi (0.7%)
Mississippi Business Finance Corp., Horn Island Realty LLC, RB, 0.320%, 04/01/29, LOC: Wachovia Bank N.A.(a)	7,410	7,410
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care Corp., Ser B2, RB, 0.380%, 09/01/22(a)	3,735	3,735

		11,145

Missouri (3.4%)
Kansas City, Streetlight Project, Ser A, GO, 5.750%, 02/01/14, Prerefunded 02/01/10 @ 101(a)	4,315	4,377
Missouri Development Finance Board, 0.300%, 01/21/10	18,857	18,857
Missouri Development Finance Board, 0.300%, 01/21/10	15,000	15,000
Missouri Development Finance Board, 0.300%, 01/21/10	1,948	1,948
Missouri State Health & Educational Facilities Authority, Ascension Health, Ser C-1, RB, 0.568%, 11/15/39(a)	7,500	7,500
St. Joseph Industrial Development Authority Health Facilities, Heartland Regional Medical Center, Ser A, RB, 0.200%, 11/15/43, LOC: U.S. Bank N.A.(a)	6,000	6,000

		53,682

Nebraska (0.3%)
Madison County Hospital Authority No. 001, Faith Regional Health Services, Ser B, RB, 0.220%, 07/01/33, LOC: U.S. Bank N.A.(a)	5,000	5,000

Nevada (2.4%)
Clark County, 0.350%, 01/12/10	10,000	10,000
Clark County, Ser 2008 A, 0.430%, 02/02/10	4,000	4,000
Las Vegas Valley Water District, 0.400%, 01/13/10	23,500	23,500

		37,500

New York (2.0%)
New York Liberty Development Corp., World Trade Center Project, Ser A, RB, 0.500%, 12/01/49, Callable 10/12/10 @ 100(a)	28,475	28,475
New York, Ser B-2, Subser B-9, GO, 0.170%, 08/15/23, LOC: JPMorgan Chase & Co.(a)	4,000	4,000

		32,475

North Carolina (6.0%)
Board of Governors, University of North Carolina, 0.350%, 01/13/10	20,000	20,000
Charlotte, Facility Equipment Acquisition Project, Ser B, COP, 5.000%, 03/01/10	3,895	3,921
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 0.240%, 02/01/23, LOC: Branch Banking & Trust Co.(a)	3,700	3,700
North Carolina Capital Facilities Finance Agency, Aquarium Society Project, RB, 0.250%, 06/01/26, LOC: Bank of America N.A.(a)	6,440	6,440
North Carolina Capital Facilities Finance Agency, Educational Facilities, Countryside Montessori School, RB, 0.320%, 03/01/33, LOC: Wachovia Bank N.A.(a)	7,500	7,500
North Carolina Capital Facilities Finance Agency, Educational Facilities, High Point University Project, RB, 0.240%, 12/01/29, LOC: Branch Banking & Trust Co.(a)	6,100	6,100
North Carolina Educational Facilities Finance Agency, Davidson College, Ser B, RB, 0.220%, 12/01/20(a)	4,820	4,820
North Carolina Educational Facilities Finance Agency, Gardner-Webb University, RB, 0.220%, 07/01/17, LOC: Wachovia Bank N.A.(a)(b)	2,400	2,400
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
North Carolina Medical Care Commission, Health Care Facilities, Aston Park Health Care Center Project, RB, 0.320%, 02/01/22, LOC: Wachovia Bank N.A.(a)	2,900	2,900
North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement Community, Inc., Ser B, RB, 0.240%, 11/01/14, LOC: Branch Banking & Trust Co.(a)	5,000	5,000
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 0.280%, 09/01/33, LOC: Bank of America N.A.(a)	6,275	6,275
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 0.300%, 03/01/28, LOC: Branch Banking & Trust Co.(a)	15,010	15,010
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 0.240%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	3,560	3,560
Wake County, GO, 5.000%, 03/01/10	8,500	8,561

		96,187

Ohio (3.1%)
Hamilton County Health Care Facilities, Deaconess Long Term Care, Ser A, RB, 0.270%, 05/15/30, LOC: JPMorgan Chase & Co.(a)	5,660	5,660
Ohio State Higher Educational Capital Facilities, Ser A, GO, 5.200%, 02/01/10	2,385	2,394
Ohio State University (The), Ser B, RB, 0.150%, 06/01/35(a)	41,200	41,200

		49,254

Pennsylvania (7.9%)
Adams County Industrial Development Authority, Brethren Home Community Project, RB, 0.290%, 06/01/32, LOC: PNC Bank N.A.(a)	7,600	7,600
Allegheny County Industrial Development Authority Health Care, Vincentian Collaborative, Ser A, RB, 0.210%, 06/01/38, LOC: PNC Bank N.A.(a)	4,300	4,300
Doylestown Hospital Authority Revenue, Ser B, RB, 0.190%, 07/01/37, LOC: PNC Bank N.A.(a)	11,700	11,700
Huntington County General Authority College, Juniata College Project, Ser A, RB, 0.210%, 05/01/26, LOC: PNC Bank N.A.(a)	4,800	4,800
Luzerne County, Convention Center Authority, Hotel Room Rent Tax, Ser A, RB, 0.210%, 09/01/28, LOC: PNC Bank N.A.(a)	2,415	2,415
Montgomery County Industrial Development Authority, 0.430%, 02/01/10	12,100	12,100
Montgomery County Industrial Development Authority, 0.430%, 02/02/10	2,300	2,300
Montgomery County Industrial Development Corp., RB, 0.240%, 01/07/10, LOC: BNP Paribas	19,000	19,000
Pennsylvania State University, Ser B, RB, 1.500%, 06/01/31, Mandatory Put 06/01/10 @ 100(a)	11,250	11,298
Philadelphia School District, Subser D-1, GO, 0.190%, 09/01/21, State Aid Withholding(a)	13,000	13,000
Philadelphia School District, Subser D-2, GO, 0.190%, 09/01/11, State Aid Withholding(a)	2,435	2,435
Southeastern Transportation Authority, RB, 0.190%, 03/01/22, LOC: PNC Bank N.A.(a)	25,900	25,900
Washington County Hospital Authority, Hospital Project, Ser B, RB, 0.210%, 07/01/37, LOC: Wachovia Bank N.A.(a)	9,500	9,500

		126,348

Puerto Rico (0.4%)
Barclays Capital Municipal Trust Receipts Various States, Ser 10-B, RB, 0.300%, 08/01/57, Callable 08/01/17 @ 100, LIQ FAC: Barclays Bank PLC(a)(b)	6,100	6,100

South Carolina (2.1%)
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Claflin University, RB, 0.250%, 10/01/33, LOC: Bank of America N.A.(a)	4,740	4,740
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 0.250%, 04/01/28, LOC: Bank of America N.A.(a)	5,060	5,060
South Carolina Jobs-Economic Development Authority, Hammond School Project, RB, 0.320%, 06/01/30, LOC: Wells Fargo Bank N.A.(a)	3,860	3,860
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 0.240%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	6,000	6,000
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 0.240%, 12/01/24, LOC: Branch Banking & Trust Co.(a)	2,855	2,855
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
South Carolina Jobs-Economic Development Hospital Authority, Tuomey Regional Medical Center, RB, 0.220%, 11/01/25, LOC: Wachovia Bank N.A.(a)	6,440	6,440
University of South Carolina Development Foundation, RB, 0.240%, 12/01/10, GO (a)	3,970	3,970

		32,925

Tennessee (4.7%)
Blount County Public Building Authority, Local Government Public Improvement, Ser E-1-A, RB, 0.240%, 06/01/37, LOC: Branch Banking & Trust Co., County Guaranteed(a)	4,200	4,200
Blount County Public Building Authority, Local Government Public Improvement, Ser E-10-A, RB, 0.240%, 06/01/25, LOC: Branch Banking & Trust Co.(a)	4,965	4,965
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-A, RB, 0.240%, 06/01/30, LOC: Branch Banking & Trust Co.(a)	7,800	7,800
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-B, RB, 0.240%, 06/01/42, LOC: Branch Banking & Trust Co.(a)	9,470	9,470
Bristol Health & Educational Facilities Board, King College Project, RB, 0.250%, 05/01/21, LOC: Bank of America N.A.(a)	6,800	6,800
Chattanooga Industrial Development Board, Tennessee Aquarium Project, RB, 0.250%, 04/01/24, LOC: Bank of America N.A.(a)	4,950	4,950
Clarksville Public Building Authority, RB, 0.250%, 10/01/25, LOC: Bank of America N.A.(a)	9,080	9,080
Dayton Industrial Development Board, IDR, La-Z-Boy Chair Co. Project, RB, 0.370%, 06/01/11, LOC: Wachovia Bank N.A.(a)(b)	4,350	4,350
Knox County Health Educational & Housing Facilities Board, Baptist Hospital System Project, RB, 0.250%, 04/01/27, LOC: LaSalle Bank N.A.(a)	12,315	12,315
Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Vanderbilt University, Ser B-3, RB, 5.000%, 10/01/44, Callable 04/01/10 @ 100, NATL-RE(a)	4,255	4,301
Montgomery County Public Building Authority Pooled Financing Government Obligation, RB, 0.250%, 03/01/25, LOC: Bank of America N.A.(a)(b)	2,200	2,200
Sevier County Public Building Authority, Local Government Public Improvement, Ser V-V-B-1, RB, 0.240%, 06/01/35, LOC: Branch Banking & Trust Co.(a)	5,425	5,425

		75,856

Texas (5.3%)
Alamo Heights Higher Educational Facilities Corp., Higher Educational, University Incarnate, Ser A, RB, 0.250%, 04/01/19, LOC: JPMorgan Chase & Co.(a)	9,380	9,380
Brazos Harbor Industrial Development Corp., Port Facilities, American Rice, Inc. Project, Ser A, RB, 0.270%, 12/01/25, LOC: HSBC Bank USA N.A.(a)	13,300	13,300
Harris County Cultural Education Facilities Financial Corp. Special Facilities, Texas Medical Center, Ser A, RB, 0.200%, 09/01/31, LOC: JPMorgan Chase & Co.(a)	5,305	5,305
Harris County Texas Cultural Educational, RB, 0.400%, 06/03/10	25,900	25,900
Harris County, Toll Road Senior Lien, Ser B-2, RB, 2.000%, 08/15/21, Mandatory Put 08/12/10 @ 100(a)	11,635	11,743
Texas State, Tax & Revenue Anticipation Notes, RB, 2.500%, 08/31/10	19,450	19,714

		85,342

Utah (0.2%)
Jordanelle Special Service District Special Assessment, Tuhaye Project, RB, 0.220%, 09/01/25, LOC: Wells Fargo Bank N.A.(a)	3,727	3,727

Virginia (4.3%)
Fairfax County Industrial Development Authority, Inova Health System Foundation, Ser B-1, RB, 0.558%, 05/15/39, Mandatory Put 03/08/10 @ 100(a)	14,000	14,000
Fairfax County, Ser D, GO, 2.000%, 10/01/10	5,985	6,061
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 0.240%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,815	7,815
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34, Mandatory Put 03/03/10 @ 100(a)	19,000	19,000
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 0.240%, 12/01/33, LOC: Branch Banking & Trust Co.(a)	11,295	11,295
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.270%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	10,500	10,500

		68,671

Washington (1.1%)
Bremerton, Kitsap Regional Conference, RB, 0.270%, 12/01/28, LOC: Bank of America N.A.(a)	5,005	5,005
Snohomish County Housing Authority, Autumn Chase Apartments Project, RB, 0.250%, 07/01/36, LOC: Bank of America N.A.(a)	4,590	4,590
Washington State Housing Finance Commission, Multifamily Housing, Lake City Senior Apartments Project, RB, 0.260%, 07/01/44, FHLMC(a)	4,000	4,000
Washington State Housing Finance Commission, Nonprofit, Evergreen School Project, RB, 0.320%, 07/01/28, LOC: Wells Fargo Bank N.A.(a)	4,555	4,555

		18,150

Wisconsin (5.7%)
Wisconsin Health & Educational Facilities Authority, 0.320%, 02/09/10	10,450	10,450
Wisconsin Health & Educational Facilities Authority, 0.350%, 02/09/10	6,900	6,900
Wisconsin Health & Educational Facilities Authority, 0.280%, 04/06/10	19,970	19,970
Wisconsin Health & Educational Facilities Authority, 0.250%, 04/07/10	35,000	35,000
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care Metro, Inc., Ser B, RB, 0.200%, 04/01/28, LOC: U.S. Bank N.A.(a)	4,640	4,640
Wisconsin State Health & Educational Facilities Authority, Benevolent Corp. Cedar Community, 0.270%, 06/01/37, LOC: JPMorgan Chase & Co.(a)	13,690	13,690

		90,650

Total Municipal Bonds		1,557,654

Money Market Funds (0.1%)
Federated Tax-Free Obligations Fund	11,526	12
Goldman Sachs Financial Square Tax Free Money Market Fund	1,501,700	1,502

Total Money Market Funds		1,514

Total Investments (Cost $1,559,168) — 97.4%		1,559,168
Other assets in excess of liabilities — 2.6%		41,033

Net Assets — 100.0%		$1,600,201

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.3% of net assets as of December 31, 2009.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

COP	Certificate of Participation

FHA	Security guaranteed by Federal Housing Administration

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

GO	General Obligation

IDR	Industrial Development Revenue

LIQ FAC	Liquidity Facilities

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RADIAN	Insured by Radian Asset Assurance

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (58.8%)
Fannie Mae (20.0%)
0.401%, 01/04/10(a)	10,000	10,000
0.200%, 01/22/10(a)	7,500	7,499
0.200%, 01/25/10(a)	21,290	21,287
0.301%, 02/01/10(a)	12,360	12,357
0.205%, 02/08/10(b)	5,000	5,000
0.218%, 02/12/10(b)	7,300	7,304
0.411%, 02/22/10(a)	14,500	14,491
0.260%, 02/24/10(a)	11,000	10,996
0.110%, 03/02/10(a)	6,250	6,249
0.070%, 03/03/10(a)	12,500	12,499
0.140%, 03/16/10(a)	12,500	12,496
0.110%, 03/24/10(a)	6,000	5,998
0.170%, 03/31/10(a)	6,750	6,747
0.175%, 05/25/10(a)	17,000	16,988
0.170%, 06/02/10(a)	14,300	14,290
0.180%, 06/23/10(a)	6,500	6,494
0.543%, 07/12/10(a)	7,000	6,980
0.174%, 07/13/10(b)	10,000	9,997
0.251%, 07/19/10(a)	6,000	5,992

		193,664

Federal Farm Credit Bank (0.6%)
0.173%, 11/17/10(b)	6,250	6,249

Federal Home Loan Bank (17.4%)
0.124%, 01/11/10(b)	10,000	10,000
0.183%, 01/19/10(b)	13,000	12,999
0.080%, 01/27/10(a)	12,500	12,499
0.204%, 02/10/10(b)	26,200	26,200
1.050%, 02/23/10	4,000	3,999
0.830%, 03/11/10(b)	12,500	12,500
0.225%, 03/12/10(a)	10,000	9,996
0.019%, 03/23/10(b)	12,000	12,000
0.141%, 03/26/10(b)	16,000	16,004
0.553%, 04/01/10(a)	6,000	5,992
0.371%, 04/16/10(a)	7,000	6,992
0.350%, 05/12/10(b)	6,000	6,000
0.150%, 05/19/10(a)	13,000	12,993
0.250%, 05/28/10(b)	10,000	10,000
0.500%, 10/05/10, Callable 04/05/10 @ 100	7,500	7,499
0.410%, 12/29/10, Callable 06/29/10 @ 100	5,000	5,000

		170,673

Freddie Mac (20.8%)
0.200%, 01/04/10(a)	26,375	26,375
0.371%, 01/06/10(a)	18,500	18,499
0.160%, 02/01/10(a)	15,000	14,998
0.321%, 03/01/10(a)	15,000	14,992
0.120%, 03/02/10(a)	5,300	5,299
0.160%, 03/09/10(a)	16,000	15,995
0.250%, 03/15/10(a)	16,210	16,202
0.155%, 04/05/10(a)	10,000	9,996
0.120%, 04/13/10(a)	15,000	14,995
0.190%, 04/19/10(a)	15,350	15,342
0.155%, 04/28/10(a)	10,000	9,995
0.512%, 05/05/10(a)	5,800	5,790
0.442%, 05/17/10(a)	7,500	7,488
0.160%, 06/14/10(a)	6,000	5,996
0.250%, 06/21/10(a)	20,500	20,476

		202,438

Total U.S. Government Agencies		573,024

U.S. Treasury Obligation (0.6%)
U.S. Treasury Bill (0.6%)
0.285%, 06/10/10(a)	6,000	5,992

Total U.S. Treasury Obligation		5,992

Repurchase Agreements (25.5%)
Banc of America Securities, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $28,950 (collateralized by RFCS; STRIP, due 01/15/15; total market value $29,529)	28,950	28,950
BNP Paribas, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $129,088 (collateralized by U.S. Government Agencies; DN-6.030%, due 06/18/10-07/13/37; total market value $131,670)	129,088	129,088
Deutsche Bank, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $14,014 (collateralized by U.S. Government Agencies; 1.900%-3.500%, due 12/04/12-05/29/13; total market value $14,294)	14,014	14,014
HSBC Securities, Inc., 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $61,903 (collateralized by U.S. Treasury Notes; 1.000%-1.875%, due 09/30/11-06/15/12; total market value $63,144)	61,903	61,903
UBS Warburg LLC, 0.020%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $13,930 (collateralized by FHLB; 1.000%, due 04/22/13; total market value $14,213)	13,930	13,930

Total Repurchase Agreements		247,885

Money Market Funds (15.1%)
Federated Government Obligations Tax-Managed Fund	37,000,000	37,000
Goldman Sachs Financial Square Funds — Government Fund	55,000,000	55,000
JPMorgan U.S. Government Money Market Fund	55,000,000	55,000

Total Money Market Funds		147,000

Total Investments (Cost $973,901) — 100.0%		973,901
Liabilities in excess of other assets — 0.0%		(111)

Net Assets — 100.0%		$973,790

(a)	Rate represents the effective yield at purchase.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

DN	Discount Note

FHLB	Federal Home Loan Bank

RFCS	Resolution Funding Company Strip Bond

STRIP	Treasury Strip
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (53.3%)
U.S. Treasury Bills (51.9%)
0.145%, 01/07/10(a)	5,500	5,501
0.142%, 01/14/10(a)	5,500	5,500
0.127%, 01/21/10(a)	25,500	25,499
0.130%, 01/28/10(a)	5,500	5,499
0.205%, 02/04/10(a)	30,000	29,996
0.330%, 02/11/10(a)	39,400	39,386
0.100%, 02/18/10(a)	36,500	36,495
0.234%, 02/25/10(a)	25,500	25,495
0.176%, 03/04/10(a)	6,500	6,498
0.205%, 03/11/10(a)	51,000	50,989
0.192%, 03/18/10(a)	68,000	67,984
0.202%, 03/25/10(a)	51,000	50,988
0.181%, 04/01/10(a)	33,500	33,491
0.146%, 04/08/10(a)	44,000	43,987
0.135%, 04/15/10(a)	22,500	22,494
0.065%, 04/29/10(a)	14,300	14,297
0.120%, 05/06/10(a)	20,000	19,992
0.157%, 05/13/10(a)	18,000	17,990
0.135%, 05/20/10(a)	14,000	13,993
0.141%, 05/27/10(a)	28,000	27,984
0.150%, 06/17/10(a)	10,000	9,993
0.406%, 12/16/10(a)	5,000	4,980

		559,031

U.S. Treasury Note TIPS (1.4%)
4.250%, 01/15/10	15,433	15,449

Total U.S. Treasury Obligations		574,480

Repurchase Agreements (22.4%)
Banc of America Securities, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $18,865 (collateralized by U.S. Treasury Note; STRIP, due 05/15/20; total market value $19,243)	18,865	18,865
Banc of America Securities, 0.100%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $25,000 (collateralized by U.S. Treasury Note; STRIP, due 05/15/20; total market value $25,500)	25,000	25,000
BNP Paribas, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $40,441 (collateralized by U.S. Treasury Notes; STRIP-2.375%, due 04/15/11-02/15/24; total market value $41,249)	40,441	40,441
Commerzbank AG, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $69,288 (collateralized by U.S. Treasury Obligations; 1.000%-4.375%, due 12/31/11-11/15/39; total market value $70,677)	69,288	69,288
Deutsche Bank AG, 0.100%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $50,823 (collateralized by U.S. Treasury Note; STRIP, due 11/15/21; total market value $51,839)	50,823	50,823
HSBC Securities, Inc., 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $18,686 (collateralized by U.S. Treasury Bond; 7.125%, due 02/15/23; total market value $19,061)	18,686	18,686
JPMorgan Chase & Co., 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $7,000 (collateralized by U.S. Treasury Bond; 8.875%, due 02/15/19; total market value $7,144)	7,000	7,000
Royal Bank of Scotland, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $5,482 (collateralized by U.S. Treasury Note; 0.875%, due 03/31/11; total market value $5,592)	5,482	5,482
UBS Warburg LLC, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $5,388 (collateralized by U.S. Treasury Note; 1.000%, due 12/31/11; total market value $5,501)	5,388	5,388

Total Repurchase Agreements		240,973

Money Market Funds (24.3%)
Federated Treasury Obligations Fund	94,500,000	94,500
Federated U.S. Treasury Cash Reserves Fund	42,000,000	42,000
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	125,500,000	125,500

Total Money Market Funds		262,000

Total Investments (Cost $1,077,453) — 100.0%		1,077,453
Other assets in excess of liabilities — 0.0%		197

Net Assets — 100.0%		$1,077,650

(a)	Rate represents the effective yield at purchase.

DN	Discount Note

TIPS	Treasury Inflation Protected Securities

STRIP	Treasury Strip
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.5%)
District of Columbia (0.4%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/10, NATL-RE/FGIC	1,365	1,411

Indiana (0.6%)
Indiana State Finance Authority, Ascension Health, Ser E5, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	630	630
Indiana State Finance Authority, Ascension Health, Ser E7, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	630	630
Indiana State Finance Authority, Ascension Health, Ser E8, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	630	630

		1,890

Kansas (2.2%)
Wichita Kansas Hospital, RB, 0.180%, 11/15/39, LOC: JPMorgan Chase & Co.(a)	7,050	7,050

New York (1.7%)
New York Liberty Development Corp., World Trade Center Project, Ser A, RB, 0.500%, 12/01/49, Callable 10/12/10 @ 100(a)	5,380	5,380

Puerto Rico (1.4%)
Barclays Capital Municipal Trust Receipts Various States, Ser 10-B, RB, 0.300%, 08/01/57, Callable 08/01/17 @ 100, LIQ FAC: Barclays Bank PLC(a)	3,150	3,150
Puerto Rico Public Finance Corp., Ser E, RB, 5.700%, 08/01/57, Prerefunded 02/01/10 @ 100	1,135	1,140

		4,290

Virginia (90.2%)
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 0.210%, 06/01/25, LOC: PNC Bank N.A.(a)	3,665	3,665
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 0.250%, 07/01/26, LOC: Bank of America N.A.(a)	2,605	2,605
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 0.300%, 12/01/13, Callable 12/01/10 @ 100, LOC: Branch Banking & Trust Co.(a)	2,915	2,915
Chesterfield County Health Center Commission, Residential Care Facilities, Lucy Corr Village, Ser B, RB, 0.240%, 12/01/12, LOC: Branch Banking & Trust Co.(a)	1,400	1,400
Clarke County Industrial Development Authority, Educational Facilities, Powhatan School District Project, RB, 0.240%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	345	345
Fairfax County Economic Development Authority, Flint Hill School Project, RB, 0.390%, 09/01/21, LOC: Wachovia Bank N.A. (a)(b)	3,850	3,850
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 0.220%, 07/01/40, LOC: Bank of America N.A.(a)	1,000	1,000
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, 0.270%, 10/01/25, LIQ FAC: Inova Health System(a)	4,900	4,900
Fairfax County Industrial Development Authority, Inova Health System Foundation, Ser B-1, RB, 0.558%, 05/15/39, Mandatory Put 03/08/10 @ 100(a)	12,000	12,000
Fairfax County Industrial Development Authority, Inova Health System Foundation, Ser C, RB, 2.000%, 05/15/10	3,310	3,331
Fairfax County, Ser D, GO, 2.000%, 10/01/10	6,000	6,076
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 0.180%, 04/01/38, LOC: PNC Bank N.A.(a)	2,000	2,000
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 0.240%, 06/01/26, LOC: Branch Banking & Trust Co.(a)	5,055	5,055
Hampton Redevelopment & Housing Authority, Multifamily Housing, Shoreline Apartments Project, RB, 0.290%, 12/01/19, FHLMC(a)	1,885	1,885
Hanover County Economic Development Authority, Bon Secours-Maria Manor Nursing Care Center, Inc., Ser D-2, RB, 0.200%, 11/01/25, LOC: U.S. Bank N.A.(a)	16,165	16,165
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 0.240%, 10/01/37, LOC: Branch Banking & Trust Co.(a)	8,310	8,310
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 0.240%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	6,860	6,860
Henrico County Economic Development Authority, Steward School Project, RB, 0.240%, 07/01/33, LOC: Branch Banking & Trust Co.(a)	2,400	2,400
JPMorgan Chase Putters Drivers Trust Various States, Ser 3590, RB, 0.250%, 05/15/17, LIQ FAC: JPMorgan Chase & Co.(a)	5,000	5,000
Loudoun County Industrial Development Authority, Day School, Inc., RB, 0.180%, 03/01/38, LOC: PNC Bank N.A.(a)	13,310	13,310
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser B, RB, 0.200%, 02/15/38(a)	10,405	10,405
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 0.150%, 02/15/38(a)	26,550	26,550
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 0.220%, 01/01/20, LOC: Bank of America N.A.(a)	800	800
Lynchburg Industrial Development Authority, Aerofin Corp. Project, RB, AMT, 0.340%, 03/01/29, LOC: PNC Bank N.A.(a)	2,075	2,075
Lynchburg Industrial Development Authority, Educational Facilities, Randolph Macon Project, RB, 0.320%, 09/01/23, LOC: Wachovia Bank N.A.(a)	7,450	7,450
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 0.250%, 11/01/28, LOC: Bank of America N.A.(a)	8,835	8,835
Newport News Redevelopment & Housing Authority, Multifamily Housing, Springhouse Apartments Project, RB, 0.250%, 09/01/26, FHLMC(a)	3,400	3,400
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34, Mandatory Put 03/03/10 @ 100(a)	5,000	5,000
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser C, RB, 0.200%, 11/01/34(a)	11,300	11,300
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 0.250%, 07/01/34, LOC: Bank of America N.A.(a)	8,455	8,455
Peninsula Ports Authority, Riverside Health Systems Project, RB, 0.450%, 07/01/37(a)	16,300	16,300
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 0.250%, 08/01/19, LOC: Bank of America N.A.(a)	7,425	7,425
Richmond, Ser B, GO, 5.000%, 07/15/10, AGM	2,865	2,935
Salem Industrial Development Authority, Multifamily Housing, Oak Park Preservation LP, RB, 0.320%, 08/15/43, FNMA(a)	2,740	2,740
Tazewell County Industrial Development Authority, Jennmar Corp. of Virginia, Inc., RB, AMT, 0.340%, 02/01/17, LOC: PNC Bank N.A.(a)	4,500	4,500
University of Virginia, Ser A, RB, 0.300%, 02/11/10	4,812	4,812
Virginia Beach Development Authority, Wesleyan College Project, RB, 0.250%, 07/01/33, LOC: Bank of America N.A.(a)	13,845	13,845
Virginia Beach, Ser 2667, GO, 0.250%, 10/01/15(a)	3,500	3,500
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 0.220%, 04/01/27, LOC: Wachovia Bank N.A.(a)	8,105	8,105
Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development, Ser B, RB, 5.250%, 05/15/10	1,550	1,578
Virginia Commonwealth University Health System Authority, Ser B, RB, 0.270%, 07/01/30, AMBAC/County Guaranteed(a)	4,500	4,500
Virginia Commonwealth University Health System Authority, Ser C, RB, 0.280%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	9,800	9,800
Virginia Housing Development Authority, Commonwealth Mortgage, Ser C07, RB, AMT, 0.340%, 07/01/17, GO of Authority(a)	685	685
Virginia Public Building Authority, Public Facilities, Ser A, RB, 5.000%, 08/01/10	4,000	4,106
Virginia Public Building Authority, Public Facilities, Ser A, RB, 5.750%, 08/01/17, Prerefunded 08/01/10 @ 100	1,370	1,413
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Virginia Small Business Financing Authority, Hampton University, Ser A, RB, 0.190%, 12/01/38, LOC: PNC Bank N.A.(a)	5,000	5,000
Virginia Small Business Financing Authority, National Capital Area Council, RB, 0.220%, 03/01/31, LOC: Wachovia Bank N.A.(a)	6,145	6,145
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 0.250%, 12/01/18, LOC: Bank of America N.A.(a)	250	250
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Canterbury, Ser B, RB, 0.240%, 01/01/35, LOC: Branch Banking & Trust Co.(a)	1,900	1,900

		286,881

Total Municipal Bonds		306,902

Money Market Funds (0.3%)
Federated Tax-Free Obligations Fund	69,125	69
Goldman Sachs Financial Square Tax Free Money Market Fund	939,196	939

Total Money Market Funds		1,008

Total Investments (Cost $307,910) — 96.8%		307,910
Other assets in excess of liabilities — 3.2%		10,234

Net Assets — 100.0%		$318,144

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.2% of net assets as of December 31, 2009.

AGM	Security guaranteed by Assured Guaranty Municipal Corporation

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

FNMA	Security guaranteed by Federal National Mortgage Association

GO	General Obligation

LIQ FAC	Liquidity Facilities

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Certificates of Deposit (17.5%)
Banks (11.9%)
Bank of Nova Scotia, 0.180%, 04/01/10	15,000	15,000
Bank of Nova Scotia, 0.290%, 05/03/10	16,300	16,300
BNP Paribas, 0.210%, 02/02/10	7,000	7,000
BNP Paribas, 0.220%, 02/10/10	15,000	15,000
BNP Paribas, 0.310%, 03/29/10	20,000	20,000
BNP Paribas, 0.230%, 04/12/10	23,000	23,000
Deutsche Bank AG, 0.180%, 02/12/10	21,000	21,000
Rabobank, 0.420%, 01/04/10	11,000	11,000
Rabobank, 0.310%, 03/03/10	10,891	10,893
Rabobank, 0.220%, 04/12/10	15,000	15,000
Rabobank, 0.290%, 05/18/10	16,735	16,735
Rabobank, 0.240%, 05/19/10	28,000	28,001
Societe Generale, 0.500%, 02/01/10	15,000	15,000
Societe Generale, 0.370%, 02/26/10	20,000	20,000
Societe Generale, 0.220%, 03/03/10	17,000	17,000
Societe Generale, 0.320%, 03/10/10	13,900	13,900
Toronto-Dominion Bank, 0.520%, 01/25/10	15,000	15,004
Toronto-Dominion Bank, 1.650%, 01/28/10	7,000	7,008
Toronto-Dominion Bank, 0.400%, 02/16/10	23,000	23,001
Toronto-Dominion Bank, 0.270%, 05/10/10	25,000	25,001
Toronto-Dominion Bank, 0.330%, 05/17/10	21,450	21,452

		356,295

Diversified Financial Services (5.6%)
ASB Finance Corp., 0.434%, 01/13/10(a)(b)	19,000	19,000
Barclays Bank PLC, 0.780%, 01/11/10	29,000	29,000
Barclays Bank PLC, 0.720%, 01/29/10	24,800	24,800
Calyon North America, Inc., 0.180%, 02/23/10	18,750	18,750
Calyon North America, Inc., 0.200%, 03/04/10	14,000	14,000
Calyon North America, Inc., 0.220%, 03/24/10	16,000	16,000
UBS AG, 0.200%, 01/29/10	15,600	15,600
UBS AG, 0.220%, 02/16/10	7,000	7,000
Westpac Banking Corp., 0.250%, 05/24/10	23,000	23,001

		167,151

Total Certificates of Deposit		523,446

Commercial Paper (47.4%)
Banks (8.9%)
Abbey National LLC, 0.140%, 01/08/10(c)	15,000	15,000
Abbey National LLC, 0.140%, 01/22/10(c)	30,000	29,997
Australia & New Zealand Banking Group, 0.200%, 01/04/10(a)(c)	8,000	8,000
Australia & New Zealand Banking Group, 0.200%, 02/08/10(a)(c)	12,500	12,497
Australia & New Zealand Banking Group, 0.190%, 03/04/10(c)	24,000	24,000
Banco Santander Central Hispano SA, 0.501%, 01/15/10(c)	20,000	19,996
Banco Santander Central Hispano SA, 0.321%, 04/09/10(c)	15,000	14,987
Bank of America Corp., 0.220%, 01/05/10(c)	7,000	7,000
Bank of America Corp., 0.220%, 01/12/10(c)	16,000	15,999
HSBC Bank USA, 0.240%, 01/04/10(c)	22,500	22,500
HSBC Bank USA, 0.240%, 03/09/10(c)	16,000	15,993
HSBC Bank USA, 0.240%, 04/15/10(c)	40,000	39,972
Rabobank USA Financial Corp., 0.310%, 01/15/10(c)	10,700	10,699
State Street Corp., 0.130%, 01/21/10(c)	30,000	29,998

		266,638

Consumer Staples (0.5%)
Procter & Gamble Co., 0.110%, 01/27/10(a)(c)	15,000	14,999

Diversified Financial Services (31.9%)
Allianz Finance Corp., 0.140%, 02/04/10(a)(c)	10,250	10,248
Allianz Finance Corp., 0.150%, 02/08/10(a)(c)	6,000	5,999
Allianz Finance Corp., 0.180%, 02/09/10(a)(c)	29,000	28,994
Alpine Securitization Corp., 0.160%, 01/06/10(a)(c)	13,000	13,000
Alpine Securitization Corp., 0.170%, 01/19/10(a)(c)	4,000	4,000
Alpine Securitization Corp., 0.170%, 01/21/10(a)(c)	32,000	31,996
Barclays Bank PLC, 0.150%, 02/24/10(c)	25,000	24,993
BlackRock, Inc., 0.180%, 01/15/10(a)(c)	15,000	14,998
BlackRock, Inc., 0.210%, 01/20/10(a)(c)	3,200	3,200
BlackRock, Inc., 0.200%, 01/25/10(a)(c)	9,000	8,999
BlackRock, Inc., 0.210%, 02/01/10(a)(c)	3,000	2,998
BlackRock, Inc., 0.200%, 02/05/10(a)(c)	15,000	14,997
CBA Delaware Finance, Inc., 0.180%, 02/22/10(c)	10,850	10,847
CBA Delaware Finance, Inc., 0.190%, 03/03/10(c)	13,000	12,996
CBA Delaware Finance, Inc., 0.210%, 04/19/10(c)	5,000	4,996
CBA Delaware Finance, Inc., 0.230%, 04/29/10(c)	17,500	17,487
CBA Delaware Finance, Inc., 0.300%, 06/18/10(c)	10,000	9,986
Fairway Finance Corp., 0.200%, 01/07/10(a)(c)	17,000	16,999
Fairway Finance Corp., 0.180%, 01/19/10(a)(c)	11,581	11,580
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Fairway Finance Corp., 0.160%, 01/22/10(a)(c)	10,000	9,999
Fairway Finance Corp., 0.190%, 02/01/10(a)(c)	7,000	6,999
Falcon Asset Securitization Corp., 0.180%, 01/05/10(a)(c)	18,000	18,000
Falcon Asset Securitization Corp., 0.160%, 01/19/10(a)(c)	5,000	5,000
Falcon Asset Securitization Corp., 0.170%, 01/27/10(a)(c)	10,000	9,999
Falcon Asset Securitization Corp., 0.170%, 02/11/10(a)(c)	17,000	16,997
General Electric Capital Corp., 0.120%, 01/28/10(c)	15,000	14,999
General Electric Capital Corp., 0.150%, 02/24/10(c)	15,000	14,997
General Electric Capital Services, Inc., 0.080%, 01/06/10(c)	30,000	30,000
JPMorgan Chase & Co., 0.150%, 01/19/10(c)	20,000	19,999
JPMorgan Chase & Co., 0.150%, 02/22/10(c)	16,000	15,997
JPMorgan Chase & Co., 0.270%, 04/06/10(a)(c)	10,000	9,993
KfW, 0.190%, 01/20/10(a)(c)	13,000	12,999
KfW, 0.200%, 02/05/10(a)(c)	18,000	17,997
KfW, 0.150%, 02/12/10(a)(c)	11,000	10,998
KfW, 0.170%, 03/05/10(a)(c)	15,000	14,996
KfW, 0.140%, 03/12/10(a)(c)	8,000	7,998
Liberty Street Funding Corp., 0.230%, 01/14/10(a)(c)	4,000	4,000
Liberty Street Funding Corp., 0.220%, 01/21/10(a)(c)	8,750	8,749
Liberty Street Funding Corp., 0.210%, 02/04/10(a)(c)	10,000	9,998
Liberty Street Funding Corp., 0.210%, 02/12/10(a)(c)	7,000	6,998
Liberty Street Funding Corp., 0.200%, 03/12/10(a)(c)	9,000	8,997
Market Street Funding Corp., 0.160%, 01/11/10(a)(c)	25,093	25,092
National Australia Funding LLC, 0.195%, 01/05/10(a)(c)	10,000	10,000
National Australia Funding LLC, 0.195%, 01/26/10(a)(c)	15,000	14,997
National Australia Funding LLC, 0.175%, 02/16/10(a)(c)	5,000	4,999
National Australia Funding LLC, 0.170%, 02/17/10(a)(c)	15,000	14,997
Nestle Capital Corp., 0.200%, 01/25/10(a)(c)	10,000	9,999
Nestle Capital Corp., 0.120%, 02/12/10(c)	15,092	15,090
Nestle Finance International Ltd., 0.120%, 02/18/10(c)	40,000	39,993
New York Life Insurance Capital Corp., 0.150%, 01/11/10(a)(c)	9,046	9,046
New York Life Insurance Capital Corp., 0.150%, 01/12/10(a)(c)	11,012	11,011
New York Life Insurance Capital Corp., 0.150%, 01/13/10(a)(c)	3,919	3,919
Old Line Funding LLC, 0.200%, 01/07/10(a)(c)	9,000	9,000
Old Line Funding LLC, 0.200%, 01/14/10(a)(c)	5,000	5,000
Old Line Funding LLC, 0.160%, 01/22/10(a)(c)	12,000	11,999
Old Line Funding LLC, 0.180%, 02/03/10(a)(c)	10,000	9,998
Park Avenue Receivables Corp., 0.160%, 01/08/10(a)(c)	10,000	10,000
Park Avenue Receivables Corp., 0.190%, 01/12/10(a)(c)	21,000	20,999
Park Avenue Receivables Corp., 0.160%, 01/14/10(a)(c)	13,500	13,499
Park Avenue Receivables Corp., 0.160%, 01/15/10(a)(c)	3,000	3,000
Southern Pacific Funding Corp., 0.140%, 01/07/10(a)(c)	10,000	10,000
Southern Pacific Funding Corp., 0.120%, 01/22/10(a)(c)	10,000	9,999
Straight-A Funding LLC, 0.210%, 01/07/10(a)(c)	8,000	8,000
Straight-A Funding LLC, 0.160%, 01/19/10(a)(c)	13,000	12,999
Straight-A Funding LLC, 0.200%, 02/02/10(a)(c)	15,000	14,997
Straight-A Funding LLC, 0.200%, 02/04/10(a)(c)	6,016	6,015
Straight-A Funding LLC, 0.160%, 02/12/10(a)(c)	15,000	14,997
Straight-A Funding LLC, 0.170%, 02/16/10(a)(c)	5,000	4,999
Straight-A Funding LLC, 0.170%, 02/26/10(a)(c)	17,016	17,012
Straight-A Funding LLC, 0.180%, 03/01/10(c)	12,000	11,996
Straight-A Funding LLC, 0.180%, 03/11/10(a)(c)	5,000	4,998
Total Capital, 0.160%, 02/26/10(a)(c)	19,000	18,995
UBS Finance Delaware LLC, 0.175%, 02/26/10(c)	20,000	19,995
Westpac Banking Corp., 0.401%, 01/13/10(a)(c)	15,000	14,998
Westpac Banking Corp., 0.175%, 03/10/10(a)(c)	17,000	16,994

		955,654

Health Care (2.5%)
GlaxoSmithKline PLC, 0.120%, 01/13/10(a)(c)	45,000	44,998
GlaxoSmithKline PLC, 0.120%, 01/20/10(a)(c)	15,000	14,999
Johnson & Johnson, 0.140%, 03/26/10(a)(c)	15,000	14,995

		74,992

Utilities (3.6%)
E.ON AG, 0.310%, 01/08/10(a)(c)	6,300	6,300
E.ON AG, 0.270%, 01/20/10(a)(c)	22,000	21,996
E.ON AG, 0.200%, 02/16/10(a)(c)	19,000	18,995
Emerson Electric Co., 0.120%, 01/22/10(a)(c)	15,000	14,999
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
GDF Suez, 0.200%, 01/04/10(a)(c)	20,000	20,000
GDF Suez, 0.190%, 01/11/10(a)(c)	15,000	14,999
GDF Suez, 0.190%, 01/20/10(a)(c)	11,600	11,599

		108,888

Total Commercial Paper		1,421,171

Corporate Bonds (3.9%)
Banks (3.1%)
Bank of America Corp., 0.200%, 03/22/10(a)	25,000	25,000
International Bank for Reconstruction & Development, 0.228%, 02/08/10(b)	40,000	40,002
Wells Fargo & Co., 0.711%, 01/29/10(b)	15,000	15,006
Wells Fargo & Co., 0.309%, 03/23/10(b)	11,500	11,502

		91,510

Diversified Financial Services (0.3%)
JPMorgan Chase & Co., Ser C, MTN, 0.285%, 05/07/10(b)	10,000	9,990

Diversified Operations (0.5%)
3M Co., 5.610%, 12/12/10(a)(d)	13,935	14,625

Total Corporate Bonds		116,125

Municipal Bonds (4.0%)
California (0.4%)
California Pollution Control Financing Authority, Solid Waste Disposal, Ser A, RB, 0.280%, 09/01/19, LOC: JPMorgan Chase & Co., AMT(b)	5,400	5,400
Irvine Ranch Water District, Ser A, GO, 0.180%, 10/01/41, LOC: U.S. Bank N.A.(b)	5,800	5,800

		11,200

Florida (0.1%)
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 0.230%, 08/15/27, LOC: Branch Banking & Trust Co.(b)	4,000	4,000

Georgia (0.3%)
Glynn-Brunswick Memorial Hospital Authority, Kings Bay Community Hospital, Inc., Ser B, RB, 0.220%, 08/01/38, LOC: Branch Banking & Trust Co.(b)	8,190	8,190

Illinois (0.9%)
Illinois Finance Authority, Chicago Symphony Orchestra, RB, 0.280%, 05/01/48, LOC: U.S. Bank N.A.(b)	15,000	15,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser D, RB, 0.200%, 01/01/48, LOC: Northern Trust Co.(b)	9,000	9,000
Illinois Finance Authority, OSF Healthcare System, Ser C, RB, 0.240%, 11/15/37, LOC: Wells Fargo Bank N.A.(b)	2,800	2,800

		26,800

Kentucky (0.3%)
Boone County Pollution Control, Duke Energy Kentucky, Inc. Project, Ser A, RB, 0.190%, 08/01/27, LOC: Wells Fargo Bank N.A.(b)	3,500	3,500
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-3, RB, 0.230%, 08/15/38, LOC: Branch Banking & Trust Co.(b)	5,000	5,000
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc., Ser B-4, RB, 0.230%, 08/15/38, LOC: Branch Banking & Trust Co.(b)	2,000	2,000

		10,500

Maryland (0.1%)
Maryland State Health & Higher Education Facilities Authority, Frederick Memorial Hospital, RB, 0.300%, 07/01/35, LOC: Branch Banking & Trust Co.(b)	4,000	4,000

Minnesota (0.1%)
St. Louis Park, Park Nicolett Methodist Hospital, Ser A, RB, 0.170%, 07/01/30, Callable 01/04/10 @ 100, LOC: Wells Fargo Bank N.A.(b)	2,500	2,500

Missouri (0.2%)
St. Joseph Industrial Development Authority Health Facilities, Heartland Regional Medical Center, Ser A, RB, 0.200%, 11/15/43, LOC: U.S. Bank N.A.(b)	6,000	6,000

New Mexico (0.1%)
New Mexico Educational Assistance Foundation, Ser A-1, RB, 0.280%, 09/01/33, Guaranteed Student Loans, AMT(b)	4,000	4,000

Oregon (0.2%)
Clackamas County Hospital Facility Authority, Legacy Health System, Ser A, RB, 0.200%, 06/01/37, LOC: U.S. Bank N.A.(b)	5,000	5,000

Pennsylvania (0.1%)
Pennsylvania State Higher Educational Facilities Authority, Gannon University, RB, 0.210%, 05/01/15, LOC: PNC Bank N.A.(b)	1,975	1,975
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Philadelphia Authority for Industrial Development, Bakers Bay Elderly Associates, RB, 0.210%, 11/01/27, GNMA(b)	1,815	1,815

		3,790

Virginia (0.2%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 0.220%, 05/28/21, LOC: Branch Banking & Trust Co.(b)	5,000	5,000

West Virginia (0.1%)
West Virginia State Hospital Finance Authority, West Virginia University Hospitals, Inc., Ser A, RB, 0.230%, 06/01/33, LOC: Branch Banking & Trust Co.(b)	2,600	2,600

Wisconsin (0.9%)
University Hospitals & Clinics Authority, Ser B, RB, 0.180%, 04/01/29, GO of Authority(b)	15,450	15,450
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care Metro, Inc., Ser B, RB, 0.200%, 04/01/28, LOC: U.S. Bank N.A.(b)	8,000	8,000
Wisconsin State Health & Educational Facilities Authority, National Regency of New Berlin, Inc., RB, 0.260%, 08/15/34, LOC: JPMorgan Chase & Co.(b)	3,000	3,000

		26,450

Total Municipal Bonds		120,030

U.S. Government Agencies (17.0%)
Fannie Mae (2.4%)
0.949%, 02/03/10(c)	35,000	34,970
0.174%, 07/13/10(b)	35,000	34,988

		69,958

Federal Farm Credit Bank (2.3%)
0.183%, 01/15/10(b)	13,000	13,000
0.201%, 05/04/10(b)	35,000	35,000
0.205%, 09/03/10(b)	20,000	20,000

		68,000

Federal Home Loan Bank (10.8%)
0.000%, 01/13/10(b)	13,000	13,000
0.183%, 01/19/10(b)	65,000	64,993
0.235%, 02/19/10(b)	7,500	7,501
0.770%, 03/11/10(b)	40,000	40,000
0.790%, 03/11/10(b)	17,500	17,500
0.019%, 03/23/10(b)	37,000	37,000
0.590%, 04/14/10(b)	25,000	25,000
0.350%, 05/12/10(b)	16,000	16,000
0.250%, 05/28/10(b)	25,000	25,000
0.500%, 10/05/10, Callable 04/05/10 @ 100	23,000	22,997
0.500%, 10/18/10	15,000	15,009
0.440%, 12/23/10, Callable 03/24/10 @ 100	10,200	10,200
0.410%, 12/29/10, Callable 06/29/10 @ 100	25,000	25,000
0.420%, 01/03/11, Callable 03/15/10 @ 100	10,000	10,000

		329,200

Freddie Mac (1.5%)
0.140%, 01/27/10(c)	20,000	19,998
3.125%, 02/04/10	8,500	8,516
0.502%, 07/01/10(c)	15,000	14,962

		43,476

Total U.S. Government Agencies		510,634

Short-Term Investment (0.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep, 0.030%, 01/04/10(b)	1,528	1,528

Total Short-Term Investment		1,528

Money Market Funds (6.4%)
Goldman Sachs Financial Square Funds — Government Fund	73,000,000	73,000
JPMorgan Prime Money Market Fund	70,000,000	70,000
JPMorgan U.S. Government Money Market Fund	48,000,000	48,000

Total Money Market Funds		191,000

Time Deposits (3.7%)
Banks (3.7%)
BNP Paribas, 0.020%, 1/4/10(b)	14,000	14,000
Calyon, 0.110%, 1/4/10(b)	23,000	23,000
Deutsche Bank AG, 0.070%, 1/4/10(b)	50,000	50,000
Societe Generale, 0.020%, 1/4/10(b)	23,000	23,000

Total Time Deposits		110,000

Total Investments (Cost $2,993,934) — 100.0%		2,993,934
Other assets in excess of liabilities — 0.0%		96

Net Assets — 100.0%		$2,994,030

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 32.4% of net assets as of December 31, 2009.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(c)	Rate represents the effective yield at purchase.

(d)	Step bond. The rate shown is the rate in effect as of December 31, 2009.

AMT	Income subject to Alternative Minimum Tax

GNMA	Security guaranteed by Government National Mortgage Association

GO	General Obligation

LOC	Letter of Credit

MTN	Medium Term Note

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (98.8%)
Alabama (1.8%)
West Jefferson Industrial Development Board Pollution Control, Power Co. Project, RB, 0.390%, 06/01/28(a)	2,290	2,290

Arkansas (2.7%)
West Memphis Public Facilities Board Multifamily, Housing Meadows Apartments Project, RB, 0.340%, 12/01/34, FHLMC, AMT(a)	3,350	3,350

California (1.6%)
California Municipal Finance Authority Solid Waste Disposal, Waste Management, Inc. Project, Ser A, RB, 0.200%, 02/01/19, LOC: JPMorgan Chase & Co., AMT(a)	1,000	1,000

Los Angeles Community Redevelopment Agency, Multifamily Housing, Academy Village Apartments, Ser A, RB, 0.250%, 10/01/19, FHLMC, AMT(a)	1,000	1,000

		2,000

Colorado (4.1%)
Colorado Educational & Cultural Facilities Authority, Fuchs Mizrachi School, Ser D-5, RB, 0.230%, 10/01/38, LOC: JPMorgan Chase & Co.(a)	2,000	2,000
Denver City & County Airport, Ser C, RB, 0.290%, 11/15/25, LOC: Lloyds TSB Bank PLC, AMT(a)	3,150	3,150

		5,150

District of Columbia (0.3%)
Metropolitan Washington D.C. Airports Authority, Airport System, Ser A, RB, 5.500%, 10/01/10, NATL-RE/FGIC, AMT	385	398

Florida (9.7%)
Alachua County Housing Finance Authority Multifamily, University Cove Apartments Project, RB, 0.300%, 06/15/34, FNMA, AMT(a)	3,410	3,410
Florida Housing Finance Corp. Multifamily Mortgage, Cutler Riverside Preservation LP, RB, 0.290%, 06/01/48, FHLMC, AMT(a)	1,000	1,000
Florida Housing Finance Corp. Multifamily, Housing Falls of Venice Project, RB, 0.340%, 12/01/31, FNMA, AMT(a)	3,920	3,920
Jacksonville Economic Development Commission Special Facilities Airport, Holland Sheltair, Ser A-1, RB, 0.350%, 11/01/34, LOC: Bank of America N.A., AMT(a)	1,765	1,765
Palm Beach County Housing Finance Authority Multifamily, Azalea Place Apartments Project, Ser A, RB, 0.350%, 12/01/32, FHLMC, AMT(a)(b)	2,095	2,095

		12,190

Georgia (2.2%)
Gwinnett County School District, GO, 5.000%, 02/01/10	1,000	1,004
Private Colleges & Universities Authority, Agnes Scott College, RB, 4.000%, 06/01/10	1,000	1,013
Valdosta-Lowndes County Industrial Development Authority, Martins Famous Pastry, Ser A, RB, 0.420%, 06/01/29, LOC: Wachovia Bank N.A., AMT(a)	750	750

		2,767

Illinois (3.2%)
Chicago Industrial Development, Evans Food Products Co. Project, RB, 0.350%, 12/01/18, LOC: Bank of America N.A., AMT(a)	2,055	2,055
Elmhurst Industrial Development, John Sakash Co., Inc. Project, RB, 0.350%, 02/01/25, LOC: LaSalle Bank N.A., AMT(a)(b)	1,500	1,500
Illinois Finance Authority, Northwestern University, Subser B, RB, 0.580%, 12/01/34(a)	500	500

		4,055

Indiana (2.1%)
Indiana Health Facility Financing Authority, Ascension, Ser E6, RB, 0.600%, 11/15/39, Mandatory Put 03/15/10 @ 100(a)	1,000	1,000
Indiana State Finance Authority, Ascension, Ser E5, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	220	220
Indiana State Finance Authority, Ascension, Ser E7, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	220	220
Indiana State Finance Authority, Ascension, Ser E8, RB, 0.330%, 11/15/36, Mandatory Put 06/15/10 @ 100(a)	220	220
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Mount Vernon Industrial Pollution Control, General Electric Co. Project, RB, 0.240%, 11/01/18, AMT(a)	1,000	1,000

		2,660

Louisiana (1.6%)
East Baton Rouge Parish Solid Waste, Exxon Mobil Corp. Project, RB, 0.200%, 12/01/28(a)	2,000	2,000

Maryland (4.0%)
Maryland State Community Development, Administration Department Housing & Community Development, Ser 1206, RB, 0.330%, 09/01/11, LIQ FAC: JPMorgan Chase & Co., AMT(a)(b)	1,710	1,710
Maryland State Industrial Development Financing Authority, Economic Development , Hardwire LLC Project, RB, 0.350%, 11/01/27, LOC: Bank of America N.A., AMT(a)	2,800	2,800
University System of Maryland, Ser A, RB, 0.550%, 07/01/23, Mandatory Put 06/01/10 @ 100(a)	560	560

		5,070

Massachusetts (1.2%)
Massachusetts Bay Transportation Authority Sales Tax, Ser A, RB, 2.028%, 07/01/30, Mandatory Put 02/17/10 @ 100(a)	1,000	1,002
Massachusetts Health & Educational Facilities Authority, Amherst College, Ser H, RB, 0.480%, 11/01/33, Mandatory Put 07/08/10 @ 100(a)	485	485

		1,487

Michigan (0.6%)
Michigan State, COP, 5.500%, 06/01/18, Prerefunded 06/01/10 @ 100, AMBAC	725	739

Minnesota (0.2%)
Rochester Health Care Facilities, Mayo Clinic, Ser D, RB, 0.710%, 11/15/38, Mandatory Put 04/01/10 @ 100(a)	300	300

Mississippi (7.2%)
Mississippi Business Finance Corp., Industrial Development, Central Baking Co., RB, .350%, 11/01/25, LOC: Bank of America N.A., AMT(a)	2,900	2,900
Mississippi Business Finance Corp., Mississippi Power Co., RB, 0.260%, 12/01/27, AMT(a)	4,000	4,000
Mississippi Business Finance Corp., Solid Waste Disposal, Mississippi Power Co., RB, 0.250%, 05/01/28, AMT(a)	1,020	1,020
Mississippi Business Finance Corp., Solid Waste Disposal, Waste Management, Inc. Project, RB, 0.250%, 07/01/17, LOC: JPMorgan Chase & Co., AMT(a)	1,000	1,000
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care Corp., Ser B2, RB, 0.380%, 09/01/22(a)	200	200

		9,120

New Mexico (1.6%)
New Mexico Educational Assistance Foundation, Ser A, RB, 0.280%, 11/01/28, LOC: Royal Bank of Canada, AMT(a)	1,000	1,000
New Mexico Educational Assistance Foundation, Ser A-2, RB, 0.280%, 09/01/33, Guaranteed Student Loans, AMT(a)	1,000	1,000

		2,000

New York (6.7%)
New York City Housing Development Corp., Multifamily Mortgage, Las Casas Development, Ser A, RB, 0.300%, 10/01/40, LOC: Bank of America N.A., AMT(a)	2,880	2,880
New York Liberty Development Corp., World Trade Center Project, Ser A, RB, 0.500%, 12/01/49, Callable 10/12/10 @ 100(a)	2,335	2,335
New York State Housing Finance Agency, Middletown Overlook Preservation LP, Ser A, RB, 0.200%, 11/15/37, FNMA, AMT(a)	2,000	2,000
New York State Housing Finance Agency Service Contract, Ser B, RB, 0.200%, 03/15/26, LOC: BNP Paribas(a)	1,300	1,300

		8,515

North Carolina (2.0%)
Alamance County, GO, 4.100%, 05/01/10	700	707
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Guilford County Industrial Facilities & Pollution Control Financing Authority, Snider Tire, Inc., RB, 0.420%, 10/01/19, LOC: Wachovia Bank N.A., AMT(a)	1,800	1,800

		2,507

Ohio (4.0%)
Ohio State Solid Waste Disposal, BP Products North America, RB, 0.230%, 08/01/34, AMT(a)	5,000	5,000

Oregon (0.8%)
Gilliam County, Solid Waste Disposal, Waste Management of Oregon, Inc. Project, RB, 0.250%, 10/01/18, LOC: JPMorgan Chase & Co., AMT(a)	1,000	1,000

Pennsylvania (12.6%)
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, 0.340%, 11/01/25, LOC: Bank of Nova Scotia, AMT(a)	1,000	1,000
Cumberland County Municipal Authority, Obligated Group Project, Ser A, RB, 0.320%, 01/01/33, LOC: Wachovia Bank N.A(a)	3,095	3,095
Erie Higher Education Building Authority, Gannon University Project, Ser F, RB, 0.210%, 07/01/13, LOC: PNC Bank N.A.(a)	4,040	4,040
Montgomery County Industrial Development Corp., RB, 0.240%, 01/07/10, LOC: BNP Paribas	1,400	1,400
Pennsylvania Economic Development Financing Authority Tax-Exempt Facilities, Water Co. Project, Ser A, RB, 0.260%, 10/01/29, LOC: PNC Bank N.A, AMT.(a)	2,000	2,000
Pennsylvania Housing Finance Agency, Single Family Mortgage, Ser 87B, RB, 0.220%, 04/01/35, FNMA/FHLMC, AMT(a)	1,685	1,685
Pennsylvania State University, Ser B, RB, 1.500%, 06/01/31, Mandatory Put 06/01/10 @ 100	800	803
Philadelphia Airport, Ser C, RB, 0.240%, 06/15/25, LOC: TD Bank N.A., AMT(a)	1,900	1,900

		15,923

Puerto Rico (2.4%)
Barclays Capital Municipal Trust Receipts Various States, Ser 10-B, RB, 0.300%, 08/01/57, LIQ FAC: Barclays Bank PLC(a)(b)	2,000	2,000
Children’s Trust Fund (The), TOB Settlement, RB, 5.750%, 07/01/14, Prerefunded 07/01/10 @ 100	1,000	1,025

		3,025

South Carolina (3.2%)
South Carolina Jobs-Economic Development Authority Economic Development, Carolina Children’s Home, Inc. Project, RB, 0.240%, 03/01/23, LOC: Branch Banking & Trust(a)	1,000	1,000
South Carolina Jobs-Economic Development Authority Industrial Development, South Carolina Generating Co., Inc. Project, RB, 0.310%, 12/01/38, LOC: Branch Banking & Trust, AMT(a)	3,000	3,000

		4,000

Tennessee (0.9%)
Metropolitan Government Nashville & Davidson County, Health & Educational Facility Board, Vanderbilt University, Ser B-3, RB, 5.000%, 10/01/44, Callable 04/01/10 @ 100, NATL-RE	215	217
Tennessee Housing Development Agency, Homeownership Program, Ser 2, RB, 0.900%, 07/01/10	890	890

		1,107

Texas (5.4%)
Dallas-Fort Worth International Airport Facilites Improvement Corp., United Parcel Service, Inc., RB, 0.240%, 05/01/32, AMT(a)	2,400	2,400
Harris County Texas Cultural Educational, RB, 0.400%, 06/03/10	1,460	1,460
Harris County, Toll Road Senior Lien, Ser B-2, RB, 2.000%, 08/15/21, Mandatory Put 08/12/10 @ 100	585	590
Port of Port Arthur Navigation District, Fina Oil & Chemical Co., Total S.A., Ser B, RB, 0.270%, 05/01/35, AMT(a)	1,300	1,300
Texas State, Tax & Revenue Anticipation Notes, RB, 2.500%, 08/31/10	1,100	1,115

		6,865

Vermont (2.0%)
Vermont Educational & Health Buildings Financing Agency, Rutland Hospital Project, Ser A, 0.210%, 04/01/15, LOC: TD Banknorth N.A(a)	2,515	2,515

Virginia (12.1%)
Emporia Industrial Development Authority, Toll III LP Project, RB, 0.350%, 11/01/23, LOC: Bank of America N.A., AMT(a)	2,300	2,300
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
JPMorgan Chase Putters/Drivers Trust, Ser 3444, RB, 0.330%, 07/01/27, LIQ FAC: JPMorgan Chase & Co.(a)(b)	3,000	3,000
Norfolk Economic Development Authority, Hospital Facilities, Sentara Healthcare, Ser B, RB, 0.700%, 11/01/34, Mandatory Put 03/03/10 @ 100(a)	1,000	1,000
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 0.250%, 07/01/34, LOC: Bank of America N.A.(a)	1,000	1,000
Prince William County Industrial Development Authority, Mediatech, Inc., RB, 0.340%, 11/01/32, LOC: Branch Banking & Trust, AMT(a)	3,730	3,730
Surry County Industrial Development Authority, Windsor Mill Project, RB, 0.420%, 02/01/32, LOC: Wells Fargo Bank N.A., AMT(a)	1,050	1,050
Virginia State Housing Development Authority, Ser B-19, RB, 2.240%, 04/01/33, SPA: Wachovia Bank N.A., AMT(a)(b)	3,240	3,240

		15,320

Washington (1.0%)
JPMorgan Chase Putters/Drivers Trust, Ser 3468, RB, 0.420%, 01/01/30, BHAC-CR/NATL-RE, AMT(a)(b)	1,200	1,200

Wyoming (1.6%)
Lincoln County Pollution Control, Exxon Mobil Corp. Project, Ser A, RB, 0.200%, 07/01/17, AMT(a)	2,000	2,000

Total Municipal Bonds		124,553

Money Market Fund (1.1%)
Fidelity Institutional Tax-Exempt Portfolio	1,413,027	1,413

Total Money Market Fund		1,413

Total Investments (Cost $125,966) — 99.9%		125,966

Other assets in excess of liabilities — 0.1%		166

Net Assets — 100.0%		$126,132

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.7% of net assets as of December 31, 2009.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Income subject to Alternative Minimum Tax

BHAC-CR	Security guaranteed by Berkshire Hathaway Assurance Corporation Custodial Receipts

COP	Certificate of Participation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHLMC	Security guaranteed by Federal Home Loan Mortgage Corporation

FNMA	Security guaranteed by Federal National Mortgage Association

GO	General Obligation

LIQ FAC	Liquidity Facilities

LOC	Letter of Credit

NATL-RE	Reinsurance provided by National Public Finance Guarantee Corporation

RB	Revenue Bond

TOB	Tender Option Bond

SPA	Standby Purchase Agreement

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (56.2%)
Fannie Mae (20.6%)
0.401%, 01/04/10(a)	30,000	29,999
0.060%, 01/06/10(a)	20,000	20,000
0.200%, 01/22/10(a)	17,000	16,998
0.205%, 02/08/10(b)	25,000	25,002
0.218%, 02/12/10(b)	20,750	20,761
0.110%, 02/16/10(a)	35,000	34,995
0.411%, 02/22/10(a)	42,000	41,975
0.110%, 03/02/10(a)	25,000	24,995
0.110%, 03/24/10(a)	50,000	49,987
0.170%, 03/31/10(a)	67,035	67,023
0.150%, 05/03/10(a)	60,000	59,970
0.175%, 05/25/10(a)	50,000	49,965
0.170%, 06/02/10(a)	40,000	39,971
0.180%, 06/23/10(a)	19,000	18,984
0.543%, 07/12/10(a)	21,000	20,940
0.174%, 07/13/10(b)	25,000	24,992
0.250%, 07/19/10(a)	16,000	15,978

		562,535

Federal Farm Credit Bank (0.6%)
0.173%, 11/17/10(b)	16,250	16,249

Federal Home Loan Bank (15.6%)
0.124%, 01/11/10(b)	10,000	10,000
0.183%, 01/19/10(b)	32,000	31,996
0.080%, 01/22/10(a)	50,000	49,998
0.080%, 01/27/10(a)	32,500	32,498
0.204%, 02/10/10(b)	61,050	61,049
1.050%, 02/23/10	17,000	16,997
0.830%, 03/11/10(b)	32,500	32,500
0.225%, 03/12/10(a)	20,000	19,991
0.019%, 03/23/10(b)	32,000	32,000
0.553%, 04/01/10(a)	22,000	21,970
0.371%, 04/16/10(a)	20,000	19,978
0.350%, 05/12/10(b)	12,000	12,000
0.150%, 05/19/10(a)	32,000	31,982
0.250%, 05/28/10(b)	27,500	27,500
0.500%, 10/05/10, Callable 04/05/10 @ 100	17,500	17,498
0.410%, 12/29/10, Callable 06/29/10 @ 100	10,000	10,000

		427,957

Freddie Mac (19.4%)
0.200%, 01/04/10(a)	66,290	66,289
0.371%, 01/06/10(a)	33,000	32,998
0.351%, 02/08/10(a)	15,000	14,994
0.321%, 03/01/10(a)	53,000	52,977
0.120%, 03/02/10(a)	25,000	24,995
0.160%, 03/09/10(a)	40,000	39,988
0.110%, 03/29/10(a)	50,000	49,987
0.155%, 04/05/10(a)	25,000	24,990
0.190%, 04/19/10(a)	40,000	39,977
0.155%, 04/28/10(a)	33,000	32,983
0.512%, 05/05/10(a)	12,500	12,478
0.180%, 05/10/10(a)	23,000	22,985
0.175%, 06/01/10(a)	35,000	34,974
0.160%, 06/14/10(a)	25,000	24,982
0.250%, 06/21/10(a)	50,000	49,942
		525,539

Total U.S. Government Agencies		1,532,280

U.S. Treasury Obligation (0.9%)
U.S. Treasury Bill
0.285%, 06/10/10(a)	25,000	24,968

Total U.S. Treasury Obligation		24,968

Repurchase Agreements (28.1%)
Banc of America Securities, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $201,934 (collateralized by U.S. Government Agencies; DN-4.624%, due 06/25/10-01/15/21; total market value $205,972)	201,934	201,934
Barclays Bank PLC, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $27,575 (collateralized by U.S. Treasury Note; 0.875%, due 02/28/11; total market value $28,126)	27,575	27,575
BNP Paribas, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $322,026 (collateralized by U.S. Government Agencies; DN-6.210%, due 12/10/10-05/04/37; total market value $328,471)	322,026	322,026
Deutsche Bank, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $32,994 (collateralized by FNMA; 2.400%-5.950%, due 08/24/12-11/07/36; total market value $33,654)	32,994	32,994
HSBC Securities, Inc., 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $172,943 (collateralized by RFCS; 8.125%-9.375%, due 10/15/19-04/15/30; total market value $176,405)	172,943	172,943
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
UBS Warburg LLC, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $8,428 (collateralized by U.S. Government Agencies; DN-4.625%, due 07/09/10-10/15/13; total market value $8,597)	8,428	8,428

Total Repurchase Agreements		765,900

Money Market Funds (14.8%)
Federated Government Obligations Tax-Managed Fund	135,000,000	135,000
Goldman Sachs Financial Square Funds — Government Fund	135,000,000	135,000
JPMorgan U.S. Government Money Market Fund	135,000,000	135,000

Total Money Market Funds		405,000

Total Investments (Cost $2,728,148) — 100.0%		2,728,148
Liabilities in excess of other assets — 0.0%		(79)

Net Assets — 100.0%		$2,728,069

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009.

DN	Discount Note

FNMA	Federal National Mortgage Association

RFCS	Resolution Funding Company Strip Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2009 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (57.6%)
U.S. Treasury Bills (56.5%)
0.145%, 01/07/10(a)	13,000	13,000
0.142%, 01/14/10(a)	13,000	12,999
0.124%, 01/21/10(a)	78,000	77,996
0.165%, 01/28/10(a)	40,500	40,496
0.205%, 02/04/10(a)	90,500	90,489
0.330%, 02/11/10(a)	115,500	115,462
0.162%, 02/18/10(a)	103,500	103,485
0.234%, 02/25/10(a)	88,500	88,481
0.176%, 03/04/10(a)	50,000	49,985
0.205%, 03/11/10(a)	219,500	219,454
0.105%, 03/18/10(a)	218,000	217,960
0.090%, 03/25/10(a)	120,500	120,480
0.181%, 04/01/10(a)	132,500	132,460
0.137%, 04/08/10(a)	90,000	89,976
0.140%, 04/15/10(a)	87,500	87,473
0.087%, 04/22/10(a)	65,000	64,983
0.065%, 04/29/10(a)	50,000	49,989
0.120%, 05/06/10(a)	50,000	49,981
0.157%, 05/13/10(a)	50,000	49,971
0.135%, 05/20/10(a)	44,000	43,977
0.146%, 05/27/10(a)	50,000	49,970
0.406%, 12/16/10(a)	13,000	12,949

		1,782,016

U.S. Treasury Note TIPS (1.1%)
4.250%, 01/15/10	36,010	36,048

Total U.S. Treasury Obligations		1,818,064

Repurchase Agreements (26.1%)
Banc of America Securities, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $128,567 (collateralized by U.S. Treasury Obligations; 3.625%-4.500%, due 02/15/36-05/15/17; total market value $131,139)	128,567	128,567
Banc of America Securities, 0.100%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $25,000 (collateralized by U.S. Treasury Bond; STRIP, due 05/15/20; total market value $25,500)	25,000	25,000
Barclays Bank PLC, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $53,408 (collateralized by U.S. Treasury Note; 0.875%, due 02/28/11; total market value $54,476)	53,408	53,408
BNP Paribas, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $184,484 (collateralized by U.S. Treasury Bonds; 4.500%, due 02/15/36-08/15/39; total market value $188,174)	184,484	184,484
Commerzbank AG, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $205,185 (collateralized by U.S. Treasury Obligations; DN-7.250%, due 02/11/10-11/15/39; total market value $209,292)	205,185	205,185
Deutsche Bank AG, 0.100%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $100,051 (collateralized by U.S. Treasury Bond; STRIP, due 11/15/21; total market value $102,052)	100,051	100,051
HSBC Securities, Inc., 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $84,364 (collateralized by U.S. Treasury Bonds; STRIP, due 02/05/23-11/15/39; total market value $86,054)	84,364	84,364
JPMorgan Chase & Co., 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $14,000 (collateralized by U.S. Treasury Bond; 8.875%, due 02/15/19; total market value $114,281)	14,000	14,000
Royal Bank of Scotland, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $5,551 (collateralized by U.S. Treasury Note; 0.875, due 03/31/11; total market value $5,667)	5,551	5,551
UBS Warburg LLC, 0.000%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $22,903 (collateralized by U.S. Treasury Note; 1.000%, due 12/31/11; total market value $23,362)	22,903	22,903

Total Repurchase Agreements		823,513

Money Market Funds (16.3%)
Dreyfus Treasury & Agency Cash Management Fund	30,000,000	30,000
Federated Treasury Obligations Fund	154,000,000	154,000
Federated U.S. Treasury Cash Reserves Fund	149,000,000	149,000
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	182,000,000	182,000

Total Money Market Funds		515,000

Total Investments (Cost $3,156,577) — 100.0%		3,156,577
Other assets in excess of liabilities — 0.0%		450

Net Assets — 100.0%		$3,157,027

(a)	Rate represents the effective yield at purchase.

DN	Discount Note

TIPS	Treasury Inflation Protected Securities

STRIP	Treasury Strip
See Notes to Schedules of Portfolio Investments.

1. Organization
The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company offering the following funds as of December 31, 2009: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Aggressive Growth Allocation Strategy (formerly, Life Vision Aggressive Growth Fund), Conservative Allocation Strategy (formerly, Life Vision Conservative Fund), Growth Allocation Strategy (formerly, Life Vision Growth and Income Fund), Moderate Allocation Strategy (formerly, Life Vision Moderate Growth Fund), Corporate Bond Fund (formerly, Strategic Income Fund), Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of the Funds’ investment objectives, policies and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation—Securities and securities sold short listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for long positions and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to

U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price (long positions) or ask price (securities sold short) from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.
The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate a security being valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates the net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates the net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates the net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates the net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.
The assets of the Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy (the “Allocation Strategies”) consist of investments in underlying investment companies (most of which are affiliated), which are valued at their respective daily net asset values.
The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that a transaction is not orderly.
The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2009 (amounts in thousands):
The following is a summary of the inputs used to value the following Funds’ securities as of December 31, 2009 (amounts in thousands):

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Aggressive Growth Stock Fund
Common Stocks[1]	110,693	—	—	110,693
Short-Term Investment	—	3,290	—	3,290
Money Market Fund	307	—	—	307

Total Investments	111,000	3,290	—	114,290

Emerging Growth Stock Fund
Common Stocks[1]	30,700	—	—	30,700
Short-Term Investment	—	1,008	—	1,008
Money Market Fund	368	—	—	368

Total Investments	31,068	1,008	—	32,076

International Equity 130/30 Fund
Foreign Common Stocks[1]	142,491	—	—	142,491
Rights — Foreign[1]	—	514	—	514
Warrant[1]	—	—	—	—
Short-Term Investment	—	1,902	—	1,902

Total Investments	142,491	2,416	—	144,907

Foreign Common Stocks Sold Short[1]	(32,174)	—	—	(32,174)
Other Financial Instruments[2]	—	4	—	4

International Equity Fund
Foreign Common Stocks[1]	291,836	—	—	291,836
Preferred Stock[1]	2,522	—	—	2,522
Warrant[1]	—	46	—	46
Right — Foreign[1]	—	—	—	—
Short-Term Investments	—	2,937	—	2,937

Total Investments	294,358	2,983	—	297,341

International Equity Index Fund
Foreign Common Stocks[1]	879,868	48	—	879,916
Foreign Preferred Stocks[1]	5,658	—	—	5,658
Rights — Foreign[1]	—	10	—	10
Warrants[1]	—	15	—	15
Short-Term Investments	—	15,704	—	15,704

Total Investments	885,548	15,777	—	901,303

Large Cap Core Equity Fund
Common Stocks[1]	459,830	—	—	459,830
Preferred Stock[1]	1,258	—	—	1,258
Exchange Traded Fund	5,642	—	—	5,642
Money Market Fund	8,818	—	—	8,818

Total Investments	475,548	—	—	475,548

Large Cap Growth Stock Fund
Common Stocks[1]	499,881	—	—	499,881
Short-Term Investment	—	15,765	—	15,765
Money Market Fund	1,795	—	—	1,795

Total Investments	501,676	15,765	—	517,441

Large Cap Quantitative Equity Fund
Common Stocks[1]	24,475	—	—	24,475
Money Market Fund	102	—	—	102

Total Investments	24,577	—	—	24,577

Large Cap Value Equity Fund
Common Stocks[1]	1,207,567	—	—	1,207,567
Short-Term Investment	—	3,843	—	3,843
Money Market Fund	37,999	—	—	37,999

Total Investments	1,245,566	3,843	—	1,249,409

Mid-Cap Core Equity Fund
Common Stocks[1]	92,458	—	—	92,458
Short-Term Investment	—	959	—	959
Money Market Fund	926	—	—	926

Total Investments	93,384	959	—	94,343

Mid-Cap Value Equity Fund
Common Stocks[1]	648,854	—	—	648,854
Short-Term Investment	—	8,453	—	8,453
Money Market Fund	34,687	—	—	34,687

Total Investments	683,541	8,453	—	691,994

Real Estate 130/30 Fund
Common Stocks[1]	11,189	—	—	11,189
Short-Term Investment	—	59	—	59

Total Investments	11,189	59	—	11,248

Common Stocks Sold Short[1]	(296)	—	—	(296)

Select Large Cap Growth Stock Fund
Common Stocks[1]	135,529	—	—	135,529
Money Market Fund	5,190	—	—	5,190

Total Investments	140,719	—	—	140,719

Small Cap Growth Stock Fund
Common Stocks[1]	371,071	—	—	371,071
Warrants	—	—	—	—
Short-Term Investment	—	48,379	—	48,379
Money Market Fund	191	—	—	191

Total Investments	371,262	48,379	—	419,641

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Small Cap Value Equity Fund
Common Stocks[1]	503,700	—	—	503,700
Short-Term Investment	—	53,154	—	53,154
Money Market Fund	12,116	—	—	12,116

Total Investments	515,816	53,154	—	568,970

U.S. Equity 130/30 Fund
Common Stocks[1]	11,636	—	—	11,636
Short-Term Investment	—	48	—	48

Total Investments	11,636	48	—	11,684

Common Stocks Sold Short[1]	(2,749)	—	—	(2,749)

Aggressive Growth Allocation Strategy
Equity Funds	24,742	—	—	24,742
Exchange Traded Funds	1,487	—	—	1,487
Money Market Fund	535	—	—	535

Total Investments	26,764	—	—	26,764

Conservative Allocation Strategy
Equity Funds	4,740	—	—	4,740
Fixed Income Funds	8,865	—	—	8,865
Exchange Traded Funds	1,168	—	—	1,168
Money Market Fund	476	—	—	476

Total Investments	15,249	—	—	15,249

Growth Allocation Strategy
Equity Funds	50,818	—	—	50,818
Fixed Income Funds	15,181	—	—	15,181
Exchange Traded Funds	2,022	—	—	2,022
Money Market Fund	957	—	—	957

Total Investments	68,978	—	—	68,978

Moderate Allocation Strategy
Equity Funds	84,352	—	—	84,352
Fixed Income Funds	61,946	—	—	61,946
Exchange Traded Funds	5,013	—	—	5,013
Money Market Fund	883	—	—	883

Total Investments	152,194	—	—	152,194

Corporate Bond Fund
Bank Loan[1]	—	774	—	774
Corporate Bonds[1]	—	170,381	—	170,381
Short-Term Investments	—	13,295	—	13,295

Total Investments	—	184,450	—	184,450

Georgia Tax-Exempt Bond Fund
Municipal Bonds[3]	—	205,625	—	205,625
Money Market Funds	4,817	—	—	4,817

Total Investments	4,817	205,625	—	210,442

High Grade Municipal Bond Fund
Municipal Bonds[3]	—	61,982	—	61,982
Money Market Funds	3,051	—	—	3,051

Total Investments	3,051	61,982	—	65,033

High Income Fund
Bank Loans[1]	—	3,982	—	3,982
Corporate Bonds[1]	—	103,861	—	103,861
Convertible Corporate Bonds[1]	—	2,496	—	2,496
Short-Term Investment	—	8,325	—	8,325
Money Market Fund	46,003	—	—	46,003

Total Investments	46,003	118,664	—	164,667

Intermediate Bond Fund
Asset-Backed Security[1]	—	964	—	964
Collateralized Mortgage Obligations	—	32,925	—	32,925
Corporate Bonds[1]	—	678,161	—	678,161
Convertible Corporate Bonds[1]	—	299	—	299
U.S. Government Agency Mortgages	—	16,232	—	16,232
U.S. Treasury Obligations	—	797,977	—	797,977
Short-Term Investment	—	1,741	—	1,741
Money Market Fund	68,968	—	—	68,968

Total Investments	68,968	1,528,299	—	1,597,267

Other Financial Instruments[2]	—	(1,579)	—	(1,579)

Investment Grade Bond Fund
Asset-Backed Security[1]	—	634	—	634
Collateralized Mortgage Obligations	—	11,787	—	11,787
Corporate Bonds[1]	—	249,538	—	249,538
Convertible Corporate Bonds[1]	—	123	—	123
U.S. Government Agency Mortgages	—	5,582	—	5,582
U.S. Treasury Obligations	—	147,825	—	147,825
Short-Term Investment	—	502	—	502
Money Market Fund	19,419	—	—	19,419

Total Investments	19,419	415,991	—	435,410

Other Financial Instruments[2]	—	(554)	—	(554)

Investment Grade Tax-Exempt Bond Fund
Municipal Bonds[3]	—	972,893	—	972,893
Money Market Funds	63,907	—	—	63,907

Total Investments	63,907	972,893	—	1,036,800

Limited Duration Fund
Asset-Backed Securities[1]	—	6,350	—	6,350
Collateralized Mortgage Obligations	—	15,132	—	15,132
Money Market Fund	2,163	—	—	2,163

Total Investments	2,163	21,482	—	23,645

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Limited-Term Federal Mortgage Securities Fund
Asset-Backed Security[1]	—	93	—	93
Collateralized Mortgage Obligations	—	1,919	—	1,919
U.S. Government Agency Mortgages	—	29,458	—	29,458
U.S. Treasury Obligations	—	3,534	—	3,534
Money Market Fund	14,297	—	—	14,297

Total Investments	14,297	35,004	—	49,301

Maryland Municipal Bond Fund
Municipal Bonds[3]	—	31,787	—	31,787
Money Market Fund	1,472	—	—	1,472

Total Investments	1,472	31,787	—	33,259

North Carolina Tax-Exempt Bond Fund
Municipal Bonds[3]	—	53,358	—	53,358
Money Market Funds	2,881	—	—	2,881

Total Investments	2,881	53,358	—	56,239

Seix Floating Rate High Income Fund
Bank Loans[1]	—	839,929	—	839,929
Corporate Bonds[1]	—	131,999	—	131,999
Convertible Corporate Bonds[1]	—	1,370	—	1,370
Money Market Fund	130,491	—	—	130,491

Total Investments	130,491	973,298	—	1,103,789

Seix Global Strategy Fund
U.S. Treasury Obligations	—	703	—	703
Money Market Fund	8,952	—	—	8,952

Total Investments	8,952	703	—	9,655

Other Financial Instruments[2]	—	(278)	—	(278)

Seix High Yield Fund
Bank Loans[1]	—	12,217	—	12,217
Corporate Bonds[1]	—	1,527,105	—	1,527,105
Convertible Corporate Bonds[1]	—	10,231	—	10,231
Short-Term Investment	—	39,434	—	39,434
Money Market Fund	54,628	—	—	54,628

Total Investments	54,628	1,588,987	—	1,643,615

Short-Term Bond Fund
Commercial Paper[1]	—	4,000		4,000
Asset-Backed Securities[1]	—	22,824	—	22,824
Collateralized Mortgage Obligations	—	70,607	—	70,607
Corporate Bonds[1]	—	202,146	—	202,146
U.S. Government Agencies	—	64,303	—	64,303
U.S. Government Agency Mortgages	—	45,256	—	45,256
U.S. Treasury Obligations	—	38,840	—	38,840
Short-Term Investment	—	1,188	—	1,188
Money Market Funds	16,823	—	—	16,823

Total Investments	16,823	449,164	—	465,987

Short-Term U.S. Treasury Securities Fund
U.S. Treasury Obligations	—	99,349	—	99,349
Money Market Fund	3,657	—	—	3,657

Total Investments	3,657	99,349	—	103,006

Total Return Bond Fund
Asset-Backed Securities[1]	—	1,564	—	1,564
Collateralized Mortgage Obligations	—	49,196	—	49,196
Corporate Bonds[1]	—	238,460	—	238,460
Convertible Corporate Bonds[1]	—	171	—	171
U.S. Government Agency Mortgages	—	203,988	—	203,988
U.S. Treasury Obligations	—	226,489	—	226,489
Short-Term Investment	—	2,270	—	2,270
Money Market Fund	132,800	—	—	132,800

Total Investments	132,800	722,138	—	854,938

Other Financial Instruments[2]	—	(669)	—	(669)

Ultra-Short Bond Fund
Certificate of Deposit[1]	—	900	—	900
Commercial Paper[1]	—	1,000	—	1,000
Asset-Backed Securities[1]	—	4,473	—	4,473
Collateralized Mortgage Obligations	—	12,929	—	12,929
Corporate Bonds[1]	—	23,876	—	23,876
U.S. Government Agencies	—	10,787	—	10,787
U.S. Government Agency Mortgages	—	18,664	—	18,664
U.S. Treasury Obligations	—	2,336	—	2,336
Short-Term Investment	—	153	—	153
Money Market Funds	6,750	—	—	6,750

Total Investments	6,750	75,118	—	81,868

U.S. Government Securities Fund
U.S. Treasury Obligations	—	85,111	—	85,111
Money Market Fund	1,229	—	—	1,229

Total Investments	1,229	85,111	—	86,340

U.S. Government Securities Ultra-Short Bond Fund
Collateralized Mortgage Obligations	—	169,802	—	169,802
U.S. Government Agencies	—	102,870	—	102,870
U.S. Government Agency Mortgages	—	587,127	—	587,127
U.S. Treasury Obligation	—	14,026	—	14,026
Money Market Funds	54,294	—	—	54,294

Total Investments	54,294	873,825	—	928,119

Other Financial Instruments[2]	(86)	—	—	(86)

Virginia Intermediate Municipal Bond Fund
Municipal Bonds[3]	—	209,170	—	209,170
Money Market Fund	4,056	—	—	4,056

Total Investments	4,056	209,170	—	213,226

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
	Prices($)	Inputs($)	Inputs($)	Total($)

Prime Quality Money Market Fund
Certificates of Deposit[1]	—	963,683	—	963,683
Commercial Paper[1]	—	2,331,671	—	2,331,671
Corporate Bonds[1]	—	250,840	—	250,840
Municipal Bonds[3]	—	242,227	—	242,227
U.S. Government Agencies	—	982,940	—	982,940
Repurchase Agreements	—	125,901	—	125,901
Money Market Funds	191,087	—	—	191,087
Time Deposits	—	190,058	—	190,058

Total Investments	191,087	5,087,320	—	5,278,407

Tax-Exempt Money Market Fund
Municipal Bonds[3]	—	1,557,654	—	1,557,654
Money Market Funds	1,514	—	—	1,514

Total Investments	1,514	1,557,654	—	1,559,168

U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	573,024	—	573,024
U.S. Treasury Obligation	—	5,992	—	5,992
Repurchase Agreements	—	247,885	—	247,885
Money Market Funds	147,000	—	—	147,000

Total Investments	147,000	826,901	—	973,901

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	574,480	—	574,480
Repurchase Agreements	—	240,973	—	240,973
Money Market Funds	262,000	—	—	262,000

Total Investments	262,000	815,453	—	1,077,453

Virginia Tax-Free Money Market Fund
Municipal Bonds[3]	—	306,902	—	306,902
Money Market Funds	1,008	—	—	1,008

Total Investments	1,008	306,902	—	307,910

Institutional Cash Management Money Market Fund
Certificates of Deposit[1]	—	523,446	—	523,446
Commercial Paper[1]	—	1,421,171	—	1,421,171
Corporate Bonds[1]	—	116,125	—	116,125
Municipal Bonds[3]	—	120,030	—	120,030
U.S. Government Agencies	—	510,634	—	510,634
Short-Term Investment	—	1,528	—	1,528
Money Market Funds	191,000	—	—	191,000
Time Deposits	—	110,000	—	110,000

Total Investments	191,000	2,802,934	—	2,993,934

Institutional Municipal Cash Reserve Money Market Fund
Municipal Bonds[3]	—	124,553	—	124,553
Money Market Fund	1,413	—	—	1,413

Total Investments	1,413	124,553	—	125,966

Institutional U.S. Government Securities Money Market Fund
U.S. Government Agencies	—	1,532,280	—	1,532,280
U.S. Treasury Obligation	—	24,968	—	24,968
Repurchase Agreements	—	765,900	—	765,900
Money Market Funds	405,000	—	—	405,000

Total Investments	405,000	2,323,148	—	2,728,148

Institutional U.S. Treasury Securities Money Market Fund
U.S. Treasury Obligations	—	1,818,064	—	1,818,064
Repurchase Agreements	—	823,513	—	823,513
Money Market Funds	515,000	—	—	515,000

Total Investments	515,000	2,641,577	—	3,156,577

[1]	Please see the Schedules of Portfolio of Investments for Sector or Country Classification.

[2]	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules of Portfolio Investments, such as Forward Foreign Currency Contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

[3]	Please see the Schedules of Portfolio of Investments for State Classification.
As of April 01, 2009 and December 31, 2009, there were no Level 3 securities in the Funds.
Foreign Currency Translation—The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.
Security Transactions—During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.
Derivative and Hedging Instruments—Certain of the Funds may invest in various financial instruments including positions in forward foreign currency contracts, futures contracts, and swap agreements. The Funds have engaged in limited derivative activity. The notional amounts in the Schedules are representative of typical volumes.
Forward Foreign Currency Contracts—Certain of the Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. As of December 31, 2009, the Intermediate Bond Fund, International Equity 130/30 Fund, Investment Grade Bond Fund, Seix Global Strategy Fund and Total Return Bond Fund have outstanding forward foreign currency contracts as presented in the Funds’ Schedules.
Futures Contracts—Each Fund (except the Money Market Funds) is subject to equity price risk and interest rate risk in the normal course of pursuing it investment objectives. Certain of the Funds are subject to foreign currency exchange rate risk. Certain of the Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies caused by changes in prevailing market interest rates. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as a counterparty, to all exchange traded futures, guarantees the futures against default. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished.
Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
Swap Agreements— Certain of the Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be on the statement of assets and liabilities and then amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.
Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium).
If a credit event (i.e., bankruptcy, default) occurs, as defined by the swap agreement, the party providing insurance will have to purchase the referenced obligation of the third party from the insured party. If the Fund is providing insurance, the maximum potential liability that a Fund is subject to is the notional amount of the swap agreement. The potential liability amount may be reduced by anticipated recovery rates of the referenced obligation of the third party, upfront premiums received and net amounts received if the Fund has also purchased a credit default swap where the referenced obligation of the third party is identical. The credit default swaps are presented with the Funds’ Schedules.

Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the Funds’ ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.
The collateral for open swap agreements, as disclosed in the Schedules, is held at SunTrust Banks, Inc. (“SunTrust”). As of December 31, 2009, U.S. Treasury Obligations were held as collateral for open swap agreements.
Real Estate Investment Trusts—Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known upon notification from issuers.
Securities Lending—Each Fund (except the Allocation Strategies and Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% for equity funds and 100% for fixed income funds (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.
Cash collateral received in connection with securities lending is invested in a joint account managed by RidgeWorth Capital Management, Inc. (RidgeWorth Funds Securities Lending Joint Account). The joint account invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.
At December 31, 2009, the cash collateral received by the Funds was pooled and invested in the following securities (RidgeWorth Funds Securities Lending Joint Account). Each of the Funds participating in securities lending at that date owned a pro-rata portion of the assets and liabilities listed below (in thousands, except Shares):

	Shares or
	Principal
	Amount($)	Value($)
Banc of America Securities, 0.010%, dated 12/31/09 to be repurchased on 01/04/10, repurchase price $31,000 (collateralized by FHLB; 2.050%, due 08/10/12; total market value $31,160)	31,000	31,000
Goldman Sachs Financial Square Funds — Federal Fund	20,000,000	20,000
Goldman Sachs Financial Square Funds — Government Fund	40,000,000	40,000
JPMorgan U.S. Government Money Market Fund	63,706,671	63,707
RidgeWorth Institutional U.S. Government Securities Money Market Fund(a)(b)	40,000,000	40,000
BNP Paribas Time Deposit, 0.020%, 01/04/10(a)	3,977	3,977
Calyon Time Deposit, 0.010%, 01/04/10(a)	5,984	5,983
Societe Generale Time Deposit, 0.020%, 01/04/10(a)	3,525	3,525

Total Investments (Cost $208,192)(c)		208,192
Payable to Participating Funds		(19)
Amount due to Lending Agent		—

Net Assets		208,173

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2009

(b)	Affiliate investment.

(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

FHLB	Federal Home Loan Bank
Repurchase Agreements—The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third-party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Securities Purchased on a When-Issued Basis—Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. As of December 31, 2009, there were no such securities held by the Funds.
TBA Purchase Commitments—The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.” As of December 31, 2009, the Limited-Term Federal Mortgage Securities Fund and Total Return Bond Fund were invested in TBA purchase commitments as presented in the Funds’ Schedules.
Mortgage Dollar Rolls—The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of December 31, 2009, there were no open mortgage dollar rolls.
Bank Loans— The High Income Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund may invest in first and second lien senior floating rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedules. At December 31, 2009, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.
Short Sales—The International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Liabilities for securities sold short are reported at market value in the Schedules. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying Schedules. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.
Restricted Securities—Certain of the Funds’ investments are restricted as to resale. As of December 31, 2009, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board, unless stated otherwise in each Funds’ Schedule.
Recent Accounting Pronouncements—Effective September 15, 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Topic 105-10-05, which codified all authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with GAAP. Management does not believe that the Codification will materially impact the Funds’ financial statements; however, references to former Statements of Financial Accounting Standards will be modified in the Funds’ prospective shareholder reports.
Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.
3. Federal Tax Information
At December 31, 2009, the cost and aggregate gross unrealized appreciation and depreciation on securities, for federal tax purposes were as follows (in thousands):

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)
Aggressive Growth Stock Fund	72,446	44,434	(2,590)	41,844
Emerging Growth Stock Fund	21,101	11,456	(481)	10,975
International Equity 130/30 Fund	117,838	4,866	(9,971)	(5,105)
International Equity Fund	253,127	67,911	(23,697)	44,214
International Equity Index Fund	681,085	277,208	(56,990)	220,218
Large Cap Core Equity Fund	384,110	105,695	(14,257)	91,438
Large Cap Growth Stock Fund	407,215	121,064	(10,838)	110,226
Large Cap Quantitative Equity Fund	23,207	1,815	(445)	1,370
Large Cap Value Equity Fund	1,071,980	198,391	(20,962)	177,429
Mid-Cap Core Equity Fund	82,477	15,714	(3,848)	11,866
Mid Cap Value Equity Fund	634,591	69,957	(12,554)	57,403
Real Estate 130/30 Fund	9,885	1,905	(838)	1,067
Select Large Cap Growth Stock Fund	113,647	27,810	(738)	27,072
Small Cap Growth Stock Fund	340,865	93,780	(15,004)	78,776
Small Cap Value Equity Fund	529,249	74,406	(34,685)	39,721
U.S. Equity 130/30 Fund	8,647	829	(541)	288
Aggressive Growth Allocation Strategy	27,313	1,459	(2,008)	(549)
Conservative Allocation Strategy	14,920	834	(505)	329
Growth Allocation Strategy	67,320	4,609	(2,951)	1,658
Moderate Allocation Strategy	148,851	8,845	(5,502)	3,343
Corporate Bond Fund	173,247	11,757	(554)	11,203
Georgia Tax-Exempt Bond Fund	203,961	7,068	(587)	6,481
High Grade Municipal Bond Fund	61,624	3,426	(17)	3,409
High Income Fund	156,958	8,840	(1,131)	7,709
Intermediate Bond Fund	1,561,215	45,013	(8,961)	36,052
Investment Grade Bond Fund	415,215	22,229	(2,034)	20,195
Investment Grade Tax-Exempt Bond Fund	1,008,295	31,409	(2,904)	28,505
Limited Duration Fund	23,594	128	(77)	51
Limited-Term Federal Mortgage Securities Fund	49,016	486	(201)	285
Maryland Municipal Bond Fund	31,721	1,637	(99)	1,538
North Carolina Tax-Exempt Bond Fund	54,532	1,773	(161)	1,612
Seix Floating Rate High Income Fund	1,075,850	44,896	(16,957)	27,939
Seix Global Strategy Fund	9,654	1	—	1
Seix High Yield Fund	1,544,140	110,284	(10,809)	99,475
Short-Term Bond Fund	463,760	8,191	(5,964)	2,227
Short-Term U.S. Treasury Securities Fund	102,392	646	(32)	614
Total Return Bond Fund	839,259	21,576	(5,897)	15,679
Ultra-Short Bond Fund	82,323	692	(1,147)	(455)
U.S. Government Securities Fund	85,910	1,526	(1,096)	430
U.S. Government Securities Ultra-Short Bond Fund	927,361	2,616	(1,858)	758
Virginia Intermediate Municipal Bond Fund	203,613	10,391	(778)	9,613
Prime Quality Money Market Fund	5,278,407	—	—	—
Tax-Exempt Money Market Fund	1,559,168	—	—	—
U.S. Government Securities Money Market Fund	973,901	—	—	—
U.S. Treasury Money Market Fund	1,077,453	—	—	—
Virginia Tax-Free Money Market Fund	307,910	—	—	—
Institutional Cash Management Money Market Fund	2,993,934	—	—	—
Institutional Municipal Cash Reserve Money Market Fund	125,966	—	—	—
Institutional U.S. Government Securities Money Market Fund	2,728,148	—	—	—
Institutional U.S. Treasury Securities Money Market Fund	3,156,577	—	—	—
Amounts designated as “-” are $0 or have been rounded to $0.
4. Risks
Certain of the Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Real Estate 130/30 Fund invests a substantial portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by that Fund.
The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.

Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The Corporate Bond Fund, High Income Fund, Seix Global Strategy Fund and Seix High Yield Fund invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
Certain of the Funds may invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
Certain of the Funds’ concentrations of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.
Certain of the Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.
The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.
5. Subsequent Events
The Trust has evaluated subsequent events through February 26, 2010, which is the date the Form N-Q was issued.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RidgeWorth Funds
By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, RidgeWorth Funds

Date	February 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short
Julia Short, President, RidgeWorth Funds

Date	February 26, 2010

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, RidgeWorth Funds

Date	February 26, 2010